UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23570

Simplify Exchange Traded Funds
(Exact name of registrant as specified in charter)

222 Broadway, 22nd Floor

New York, NY 10038
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: (646) 585-0476

Date of fiscal year end: June 30

Date of reporting period: December 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

December 31, 2023

Semi-Annual Report

Simplify Exchange Traded Funds

Simplify Aggregate Bond ETF (formerly Simplify Aggregate Bond PLUS Credit Hedge ETF) (AGGH)

Simplify Health Care ETF (PINK)

Simplify Hedged Equity ETF (HEQT)

Simplify High Yield PLUS Credit Hedge ETF (CDX)

Simplify Interest Rate Hedge ETF (PFIX)

Simplify Intermediate Term Treasury Futures Strategy ETF (TYA)

Simplify Market Neutral Equity Long/Short ETF (EQLS)

Simplify MBS ETF (MTBA)

Simplify Multi-QIS Alternative ETF (QIS)

Simplify Short Term Treasury Futures Strategy ETF (TUA)

Simplify Tail Risk Strategy ETF (CYA)

Simplify US Equity PLUS GBTC ETF (SPBC)

Simplify US Equity PLUS QIS ETF (SPQ)

Simplify Commodities Strategy No K-1 ETF (HARD)

Simplify Macro Strategy ETF (FIG)

Simplify Managed Futures Strategy ETF (CTA)

(This page intentionally left blank)

Simplify Exchange Traded Funds

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Simplify Exchange Traded Funds

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including unitary advisory fees and other Fund expenses. In the most recent six-month period the Funds, except for Simplify Health Care ETF, Simplify Hedged Equity ETF, Simplify Interest Rate Hedge ETF, Simplify Market Neutral Equity Long Short ETF, Simplify US Equity PLUS GBTC ETF, Simplify Commodities Strategy No K-1 ETF and Simplify Managed Futures Strategy ETF, limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023, except otherwise noted below, to December 31, 2023).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Fund’s actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Simplify Aggregate Bond ETF
Actual	$1,000.00	$1,035.50	0.30%	$1.53
Hypothetical (5% return before expenses)	$1,000.00	$1,023.63	0.30%	$1.53
Simplify Health Care ETF
Actual	$1,000.00	$1,034.60	0.50%	$2.56
Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	0.50%	$2.54
Simplify Hedged Equity ETF
Actual	$1,000.00	$1,051.40	0.50%	$2.58
Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	0.50%	$2.54
Simplify High Yield PLUS Credit Hedge ETF
Actual	$1,000.00	$1,073.80	0.25%	$1.30
Hypothetical (5% return before expenses)	$1,000.00	$1,023.88	0.25%	$1.27
Simplify Interest Rate Hedge ETF
Actual	$1,000.00	$1,165.80	0.50%	$2.72
Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	0.50%	$2.54
Simplify Intermediate Term Treasury Futures Strategy ETF
Actual	$1,000.00	$991.10	0.15%	$0.75
Hypothetical (5% return before expenses)	$1,000.00	$1,024.38	0.15%	$0.76
Simplify Market Neutral Equity Long Short ETF
Actual	$1,000.00	$984.20	1.00%	$4.99
Hypothetical (5% return before expenses)	$1,000.00	$1,020.11	1.00%	$5.08
Simplify MBS ETF
Actual	$1,000.00	$1,036.70	0.15%	$0.23	(2)
Hypothetical (5% return before expenses)	$1,000.00	$1,024.38	0.15%	$0.76
Simplify Multi-QIS Alternative ETF
Actual	$1,000.00	$1,023.70	1.00%	$4.81	(3)
Hypothetical (5% return before expenses)	$1,000.00	$1,020.11	1.00%	$5.08
Simplify Short Term Treasury Futures Strategy ETF
Actual	$1,000.00	$1,045.30	0.15%	$0.77
Hypothetical (5% return before expenses)	$1,000.00	$1,024.38	0.15%	$0.76

Simplify Exchange Traded Funds

Fees and Expenses (Unaudited) (Continued)

	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Simplify Tail Risk Strategy ETF
Actual	$1,000.00	$31.40	1.17%	$3.03
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	1.17%	$5.94
Simplify US Equity PLUS GBTC ETF
Actual	$1,000.00	$1,149.20	0.50%	$2.70
Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	0.50%	$2.54
Simplify US Equity PLUS QIS ETF
Actual	$1,000.00	$1,073.20	0.55%	$0.75	(4)
Hypothetical (5% return before expenses)	$1,000.00	$1,022.37	0.55%	$2.80
Simplify Commodities Strategy No K-1 ETF
Actual	$1,000.00	$957.80	0.75%	$3.69
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
Simplify Macro Strategy ETF
Actual	$1,000.00	$1,010.40	0.73%	$3.69
Hypothetical (5% return before expenses)	$1,000.00	$1,021.47	0.73%	$3.71
Simplify Managed Futures Strategy ETF
Actual	$1,000.00	$987.80	0.76%	$3.80
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.76%	$3.86

(1)	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.
(2)	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 55 (the number of days in the period November 7, 2023 (commencement of operations) to December 31, 2023), then divided by 366.
(3)	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 174 (the number of days in the period July 11, 2023 (commencement of operations) to December 31, 2023), then divided by 366.
(4)	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 48 (the number of days in the period November 14, 2023 (commencement of operations) to December 31, 2023), then divided by 366.

Simplify Aggregate Bond ETF

Schedule of Investments

December 31, 2023 (Unaudited)

	Principal	Value
U.S. Government Obligations – 72.7%
U.S. Treasury Inflation Indexed Note, 0.63%, 1/15/2024(a)	$75,098,600	$98,763,825
U.S. Treasury Inflation Indexed Note, 0.50%, 4/15/2024	4,200,000	5,059,160
Total U.S. Government Obligations (Cost $103,989,386)		103,822,985

	Shares
U.S. Exchange-Traded Funds – 27.3%
iShares Core U.S. Aggregate Bond ETF(b)	80,400	7,979,700
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	90,000	9,959,400
iShares MBS ETF(b)	58,200	5,475,456
PIMCO 15+ Year U.S. Tips Index Exchange-Traded Fund(b)	274,283	15,546,360
Total U.S. Exchange-Traded Funds (Cost $37,636,736)		38,960,916

Total Investments – 100.0%
(Cost $141,626,122)		$142,783,901
Liabilities in Excess of Other Assets – (0.0)%†		(32,009)
Net Assets – 100.0%		$142,751,892

	Number of Contracts	Notional Amount
Written Options – (0.5)%

Calls – Exchange-Traded – (0.4)%
iShares Core U.S. Aggregate Bond ETF, March Strike Price $95, Expires 3/15/24	(500)	$(4,750,000)	$(247,500)
iShares iBoxx $ Investment Grade Corporate Bond ETF, January Strike Price $112, Expires 1/12/24	(900)	(10,080,000)	(26,100)
iShares iBoxx $ Investment Grade Corporate Bond ETF, January Strike Price $113, Expires 1/12/24	(1,001)	(11,311,300)	(11,511)
iShares iBoxx $ Investment Grade Corporate Bond ETF, January Strike Price $114, Expires 1/12/24	(1,000)	(11,400,000)	(4,500)
iShares iBoxx $ Investment Grade Corporate Bond ETF, January Strike Price $108, Expires 1/19/24	(300)	(3,240,000)	(91,500)
iShares iBoxx $ Investment Grade Corporate Bond ETF, February Strike Price $108, Expires 2/16/24	(300)	(3,240,000)	(105,000)
iShares MBS ETF, January Strike Price $94, Expires 1/19/24	(582)	(5,470,800)	(52,380)
			(538,491)
Puts – Exchange-Traded – (0.1)%
PIMCO 15+ Year U.S. Tips Index Exchange-Traded Fund, March Strike Price $50, Expires 3/15/24	(1,300)	(6,500,000)	(26,000)
U.S. Long Bond, January Strike Price $108, Expires 1/26/24	(100)	(10,800,000)	(1,562)
U.S. TRS Bond Friday Week 1, January Strike Price $120, Expires 1/05/24	(100)	(12,000,000)	(3,125)
U.S. TRS Bond Friday Week 1, January Strike Price $121, Expires 1/05/24	(100)	(12,100,000)	(4,687)
U.S. TRS Bond Friday Week 1, January Strike Price $122, Expires 1/05/24	(100)	(12,200,000)	(12,500)
U.S. TRS Bond Friday Week 1, January Strike Price $123, Expires 1/05/24	(100)	(12,300,000)	(26,563)
U.S. TRS Bond Friday Week 2, January Strike Price $121.5, Expires 1/12/24	(100)	(12,150,000)	(26,563)
U.S. TRS Bond Friday Week 2, January Strike Price $122, Expires 1/12/24	(100)	(12,200,000)	(34,375)
U.S. TRS Bond Friday Week 2, January Strike Price $122.5, Expires 1/12/24	(100)	(12,250,000)	(45,313)
U.S. TRS Bond Friday Week 2, January Strike Price $123, Expires 1/12/24	(100)	(12,300,000)	(57,813)
			(238,501)

Total Written Options (Premiums Received $661,253)			$(776,992)

See Notes to Financial Statements.

Simplify Aggregate Bond ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

†	Less than 0.05%
(a)	Securities with an aggregate market value of $19,727,136 have been pledged as collateral for options as of December 31, 2023.
(b)	Subject to written put or call options.

At December 31, 2023, open futures contracts were as follows:

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long position contracts:
U.S. Treasury 10 Year Note	861	$97,198,828	3/19/24	$191,890

Short position contracts:
S&P 500 E-Mini Future	(24)	(5,784,000)	3/15/24	(213,585)
Total net unrealized depreciation				$(21,695)

Summary of Investment Type

Industry	% of Net Assets
U.S. Government Obligations	72.7%
U.S. Exchange-Traded Funds	27.3%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%†
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Health Care ETF

Schedule of Investments

December 31, 2023 (Unaudited)

	Shares	Value
Common Stocks – 97.9%
Consumer, Non-cyclical – 95.1%
Abbott Laboratories	3,955	$435,327
AbbVie, Inc.	8,893	1,378,148
ACADIA Pharmaceuticals, Inc.*	1,250	39,138
Agilent Technologies, Inc.	774	107,609
Align Technology, Inc.*	4,018	1,100,932
Amgen, Inc.	1,492	429,726
Argenx SE, ADR*	1,778	676,405
Becton Dickinson & Co.	5,305	1,293,518
Biogen, Inc.*	146	37,780
Bio-Techne Corp.	4,264	329,010
Boston Scientific Corp.*	29,088	1,681,577
Bristol-Myers Squibb Co.	20,547	1,054,267
Cigna Group (The)	11,684	3,498,774
Cooper Cos., Inc. (The)	696	263,394
Cytokinetics, Inc.*	21,797	1,819,832
Danaher Corp.	595	137,647
Dexcom, Inc.*	7,498	930,427
Eli Lilly & Co.	4,149	2,418,535
Embecta Corp.	647	12,248
Establishment Labs Holdings, Inc.*	11,863	307,133
Exact Sciences Corp.*	8,981	664,414
Fulcrum Therapeutics, Inc.*	98,325	663,694
Gilead Sciences, Inc.	16,750	1,356,918
HCA Healthcare, Inc.	663	179,461
Henry Schein, Inc.*	1,640	124,164
Humana, Inc.	5,357	2,452,488
IDEXX Laboratories, Inc.*	1,315	729,891
Insulet Corp.*	4,163	903,288
Intuitive Surgical, Inc.*	5,467	1,844,347
Johnson & Johnson	15,008	2,352,354
Lantheus Holdings, Inc.*	3,838	237,956
LivaNova PLC*	4,007	207,322
Masimo Corp.*	36,916	4,326,924
Medtronic PLC	27,456	2,261,825
Merck & Co., Inc.	22,189	2,419,045
Penumbra, Inc.*	114	28,676
Pfizer, Inc.	1,232	35,469
Quanterix Corp.*	22,101	604,241
QuidelOrtho Corp.*	3,610	266,057
Regeneron Pharmaceuticals, Inc.*	4,008	3,520,186
ResMed Inc.	1,812	311,700
Sarepta Therapeutics Inc*	23,715	2,286,837
Shockwave Medical, Inc.*	4,246	809,118
Stryker Corp.	2,363	707,624
Syndax Pharmaceuticals, Inc.*	11,801	255,020
Tenet Healthcare Corp.*	2,175	164,365
Thermo Fisher Scientific, Inc.	4,897	2,599,279
UnitedHealth Group, Inc.	3,511	1,848,436
Vertex Pharmaceuticals, Inc.*	2,311	940,323

See Notes to Financial Statements.

Simplify Health Care ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (continued)
Consumer, Non-cyclical (continued)
Zoetis, Inc.	1,331	$262,699
		53,315,548
Industrial – 2.5%
PureCycle Technologies, Inc.*	331,159	1,341,194
Veralto Corp.	200	16,452
		1,357,646
Technology – 0.3%
Veeva Systems, Inc., Class A*	902	173,653
Total Common Stocks (Cost $52,518,073)		54,846,847

Money Market Funds – 0.1%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 5.24%(a)
(Cost $75,672)	75,672	75,672

Total Investments – 98.0%
(Cost $52,593,745)		$54,922,519
Other Assets in Excess of Liabilities – 2.0%		1,144,560
Net Assets – 100.0%		$56,067,079

*	Non Income Producing
(a)	Rate shown reflects the 7-day yield as of December 31, 2023.

ADR: American Depositary Receipt

Summary of Investment Type

Industry	% of Net Assets
Common Stocks	97.9%
Money Market Funds	0.1%
Total Investments	98.0%
Other Assets in Excess of Liabilities	2.0%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Hedged Equity ETF

Schedule of Investments

December 31, 2023 (Unaudited)

	Shares	Value
U.S. Exchange-Traded Funds – 102.5%
iShares Core S&P 500 ETF(a)(b)
(Cost $112,199,378)	269,532	$128,736,569

	Number of Contracts	Notional Amount
Purchased Options – 0.3%

Puts – Exchange-Traded – 0.3%
S&P 500 Index, January Strike Price $4,070, Expires 1/19/24	94	$38,258,000	9,400
S&P 500 Index, February Strike Price $4,275, Expires 2/16/24	93	39,757,500	60,915
S&P 500 Index, March Strike Price $4,475, Expires 3/15/24	92	41,170,000	261,740
			332,055

Total Purchased Options (Cost $1,337,683)			332,055

	Shares
Money Market Funds – 0.7%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 5.24%(c)
(Cost $900,583)	900,583	900,583

Total Investments – 103.5%
(Cost $114,437,644)		$129,969,207
Liabilities in Excess of Other Assets – (3.5)%		(4,448,361)
Net Assets – 100.0%		$125,520,846

	Number of Contracts	Notional Amount
Written Options – (3.5)%

Calls – Exchange-Traded – (3.5)%
S&P 500 Index, January Strike Price $4,500, Expires 1/19/24	(94)	$(42,300,000)	$(2,761,250)
S&P 500 Index, February Strike Price $4,725, Expires 2/16/24	(93)	(43,942,500)	(1,188,540)
S&P 500 Index, March Strike Price $4,950, Expires 3/15/24	(92)	(45,540,000)	(395,600)
			(4,345,390)
Puts – Exchange-Traded – (0.0)%†
S&P 500 Index, January Strike Price $3,425, Expires 1/19/24	(94)	(32,195,000)	(2,350)
S&P 500 Index, February Strike Price $3,600, Expires 2/16/24	(93)	(33,480,000)	(12,090)
S&P 500 Index, March Strike Price $3,770, Expires 3/15/24	(92)	(34,684,000)	(41,400)
			(55,840)

Total Written Options (Premiums Received $1,798,345)			$(4,401,230)

†	Less than 0.05%
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	Securities with an aggregate market value of $96,003,630 have been pledged as collateral for options as of December 31, 2023.
(c)	Rate shown reflects the 7-day yield as of December 31, 2023.

See Notes to Financial Statements.

Simplify Hedged Equity ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

Summary of Investment Type

Industry	% of Net Assets
U.S. Exchange-Traded Funds	102.5%
Purchased Options	0.3%
Money Market Funds	0.7%
Total Investments	103.5%
Liabilities in Excess of Other Assets	(3.5)%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify High Yield PLUS Credit Hedge ETF

Schedule of Investments

December 31, 2023 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 98.9%
U.S. Treasury Bill, 5.54%, 3/28/2024(a)(b)	$28,600,000	$28,245,288
U.S. Treasury Bill, 5.38%, 4/16/2024(a)	29,700,000	29,249,261
Total U.S. Treasury Bills (Cost $57,474,494)		57,494,549

	Number of Contracts	Notional Amount
Purchased Options – 0.1%

Puts – Exchange-Traded – 0.1%
S&P 500 Index, January Strike Price $3,670, Expires 1/19/24	15	5,505,000	750
S&P 500 Index, February Strike Price $3,830, Expires 2/16/24	29	11,107,000	6,090
S&P 500 Index, March Strike Price $4,010, Expires 3/15/24	33	13,233,000	25,245
			32,085

Total Purchased Options (Cost $105,213)			32,085

Total Investments – 99.0%
(Cost $57,579,707)			$57,526,634
Other Assets in Excess of Liabilities – 1.0%			577,307
Net Assets – 100.0%			$58,103,941

	Number of Contracts	Notional Amount
Written Options – (0.0)%†

Puts – Exchange-Traded – (0.0)%†
S&P 500 Index, January Strike Price $3,450, Expires 1/19/24	(15)	$(5,175,000)	$(412)
S&P 500 Index, February Strike Price $3,600, Expires 2/16/24	(29)	(10,440,000)	(3,843)
S&P 500 Index, March Strike Price $3,775, Expires 3/15/24	(33)	(12,457,500)	(15,180)
			(19,435)

Total Written Options (Premiums Received $65,804)			$(19,435)

†	Less than 0.05%
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Securities with an aggregate market value of $27,751,279 have been pledged as collateral for options as of December 31, 2023.

Summary of Investment Type

Industry	% of Net Assets
U.S. Treasury Bills	98.9%
Purchased Options	0.1%
Total Investments	99.0%
Other Assets in Excess of Liabilities	1.0%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify High Yield PLUS Credit Hedge ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

At December 31, 2023, over the counter total return swap contracts outstanding were as follows:

Reference Obligation/Index	Termination Date(a)	Financing Rate Paid (Received) by the Fund		Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)(b)
iShares iBoxx $ High Yield Corporate Bond ETF	3/17/2025	3.35	%(c)	Morgan Stanley Capital Services LLC	(57,674,942)	$264,348
Morgan Stanley Custom Junk Index*	2/15/2024	5.68	%(c)	Morgan Stanley Capital Services LLC	15,578,888	(301,237)
Morgan Stanley Custom Quality Index*	2/15/2024	5.08	%(c)	Morgan Stanley Capital Services LLC	(17,615,171)	199,267
						$162,378

*	The components of the basket shown below.
(a)	The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b)	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c)	Payments made quarterly.

*	The following table shows the individual positions and related values of the securities within the Morgan Stanley Custom Junk Index basket.

	Shares	Value	% of basket
Common Stocks
Basic Materials
Alcoa Corp.	(6,049)	$(205,668)	1.29%
Celanese Corp, Class A	(1,115)	(173,277)	1.09%
Chemours Co. (The)	(5,114)	(161,281)	1.01%
FMC Corp.	(2,710)	(170,854)	1.07%
Sylvamo Corp.	(2,898)	(142,306)	0.90%
		(853,386)
Communications
AT&T Inc.	(11,709)	(196,482)	1.23%
Cable One Inc.	(275)	(153,143)	0.96%
Charter Communications Inc, Class A	(435)	(169,197)	1.06%
Frontier Communications Parent Inc.	(6,699)	(169,746)	1.07%
Lyft Inc, Class A	(11,786)	(176,674)	1.11%
Nexstar Media Group Inc, Class A	(1,011)	(158,438)	1.00%
Verizon Communications Inc.	(5,544)	(209,018)	1.31%
Viasat Inc.	(6,633)	(185,404)	1.16%
Warner Bros Discovery Inc.	(13,824)	(157,321)	0.99%
Wayfair Inc, Class A	(1,649)	(101,770)	0.64%
		(1,677,193)
Consumer, Cyclical
Advance Auto Parts Inc.	(2,543)	(155,175)	0.97%
Alaska Air Group Inc.	(3,945)	(154,130)	0.97%
American Airlines Group Inc.	(10,895)	(149,704)	0.94%
Caesars Entertainment Inc.	(3,033)	(142,175)	0.89%
Carnival Corp.	(9,388)	(174,051)	1.09%
Delta Air Lines Inc.	(3,930)	(158,109)	0.99%
Gap, Inc. (The)	(8,527)	(178,306)	1.12%
Hanesbrands Inc.	(27,525)	(122,763)	0.77%

See Notes to Financial Statements.

Simplify High Yield PLUS Credit Hedge ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Shares	Value	% of basket
Common Stocks (continued)
Consumer, Cyclical (continued)
JetBlue Airways Corp.	(17,304)	$(96,036)	0.60%
Kohl’s Corp.	(5,995)	(171,945)	1.08%
Lithia Motors Inc, Class A	(490)	(161,301)	1.01%
Macy’s Inc.	(9,853)	(198,238)	1.25%
Marriott Vacations Worldwide Corp.	(1,556)	(132,073)	0.83%
MGM Resorts International	(3,514)	(157,000)	0.99%
Newell Brands Inc.	(18,316)	(158,985)	1.00%
Norwegian Cruise Line Holdings Ltd.	(8,914)	(178,638)	1.12%
Peloton Interactive Inc, Class A	(25,044)	(152,517)	0.96%
Penn Entertainment Inc.	(5,905)	(153,636)	0.97%
Petco Health & Wellness Co Inc, Class A	(37,766)	(119,339)	0.75%
RH	(144)	(41,890)	0.26%
Royal Caribbean Cruises Ltd.	(1,416)	(183,306)	1.15%
Scotts Miracle-Gro Co/The	(2,547)	(162,366)	1.02%
Southwest Airlines Co.	(5,308)	(153,300)	0.96%
Travel + Leisure Co.	(3,709)	(144,968)	0.91%
United Airlines Holdings Inc.	(3,661)	(151,057)	0.95%
VF Corp.	(7,971)	(149,863)	0.94%
Victoria’s Secret & Co.	(6,429)	(170,630)	1.07%
Walgreens Boots Alliance Inc.	(6,614)	(172,696)	1.08%
WESCO International Inc.	(922)	(160,389)	1.01%
		(4,404,586)
Consumer, Non-cyclical
ADT Inc.	(21,729)	(148,192)	0.93%
Avis Budget Group Inc.	(752)	(133,215)	0.84%
Baxter International Inc.	(4,154)	(160,583)	1.01%
Catalent Inc.	(3,969)	(178,329)	1.12%
Clarivate PLC	(18,368)	(170,085)	1.07%
Darling Ingredients Inc.	(3,087)	(153,878)	0.97%
DaVita Inc.	(1,453)	(152,249)	0.96%
Driven Brands Holdings Inc.	(11,295)	(161,067)	1.01%
Dun & Bradstreet Holdings Inc.	(13,786)	(161,296)	1.01%
Elanco Animal Health Inc.	(12,052)	(179,569)	1.13%
Fortrea Holdings Inc.	(4,573)	(159,612)	1.00%
Hertz Global Holdings Inc.	(16,401)	(170,410)	1.07%
ICU Medical Inc.	(1,684)	(167,961)	1.05%
Jazz Pharmaceuticals PLC	(1,188)	(146,169)	0.92%
Maravai LifeSciences Holdings Inc, Class A	(26,025)	(170,464)	1.07%
Novocure Ltd.	(11,799)	(176,157)	1.11%
Organon & Co.	(12,607)	(181,787)	1.14%
Pediatrix Medical Group Inc.	(7,091)	(65,950)	0.41%
Perrigo Co PLC	(5,050)	(162,497)	1.02%
Pilgrim’s Pride Corp.	(1,778)	(49,185)	0.31%
QuidelOrtho Corp.	(2,219)	(163,518)	1.03%
R1 RCM Inc.	(11,862)	(125,380)	0.79%
Sabre Corp.	(28,466)	(125,252)	0.79%
Sarepta Therapeutics Inc.	(1,676)	(161,602)	1.01%
Sotera Health Co.	(10,068)	(169,643)	1.06%
Tandem Diabetes Care Inc.	(7,070)	(209,136)	1.31%

See Notes to Financial Statements.

Simplify High Yield PLUS Credit Hedge ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Shares	Value	% of basket
Common Stocks (continued)
Consumer, Non-cyclical (continued)
Teladoc Health Inc.	(7,671)	$(165,313)	1.04%
Tenet Healthcare Corp.	(2,267)	(171,313)	1.07%
Viatris Inc.	(15,248)	(165,140)	1.04%
		(4,504,952)
Energy
Kosmos Energy Ltd.	(19,443)	(130,465)	0.82%
PBF Energy Inc, Class A	(3,015)	(132,538)	0.83%
Southwestern Energy Co.	(23,849)	(156,212)	0.98%
Sunrun Inc.	(12,201)	(239,513)	1.51%
		(658,728)
Financial
Air Lease Corp, Class A	(3,717)	(155,887)	0.98%

Industrial
Berry Global Group Inc.	(2,255)	(151,976)	0.95%
Coherent Corp.	(3,751)	(163,294)	1.02%
MasTec Inc.	(2,391)	(181,070)	1.14%
MDU Resources Group Inc.	(7,526)	(149,017)	0.94%
O-I Glass Inc, Class I	(6,551)	(107,310)	0.67%
Regal Rexnord Corp.	(1,126)	(166,736)	1.05%
Ryder System Inc.	(1,362)	(156,688)	0.98%
Sealed Air Corp.	(4,457)	(162,768)	1.02%
Silgan Holdings Inc.	(3,475)	(157,224)	0.99%
Spirit AeroSystems Holdings Inc, Class A	(5,440)	(172,873)	1.09%
Stanley Black & Decker Inc.	(1,142)	(112,023)	0.70%
		(1,680,979)
Technology
Alteryx Inc, Class A	(3,571)	(168,431)	1.06%
BILL Holdings Inc.	(2,067)	(168,652)	1.06%
Concentrix Corp.	(1,575)	(154,647)	0.97%
DXC Technology Co.	(6,206)	(141,942)	0.89%
Kyndryl Holdings Inc.	(8,041)	(167,098)	1.05%
Lumentum Holdings Inc.	(3,243)	(169,997)	1.07%
MKS Instruments Inc.	(1,741)	(179,127)	1.12%
NCR Voyix Corp.	(9,641)	(163,026)	1.02%
RingCentral Inc, Class A	(4,613)	(156,596)	0.98%
Wolfspeed Inc.	(3,904)	(169,863)	1.07%
Xerox Holdings Corp.	(9,278)	(170,069)	1.07%
ZoomInfo Technologies Inc, Class A	(9,814)	(181,469)	1.14%
		(1,990,917)
Total		$(15,926,628)	100.00%

*	The following table shows the individual positions and related values of the securities within the Morgan Stanley Custom Quality Index basket.

See Notes to Financial Statements.

Simplify High Yield PLUS Credit Hedge ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Shares	Value	% of basket
Common Stocks
Basic Materials
Ecolab Inc.	892	$176,910	0.99%
Reliance Steel & Aluminum Co.	650	181,879	1.02%
Sherwin-Williams Co/The	587	183,073	1.02%
		541,862
Communications
Cisco Systems Inc.	3,508	177,222	0.99%
Fox Corp.	5,947	176,437	0.98%
Interpublic Group of Cos Inc/T	5,523	180,284	1.01%
Omnicom Group Inc.	2,061	178,304	1.00%
Sirius XM Holdings Inc.	32,651	178,599	1.00%
		890,846
Consumer, Cyclical
AutoZone Inc.	65	168,130	0.94%
Core & Main Inc, Class A	4,495	181,633	1.01%
Deckers Outdoor Corp.	245	163,895	0.92%
Domino’s Pizza Inc.	436	179,773	1.00%
Home Depot, Inc. (The)	519	179,981	1.01%
LKQ Corp.	3,807	181,917	1.02%
Lululemon Athletica Inc.	344	175,673	0.98%
NVR Inc.	26	185,281	1.04%
O’Reilly Automotive Inc.	178	169,008	0.94%
Pool Corp.	492	196,128	1.10%
YETI Holdings Inc.	3,681	190,607	1.07%
Yum! Brands Inc.	1,351	176,548	0.99%
		2,148,574
Consumer, Non-cyclical
Abbott Laboratories	1,622	178,547	1.00%
AbbVie Inc.	1,129	175,002	0.98%
Avantor Inc.	8,140	185,827	1.04%
Avery Dennison Corp.	906	183,226	1.03%
Centene Corp.	2,267	168,220	0.94%
Chemed Corp.	300	175,664	0.98%
Church & Dwight Co Inc.	1,832	173,231	0.97%
Cigna Group/The	583	174,646	0.98%
Cintas Corp.	307	184,739	1.03%
CVS Health Corp.	2,352	185,676	1.04%
Elevance Health Inc.	358	168,764	0.94%
General Mills Inc.	2,593	168,899	0.95%
Grand Canyon Education Inc.	1,218	160,774	0.90%
Hershey Co. (The)	937	174,688	0.98%
Kraft Heinz Co/The	4,644	171,748	0.96%
Molina Healthcare Inc.	457	165,198	0.93%
Mondelez International Inc, Class A	2,394	173,431	0.97%
Philip Morris International Inc.	1,863	175,284	0.98%
Procter & Gamble Co/The	1,186	173,759	0.97%
ResMed Inc.	1,032	177,474	0.99%
Rollins Inc.	4,115	179,715	1.01%
S&P Global Inc.	405	178,607	1.00%
UnitedHealth Group Inc.	317	166,944	0.93%

See Notes to Financial Statements.

Simplify High Yield PLUS Credit Hedge ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Shares	Value	% of basket
Common Stocks (continued)
Consumer, Non-cyclical (continued)
Verisk Analytics Inc, Class A	711	$169,904	0.95%
		4,189,967
Energy
Antero Midstream Corp.	13,756	172,360	0.96%
Cheniere Energy Inc.	1,013	172,937	0.97%
HF Sinclair Corp.	3,379	187,781	1.05%
Texas Pacific Land Corp.	112	176,042	0.99%
		709,120
Financial
Agree Realty Corp.	2,915	183,514	1.03%
Aon PLC, Class A	521	151,483	0.85%
Arthur J Gallagher & Co.	699	157,175	0.88%
Brown & Brown Inc.	2,284	162,448	0.91%
Cboe Global Markets Inc.	970	173,184	0.97%
CME Group Inc, Class A	808	170,195	0.95%
CubeSmart	4,130	191,427	1.07%
EastGroup Properties Inc.	980	179,848	1.00%
Extra Space Storage Inc.	1,245	199,545	1.12%
First Industrial Realty Trust Inc.	3,460	182,216	1.02%
Intercontinental Exchange Inc.	1,467	188,456	1.05%
Nasdaq Inc.	3,195	185,730	1.04%
National Storage Affiliates Trust	4,727	196,020	1.10%
Prologis Inc.	1,418	188,968	1.06%
		2,510,209
Industrial
Allegion plc	1,577	199,758	1.12%
Amcor PLC	18,331	176,714	0.99%
AMETEK Inc.	1,073	176,856	0.99%
Amphenol Corp, Class A	1,813	179,701	1.01%
CH Robinson Worldwide Inc.	2,070	178,823	1.00%
Crown Holdings Inc.	1,969	181,338	1.01%
Illinois Tool Works Inc.	687	180,052	1.01%
Landstar System Inc.	948	183,580	1.03%
Lockheed Martin Corp.	383	173,665	0.97%
Masco Corp.	2,690	180,148	1.01%
Mettler-Toledo International Inc.	155	188,284	1.05%
Nordson Corp.	728	192,198	1.08%
Otis Worldwide Corp.	1,943	173,884	0.97%
Rockwell Automation Inc.	610	189,390	1.06%
TopBuild Corp.	537	200,965	1.12%
Trimble Inc.	3,598	191,436	1.07%
Veralto Corp.	2,234	183,795	1.03%
		3,130,587
Technology
Accenture PLC, Class A	504	176,925	0.99%
Adobe Inc.	273	162,927	0.91%
Broadcom Inc.	161	180,144	1.01%
Broadridge Financial Solutions Inc.	893	183,681	1.03%
CACI International Inc, Class A	531	171,833	0.96%
Cognizant Technology Solutions Corp, Class A	2,402	181,406	1.01%

See Notes to Financial Statements.

Simplify High Yield PLUS Credit Hedge ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Shares	Value	% of basket
Common Stocks (continued)
Technology (continued)
Crane NXT Co.	3,416	$194,261	1.09%
Fiserv Inc.	1,287	170,925	0.96%
Intuit Inc.	291	182,033	1.02%
Microsoft Corp.	462	173,826	0.97%
NetApp Inc.	1,962	172,970	0.97%
Oracle Corp.	1,717	180,979	1.01%
Paychex Inc.	1,367	162,861	0.91%
Texas Instruments Inc.	1,096	186,789	1.05%
Tyler Technologies Inc.	424	177,475	0.99%
Zebra Technologies Corp, Class A	723	197,590	1.11%
		2,856,625
Utilities
Alliant Energy Corp.	3,367	172,745	0.97%
Edison International	2,559	182,952	1.02%
Essential Utilities Inc.	4,862	181,606	1.01%
NRG Energy Inc.	3,553	183,708	1.03%
OGE Energy Corp.	4,899	171,137	0.96%
		892,148
Total		$17,869,938	100.00%

See Notes to Financial Statements.

Simplify Interest Rate Hedge ETF

Schedule of Investments

December 31, 2023 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 59.6%
U.S. Treasury Bill, 5.54%, 3/28/2024(a)	$17,200,000	$16,986,677
U.S. Treasury Bill, 5.37%, 4/16/2024(a)	34,000,000	33,484,003
Total U.S. Treasury Bills (Cost $50,455,342)		50,470,680

U.S. Government Obligations – 31.7%
U.S. Treasury Note, 0.25%, 9/30/2025(b)
(Cost $26,428,609)	$28,750,000	26,784,106

	Notional Amount
Purchased Swaptions – 3.7%

Puts – Over the Counter – 3.7%
Interest Rate Swaption, pay semi annually a fixed rate of 4.25% and received quarterly a floating rate of SOFR, Expires 5/10/30 (counterparty: Bank of America NA)	180,000,000	1,229,073
Interest Rate Swaption, pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/10/30 (counterparty: Barclays Bank PLC)	200,000,000	478,443
Interest Rate Swaption, pay semi annually a fixed rate of 4.25% and received quarterly a floating rate of SOFR, Expires 5/10/30 (counterparty: Goldman Sachs International)	150,000,000	903,167
Interest Rate Swaption, pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/10/30 (counterparty: Goldman Sachs International)	180,000,000	0
Interest Rate Swaption, pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/10/30 (counterparty: Morgan Stanley Capital Services LLC)	565,000,000	546,951
		3,157,634

Total Purchased Swaptions (Cost $0)		3,157,634

Total Investments – 95.0%
(Cost $76,883,951)		$80,412,420
Other Assets in Excess of Liabilities – 5.0%		4,208,261
Net Assets – 100.0%		$84,620,681

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Securities with an aggregate market value of $16,859,788 have been pledged as collateral for purchased swaptions as of December 31, 2023.

See Notes to Financial Statements.

Simplify Interest Rate Hedge ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

At December 31, 2023, interest rate swap contracts outstanding were as follows:

Rate Paid by Fund	Rate Received by the Fund	Payment Frequency Paid/ received	Counterparty	Maturity Date	Notional Amount	Fair Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (depreciation)
2.11%	1 day SOFR	Annual/Annual	Morgan Stanley Capital Services LLC	May 15, 2048	10,000	$1,554	$0	$1,554

Summary of Investment Type

Industry	% of Net Assets
U.S. Treasury Bills	59.6%
U.S. Government Obligations	31.7%
Purchased Swaptions	3.7%
Total Investments	95.0%
Other Assets in Excess of Liabilities	5.0%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Intermediate Term Treasury Futures Strategy ETF

Schedule of Investments

December 31, 2023 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 96.5%
U.S. Treasury Bill, 5.45%, 1/11/2024(a)	$8,100,000	$8,089,426
U.S. Treasury Bill, 5.40%, 3/28/2024(a)	2,500,000	2,468,993
U.S. Treasury Bill, 5.42%, 4/2/2024(a)	30,600,000	30,197,490
U.S. Treasury Bill, 5.40%, 4/16/2024(a)	11,000,000	10,833,060
Total U.S. Treasury Bills (Cost $51,577,861)		51,588,969

	Shares
Money Market Funds – 0.1%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 5.24%(b)
(Cost $70,052)	70,052	70,052

Total Investments – 96.6%
(Cost $51,647,913)		$51,659,021
Other Assets in Excess of Liabilities – 3.4%		1,805,688
Net Assets – 100.0%		$53,464,709

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Rate shown reflects the 7-day yield as of December 31, 2023.

At December 31, 2023, open futures contracts were as follows:

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long position contracts:
U.S. Treasury 10 Year Note	1,350	$152,402,344	3/19/24	$4,729,244

Summary of Investment Type

Industry	% of Net Assets
U.S. Treasury Bills	96.5%
Money Market Funds	0.1%
Total Investments	96.6%
Other Assets in Excess of Liabilities	3.4%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Market Neutral Equity Long/Short ETF

Schedule of Investments

December 31, 2023 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 101.2%
U.S. Treasury Bill, 5.54%, 3/28/2024(a)	$12,050,000	$11,900,550
U.S. Treasury Bill, 5.39%, 4/16/2024(a)	94,900,000	93,459,760
Total U.S. Treasury Bills (Cost $105,335,811)		105,360,310

Total Investments – 101.2%
(Cost $105,335,811)		$105,360,310
Liabilities in Excess of Other Assets – (1.2)%		(1,215,524)
Net Assets – 100.0%		$104,144,786

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.

Summary of Investment Type

Industry	% of Net Assets
U.S. Treasury Bills	101.2%
Total Investments	101.2%
Liabilities in Excess of Other Assets	(1.2)%
Net Assets	100.0%

At December 31, 2023, over the counter total return swap contracts outstanding were as follows:

Reference Obligation/Index	Termination Date(a)	Financing Rate Paid (Received) by the Fund		Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)(b)
BNP Custom Global Long Equity Index*	8/5/2024	4.57	%(c)	BNP Paribas	(103,174,157)	$(432,828)
BNP Custom Global Short Equity Index*	8/5/2024	(5.27	)%(c)	BNP Paribas	103,417,452	387,828
Goldman Sachs Custom Global Long Equity Index*	1/2/2025	0.30	%(c)	Goldman Sachs	(103,215,407)	(303,579)
Goldman Sachs Custom Global Short Equity Index*	1/2/2025	—	%(c)	Goldman Sachs	103,328,971	313,747
						$(34,832)

*	The components of the basket shown below.
(a)	The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b)	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c)	Payments made quarterly.

*	The following table shows the individual positions and related values of the securities within the BNP Custom Global Long Equity Index basket.

	Shares	Value	% of basket
Common Stocks
Basic Materials
Barrick Gold Corp.	5,250	$95,329	0.09%
BHP Group Ltd, ADR	30,289	1,041,473	1.00%
Boliden AB	8,230	256,891	0.25%

See Notes to Financial Statements.

Simplify Market Neutral Equity Long/Short ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Shares	Value	% of basket
Common Stocks (continued)
Basic Materials (continued)
Chr Hansen Holding A/S	2,507	$210,410	0.20%
Cleveland-Cliffs Inc.	12,947	264,368	0.25%
Franco-Nevada Corp.	805	89,667	0.09%
Holmen AB, Class B	1,348	56,970	0.05%
Mondi PLC	3,027	59,306	0.06%
Mosaic Co/The	5,608	200,366	0.19%
Newmont Corp.	8,343	345,325	0.33%
Nippon Steel Corp.	45,343	1,038,395	1.00%
Nissan Chemical Corp.	6,013	234,714	0.23%
Norsk Hydro ASA	89,702	604,356	0.58%
Novozymes A/S, Class B	11,856	652,116	0.63%
OCI NV	2,865	83,063	0.08%
Rio Tinto PLC	1,306	97,223	0.09%
Steel Dynamics Inc.	1,343	158,629	0.15%
Sumitomo Metal Mining Co Ltd.	8,578	258,221	0.25%
UPM-Kymmene Oyj	20,258	762,348	0.73%
Wheaton Precious Metals Corp.	1,178	58,413	0.06%
Yara International ASA	2,155	76,684	0.07%
		6,644,267
Communications
Alphabet Inc, Class A	7,361	1,028,280	0.99%
Alphabet Inc, Class C	6,398	901,637	0.87%
Arista Networks Inc.	398	93,835	0.09%
Auto Trader Group PLC, 144A	59,099	543,304	0.52%
BT Group PLC, Class A	255,430	402,326	0.39%
DoorDash Inc, Class A	7,260	717,979	0.69%
Elisa Oyj	6,994	323,537	0.31%
Juniper Networks Inc.	5,410	159,479	0.15%
KDDI Corp.	32,756	1,041,833	1.00%
Koninklijke KPN NV	252,946	871,378	0.84%
M3 Inc.	63,013	1,042,299	1.00%
Meta Platforms Inc, Class A	2,182	772,163	0.74%
Motorola Solutions Inc.	615	192,485	0.19%
Nippon Telegraph & Telephone Corp.	277,776	339,333	0.33%
Pearson PLC	4,624	56,817	0.05%
Quebecor Inc, Class B	7,261	173,600	0.17%
Rogers Communications Inc, Class B	22,102	1,039,892	1.00%
Scout24 SE, 144A	1,700	120,522	0.12%
SoftBank Corp.	11,835	147,637	0.14%
Tele2 AB, Class B	57,200	491,280	0.47%
Trend Micro Inc/Japan	18,014	964,005	0.93%
VeriSign Inc.	828	170,559	0.16%
WPP PLC	64,513	619,056	0.59%
		12,213,236
Consumer, Cyclical
AutoZone Inc.	30	78,395	0.07%
Bandai Namco Holdings Inc.	33,192	665,167	0.64%
Barratt Developments PLC	17,454	125,140	0.12%
Compass Group PLC	15,240	416,784	0.40%

See Notes to Financial Statements.

Simplify Market Neutral Equity Long/Short ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Shares	Value	% of basket
Common Stocks (continued)
Consumer, Cyclical (continued)
Copart Inc.	5,703	$279,447	0.27%
Costco Wholesale Corp.	220	145,404	0.14%
Darden Restaurants Inc.	527	86,526	0.08%
Dollarama Inc.	5,320	385,326	0.37%
Evolution AB, 144A	3,785	451,620	0.43%
Ferrari NV	3,076	1,037,167	1.00%
Genting Singapore Ltd.	315,326	239,017	0.23%
Genuine Parts Co.	995	137,807	0.13%
Home Depot, Inc. (The)	1,988	689,095	0.66%
Kering SA	1,179	519,691	0.50%
La Francaise des Jeux SAEM, 144A	3,688	133,798	0.13%
Magna International Inc.	1,093	64,932	0.06%
Marubeni Corp.	65,774	1,039,237	1.00%
MatsukiyoCocokara & Co.	4,652	82,366	0.08%
McDonald’s Holdings Co Japan Ltd.	2,119	91,783	0.09%
Mitsubishi Corp.	65,026	1,038,933	1.00%
Mitsui & Co Ltd.	27,653	1,038,739	1.00%
Nintendo Co Ltd.	1,139	59,440	0.06%
O’Reilly Automotive Inc.	1,004	953,973	0.92%
Persimmon PLC	24,143	427,345	0.41%
Rational AG	68	52,394	0.05%
Stellantis NV	40,638	949,615	0.91%
Subaru Corp.	56,904	1,043,312	1.00%
Sumitomo Corp.	46,336	1,010,544	0.97%
Taylor Wimpey PLC	127,045	238,075	0.23%
TJX Cos Inc/The	4,199	393,933	0.38%
Toyota Industries Corp.	2,042	166,457	0.16%
Tractor Supply Co.	878	188,746	0.18%
Whitbread PLC	1,541	71,812	0.07%
		14,302,020
Consumer, Non-cyclical
AbbVie Inc.	397	61,571	0.06%
AstraZeneca PLC	945	127,584	0.12%
Block Inc.	8,713	673,971	0.65%
Brambles Ltd.	6,076	56,363	0.05%
Budweiser Brewing Co APAC Ltd, 144A	92,963	174,049	0.17%
Cardinal Health Inc.	1,728	174,173	0.17%
Carlsberg AS, Class B	3,502	439,514	0.42%
Cencora Inc.	263	53,959	0.05%
Cigna Group/The	226	67,533	0.07%
Coles Group Ltd.	6,355	69,832	0.07%
Coloplast A/S, Class B	5,175	592,149	0.57%
Demant A/S	7,265	318,737	0.31%
Diageo PLC	4,111	149,612	0.14%
Edenred SE	9,185	549,420	0.53%
Eli Lilly & Co.	97	56,765	0.05%
Gartner Inc.	506	228,248	0.22%
Genmab A/S	2,306	736,484	0.71%
George Weston Ltd.	655	81,708	0.08%

See Notes to Financial Statements.

Simplify Market Neutral Equity Long/Short ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Shares	Value	% of basket
Common Stocks (continued)
Consumer, Non-cyclical (continued)
Getinge AB, Class B	22,598	$503,051	0.48%
Henkel AG & Co KGaA	3,023	243,375	0.23%
Hershey Co. (The)	5,494	1,024,388	0.98%
Hologic Inc.	780	55,765	0.05%
IDP Education Ltd.	24,534	335,197	0.32%
Imperial Brands PLC	2,318	53,373	0.05%
Incyte Corp.	7,632	479,192	0.46%
Jeronimo Martins SGPS SA	5,021	127,817	0.12%
Kikkoman Corp.	3,572	218,644	0.21%
Koninklijke Ahold Delhaize NV	7,214	207,356	0.20%
McKesson Corp.	2,254	1,043,399	1.00%
Nissin Foods Holdings Co Ltd.	19,975	696,928	0.67%
Novo Nordisk A/S, Class B	4,627	478,759	0.46%
Olympus Corp.	63,635	920,622	0.89%
Orion Oyj, Class B	6,967	302,283	0.29%
Orkla ASA	22,187	172,296	0.17%
Paylocity Holding Corp.	326	53,675	0.05%
Randstad NV	1,187	74,388	0.07%
Regeneron Pharmaceuticals Inc.	1,184	1,040,213	1.00%
Robert Half Inc.	1,073	94,353	0.09%
Roche Holding AG	1,211	351,861	0.34%
S&P Global Inc.	277	121,920	0.12%
Sonic Healthcare Ltd.	30,375	664,668	0.64%
United Therapeutics Corp.	2,929	644,086	0.62%
Verisk Analytics Inc, Class A	2,628	627,711	0.60%
Vertex Pharmaceuticals Inc.	2,270	923,761	0.89%
West Pharmaceutical Services, Inc.	2,036	716,875	0.69%
Wilmar International Ltd.	61,433	166,240	0.16%
Woolworths Group Ltd.	22,186	562,943	0.54%
		17,516,811
Energy
APA Corp.	18,647	669,048	0.64%
ConocoPhillips	3,825	443,935	0.43%
Coterra Energy Inc.	39,478	1,007,484	0.97%
Devon Energy Corp.	11,422	517,431	0.50%
Diamondback Energy Inc.	6,703	1,039,436	1.00%
ENEOS Holdings Inc.	42,801	170,058	0.16%
Eni SpA	6,144	104,184	0.10%
EOG Resources Inc.	2,807	339,447	0.33%
EQT Corp.	6,439	248,928	0.24%
Equinor ASA	9,157	290,569	0.28%
Hess Corp.	661	95,290	0.09%
HF Sinclair Corp.	7,284	404,746	0.39%
Idemitsu Kosan Co Ltd.	71,709	390,209	0.37%
Imperial Oil Ltd.	1,631	93,367	0.09%
Inpex Corp.	42,079	568,189	0.55%
Marathon Oil Corp.	18,014	435,225	0.42%
Ovintiv Inc.	1,432	62,909	0.06%
Pioneer Natural Resources Co.	1,946	437,630	0.42%

See Notes to Financial Statements.

Simplify Market Neutral Equity Long/Short ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Shares	Value	% of basket
Common Stocks (continued)
Energy (continued)
Santos Ltd.	55,252	$286,426	0.27%
Tourmaline Oil Corp, Class Common Subs. Receipt	11,559	522,443	0.50%
		8,126,954
Financial
AerCap Holdings NV	1,601	119,000	0.11%
American Financial Group, Inc.	5,031	598,154	0.57%
Annaly Capital Management Inc.	53,421	1,034,759	0.99%
Banco BPM SpA	137,669	727,206	0.70%
Boston Properties Inc.	7,504	526,540	0.51%
Camden Property Trust	1,270	126,058	0.12%
Canadian Apartment Properties REIT, Class REIT	7,762	287,309	0.28%
CapitaLand Integrated Commercial Trust	35,674	55,704	0.05%
Chubb Ltd.	1,836	414,856	0.40%
CK Asset Holdings Ltd.	90,792	455,774	0.44%
DBS Group Holdings Ltd.	41,067	1,040,003	1.00%
Dexus	85,009	445,320	0.43%
Discover Financial Services	5,608	630,292	0.61%
Erie Indemnity Co, Class A	180	60,184	0.06%
Euronext NV, 144A	763	66,272	0.06%
Everest Group Ltd.	562	198,579	0.19%
Gjensidige Forsikring ASA	6,116	112,953	0.11%
Goodman Group	51,730	892,712	0.86%
Hartford Financial Services Group Inc/The	11,341	911,613	0.88%
Healthpeak Properties Inc.	52,218	1,033,908	0.99%
Hongkong Land Holdings Ltd.	40,138	139,680	0.13%
iA Financial Corp Inc.	2,713	185,862	0.18%
Intact Financial Corp.	6,756	1,044,629	1.00%
Intesa Sanpaolo SpA	112,921	329,805	0.32%
Kimco Realty Corp.	28,052	597,793	0.57%
Klepierre SA	18,187	495,911	0.48%
LPL Financial Holdings Inc.	1,103	251,040	0.24%
M&T Bank Corp.	6,394	876,468	0.84%
Marsh & McLennan Cos Inc.	3,140	594,963	0.57%
Mastercard Inc, Class A	194	82,720	0.08%
MetLife Inc.	4,152	274,586	0.26%
Progressive Corp/The	393	62,637	0.06%
Skandinaviska Enskilda Banken AB, Class A	8,543	117,680	0.11%
St James’s Place PLC	44,533	387,950	0.37%
Sumitomo Mitsui Trust Holdings,Inc.	11,660	223,705	0.22%
Sun Hung Kai Properties Ltd.	52,630	569,178	0.55%
Swire Properties Ltd.	60,921	123,265	0.12%
Tradeweb Markets Inc, Class A	3,050	277,210	0.27%
Travelers Cos Inc/The	3,150	600,072	0.58%
Tryg A/S	13,877	302,159	0.29%
Unibail-Rodamco-Westfield	1,317	97,376	0.09%
Visa Inc, Class A	382	99,532	0.10%
W R Berkley Corp.	4,619	326,639	0.31%
		17,798,056

See Notes to Financial Statements.

Simplify Market Neutral Equity Long/Short ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Shares	Value	% of basket
Common Stocks (continued)
Industrial
3M Co.	5,586	$610,640	0.59%
Alfa Laval AB	17,338	694,162	0.67%
AP Moller - Maersk A/S, Class A	174	308,994	0.30%
Assa Abloy AB, Class B	22,689	653,712	0.63%
Atlas Copco AB	13,334	229,675	0.22%
DSV A/S	1,244	218,641	0.21%
Epiroc AB, Class A	16,228	325,662	0.31%
Halma PLC	1,895	55,143	0.05%
Hitachi Construction Machinery Co Ltd.	7,992	211,184	0.20%
Hoya Corp.	3,698	462,060	0.44%
IDEX Corp.	298	64,635	0.06%
Keyence Corp.	423	186,126	0.18%
Knight-Swift Transportation Holdings, Inc., Class A	17,966	1,035,729	1.00%
Kongsberg Gruppen ASA	2,843	130,317	0.13%
Lockheed Martin Corp.	2,300	1,042,421	1.00%
Makita Corp.	2,231	61,543	0.06%
MISUMI Group Inc.	14,220	240,903	0.23%
MTU Aero Engines AG	260	55,993	0.05%
Murata Manufacturing Co Ltd.	3,892	82,595	0.08%
NIPPON EXPRESS HOLDINGS INC.	8,295	471,321	0.45%
Nippon Yusen KK	2,943	91,203	0.09%
Old Dominion Freight Line Inc.	1,578	639,422	0.61%
Owens Corning	7,009	1,038,955	1.00%
Rockwell Automation Inc.	615	191,051	0.18%
ROCKWOOL A/S, Class B	842	246,620	0.24%
Saab AB, Class B	1,940	116,985	0.11%
Siemens Energy AG	7,757	102,839	0.10%
SITC International Holdings Co Ltd.	108,375	187,082	0.18%
Stora Enso Oyj, Class R	34,636	479,300	0.46%
Taisei Corp.	4,240	144,967	0.14%
TE Connectivity Ltd.	4,969	698,140	0.67%
Techtronic Industries Co Ltd.	11,413	135,995	0.13%
Textron Inc.	1,239	99,678	0.10%
Xinyi Glass Holdings Ltd.	100,993	113,295	0.11%
Xylem Inc/NY	1,501	171,610	0.16%
Yokogawa Electric Corp.	6,972	132,926	0.13%
		11,731,524
Technology
Adobe Inc.	162	96,505	0.09%
Akamai Technologies Inc.	8,803	1,041,831	1.00%
Apple Inc.	551	106,067	0.10%
Applied Materials Inc.	5,074	822,377	0.79%
ASM International NV	289	150,158	0.14%
ASML Holding NV	189	142,395	0.14%
Atlassian Corp, Class A	1,769	420,863	0.40%
BayCurrent Consulting Inc.	6,892	241,920	0.23%
CGI Inc, Class A	972	104,693	0.10%
Cognizant Technology Solutions Corp.	9,053	683,755	0.66%
Datadog Inc, Class A	1,336	162,177	0.16%

See Notes to Financial Statements.

Simplify Market Neutral Equity Long/Short ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Shares	Value	% of basket
Common Stocks (continued)
Technology (continued)
Electronic Arts Inc.	1,003	$137,203	0.13%
Fiserv Inc.	4,584	608,901	0.58%
Fortinet Inc.	1,280	74,918	0.07%
Global-e Online Ltd.	3,153	124,969	0.12%
Jack Henry & Associates Inc.	1,417	231,499	0.22%
Lam Research Corp.	249	195,261	0.19%
Micron Technology Inc.	8,125	693,385	0.67%
Microsoft Corp.	2,158	811,661	0.78%
Monday.com Ltd.	2,343	440,052	0.42%
Nemetschek SE	3,053	264,728	0.25%
Nexon Co Ltd.	30,351	552,935	0.53%
NVIDIA Corp.	123	60,751	0.06%
Oracle Corp Japan	881	67,905	0.06%
Paychex Inc.	1,234	146,939	0.14%
QUALCOMM Inc.	5,015	725,312	0.70%
SAP SE	3,762	579,731	0.56%
ServiceNow Inc.	214	151,406	0.15%
Snowflake Inc, Class A	5,212	1,037,138	1.00%
Square Enix Holdings Co Ltd.	9,524	341,890	0.33%
SUMCO Corp.	5,278	79,123	0.08%
Super Micro Computer Inc.	756	214,888	0.21%
Tokyo Electron Ltd.	1,920	343,838	0.33%
WiseTech Global Ltd.	12,952	665,857	0.64%
Zoom Video Communications Inc, Class A	8,797	632,598	0.61%
		13,155,629
Utilities
Consolidated Edison Inc.	9,423	857,227	0.82%
Constellation Energy Corp.	2,940	343,703	0.33%
E.ON SE	39,173	525,855	0.51%
Engie SA	28,279	497,344	0.48%
Eversource Energy	4,960	306,155	0.29%
Hydro One Ltd, 144A	1,983	59,714	0.06%
		2,589,998
Total		$104,078,495	100.00%

*	The following table shows the individual positions and related values of the securities within the BNP Custom Global Short Equity Index basket.

	Shares	Value	% of basket
Common Stocks
Basic Materials
Antofagasta PLC	(25,148)	$(538,227)	0.52%
Asahi Kasei Corp.	(77,697)	(572,355)	0.55%
Celanese Corp, Class A	(2,826)	(439,080)	0.42%
Clariant AG	(14,221)	(209,906)	0.20%
Ecolab Inc.	(959)	(190,202)	0.18%
EMS-Chemie Holding AG	(257)	(207,699)	0.20%
Endeavour Mining PLC	(8,949)	(200,362)	0.19%
First Quantum Minerals Ltd.	(74,910)	(616,486)	0.59%

See Notes to Financial Statements.

Simplify Market Neutral Equity Long/Short ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Shares	Value	% of basket
Common Stocks (continued)
Basic Materials (continued)
Ivanhoe Mines Ltd, Class A	(26,992)	$(263,084)	0.25%
Kinross Gold Corp.	(80,240)	(488,113)	0.47%
Mineral Resources Ltd.	(7,749)	(369,981)	0.36%
Mitsubishi Chemical Group Corp.	(35,251)	(215,937)	0.21%
Nippon Paint Holdings Co Ltd.	(56,856)	(459,545)	0.44%
Nutrien Ltd.	(4,193)	(237,399)	0.23%
PPG Industries Inc.	(768)	(114,819)	0.11%
Westlake Corp.	(5,022)	(702,948)	0.67%
		(5,826,143)
Communications
Adevinta ASA, Class B	(30,653)	(339,367)	0.33%
Bollore SE	(17,426)	(108,875)	0.10%
Charter Communications Inc, Class A	(380)	(147,862)	0.14%
Delivery Hero SE, 144A	(16,363)	(452,146)	0.43%
Dentsu Group Inc.	(2,051)	(52,616)	0.05%
Interpublic Group of Cos Inc/The	(13,837)	(451,650)	0.43%
Liberty Media Corp-Liberty Formula One, Class C	(3,289)	(207,638)	0.20%
Liberty Media Corp-Liberty SiriusXM	(19,794)	(569,675)	0.55%
LY Corp.	(108,609)	(384,789)	0.37%
Okta Inc.	(990)	(89,628)	0.09%
Paramount Global, Class B	(25,037)	(370,290)	0.35%
Prosus NV	(1,819)	(54,246)	0.05%
Publicis Groupe SA	(743)	(68,954)	0.07%
Rakuten Group Inc.	(135,298)	(602,415)	0.58%
Robinhood Markets Inc, Class A	(43,428)	(553,271)	0.53%
Sea Ltd, ADR	(3,699)	(149,821)	0.14%
SEEK Ltd.	(18,871)	(344,075)	0.33%
Shopify Inc, Class A	(1,456)	(113,901)	0.11%
Snap Inc, Class A	(32,695)	(553,525)	0.53%
Telefonaktiebolaget LM Ericsson, Class B	(54,431)	(340,928)	0.33%
Vivendi SE	(5,289)	(56,544)	0.05%
Walt Disney Co/The	(906)	(81,809)	0.08%
Warner Bros Discovery Inc.	(91,283)	(1,038,797)	1.00%
Zillow Group Inc, Class C	(13,652)	(789,909)	0.76%
		(7,922,731)
Consumer, Cyclical
adidas AG	(773)	(157,279)	0.15%
Air Canada	(66,612)	(944,321)	0.91%
ANA Holdings Inc.	(47,941)	(1,040,095)	1.00%
Aptiv PLC	(2,555)	(229,228)	0.22%
Avolta AG	(4,879)	(191,805)	0.18%
BRP Inc.	(3,030)	(217,942)	0.21%
Burlington Stores Inc.	(3,051)	(593,385)	0.57%
Caesars Entertainment Inc.	(22,059)	(1,034,122)	0.99%
CarMax Inc.	(13,590)	(1,042,929)	1.00%
Carnival Corp.	(23,814)	(441,519)	0.42%
Cie Financiere Richemont SA, Class A	(428)	(58,851)	0.06%
City Developments Ltd.	(26,031)	(131,215)	0.13%
Continental AG	(9,706)	(824,827)	0.79%

See Notes to Financial Statements.

Simplify Market Neutral Equity Long/Short ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Shares	Value	% of basket
Common Stocks (continued)
Consumer, Cyclical (continued)
Cummins Inc.	(271)	$(64,959)	0.06%
Delta Air Lines Inc.	(25,876)	(1,040,997)	1.00%
Deutsche Lufthansa AG	(52,922)	(470,570)	0.45%
DraftKings Inc, Class A	(7,813)	(275,419)	0.26%
Hyatt Hotels Corp, Class A	(4,883)	(636,750)	0.61%
Japan Airlines Co Ltd.	(2,815)	(55,383)	0.05%
Las Vegas Sands Corp.	(3,414)	(168,003)	0.16%
Lottery Corp Ltd/The	(71,372)	(235,627)	0.23%
Lowe’s Cos Inc.	(1,938)	(431,299)	0.41%
MGM Resorts International	(2,035)	(90,912)	0.09%
NIKE Inc, Class B	(7,310)	(793,699)	0.76%
Oriental Land Co Ltd/Japan	(9,469)	(352,535)	0.34%
PACCAR Inc.	(789)	(77,080)	0.07%
Pan Pacific International Holdings Corp.	(22,059)	(526,114)	0.50%
PulteGroup Inc.	(2,614)	(269,843)	0.26%
Qantas Airways Ltd.	(120,699)	(442,104)	0.42%
Reece Ltd.	(9,926)	(151,588)	0.15%
Rivian Automotive Inc, Class A	(33,831)	(793,673)	0.76%
Royal Caribbean Cruises Ltd.	(8,030)	(1,039,818)	1.00%
SEB SA	(1,028)	(128,329)	0.12%
Sodexo SA	(4,020)	(442,431)	0.42%
Toyota Tsusho Corp.	(2,227)	(131,172)	0.13%
Wesfarmers Ltd.	(1,380)	(53,700)	0.05%
Zalando SE, 144A	(21,095)	(499,928)	0.48%
		(16,079,451)
Consumer, Non-cyclical
Abbott Laboratories	(514)	(56,533)	0.05%
Aeon Co Ltd.	(38,620)	(862,785)	0.83%
Alcon Inc.	(8,407)	(655,781)	0.63%
Amplifon SpA	(4,811)	(166,581)	0.16%
Argenx SE	(893)	(338,905)	0.32%
Avantor Inc.	(2,529)	(57,748)	0.06%
Becton Dickinson & Co.	(584)	(142,291)	0.14%
Charles River Laboratories International Inc.	(364)	(85,942)	0.08%
Chocoladefabriken Lindt & Spru	(48)	(573,899)	0.55%
Chugai Pharmaceutical Co Ltd.	(2,411)	(91,302)	0.09%
Clorox Co/The	(4,893)	(697,700)	0.67%
Coca-Cola Europacific Partners PLC	(4,097)	(273,444)	0.26%
Darling Ingredients Inc.	(4,082)	(203,444)	0.19%
Eisai Co Ltd.	(10,719)	(535,952)	0.51%
Equifax Inc.	(1,147)	(283,650)	0.27%
Exact Sciences Corp.	(11,541)	(853,791)	0.82%
Fresenius Medical Care AG	(1,921)	(80,562)	0.08%
GE HealthCare Technologies Inc.	(3,248)	(251,157)	0.24%
Grifols SA	(3,608)	(61,617)	0.06%
Haleon PLC	(88,079)	(361,029)	0.35%
HCA Healthcare Inc.	(1,756)	(475,382)	0.46%
Heineken Holding NV	(2,418)	(204,634)	0.20%
HelloFresh SE	(10,077)	(159,320)	0.15%

See Notes to Financial Statements.

Simplify Market Neutral Equity Long/Short ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Shares	Value	% of basket
Common Stocks (continued)
Consumer, Non-cyclical (continued)
Hormel Foods Corp.	(23,426)	$(752,215)	0.72%
Illumina Inc.	(3,546)	(493,770)	0.47%
J M Smucker Co/The	(580)	(73,272)	0.07%
Kellanova	(2,491)	(139,294)	0.13%
Kraft Heinz Co/The	(6,071)	(224,514)	0.22%
Laboratory Corp of America Holdings	(346)	(78,686)	0.08%
Lotus Bakeries NV	(8)	(73,617)	0.07%
Merck KGaA	(3,630)	(577,859)	0.55%
Nexi SpA, 144A	(15,168)	(124,110)	0.12%
Ocado Group PLC	(51,447)	(497,217)	0.48%
Otsuka Holdings Co Ltd.	(2,730)	(102,364)	0.10%
Pernod Ricard SA	(349)	(61,641)	0.06%
QIAGEN NV	(8,195)	(356,757)	0.34%
Ramsay Health Care Ltd.	(2,388)	(85,702)	0.08%
Repligen Corp.	(936)	(168,300)	0.16%
Revvity Inc.	(2,768)	(302,610)	0.29%
Saputo Inc.	(13,394)	(272,585)	0.26%
Seven & i Holdings Co Ltd.	(4,160)	(165,034)	0.16%
Shiseido Co Ltd.	(32,617)	(983,292)	0.94%
STERIS PLC	(416)	(91,542)	0.09%
Straumann Holding AG	(376)	(60,543)	0.06%
Takeda Pharmaceutical Co Ltd.	(2,859)	(82,184)	0.08%
Teleflex Inc.	(2,751)	(685,981)	0.66%
TransUnion	(6,905)	(474,415)	0.45%
Transurban Group	(111,593)	(1,043,573)	1.00%
U-Haul Holding Co, Class B	(5,980)	(421,208)	0.40%
United Rentals Inc.	(373)	(213,801)	0.20%
Viatris Inc.	(61,336)	(664,274)	0.64%
Wise PLC, Class A	(27,667)	(308,146)	0.30%
Worldline SA/France, 144A	(41,148)	(712,402)	0.68%
Zimmer Biomet Holdings Inc.	(3,963)	(482,261)	0.46%
		(18,246,618)
Energy
Cheniere Energy Inc.	(657)	(112,217)	0.11%
Corp ACCIONA Energias Renovables SA	(7,594)	(235,597)	0.23%
DCC PLC	(4,183)	(308,013)	0.30%
Enphase Energy Inc.	(587)	(77,505)	0.07%
Galp Energia SGPS SA	(19,299)	(284,438)	0.27%
Marathon Petroleum Corp.	(660)	(97,872)	0.09%
Parkland Corp.	(3,365)	(109,016)	0.10%
Schlumberger NV	(1,898)	(98,756)	0.10%
		(1,323,414)
Financial
Admiral Group PLC	(13,226)	(452,379)	0.43%
Ageas SA/NV	(6,966)	(302,545)	0.29%
AIA Group Ltd.	(110,506)	(963,003)	0.92%
AIB Group PLC	(80,575)	(345,411)	0.33%
Ares Management Corp, Class A	(8,729)	(1,038,079)	1.00%
ASR Nederland NV	(11,691)	(551,530)	0.53%

See Notes to Financial Statements.

Simplify Market Neutral Equity Long/Short ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Shares	Value	% of basket
Common Stocks (continued)
Financial (continued)
ASX Ltd.	(8,209)	$(353,108)	0.34%
Bank of America Corp.	(1,741)	(58,607)	0.06%
Banque Cantonale Vaudoise	(1,277)	(164,593)	0.16%
Blackstone Inc.	(2,775)	(363,361)	0.35%
Canadian Imperial Bank of Commerce	(6,761)	(327,189)	0.31%
CapitaLand Investment Ltd/Singapore	(205,850)	(493,069)	0.47%
Charles Schwab Corp/The	(3,434)	(236,252)	0.23%
Citigroup Inc.	(5,743)	(295,405)	0.28%
Coinbase Global Inc, Class A	(2,648)	(460,545)	0.44%
Commerzbank AG	(8,934)	(106,212)	0.10%
Concordia Financial Group Ltd.	(59,631)	(272,527)	0.26%
Crown Castle Inc.	(3,292)	(379,162)	0.36%
Deutsche Bank AG	(76,530)	(1,045,424)	1.00%
Equity LifeStyle Properties, Inc.	(12,304)	(867,890)	0.83%
Essex Property Trust Inc.	(4,195)	(1,040,052)	1.00%
Eurazeo SE	(1,818)	(144,321)	0.14%
EXOR NV	(781)	(78,044)	0.08%
Fastighets AB Balder, Class B	(7,352)	(52,184)	0.05%
Fidelity National Financial, Inc.	(7,951)	(405,649)	0.39%
FirstService Corp.	(1,456)	(237,100)	0.23%
Franklin Resources Inc.	(34,080)	(1,015,254)	0.97%
Hang Seng Bank Ltd.	(28,310)	(330,089)	0.32%
Hannover Rueck SE	(2,602)	(621,859)	0.60%
Helvetia Holding AG	(1,688)	(232,513)	0.22%
Henderson Land Development Co Ltd.	(17,117)	(52,719)	0.05%
HSBC Holdings PLC	(36,528)	(295,821)	0.28%
Huntington Bancshares Inc/OH	(18,744)	(238,419)	0.23%
Industrivarden AB, Class C	(7,626)	(248,484)	0.24%
Insurance Australia Group Ltd.	(109,299)	(421,970)	0.41%
Iron Mountain Inc.	(4,185)	(292,851)	0.28%
KBC Group NV	(8,200)	(531,976)	0.51%
KKR & Co Inc.	(12,558)	(1,040,413)	1.00%
L E Lundbergforetagen AB, Class B	(2,923)	(159,031)	0.15%
Loews Corp.	(5,678)	(395,139)	0.38%
M&G PLC	(21,190)	(60,055)	0.06%
MS&AD Insurance Group Holdings, Inc.	(26,566)	(1,044,597)	1.00%
National Bank of Canada	(2,459)	(188,414)	0.18%
PNC Financial Services Group, Inc (The)	(3,151)	(487,855)	0.47%
QBE Insurance Group Ltd.	(7,097)	(71,695)	0.07%
Regions Financial Corp.	(10,630)	(206,016)	0.20%
SBA Communications Corp, Class A	(2,755)	(698,854)	0.67%
SBI Holdings Inc.	(34,970)	(786,451)	0.75%
Sompo Holdings Inc.	(1,304)	(63,735)	0.06%
Standard Chartered PLC	(28,938)	(245,821)	0.24%
Stockland	(30,968)	(93,999)	0.09%
Sumitomo Realty & Development Co Ltd.	(7,768)	(230,981)	0.22%
Sun Communities Inc.	(420)	(56,125)	0.05%
Swedbank AB, Class A	(5,383)	(108,616)	0.10%
Swiss Prime Site AG	(688)	(73,502)	0.07%

See Notes to Financial Statements.

Simplify Market Neutral Equity Long/Short ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Shares	Value	% of basket
Common Stocks (continued)
Financial (continued)
Swiss Re AG	(6,722)	$(755,336)	0.72%
T&D Holdings Inc.	(59,869)	(951,023)	0.91%
Talanx AG	(4,311)	(307,933)	0.30%
Tokio Marine Holdings Inc.	(3,922)	(98,139)	0.09%
Truist Financial Corp.	(1,631)	(60,215)	0.06%
UBS Group AG	(5,502)	(170,656)	0.16%
US Bancorp	(5,754)	(249,041)	0.24%
Vicinity Ltd.	(231,740)	(322,462)	0.31%
Vonovia SE	(5,146)	(162,267)	0.16%
Washington H Soul Pattinson & Co Ltd.	(10,382)	(232,066)	0.22%
Westpac Banking Corp.	(55,710)	(870,195)	0.83%
		(25,506,228)
Industrial
ABB Ltd.	(1,731)	(76,738)	0.07%
ACS Actividades de Construccion y Servicios SA	(11,324)	(502,460)	0.48%
Aena SME SA, 144A	(317)	(57,521)	0.05%
Amcor PLC	(101,147)	(975,054)	0.93%
Axon Enterprise Inc.	(253)	(65,474)	0.06%
Ball Corp.	(11,916)	(685,435)	0.66%
Boeing Co/The	(3,365)	(877,009)	0.84%
CAE Inc.	(14,080)	(305,437)	0.29%
Cellnex Telecom SA, 144A	(6,614)	(260,572)	0.25%
Deere & Co.	(856)	(342,237)	0.33%
East Japan Railway Co.	(6,461)	(372,364)	0.36%
FedEx Corp.	(1,321)	(334,193)	0.32%
Ferrovial SE	(7,199)	(262,628)	0.25%
Getlink SE	(18,186)	(332,829)	0.32%
GFL Environmental Inc.	(2,180)	(75,587)	0.07%
Hankyu Hanshin Holdings Inc.	(9,366)	(298,092)	0.29%
Hexagon AB, Class B	(31,721)	(380,780)	0.36%
Howmet Aerospace Inc.	(4,386)	(237,391)	0.23%
Husqvarna AB, Class B	(22,708)	(187,014)	0.18%
Keisei Electric Railway Co Ltd.	(14,003)	(661,626)	0.63%
Kingspan Group PLC	(2,223)	(192,573)	0.18%
Kintetsu Group Holdings Co Ltd.	(12,942)	(410,345)	0.39%
Knorr-Bremse AG	(852)	(55,381)	0.05%
Kone Oyj, Class B	(10,149)	(506,390)	0.49%
Melrose Industries PLC	(35,444)	(256,286)	0.25%
Metso Oyj	(38,049)	(385,492)	0.37%
MINEBEA MITSUMI Inc.	(2,805)	(57,639)	0.06%
Mitsubishi Electric Corp.	(4,865)	(68,950)	0.07%
Odakyu Electric Railway Co Ltd.	(26,908)	(410,369)	0.39%
Rolls-Royce Holdings PLC	(228,463)	(872,552)	0.84%
Sartorius AG	(1,222)	(449,779)	0.43%
Schindler Holding AG	(222)	(55,373)	0.05%
Schindler Holding AG	(511)	(121,167)	0.12%
SIG Group AG	(5,238)	(120,460)	0.12%
Smiths Group PLC	(4,214)	(94,704)	0.09%
Tenaris SA	(34,607)	(602,015)	0.58%

See Notes to Financial Statements.

Simplify Market Neutral Equity Long/Short ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Shares	Value	% of basket
Common Stocks (continued)
Industrial (continued)
Tobu Railway Co Ltd.	(9,615)	$(258,306)	0.25%
Tokyu Corp.	(32,391)	(395,229)	0.38%
TransDigm Group Inc.	(952)	(963,037)	0.92%
Union Pacific Corp.	(3,171)	(778,836)	0.75%
Vulcan Materials Co.	(448)	(101,718)	0.10%
Wartsila OYJ Abp	(25,113)	(364,167)	0.35%
		(14,811,209)
Technology
Analog Devices Inc.	(679)	(134,883)	0.13%
BILL Holdings Inc.	(2,505)	(204,397)	0.20%
Capcom Co Ltd.	(5,392)	(174,163)	0.17%
Capgemini SE	(1,816)	(378,697)	0.36%
Cloudflare Inc, Class A	(4,860)	(404,619)	0.39%
Confluent Inc, Class A	(2,426)	(56,762)	0.05%
Entegris Inc.	(8,672)	(1,039,123)	1.00%
Hamamatsu Photonics KK	(10,688)	(439,512)	0.42%
Hewlett Packard Enterprise Co.	(61,472)	(1,043,800)	1.00%
Infineon Technologies AG	(5,517)	(230,404)	0.22%
Lasertec Corp.	(3,175)	(836,695)	0.80%
Lattice Semiconductor Corp.	(2,404)	(165,848)	0.16%
Microchip Technology Inc.	(2,974)	(268,230)	0.26%
MongoDB Inc, Class A	(140)	(57,166)	0.05%
ON Semiconductor Corp.	(5,239)	(437,600)	0.42%
Palantir Technologies Inc, Class A	(19,844)	(340,730)	0.33%
Renesas Electronics Corp.	(26,191)	(473,329)	0.45%
Ricoh Co Ltd.	(49,084)	(376,891)	0.36%
ROBLOX Corp, Class A	(6,390)	(292,169)	0.28%
SS&C Technologies Holdings Inc.	(9,346)	(571,111)	0.55%
Take-Two Interactive Software, Inc.	(2,771)	(446,053)	0.43%
Temenos AG	(1,935)	(179,893)	0.17%
Unity Software Inc.	(3,807)	(155,671)	0.15%
Zebra Technologies Corp, Class A	(3,756)	(1,026,616)	0.98%
		(9,734,362)
Utilities
Ameren Corp.	(6,916)	(500,328)	0.48%
American Water Works Co Inc.	(1,156)	(152,559)	0.15%
BKW AG	(305)	(54,261)	0.05%
Brookfield Renewable Corp, Class A	(6,603)	(191,023)	0.18%
CLP Holdings Ltd.	(9,639)	(79,554)	0.08%
EDP Renovaveis SA	(3,097)	(63,390)	0.06%
Essential Utilities Inc.	(6,991)	(261,131)	0.25%
Mercury NZ Ltd.	(12,454)	(52,021)	0.05%
Naturgy Energy Group SA	(7,010)	(209,117)	0.20%
NextEra Energy Inc.	(2,113)	(128,333)	0.12%
Origin Energy Ltd.	(12,367)	(71,448)	0.07%
Osaka Gas Co Ltd.	(37,869)	(790,707)	0.76%
Tokyo Electric Power Co Holdings, Inc.	(30,843)	(161,495)	0.15%
Tokyo Gas Co Ltd.	(36,181)	(830,632)	0.80%
Veolia Environnement SA	(1,738)	(54,826)	0.05%

See Notes to Financial Statements.

Simplify Market Neutral Equity Long/Short ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Shares	Value	% of basket
Common Stocks (continued)
Utilities (continued)
Verbund AG	(3,006)	$(279,137)	0.27%
Vistra Corp.	(25,537)	(983,678)	0.94%
		(4,863,640)
Total		$(104,313,796)	100.00%

*	The following table shows the individual positions and related values of the securities within the Goldman Sachs Custom Global Long Equity Index basket.

	Shares	Value	% of basket
Common Stocks
Basic Materials
Barrick Gold Corp.	5,252	$95,367	0.09%
BHP Group Ltd, ADR	30,053	1,033,362	0.99%
Boliden AB	8,118	253,401	0.24%
Chr Hansen Holding A/S	2,502	209,941	0.20%
Cleveland-Cliffs Inc.	12,809	261,563	0.25%
Franco-Nevada Corp.	805	89,613	0.09%
Holmen AB, Class B	1,325	55,991	0.05%
Mondi PLC	3,015	59,080	0.06%
Mosaic Co/The	5,569	198,992	0.19%
Newmont Corp.	8,316	344,215	0.33%
Nippon Steel Corp.	45,470	1,041,297	1.00%
Nissan Chemical Corp.	5,986	233,668	0.22%
Norsk Hydro ASA	89,550	603,336	0.58%
Novozymes A/S, Class B	11,836	651,014	0.63%
OCI NV	2,866	83,103	0.08%
Rio Tinto PLC	1,312	97,687	0.09%
Steel Dynamics Inc.	1,339	158,155	0.15%
Sumitomo Metal Mining Co Ltd.	8,508	256,120	0.25%
UPM-Kymmene Oyj	20,087	755,913	0.73%
Wheaton Precious Metals Corp.	1,175	58,247	0.06%
Yara International ASA	2,158	76,779	0.07%
		6,616,844
Communications
Alphabet Inc, Class A	7,364	1,028,699	0.99%
Alphabet Inc, Class C	6,400	902,020	0.87%
Arista Networks Inc.	398	93,826	0.09%
Auto Trader Group PLC, 144A	59,408	546,149	0.52%
BT Group PLC, Class A	253,678	399,567	0.38%
DoorDash Inc, Class A	7,210	713,032	0.68%
Elisa Oyj	7,000	323,826	0.31%
Juniper Networks Inc.	5,405	159,337	0.15%
KDDI Corp.	32,933	1,047,470	1.01%
Koninklijke KPN NV	252,903	871,232	0.84%
M3 Inc.	62,972	1,041,625	1.00%
Meta Platforms Inc, Class A	2,174	769,360	0.74%
Motorola Solutions Inc.	620	194,143	0.19%
Nippon Telegraph & Telephone C	279,021	340,854	0.33%
Pearson PLC	4,656	57,204	0.05%

See Notes to Financial Statements.

Simplify Market Neutral Equity Long/Short ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Shares	Value	% of basket
Common Stocks (continued)
Communications (continued)
Quebecor Inc, Class B	7,318	$174,966	0.17%
Rogers Communications Inc, Class B	22,263	1,047,451	1.01%
Scout24 SE, 144A	1,712	121,373	0.12%
SoftBank Corp.	11,940	148,944	0.14%
Tele2 AB, Class B	56,832	488,121	0.47%
Trend Micro Inc/Japan	17,971	961,728	0.92%
VeriSign Inc.	829	170,677	0.16%
WPP PLC	64,735	621,183	0.60%
		12,222,787
Consumer, Cyclical
AutoZone Inc.	30	78,262	0.08%
Bandai Namco Holdings Inc.	33,483	670,997	0.64%
Barratt Developments PLC	17,568	125,952	0.12%
Compass Group PLC	15,327	419,159	0.40%
Copart Inc.	5,730	280,794	0.27%
Costco Wholesale Corp.	220	145,255	0.14%
Darden Restaurants Inc.	528	86,827	0.08%
Dollarama Inc.	5,383	389,873	0.38%
Evolution AB, 144A	3,770	449,770	0.43%
Ferrari NV	3,092	1,042,710	1.00%
Genting Singapore Ltd.	319,469	242,158	0.23%
Genuine Parts Co.	999	138,340	0.13%
Home Depot, Inc. (The)	1,985	687,766	0.66%
Kering SA	1,182	521,108	0.50%
La Francaise des Jeux SAEM, 144A	3,705	134,429	0.13%
Magna International Inc.	1,094	64,950	0.06%
Marubeni Corp.	65,845	1,040,349	1.00%
MatsukiyoCocokara & Co.	4,590	81,262	0.08%
McDonald’s Holdings Co Japan Ltd.	2,141	92,742	0.09%
Mitsubishi Corp.	65,584	1,047,851	1.01%
Mitsui & Co Ltd.	27,685	1,039,915	1.00%
Nintendo Co Ltd.	1,176	61,335	0.06%
O’Reilly Automotive Inc.	1,015	964,530	0.93%
Persimmon PLC	24,090	426,413	0.41%
Rational AG	68	52,475	0.05%
Stellantis NV	40,626	949,321	0.91%
Subaru Corp.	57,145	1,047,731	1.01%
Sumitomo Corp.	46,479	1,013,648	0.97%
Taylor Wimpey PLC	128,887	241,525	0.23%
TJX Cos Inc/The	4,242	397,984	0.38%
Toyota Industries Corp.	2,080	169,619	0.16%
Tractor Supply Co.	879	189,100	0.18%
Whitbread PLC	1,552	72,301	0.07%
		14,366,451
Consumer, Non-cyclical
AbbVie Inc.	399	61,866	0.06%
AstraZeneca PLC	948	128,074	0.12%
Block Inc.	8,584	663,963	0.64%
Brambles Ltd.	6,073	56,339	0.05%

See Notes to Financial Statements.

Simplify Market Neutral Equity Long/Short ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Shares	Value	% of basket
Common Stocks (continued)
Consumer, Non-cyclical (continued)
Budweiser Brewing Co APAC Ltd, 144A	93,335	$174,746	0.17%
Cardinal Health Inc.	1,744	175,805	0.17%
Carlsberg AS, Class B	3,484	437,300	0.42%
Cencora Inc.	265	54,436	0.05%
Cigna Group/The	227	67,856	0.06%
Coles Group Ltd.	6,348	69,757	0.07%
Coloplast A/S, Class B	5,167	591,221	0.57%
Demant A/S	7,255	318,279	0.31%
Diageo PLC	4,137	150,565	0.14%
Edenred SE	9,188	549,571	0.53%
Eli Lilly & Co.	98	57,224	0.05%
Gartner Inc.	507	228,801	0.22%
Genmab A/S	2,297	733,728	0.70%
George Weston Ltd.	657	81,964	0.08%
Getinge AB, Class B	22,445	499,651	0.48%
Henkel AG & Co KGaA	3,031	243,986	0.23%
Hershey Co. (The)	5,588	1,041,855	1.00%
Hologic Inc.	784	55,995	0.05%
IDP Education Ltd.	24,462	334,216	0.32%
Imperial Brands PLC	2,334	53,729	0.05%
Incyte Corp.	7,656	480,733	0.46%
Jeronimo Martins SGPS SA	4,989	127,007	0.12%
Kikkoman Corp.	3,568	218,388	0.21%
Koninklijke Ahold Delhaize NV	7,202	207,010	0.20%
McKesson Corp.	2,286	1,058,211	1.02%
Nissin Foods Holdings Co Ltd.	19,943	695,824	0.67%
Novo Nordisk A/S, Class B	4,619	477,913	0.46%
Olympus Corp.	63,818	923,269	0.89%
Orion Oyj, Class B	6,943	301,233	0.29%
Orkla ASA	22,396	173,921	0.17%
Paylocity Holding Corp.	324	53,403	0.05%
Randstad NV	1,186	74,335	0.07%
Regeneron Pharmaceuticals Inc.	1,186	1,041,813	1.00%
Robert Half Inc.	1,075	94,508	0.09%
Roche Holding AG	1,216	353,219	0.34%
S&P Global Inc.	277	122,166	0.12%
Sonic Healthcare Ltd.	30,298	662,982	0.64%
United Therapeutics Corp.	2,940	646,498	0.62%
Verisk Analytics Inc, Class A	2,649	632,709	0.61%
Vertex Pharmaceuticals Inc.	2,270	923,685	0.89%
West Pharmaceutical Services I	2,032	715,527	0.69%
Wilmar International Ltd.	62,529	169,207	0.16%
Woolworths Group Ltd.	22,172	562,590	0.54%
		17,547,078
Energy
APA Corp.	18,637	668,695	0.64%
ConocoPhillips	3,836	445,230	0.43%
Coterra Energy Inc.	39,514	1,008,392	0.97%
Devon Energy Corp.	11,366	514,884	0.50%

See Notes to Financial Statements.

Simplify Market Neutral Equity Long/Short ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Shares	Value	% of basket
Common Stocks (continued)
Energy (continued)
Diamondback Energy Inc.	6,733	$1,044,094	1.00%
ENEOS Holdings Inc.	42,849	170,249	0.16%
Eni SpA	6,150	104,290	0.10%
EOG Resources Inc.	2,826	341,852	0.33%
EQT Corp.	6,436	248,802	0.24%
Equinor ASA	9,165	290,812	0.28%
Hess Corp.	663	95,642	0.09%
HF Sinclair Corp.	7,318	406,635	0.39%
Idemitsu Kosan Co Ltd.	70,564	383,979	0.37%
Imperial Oil Ltd.	1,650	94,466	0.09%
Inpex Corp.	41,790	564,293	0.54%
Marathon Oil Corp.	17,961	433,944	0.42%
Ovintiv Inc.	1,434	62,984	0.06%
Pioneer Natural Resources Co.	1,953	439,124	0.42%
Santos Ltd.	54,697	283,547	0.27%
Tourmaline Oil Corp, Class Common Subs. Receipt	11,661	527,047	0.51%
		8,128,961
Financial
AerCap Holdings NV	1,600	118,921	0.11%
American Financial Group, Inc.	5,034	598,434	0.57%
Annaly Capital Management Inc.	52,586	1,018,598	0.98%
Banco BPM SpA	138,044	729,188	0.70%
Boston Properties Inc.	7,429	521,277	0.50%
Camden Property Trust	1,266	125,655	0.12%
Canadian Apartment Properties REIT, Class REIT	7,791	288,389	0.28%
CapitaLand Integrated Commercial Trust	36,043	56,280	0.05%
Chubb Ltd.	1,855	419,310	0.40%
CK Asset Holdings Ltd.	90,917	456,400	0.44%
DBS Group Holdings Ltd.	41,632	1,054,315	1.01%
Dexus	85,157	446,099	0.43%
Discover Financial Services	5,629	632,706	0.61%
Erie Indemnity Co, Class A	180	60,276	0.06%
Euronext NV, 144A	760	66,039	0.06%
Everest Group Ltd.	564	199,582	0.19%
Gjensidige Forsikring ASA	6,117	112,620	0.11%
Goodman Group	51,786	893,683	0.86%
Hartford Financial Services Group, Inc. (The)	11,382	914,856	0.88%
Healthpeak Properties Inc.	51,794	1,025,531	0.99%
Hongkong Land Holdings Ltd.	40,271	140,141	0.13%
iA Financial Corp Inc.	2,726	186,757	0.18%
Intact Financial Corp.	6,831	1,056,229	1.01%
Intesa Sanpaolo SpA	112,972	329,954	0.32%
Kimco Realty Corp.	27,811	592,646	0.57%
Klepierre SA	18,066	492,618	0.47%
LPL Financial Holdings Inc.	1,105	251,565	0.24%
M&T Bank Corp.	6,376	874,014	0.84%
Marsh & McLennan Cos Inc.	3,159	598,445	0.58%
Mastercard Inc, Class A	195	83,041	0.08%
MetLife Inc.	4,162	275,251	0.26%

See Notes to Financial Statements.

Simplify Market Neutral Equity Long/Short ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Shares	Value	% of basket
Common Stocks (continued)
Financial (continued)
Progressive Corp/The	397	$63,196	0.06%
Skandinaviska Enskilda Banken AB, Class A	8,515	117,300	0.11%
St James’s Place PLC	44,704	389,433	0.37%
Sumitomo Mitsui Trust Holdings, Inc.	11,760	225,614	0.22%
Sun Hung Kai Properties Ltd.	52,632	569,200	0.55%
Swire Properties Ltd.	61,366	124,164	0.12%
Tradeweb Markets Inc, Class A	3,076	279,537	0.27%
Travelers Cos Inc/The	3,177	605,251	0.58%
Tryg A/S	13,843	301,414	0.29%
Unibail-Rodamco-Westfield	1,313	97,077	0.09%
Visa Inc, Class A	384	100,101	0.10%
W R Berkley Corp.	4,657	329,357	0.32%
		17,820,464
Industrial
3M Co.	5,587	610,718	0.59%
Alfa Laval AB	17,174	687,594	0.66%
AP Moller - Maersk A/S, Class A	176	312,310	0.30%
Assa Abloy AB, Class B	22,608	651,364	0.62%
Atlas Copco AB	13,302	229,111	0.22%
DSV A/S	1,249	219,498	0.21%
Epiroc AB, Class A	16,162	324,326	0.31%
Halma PLC	1,895	55,169	0.05%
Hitachi Construction Machinery Co Ltd.	8,055	212,838	0.20%
Hoya Corp.	3,692	461,344	0.44%
IDEX Corp.	299	65,005	0.06%
Keyence Corp.	420	185,193	0.18%
Knight-Swift Transportation Holdings, Inc., Class A	17,903	1,032,119	0.99%
Kongsberg Gruppen ASA	2,859	131,067	0.13%
Lockheed Martin Corp.	2,317	1,050,039	1.01%
Makita Corp.	2,231	61,527	0.06%
MISUMI Group Inc.	14,066	238,294	0.23%
MTU Aero Engines AG	261	56,295	0.05%
Murata Manufacturing Co Ltd.	3,915	83,082	0.08%
NIPPON EXPRESS HOLDINGS INC.	8,373	475,737	0.46%
Nippon Yusen KK	2,941	91,140	0.09%
Old Dominion Freight Line Inc.	1,564	633,987	0.61%
Owens Corning	7,025	1,041,387	1.00%
Rockwell Automation Inc.	617	191,509	0.18%
ROCKWOOL A/S, Class B	840	246,064	0.24%
Saab AB, Class B	1,931	116,421	0.11%
Siemens Energy AG	7,821	103,698	0.10%
SITC International Holdings Co Ltd.	107,321	185,263	0.18%
Stora Enso Oyj, Class R	34,380	475,755	0.46%
Taisei Corp.	4,267	145,880	0.14%
TE Connectivity Ltd.	4,975	698,932	0.67%
Techtronic Industries Co Ltd.	11,379	135,594	0.13%
Textron Inc.	1,242	99,866	0.10%
Xinyi Glass Holdings Ltd.	100,978	113,277	0.11%
Xylem Inc/NY	1,508	172,418	0.16%

See Notes to Financial Statements.

Simplify Market Neutral Equity Long/Short ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Shares	Value	% of basket
Common Stocks (continued)
Industrial (continued)
Yokogawa Electric Corp.	6,983	$133,130	0.13%
		11,726,951
Technology
Adobe Inc.	163	97,123	0.09%
Akamai Technologies Inc.	8,785	1,039,719	1.00%
Apple Inc.	551	106,155	0.10%
Applied Materials Inc.	5,071	821,879	0.79%
ASM International NV	286	148,664	0.14%
ASML Holding NV	188	141,712	0.14%
Atlassian Corp, Class A	1,760	418,548	0.40%
BayCurrent Consulting Inc.	6,901	242,248	0.23%
CGI Inc, Class A	973	104,815	0.10%
Cognizant Technology Solutions Corp.	9,046	683,250	0.66%
Datadog Inc, Class A	1,328	161,157	0.15%
Electronic Arts Inc.	1,006	137,660	0.13%
Fiserv Inc.	4,584	608,991	0.59%
Fortinet Inc.	1,266	74,072	0.07%
Global-e Online Ltd.	3,107	123,130	0.12%
Jack Henry & Associates Inc.	1,417	231,532	0.22%
Lam Research Corp.	249	194,788	0.19%
Micron Technology Inc.	8,122	693,173	0.67%
Microsoft Corp.	2,171	816,430	0.78%
Monday.com Ltd.	2,335	438,487	0.42%
Nemetschek SE	3,057	265,075	0.25%
Nexon Co Ltd.	29,659	540,329	0.52%
NVIDIA Corp.	124	61,173	0.06%
Oracle Corp Japan	886	68,279	0.07%
Paychex Inc.	1,234	146,938	0.14%
QUALCOMM Inc.	4,998	722,909	0.69%
SAP SE	3,757	578,897	0.56%
ServiceNow Inc.	216	152,579	0.15%
Snowflake Inc, Class A	5,197	1,034,227	0.99%
Square Enix Holdings Co Ltd.	9,489	340,611	0.33%
SUMCO Corp.	5,271	79,018	0.08%
Super Micro Computer Inc.	746	212,077	0.20%
Tokyo Electron Ltd.	1,913	342,616	0.33%
WiseTech Global Ltd.	12,879	662,091	0.64%
Zoom Video Communications Inc, Class A	8,737	628,267	0.60%
		13,118,619
Utilities
Consolidated Edison Inc.	9,451	859,759	0.83%
Constellation Energy Corp.	2,942	343,859	0.33%
E.ON SE	39,167	525,774	0.50%
Engie SA	28,199	495,941	0.48%
Eversource Energy	4,946	305,266	0.29%
Hydro One Ltd, 144A	2,003	60,303	0.06%
		2,590,902
Total		$104,139,057	100.00%

See Notes to Financial Statements.

Simplify Market Neutral Equity Long/Short ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

*	The following table shows the individual positions and related values of the securities within the Goldman Sachs Custom Global Short Equity Index basket.

	Shares	Value	% of basket
Common Stocks
Basic Materials
Antofagasta PLC	(24,725)	$(529,190)	0.51%
Asahi Kasei Corp.	(77,799)	(573,108)	0.55%
Celanese Corp, Class A	(2,813)	(437,062)	0.42%
Clariant AG	(14,174)	(209,207)	0.20%
Ecolab Inc.	(961)	(190,542)	0.18%
EMS-Chemie Holding AG	(258)	(208,631)	0.20%
Endeavour Mining PLC	(8,859)	(198,346)	0.19%
First Quantum Minerals Ltd.	(73,955)	(608,628)	0.58%
Ivanhoe Mines Ltd, Class A	(26,755)	(260,769)	0.25%
Kinross Gold Corp.	(79,977)	(486,513)	0.47%
Mineral Resources Ltd.	(7,644)	(364,954)	0.35%
Mitsubishi Chemical Group Corp.	(35,241)	(215,876)	0.21%
Nippon Paint Holdings Co Ltd.	(57,303)	(463,157)	0.44%
Nutrien Ltd.	(4,187)	(237,066)	0.23%
PPG Industries Inc.	(768)	(114,842)	0.11%
Westlake Corp.	(5,007)	(700,751)	0.67%
		(5,798,642)
Communications
Adevinta ASA, Class B	(30,711)	(340,012)	0.33%
Bollore SE	(17,431)	(108,909)	0.10%
Charter Communications Inc, Class A	(379)	(147,197)	0.14%
Delivery Hero SE, 144A	(16,680)	(460,909)	0.44%
Dentsu Group Inc.	(2,059)	(52,816)	0.05%
Interpublic Group of Cos Inc/The	(13,737)	(448,386)	0.43%
Liberty Media Corp-Liberty Formula One, Class C	(3,283)	(207,274)	0.20%
Liberty Media Corp-Liberty SiriusXM	(19,854)	(571,392)	0.55%
LY Corp.	(109,267)	(387,119)	0.37%
Okta Inc.	(985)	(89,209)	0.09%
Paramount Global, Class B	(24,627)	(364,229)	0.35%
Prosus NV	(1,837)	(54,778)	0.05%
Publicis Groupe SA	(742)	(68,892)	0.07%
Rakuten Group Inc.	(141,881)	(631,726)	0.61%
Robinhood Markets Inc, Class A	(42,362)	(539,690)	0.52%
Sea Ltd, ADR	(3,759)	(152,239)	0.15%
SEEK Ltd.	(18,886)	(344,332)	0.33%
Shopify Inc, Class A	(1,446)	(113,144)	0.11%
Snap Inc, Class A	(32,704)	(553,670)	0.53%
Telefonaktiebolaget LM Ericsson, Class B	(53,904)	(337,625)	0.32%
Vivendi SE	(5,294)	(56,600)	0.05%
Walt Disney Co/The	(907)	(81,921)	0.08%
Warner Bros Discovery Inc.	(89,571)	(1,019,323)	0.98%
Zillow Group Inc, Class C	(13,561)	(784,613)	0.75%
		(7,916,005)
Consumer, Cyclical
adidas AG	(773)	(157,358)	0.15%
Air Canada	(66,371)	(940,905)	0.90%
ANA Holdings Inc.	(48,038)	(1,042,193)	1.00%

See Notes to Financial Statements.

Simplify Market Neutral Equity Long/Short ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Shares	Value	% of basket
Common Stocks (continued)
Consumer, Cyclical (continued)
Aptiv PLC	(2,548)	$(228,579)	0.22%
Avolta AG	(4,872)	(191,530)	0.18%
BRP Inc.	(3,044)	(218,895)	0.21%
Burlington Stores Inc.	(3,040)	(591,174)	0.57%
Caesars Entertainment Inc.	(21,910)	(1,027,132)	0.99%
CarMax Inc.	(13,456)	(1,032,613)	0.99%
Carnival Corp.	(23,940)	(443,844)	0.43%
Cie Financiere Richemont SA, Class A	(428)	(58,910)	0.06%
City Developments Ltd.	(26,196)	(132,045)	0.13%
Continental AG	(9,713)	(825,493)	0.79%
Cummins Inc.	(271)	(64,978)	0.06%
Delta Air Lines Inc.	(25,784)	(1,037,301)	1.00%
Deutsche Lufthansa AG	(52,729)	(468,854)	0.45%
DraftKings Inc, Class A	(7,758)	(273,459)	0.26%
Hyatt Hotels Corp, Class A	(4,917)	(641,219)	0.62%
Japan Airlines Co Ltd.	(2,829)	(55,652)	0.05%
Las Vegas Sands Corp.	(3,436)	(169,091)	0.16%
Lottery Corp Ltd/The	(70,974)	(234,312)	0.22%
Lowe’s Cos Inc.	(1,940)	(431,782)	0.41%
MGM Resorts International	(2,033)	(90,813)	0.09%
NIKE Inc, Class B	(7,325)	(795,256)	0.76%
Oriental Land Co Ltd/Japan	(9,511)	(354,091)	0.34%
PACCAR Inc.	(790)	(77,160)	0.07%
Pan Pacific International Holdings Corp.	(22,134)	(527,913)	0.51%
PulteGroup Inc.	(2,612)	(269,604)	0.26%
Qantas Airways Ltd.	(119,362)	(437,208)	0.42%
Reece Ltd.	(9,952)	(151,994)	0.15%
Rivian Automotive Inc, Class A	(33,875)	(794,715)	0.76%
Royal Caribbean Cruises Ltd.	(8,060)	(1,043,743)	1.00%
SEB SA	(1,026)	(128,058)	0.12%
Sodexo SA	(4,018)	(442,292)	0.42%
Toyota Tsusho Corp.	(2,229)	(131,273)	0.13%
Wesfarmers Ltd.	(1,374)	(53,466)	0.05%
Zalando SE, 144A	(21,462)	(508,635)	0.49%
		(16,073,540)
Consumer, Non-cyclical
Abbott Laboratories	(514)	(56,612)	0.05%
Aeon Co Ltd.	(38,506)	(860,254)	0.83%
Alcon Inc.	(8,380)	(653,722)	0.63%
Amplifon SpA	(4,794)	(165,980)	0.16%
Argenx SE	(881)	(334,460)	0.32%
Avantor Inc.	(2,524)	(57,627)	0.06%
Becton Dickinson & Co.	(587)	(143,118)	0.14%
Charles River Laboratories International Inc.	(361)	(85,359)	0.08%
Chocoladefabriken Lindt & Spruengli AG	(48)	(573,931)	0.55%
Chugai Pharmaceutical Co Ltd.	(2,412)	(91,357)	0.09%
Clorox Co/The	(4,921)	(701,646)	0.67%
Coca-Cola Europacific Partners PLC	(4,103)	(273,852)	0.26%
Darling Ingredients Inc.	(4,064)	(202,561)	0.19%

See Notes to Financial Statements.

Simplify Market Neutral Equity Long/Short ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Shares	Value	% of basket
Common Stocks (continued)
Consumer, Non-cyclical (continued)
Eisai Co Ltd.	(10,715)	$(535,744)	0.51%
Equifax Inc.	(1,142)	(282,408)	0.27%
Exact Sciences Corp.	(11,389)	(842,561)	0.81%
Fresenius Medical Care AG	(1,919)	(80,490)	0.08%
GE HealthCare Technologies Inc.	(3,252)	(251,461)	0.24%
Grifols SA	(3,832)	(65,434)	0.06%
Haleon PLC	(87,795)	(359,869)	0.35%
HCA Healthcare Inc.	(1,765)	(477,658)	0.46%
Heineken Holding NV	(2,407)	(203,676)	0.20%
HelloFresh SE	(10,062)	(159,089)	0.15%
Hormel Foods Corp.	(23,601)	(757,842)	0.73%
Illumina Inc.	(3,502)	(487,622)	0.47%
J M Smucker Co/The	(583)	(73,702)	0.07%
Kellanova	(2,509)	(140,282)	0.13%
Kraft Heinz Co/The	(6,123)	(226,420)	0.22%
Laboratory Corp of America Holdings	(347)	(78,825)	0.08%
Lotus Bakeries NV	(8)	(72,537)	0.07%
Merck KGaA	(3,653)	(581,551)	0.56%
Nexi SpA, 144A	(15,164)	(124,076)	0.12%
Ocado Group PLC	(51,501)	(497,735)	0.48%
Otsuka Holdings Co Ltd.	(2,733)	(102,479)	0.10%
Pernod Ricard SA	(348)	(61,359)	0.06%
QIAGEN NV	(8,204)	(357,111)	0.34%
Ramsay Health Care Ltd.	(2,397)	(86,016)	0.08%
Repligen Corp.	(914)	(164,418)	0.16%
Revvity Inc.	(2,757)	(301,390)	0.29%
Saputo Inc.	(13,545)	(275,657)	0.26%
Seven & i Holdings Co Ltd.	(4,169)	(165,369)	0.16%
Shiseido Co Ltd.	(32,621)	(983,409)	0.94%
STERIS PLC	(414)	(91,106)	0.09%
Straumann Holding AG	(375)	(60,419)	0.06%
Takeda Pharmaceutical Co Ltd.	(2,871)	(82,508)	0.08%
Teleflex Inc.	(2,755)	(686,957)	0.66%
TransUnion	(6,898)	(473,950)	0.45%
Transurban Group	(110,762)	(1,035,801)	0.99%
U-Haul Holding Co, Class B	(6,014)	(423,599)	0.41%
United Rentals Inc.	(372)	(213,308)	0.20%
Viatris Inc.	(61,395)	(664,911)	0.64%
Wise PLC, Class A	(27,606)	(307,466)	0.29%
Worldline SA/France, 144A	(40,965)	(709,220)	0.68%
Zimmer Biomet Holdings Inc.	(3,979)	(484,242)	0.46%
		(18,230,156)
Energy
Cheniere Energy Inc.	(659)	(112,528)	0.11%
Corp ACCIONA Energias Renovables SA	(7,553)	(234,333)	0.23%
DCC PLC	(4,214)	(310,293)	0.30%
Enphase Energy Inc.	(583)	(77,062)	0.07%
Galp Energia SGPS SA	(19,185)	(282,767)	0.27%
Marathon Petroleum Corp.	(670)	(99,352)	0.10%

See Notes to Financial Statements.

Simplify Market Neutral Equity Long/Short ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Shares	Value	% of basket
Common Stocks (continued)
Energy (continued)
Parkland Corp.	(3,363)	$(108,934)	0.10%
Schlumberger NV	(1,897)	(98,737)	0.09%
		(1,324,006)
Financial
Admiral Group PLC	(13,105)	(448,237)	0.43%
Ageas SA/NV	(6,979)	(303,104)	0.29%
AIA Group Ltd.	(110,679)	(964,510)	0.92%
AIB Group PLC	(81,426)	(349,058)	0.33%
Ares Management Corp, Class A	(8,736)	(1,038,831)	1.00%
ASR Nederland NV	(11,698)	(551,900)	0.53%
ASX Ltd.	(8,182)	(351,942)	0.34%
Bank of America Corp.	(1,738)	(58,511)	0.06%
Banque Cantonale Vaudoise	(1,282)	(165,334)	0.16%
Blackstone Inc.	(2,748)	(359,763)	0.34%
Canadian Imperial Bank of Commerce	(6,810)	(329,555)	0.32%
CapitaLand Investment Ltd/Singapore	(209,354)	(501,461)	0.48%
Charles Schwab Corp/The	(3,423)	(235,480)	0.23%
Citigroup Inc.	(5,751)	(295,842)	0.28%
Coinbase Global Inc, Class A	(2,560)	(445,285)	0.43%
Commerzbank AG	(8,958)	(106,490)	0.10%
Concordia Financial Group Ltd.	(60,087)	(274,609)	0.26%
Crown Castle Inc.	(3,277)	(377,524)	0.36%
Deutsche Bank AG	(76,631)	(1,046,814)	1.00%
Equity LifeStyle Properties, Inc.	(12,225)	(862,380)	0.83%
Essex Property Trust Inc.	(4,144)	(1,027,565)	0.99%
Eurazeo SE	(1,811)	(143,751)	0.14%
EXOR NV	(780)	(78,001)	0.07%
Fastighets AB Balder, Class B	(7,317)	(51,936)	0.05%
Fidelity National Financial, Inc.	(7,926)	(404,366)	0.39%
FirstService Corp.	(1,457)	(237,270)	0.23%
Franklin Resources Inc.	(33,920)	(1,010,484)	0.97%
Hang Seng Bank Ltd.	(28,245)	(329,338)	0.32%
Hannover Rueck SE	(2,605)	(622,491)	0.60%
Helvetia Holding AG	(1,700)	(234,208)	0.22%
Henderson Land Development Co Ltd.	(17,154)	(52,832)	0.05%
HSBC Holdings PLC	(36,761)	(297,712)	0.28%
Huntington Bancshares Inc/OH	(18,721)	(238,137)	0.23%
Industrivarden AB, Class C	(7,536)	(245,558)	0.23%
Insurance Australia Group Ltd.	(109,810)	(423,943)	0.41%
Iron Mountain Inc.	(4,173)	(292,024)	0.28%
KBC Group NV	(8,204)	(532,222)	0.51%
KKR & Co Inc.	(12,534)	(1,038,476)	1.00%
L E Lundbergforetagen AB, Class B	(2,888)	(157,116)	0.15%
Loews Corp.	(5,703)	(396,837)	0.38%
M&G PLC	(21,103)	(59,809)	0.06%
MS&AD Insurance Group Holdings, Inc.	(27,043)	(1,063,378)	1.02%
National Bank of Canada	(2,465)	(188,838)	0.18%
PNC Financial Services Group, Inc (The)	(3,155)	(488,522)	0.47%
QBE Insurance Group Ltd.	(7,112)	(71,849)	0.07%

See Notes to Financial Statements.

Simplify Market Neutral Equity Long/Short ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Shares	Value	% of basket
Common Stocks (continued)
Financial (continued)
Regions Financial Corp.	(10,606)	$(205,544)	0.20%
SBA Communications Corp, Class A	(2,747)	(696,918)	0.67%
SBI Holdings Inc.	(35,154)	(790,590)	0.76%
Sompo Holdings Inc.	(1,326)	(64,848)	0.06%
Standard Chartered PLC	(29,364)	(249,445)	0.24%
Stockland	(30,577)	(92,813)	0.09%
Sumitomo Realty & Development Co Ltd.	(7,813)	(232,327)	0.22%
Sun Communities Inc.	(418)	(55,833)	0.05%
Swedbank AB, Class A	(5,370)	(108,349)	0.10%
Swiss Prime Site AG	(688)	(73,479)	0.07%
Swiss Re AG	(6,733)	(756,649)	0.73%
T&D Holdings Inc.	(60,194)	(956,191)	0.92%
Talanx AG	(4,317)	(308,355)	0.30%
Tokio Marine Holdings Inc.	(3,953)	(98,905)	0.09%
Truist Financial Corp.	(1,627)	(60,067)	0.06%
UBS Group AG	(5,509)	(170,885)	0.16%
US Bancorp	(5,747)	(248,712)	0.24%
Vicinity Ltd.	(230,790)	(321,141)	0.31%
Vonovia SE	(5,105)	(160,961)	0.15%
Washington H Soul Pattinson & Co Ltd.	(10,333)	(230,970)	0.22%
Westpac Banking Corp.	(55,306)	(863,886)	0.83%
		(25,500,161)
Industrial
ABB Ltd.	(1,736)	(76,957)	0.07%
ACS Actividades de Construccion y Servicios SA	(11,342)	(503,236)	0.48%
Aena SME SA, 144A	(317)	(57,473)	0.06%
Amcor PLC	(100,866)	(972,349)	0.93%
Axon Enterprise Inc.	(254)	(65,619)	0.06%
Ball Corp.	(11,902)	(684,585)	0.66%
Boeing Co/The	(3,380)	(880,991)	0.85%
CAE Inc.	(14,134)	(306,621)	0.29%
Cellnex Telecom SA, 144A	(6,554)	(258,203)	0.25%
Deere & Co.	(859)	(343,499)	0.33%
East Japan Railway Co.	(6,492)	(374,178)	0.36%
FedEx Corp.	(1,323)	(334,778)	0.32%
Ferrovial SE	(7,239)	(264,085)	0.25%
Getlink SE	(18,158)	(332,332)	0.32%
GFL Environmental Inc.	(2,188)	(75,856)	0.07%
Hankyu Hanshin Holdings Inc.	(9,424)	(299,941)	0.29%
Hexagon AB, Class B	(31,577)	(379,048)	0.36%
Howmet Aerospace Inc.	(4,411)	(238,724)	0.23%
Husqvarna AB, Class B	(22,572)	(185,895)	0.18%
Keisei Electric Railway Co Ltd.	(14,193)	(670,600)	0.64%
Kingspan Group PLC	(2,227)	(192,896)	0.18%
Kintetsu Group Holdings Co Ltd.	(13,009)	(412,465)	0.40%
Knorr-Bremse AG	(853)	(55,398)	0.05%
Kone Oyj, Class B	(10,278)	(512,826)	0.49%
Melrose Industries PLC	(35,302)	(255,260)	0.24%
Metso Oyj	(37,729)	(382,248)	0.37%

See Notes to Financial Statements.

Simplify Market Neutral Equity Long/Short ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Shares	Value	% of basket
Common Stocks (continued)
Industrial (continued)
MINEBEA MITSUMI Inc.	(2,804)	$(57,628)	0.06%
Mitsubishi Electric Corp.	(4,856)	(68,819)	0.07%
Odakyu Electric Railway Co Ltd.	(26,960)	(411,160)	0.39%
Rolls-Royce Holdings PLC	(229,733)	(877,402)	0.84%
Sartorius AG	(1,211)	(445,919)	0.43%
Schindler Holding AG	(222)	(55,508)	0.05%
Schindler Holding AG	(513)	(121,740)	0.12%
SIG Group AG	(5,255)	(120,840)	0.12%
Smiths Group PLC	(4,225)	(94,959)	0.09%
Tenaris SA	(34,255)	(595,900)	0.57%
Tobu Railway Co Ltd.	(9,729)	(261,347)	0.25%
Tokyu Corp.	(32,509)	(396,667)	0.38%
TransDigm Group Inc.	(954)	(965,405)	0.93%
Union Pacific Corp.	(3,177)	(780,246)	0.75%
Vulcan Materials Co.	(451)	(102,460)	0.10%
Wartsila OYJ Abp	(24,811)	(359,795)	0.35%
		(14,831,858)
Technology
Analog Devices Inc.	(678)	(134,554)	0.13%
BILL Holdings Inc.	(2,488)	(203,002)	0.20%
Capcom Co Ltd.	(5,369)	(173,434)	0.17%
Capgemini SE	(1,810)	(377,459)	0.36%
Cloudflare Inc, Class A	(4,819)	(401,240)	0.39%
Confluent Inc, Class A	(2,383)	(55,755)	0.05%
Entegris Inc.	(8,627)	(1,033,714)	0.99%
Hamamatsu Photonics KK	(10,733)	(441,372)	0.42%
Hewlett Packard Enterprise Co.	(61,014)	(1,036,025)	0.99%
Infineon Technologies AG	(5,521)	(230,563)	0.22%
Lasertec Corp.	(3,162)	(833,283)	0.80%
Lattice Semiconductor Corp.	(2,367)	(163,310)	0.16%
Microchip Technology Inc.	(2,969)	(267,727)	0.26%
MongoDB Inc, Class A	(139)	(56,647)	0.05%
ON Semiconductor Corp.	(5,182)	(432,842)	0.42%
Palantir Technologies Inc, Class A	(19,642)	(337,249)	0.32%
Renesas Electronics Corp.	(26,079)	(471,310)	0.45%
Ricoh Co Ltd.	(48,895)	(375,441)	0.36%
ROBLOX Corp, Class A	(6,381)	(291,758)	0.28%
SS&C Technologies Holdings Inc.	(9,356)	(571,725)	0.55%
Take-Two Interactive Software, Inc.	(2,786)	(448,367)	0.43%
Temenos AG	(1,944)	(180,663)	0.17%
Unity Software Inc.	(3,687)	(150,769)	0.15%
Zebra Technologies Corp, Class A	(3,750)	(1,025,032)	0.98%
		(9,693,241)
Utilities
Ameren Corp.	(6,924)	(500,872)	0.48%
American Water Works Co Inc.	(1,152)	(152,064)	0.15%
BKW AG	(307)	(54,454)	0.05%
Brookfield Renewable Corp, Class A	(6,639)	(192,055)	0.18%
CLP Holdings Ltd.	(9,666)	(79,781)	0.08%

See Notes to Financial Statements.

Simplify Market Neutral Equity Long/Short ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Shares	Value	% of basket
Common Stocks (continued)
Utilities (continued)
EDP Renovaveis SA	(3,097)	$(63,393)	0.06%
Essential Utilities Inc.	(6,970)	(260,331)	0.25%
Mercury NZ Ltd.	(12,485)	(52,151)	0.05%
Naturgy Energy Group SA	(7,014)	(209,238)	0.20%
NextEra Energy Inc.	(2,107)	(127,970)	0.12%
Origin Energy Ltd.	(12,432)	(71,827)	0.07%
Osaka Gas Co Ltd.	(38,099)	(795,511)	0.76%
Tokyo Electric Power Co Holdings, Inc.	(31,199)	(163,355)	0.16%
Tokyo Gas Co Ltd.	(36,305)	(833,460)	0.80%
Veolia Environnement SA	(1,732)	(54,650)	0.05%
Verbund AG	(2,998)	(278,421)	0.27%
Vistra Corp.	(25,467)	(980,983)	0.94%
		(4,870,516)
Total		$(104,238,125)	100.00%

See Notes to Financial Statements.

Simplify MBS ETF

Schedule of Investments

December 31, 2023 (Unaudited)

	Principal	Value
U.S. Government Agency Mortgage Backed Securities – 97.0%
Federal National Mortgage Association, 5.00%, 1/15/2054	$105,000,000	$104,007,422
Federal National Mortgage Association, 5.50%, 1/15/2054	10,000,000	10,052,344
Federal National Mortgage Association, 6.00%, 1/15/2054	68,750,000	69,867,188
Total U.S. Government Agency Mortgage Backed Securities (Cost $182,831,665)		183,926,954

U.S. Treasury Bills – 93.9%
U.S. Treasury Bill, 5.42%, 4/2/2024(a)
(Cost $177,881,731)	$180,300,000	177,928,348

Total Investments – 190.9%
(Cost $360,713,396)		$361,855,302
Liabilities in Excess of Other Assets – (90.9)%		(172,274,582)
Net Assets – 100.0%		$189,580,720

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.

Summary of Investment Type

Industry	% of Net Assets
U.S. Government Agency Mortgage Backed Securities	97.0%
U.S. Treasury Bills	93.9%
Total Investments	190.9%
Liabilities in Excess of Other Assets	(90.9)%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments

December 31, 2023 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 99.7%
U.S. Treasury Bill, 5.54%, 3/28/2024(a)	$11,500,000	$11,357,371
U.S. Treasury Bill, 5.40%, 4/16/2024(a)	104,500,000	102,914,067
Total U.S. Treasury Bills (Cost $114,242,180)		114,271,438

Total Investments – 99.7%
(Cost $114,242,180)		$114,271,438
Other Assets in Excess of Liabilities – 0.3%		327,092
Net Assets – 100.0%		$114,598,530

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.

Summary of Investment Type

Industry	% of Net Assets
U.S. Treasury Bills	99.7%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Net Assets	100.0%

At December 31, 2023, over the counter total return swap contracts outstanding were as follows:

Reference Obligation/Index	Termination Date(a)	Financing Rate Paid (Received) by the Fund		Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)(b)
AIJPMTRS*	7/15/2024	—	%(c)	JP Morgan	(3,400,554)	$562
BNPIDTRS*	7/15/2024	0.61	%(c)	BNP Paribas	(5,030,199)	28,790
BNPXDTRS*	7/15/2024	(2.57	)%(c)	BNP Paribas	(6,052,567)	(168,389)
BPMMMTRS*	7/15/2024	(0.11	)%(c)	BNP Paribas	(17,003,840)	(48,489)
GSISSTRS*	7/17/2024	—	%(c)	Goldman Sachs	(8,382,594)	4,084
GSIVVTRS*	7/17/2024	—	%(c)	Goldman Sachs	(11,360,020)	75,494
GSVIKTRS*	7/17/2024	—	%(c)	Goldman Sachs	(12,695,626)	(27,422)
GSVLFTRS*	7/17/2024	—	%(c)	Goldman Sachs	(8,588,050)	327,720
MQIS2TRS*	7/16/2024	—	%(c)	Macquarie Bank	(6,792,748)	90,649
MQIS6TRS*	7/18/2024	—	%(c)	Macquarie Bank	(11,519,249)	(64,778)
MQISBTRS*	7/18/2024	—	%(c)	Macquarie Bank	(17,654,264)	48,323
VMACBTRS*	7/16/2024	—	%(c)	Macquarie Bank	(8,224,860)	60,271
						$326,815

*	The components of the basket shown below.
(a)	The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b)	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c)	Payments made quarterly.

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

*	The following table shows the individual positions and related values of the securities within the AIJPMTRS basket.

Security description	Notional Value	Expiration Date	Long Short	Value	% of basket
JIRAA03U Index	$1,309	—	Long	—	2.5%
JIRAC03U Index	1,806	—	Long	—	3.4%
JIRAJ03U Index	10,682	—	Long	—	20.4%
JIRAS03U Index	6,110	—	Long	—	11.7%
JIRAW03U Index	6,105	—	Long	—	11.6%
JPM 2 L MM Fut IdxUSD	13,365	—	Long	—	25.5%
JPM 3 ER MM Fut IdxUSD	6,872	—	Long	—	13.1%
JPM 3 L MM Fut IdxUSD	11,844	—	Long	—	22.6%
JPM 4 ER MM Fut IdxUSD	11,380	—	Long	—	21.7%
JPM 4 L MM Fut IdxUSD	11,959	—	Long	—	22.8%
JPM 2 ED MM Fut IdxUSD	(11,571)	—	Short	—	(22.1)%
JPM 2 ER MM Fut IdxUSD	(6,527)	—	Short	—	(12.4)%
JPM 3 ED MM Fut IdxUSD	(5,742)	—	Short	—	(11.0)%
JPM 4 ED MM Fut IdxUSD	(5,156)	—	Short	—	(9.8)%
Total	52,436			—	100.0%

*	The following table shows the individual positions and related values of the securities within the BNPIDTRS basket.

Security description	Notional Value	Expiration Date	Long Short	Value	% of basket
USD Cash	$5,687,774	—	Long	—	113.4%
CBOE VIX FUTURE Oct23	(673,182)	1/17/2024	Short	—	(13.4)%
Total	5,014,592			—	100.0%

*	The following table shows the individual positions and related values of the securities within the BNPXDTRS basket.

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
BRENT CRUDE FUTR Dec24	$2,129,946	10/31/2024	Long	—	36.4%
BRENT CRUDE FUTR Feb25	1,217,403	12/30/2024	Long	—	20.8%
BRENT CRUDE FUTR Jan25	2,132,412	11/29/2024	Long	—	36.4%
BRENT CRUDE FUTR Mar25	286,796	1/31/2025	Long	—	4.9%
BRENT CRUDE FUTR Nov24	624,487	9/30/2024	Long	—	10.7%
BRENT CRUDE FUTR Oct24	2,131,098	8/30/2024	Long	—	36.4%
GASOLINE RBOB FUT Apr24	473,075	3/28/2024	Long	—	8.1%
GASOLINE RBOB FUT Mar24	826,654	2/29/2024	Long	—	14.1%
GASOLINE RBOB FUT May24	158,809	4/30/2024	Long	—	2.7%
GOLD 100 OZ FUTR Aug24	3,314,273	8/28/2024	Long	—	56.6%
GOLD 100 OZ FUTR Dec24	3,319,071	12/27/2024	Long	—	56.7%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

Security description	Notional Value	Expiration Date	Long Short	Value	% of basket
LME COPPER FUTURE Apr24	73,377	4/15/2024	Long	—	1.3%
LME COPPER FUTURE Dec24	1,878,733	12/16/2024	Long	—	32.1%
LME COPPER FUTURE Dec25	1,753,278	12/15/2025	Long	—	30.0%
LME COPPER FUTURE Jul24	1,046,398	7/15/2024	Long	—	17.9%
LME COPPER FUTURE Sep24	1,747,054	9/16/2024	Long	—	29.8%
LME PRI ALUM FUTR Dec24	1,070,959	12/16/2024	Long	—	18.3%
LME PRI ALUM FUTR Dec25	652,743	12/15/2025	Long	—	11.2%
LME PRI ALUM FUTR Mar24	410,872	3/18/2024	Long	—	7.0%
Low Su Gasoil G Apr24	732,005	4/11/2024	Long	—	12.5%
Low Su Gasoil G Dec25	266,936	12/11/2025	Long	—	4.6%
Low Su Gasoil G Mar24	740,500	3/12/2024	Long	—	12.7%
Low Su Gasoil G May24	726,484	5/10/2024	Long	—	12.4%
NATURAL GAS FUTR Feb24	133,964	1/29/2024	Long	—	2.3%
NATURAL GAS FUTR Jan25	848,850	12/27/2024	Long	—	14.5%
NATURAL GAS FUTR Jun24	2,058,455	5/29/2024	Long	—	35.2%
NATURAL GAS FUTR May24	1,313,211	4/26/2024	Long	—	22.4%
NATURAL GAS FUTR Oct24	2,084,777	9/26/2024	Long	—	35.6%
NY Harb ULSD Fut Dec24	229,487	11/29/2024	Long	—	3.9%
NY Harb ULSD Fut Feb24	655,501	1/31/2024	Long	—	11.2%
NY Harb ULSD Fut Mar24	653,831	2/29/2024	Long	—	11.2%
NY Harb ULSD Fut Sep24	144,508	8/30/2024	Long	—	2.5%
USD Cash	72,144,824	—	Long	—	1232.5%
WTI CRUDE FUTURE Aug24	535,230	7/22/2024	Long	—	9.1%
WTI CRUDE FUTURE Dec24	58,489	11/20/2024	Long	—	1.0%
WTI CRUDE FUTURE Jan25	2,401,140	12/19/2024	Long	—	41.0%
WTI CRUDE FUTURE Mar25	1,786,178	2/20/2025	Long	—	30.5%
WTI CRUDE FUTURE Oct24	2,394,353	9/20/2024	Long	—	40.9%
WTI CRUDE FUTURE Sep24	2,399,510	8/20/2024	Long	—	41.0%
BRENT CRUDE FUTR Dec25	(359,784)	10/31/2025	Short	—	(6.1)%
BRENT CRUDE FUTR Dec26	(2,155,049)	10/30/2026	Short	—	(36.8)%
BRENT CRUDE FUTR Jul24	(269,790)	5/31/2024	Short	—	(4.6)%
BRENT CRUDE FUTR Jun24	(2,135,356)	4/30/2024	Short	—	(36.5)%
BRENT CRUDE FUTR Mar24	(1,372,654)	1/31/2024	Short	—	(23.5)%
BRENT CRUDE FUTR May24	(1,616,192)	3/28/2024	Short	—	(27.6)%
GASOLINE RBOB FUT Dec24	(761,346)	11/29/2024	Short	—	(13.0)%
GASOLINE RBOB FUT Feb24	(271,963)	1/31/2024	Short	—	(4.6)%
GASOLINE RBOB FUT Jun24	(414,060)	5/31/2024	Short	—	(7.1)%
GOLD 100 OZ FUTR Apr24	(3,312,772)	4/26/2024	Short	—	(56.6)%
GOLD 100 OZ FUTR Feb24	(3,312,163)	2/27/2024	Short	—	(56.6)%
LME COPPER FUTURE Feb24	(1,872,995)	2/19/2024	Short	—	(32.0)%
LME COPPER FUTURE Jun24	(1,875,433)	6/17/2024	Short	—	(32.0)%
LME COPPER FUTURE Mar24	(1,874,114)	3/18/2024	Short	—	(32.0)%
LME COPPER FUTURE May24	(863,847)	5/13/2024	Short	—	(14.8)%
LME PRI ALUM FUTR Feb24	(1,049,362)	2/19/2024	Short	—	(17.9)%
LME PRI ALUM FUTR Jun24	(1,064,484)	6/17/2024	Short	—	(18.2)%
Low Su Gasoil G Dec24	(61,285)	12/12/2024	Short	—	(1.0)%
Low Su Gasoil G Feb24	(231,258)	2/12/2024	Short	—	(4.0)%
Low Su Gasoil G Jul24	(722,821)	7/11/2024	Short	—	(12.3)%
Low Su Gasoil G Jun24	(708,912)	6/12/2024	Short	—	(12.1)%
Low Su Gasoil G Sep24	(722,316)	9/12/2024	Short	—	(12.3)%
NATURAL GAS FUTR Apr24	(309,627)	3/26/2024	Short	—	(5.3)%
NATURAL GAS FUTR Dec24	(2,002,437)	11/26/2024	Short	—	(34.2)%
NATURAL GAS FUTR Jul24	(2,062,702)	6/26/2024	Short	—	(35.2)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

Security description	Notional Value	Expiration Date	Long Short	Value	% of basket
NATURAL GAS FUTR Mar24	(2,062,722)	2/27/2024	Short	—	(35.2)%
NY Harb ULSD Fut Apr24	(382,533)	3/28/2024	Short	—	(6.5)%
NY Harb ULSD Fut Jun24	(641,020)	5/31/2024	Short	—	(11.0)%
NY Harb ULSD Fut May24	(645,649)	4/30/2024	Short	—	(11.0)%
USD Cash	(66,223,323)	—	Short	—	(1131.4)%
WTI CRUDE FUTURE Apr24	(810,036)	3/20/2024	Short	—	(13.8)%
WTI CRUDE FUTURE Dec25	(363,908)	11/20/2025	Short	—	(6.2)%
WTI CRUDE FUTURE Dec26	(2,431,778)	11/20/2026	Short	—	(41.5)%
WTI CRUDE FUTURE Jun24	(2,267,125)	5/21/2024	Short	—	(38.7)%
WTI CRUDE FUTURE Mar24	(1,390,821)	2/20/2024	Short	—	(23.8)%
WTI CRUDE FUTURE May24	(2,411,479)	4/22/2024	Short	—	(41.2)%
Total	5,853,371			—	100.0%

*	The following table shows the individual positions and related values of the securities within the BPMMMTRS basket.

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
3 MONTH SOFR FUT Dec23	$64,021	6/17/2024	Long	—	(0.1)%
3 MONTH SOFR FUT Jun24	64,316	9/16/2024	Long	—	(0.1)%
3MO EURO EURIBOR Sep24	63,723	3/18/2024	Long	—	(0.1)%
EUR Cash	64,538	12/16/2024	Long	—	(0.1)%
USD Cash	99,837,509	—	Long	—	(103.7)%
3 MONTH SOFR FUT Mar24	(20,541,819)	6/18/2024	Short	—	21.3%
3 MONTH SOFR FUT Sep24	(20,640,297)	9/17/2024	Short	—	21.4%
3MO EURO EURIBOR Dec23	(20,729,049)	12/17/2024	Short	—	21.5%
3MO EURO EURIBOR Jun24	(113,682,183)	—	Short	—	118.0%
3MO EURO EURIBOR Mar24	(20,804,815)	3/18/2025	Short	—	21.6%
Total	(96,304,056)			—	100.0%

*	The following table shows the individual positions and related values of the securities within the GSISSTRS basket.

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
SPX_15Mar24_C_4360	$4,335	3/15/2024	Long	—	0.5%
SPX_15Mar24_C_4375	4,465	3/15/2024	Long	—	0.5%
SPX_15Mar24_C_4380	2,395	3/15/2024	Long	—	0.3%
SPX_15Mar24_C_4410	4,390	3/15/2024	Long	—	0.5%
SPX_15Mar24_C_4420	1,072	3/15/2024	Long	—	0.1%
SPX_15Mar24_C_4430	530	3/15/2024	Long	—	0.1%
SPX_15Mar24_C_4440	1,461	3/15/2024	Long	—	0.2%
SPX_15Mar24_C_4490	3,728	3/15/2024	Long	—	0.4%
SPX_15Mar24_C_4510	5,056	3/15/2024	Long	—	0.6%
SPX_15Mar24_C_4525	3,534	3/15/2024	Long	—	0.4%
SPX_15Mar24_C_4530	3,765	3/15/2024	Long	—	0.4%
SPX_15Mar24_C_4540	8,046	3/15/2024	Long	—	0.9%
SPX_15Mar24_C_4570	8,728	3/15/2024	Long	—	1.0%
SPX_15Mar24_C_4650	3,516	3/15/2024	Long	—	0.4%
SPX_15Mar24_C_4660	7,390	3/15/2024	Long	—	0.8%
SPX_15Mar24_C_4670	3,722	3/15/2024	Long	—	0.4%
SPX_15Mar24_C_4690	18,934	3/15/2024	Long	—	2.1%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
SPX_15Mar24_C_4700	10,048	3/15/2024	Long	—	1.1%
SPX_15Mar24_C_4710	11,118	3/15/2024	Long	—	1.2%
SPX_15Mar24_C_4720	4,024	3/15/2024	Long	—	0.5%
SPX_15Mar24_C_4730	3,289	3/15/2024	Long	—	0.4%
SPX_15Mar24_C_4740	3,621	3/15/2024	Long	—	0.4%
SPX_15Mar24_C_4750	3,481	3/15/2024	Long	—	0.4%
SPX_15Mar24_C_4770	3,072	3/15/2024	Long	—	0.3%
SPX_15Mar24_C_4830	6,279	3/15/2024	Long	—	0.7%
SPX_15Mar24_C_4845	5,165	3/15/2024	Long	—	0.6%
SPX_15Mar24_C_4870	3,829	3/15/2024	Long	—	0.4%
SPX_15Mar24_C_4880	1,717	3/15/2024	Long	—	0.2%
SPX_15Mar24_C_4895	2,985	3/15/2024	Long	—	0.3%
SPX_15Mar24_C_4900	2,993	3/15/2024	Long	—	0.3%
SPX_15Mar24_P_2100	5	3/15/2024	Long	—	0.0%
SPX_15Mar24_P_2200	12	3/15/2024	Long	—	0.0%
SPX_15Mar24_P_2300	11	3/15/2024	Long	—	0.0%
SPX_15Mar24_P_2350	9	3/15/2024	Long	—	0.0%
SPX_15Mar24_P_2450	12	3/15/2024	Long	—	0.0%
SPX_15Mar24_P_2500	14	3/15/2024	Long	—	0.0%
SPX_15Mar24_P_2550	16	3/15/2024	Long	—	0.0%
SPX_15Mar24_P_2600	42	3/15/2024	Long	—	0.0%
SPX_15Mar24_P_2650	70	3/15/2024	Long	—	0.0%
SPX_15Mar24_P_2700	29	3/15/2024	Long	—	0.0%
SPX_15Mar24_P_2750	65	3/15/2024	Long	—	0.0%
SPX_15Mar24_P_2775	38	3/15/2024	Long	—	0.0%
SPX_15Mar24_P_2800	41	3/15/2024	Long	—	0.0%
SPX_15Mar24_P_2850	48	3/15/2024	Long	—	0.0%
SPX_15Mar24_P_2875	110	3/15/2024	Long	—	0.0%
SPX_15Mar24_P_2925	137	3/15/2024	Long	—	0.0%
SPX_15Mar24_P_2950	147	3/15/2024	Long	—	0.0%
SPX_15Mar24_P_2975	88	3/15/2024	Long	—	0.0%
SPX_15Mar24_P_3025	208	3/15/2024	Long	—	0.0%
SPX_15Mar24_P_3050	200	3/15/2024	Long	—	0.0%
SPX_15Mar24_P_3075	151	3/15/2024	Long	—	0.0%
SPX_15Mar24_P_3125	200	3/15/2024	Long	—	0.0%
SPX_15Mar24_P_3150	96	3/15/2024	Long	—	0.0%
SPX_15Mar24_P_3175	236	3/15/2024	Long	—	0.0%
SPX_15Mar24_P_3225	259	3/15/2024	Long	—	0.0%
SPX_15Mar24_P_3250	203	3/15/2024	Long	—	0.0%
SPX_15Mar24_P_3275	325	3/15/2024	Long	—	0.0%
SPX_15Mar24_P_3300	272	3/15/2024	Long	—	0.0%
SPX_15Mar24_P_3375	196	3/15/2024	Long	—	0.0%
SPX_15Mar24_P_3450	473	3/15/2024	Long	—	0.1%
SPX_16Feb24_C_4350	12,656	2/16/2024	Long	—	1.4%
SPX_16Feb24_C_4355	12,770	2/16/2024	Long	—	1.4%
SPX_16Feb24_C_4390	22,224	2/16/2024	Long	—	2.5%
SPX_16Feb24_C_4400	14,782	2/16/2024	Long	—	1.7%
SPX_16Feb24_C_4410	10,287	2/16/2024	Long	—	1.2%
SPX_16Feb24_C_4420	4,091	2/16/2024	Long	—	0.5%
SPX_16Feb24_C_4440	4,270	2/16/2024	Long	—	0.5%
SPX_16Feb24_C_4450	12,814	2/16/2024	Long	—	1.4%
SPX_16Feb24_C_4460	8,709	2/16/2024	Long	—	1.0%
SPX_16Feb24_C_4470	4,357	2/16/2024	Long	—	0.5%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
SPX_16Feb24_C_4475	5,570	2/16/2024	Long	—	0.6%
SPX_16Feb24_C_4480	8,407	2/16/2024	Long	—	0.9%
SPX_16Feb24_C_4490	11,905	2/16/2024	Long	—	1.3%
SPX_16Feb24_C_4500	19,770	2/16/2024	Long	—	2.2%
SPX_16Feb24_C_4510	8,551	2/16/2024	Long	—	1.0%
SPX_16Feb24_C_4520	14,657	2/16/2024	Long	—	1.6%
SPX_16Feb24_C_4525	981	2/16/2024	Long	—	0.1%
SPX_16Feb24_C_4530	1,367	2/16/2024	Long	—	0.2%
SPX_16Feb24_C_4540	18,765	2/16/2024	Long	—	2.1%
SPX_16Feb24_C_4550	9,707	2/16/2024	Long	—	1.1%
SPX_16Feb24_C_4590	569	2/16/2024	Long	—	0.1%
SPX_16Feb24_C_4600	773	2/16/2024	Long	—	0.1%
SPX_16Feb24_C_4620	351	2/16/2024	Long	—	0.0%
SPX_16Feb24_C_4625	4,793	2/16/2024	Long	—	0.5%
SPX_16Feb24_C_4630	10,835	2/16/2024	Long	—	1.2%
SPX_16Feb24_C_4640	6,275	2/16/2024	Long	—	0.7%
SPX_16Feb24_C_4650	2,224	2/16/2024	Long	—	0.2%
SPX_16Feb24_C_4660	16,304	2/16/2024	Long	—	1.8%
SPX_16Feb24_C_4665	14,472	2/16/2024	Long	—	1.6%
SPX_16Feb24_C_4670	4,200	2/16/2024	Long	—	0.5%
SPX_16Feb24_C_4675	14,967	2/16/2024	Long	—	1.7%
SPX_16Feb24_C_4680	9,738	2/16/2024	Long	—	1.1%
SPX_16Feb24_C_4690	1,160	2/16/2024	Long	—	0.1%
SPX_16Feb24_C_4695	5,339	2/16/2024	Long	—	0.6%
SPX_16Feb24_C_4700	969	2/16/2024	Long	—	0.1%
SPX_16Feb24_C_4710	9,791	2/16/2024	Long	—	1.1%
SPX_16Feb24_C_4720	1,124	2/16/2024	Long	—	0.1%
SPX_16Feb24_C_4725	5,194	2/16/2024	Long	—	0.6%
SPX_16Feb24_C_4730	525	2/16/2024	Long	—	0.1%
SPX_16Feb24_C_4740	4,075	2/16/2024	Long	—	0.5%
SPX_16Feb24_C_4795	4,738	2/16/2024	Long	—	0.5%
SPX_16Feb24_C_4800	2,724	2/16/2024	Long	—	0.3%
SPX_16Feb24_C_4820	5,970	2/16/2024	Long	—	0.7%
SPX_16Feb24_C_4840	3,638	2/16/2024	Long	—	0.4%
SPX_16Feb24_C_4850	1,272	2/16/2024	Long	—	0.1%
SPX_16Feb24_C_4865	2,334	2/16/2024	Long	—	0.3%
SPX_16Feb24_C_4870	1,715	2/16/2024	Long	—	0.2%
SPX_16Feb24_P_2200	0	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_2300	22	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_2350	24	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_2400	24	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_2450	17	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_2500	28	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_2550	43	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_2600	36	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_2650	3	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_2700	52	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_2750	61	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_2775	16	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_2800	72	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_2825	74	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_2850	17	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_2875	91	2/16/2024	Long	—	0.0%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
SPX_16Feb24_P_2900	20	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_2950	111	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_2975	128	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_3000	32	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_3075	60	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_3100	122	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_3150	147	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_3175	65	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_3200	81	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_3225	89	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_3275	211	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_3325	194	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_3350	151	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_3400	200	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_3450	235	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_3475	316	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_3520	83	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_3530	82	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_3550	76	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_3560	241	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_3590	96	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_3610	88	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_3675	153	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_3750	38	2/16/2024	Long	—	0.0%
SPX_16Feb24_P_3760	176	2/16/2024	Long	—	0.0%
SPX_17May24_C_4900	376	5/17/2024	Long	—	0.0%
SPX_17May24_C_4910	81	5/17/2024	Long	—	0.0%
SPX_17May24_C_4930	150	5/17/2024	Long	—	0.0%
SPX_17May24_C_4940	384	5/17/2024	Long	—	0.0%
SPX_17May24_C_4950	434	5/17/2024	Long	—	0.0%
SPX_17May24_C_4960	200	5/17/2024	Long	—	0.0%
SPX_17May24_C_4970	1,519	5/17/2024	Long	—	0.2%
SPX_17May24_P_2700	23	5/17/2024	Long	—	0.0%
SPX_17May24_P_2750	29	5/17/2024	Long	—	0.0%
SPX_17May24_P_2800	72	5/17/2024	Long	—	0.0%
SPX_17May24_P_2850	46	5/17/2024	Long	—	0.0%
SPX_17May24_P_2925	117	5/17/2024	Long	—	0.0%
SPX_19Apr24_C_4700	209	4/19/2024	Long	—	0.0%
SPX_19Apr24_C_4725	3,146	4/19/2024	Long	—	0.4%
SPX_19Apr24_C_4730	3,864	4/19/2024	Long	—	0.4%
SPX_19Apr24_C_4740	4,152	4/19/2024	Long	—	0.5%
SPX_19Apr24_C_4750	3,476	4/19/2024	Long	—	0.4%
SPX_19Apr24_C_4760	2,552	4/19/2024	Long	—	0.3%
SPX_19Apr24_C_4775	1,557	4/19/2024	Long	—	0.2%
SPX_19Apr24_C_4780	2,454	4/19/2024	Long	—	0.3%
SPX_19Apr24_C_4790	2,498	4/19/2024	Long	—	0.3%
SPX_19Apr24_C_4810	2,342	4/19/2024	Long	—	0.3%
SPX_19Apr24_C_4870	2,326	4/19/2024	Long	—	0.3%
SPX_19Apr24_C_4875	1,790	4/19/2024	Long	—	0.2%
SPX_19Apr24_C_4880	3,232	4/19/2024	Long	—	0.4%
SPX_19Apr24_C_4910	3,095	4/19/2024	Long	—	0.3%
SPX_19Apr24_C_4920	1,523	4/19/2024	Long	—	0.2%
SPX_19Apr24_C_4940	5,315	4/19/2024	Long	—	0.6%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
SPX_19Apr24_P_2600	11	4/19/2024	Long	—	0.0%
SPX_19Apr24_P_2650	27	4/19/2024	Long	—	0.0%
SPX_19Apr24_P_2700	45	4/19/2024	Long	—	0.0%
SPX_19Apr24_P_2725	65	4/19/2024	Long	—	0.0%
SPX_19Apr24_P_2750	40	4/19/2024	Long	—	0.0%
SPX_19Apr24_P_2775	98	4/19/2024	Long	—	0.0%
SPX_19Apr24_P_2800	124	4/19/2024	Long	—	0.0%
SPX_19Apr24_P_2825	76	4/19/2024	Long	—	0.0%
SPX_19Apr24_P_2875	189	4/19/2024	Long	—	0.0%
SPX_19Apr24_P_2900	92	4/19/2024	Long	—	0.0%
SPX_19Apr24_P_2950	216	4/19/2024	Long	—	0.0%
SPX_19Apr24_P_2975	226	4/19/2024	Long	—	0.0%
SPX_19Apr24_P_3000	320	4/19/2024	Long	—	0.0%
SPX_19Apr24_P_3025	115	4/19/2024	Long	—	0.0%
SPX_19Apr24_P_3050	153	4/19/2024	Long	—	0.0%
SPX_19Apr24_P_3125	356	4/19/2024	Long	—	0.0%
SPX_19Jan24_C_4355	31,771	1/19/2024	Long	—	3.6%
SPX_19Jan24_C_4370	96,857	1/19/2024	Long	—	10.9%
SPX_19Jan24_C_4385	14,111	1/19/2024	Long	—	1.6%
SPX_19Jan24_C_4390	34,782	1/19/2024	Long	—	3.9%
SPX_19Jan24_C_4410	8,659	1/19/2024	Long	—	1.0%
SPX_19Jan24_C_4420	20,383	1/19/2024	Long	—	2.3%
SPX_19Jan24_C_4430	12,586	1/19/2024	Long	—	1.4%
SPX_19Jan24_C_4440	44,610	1/19/2024	Long	—	5.0%
SPX_19Jan24_C_4445	20,587	1/19/2024	Long	—	2.3%
SPX_19Jan24_C_4450	12,451	1/19/2024	Long	—	1.4%
SPX_19Jan24_C_4455	14,889	1/19/2024	Long	—	1.7%
SPX_19Jan24_C_4460	7,168	1/19/2024	Long	—	0.8%
SPX_19Jan24_C_4470	21,675	1/19/2024	Long	—	2.4%
SPX_19Jan24_C_4475	7,285	1/19/2024	Long	—	0.8%
SPX_19Jan24_C_4480	15,848	1/19/2024	Long	—	1.8%
SPX_19Jan24_C_4485	27,530	1/19/2024	Long	—	3.1%
SPX_19Jan24_C_4490	6,356	1/19/2024	Long	—	0.7%
SPX_19Jan24_C_4495	5,229	1/19/2024	Long	—	0.6%
SPX_19Jan24_C_4500	5,324	1/19/2024	Long	—	0.6%
SPX_19Jan24_C_4505	5,996	1/19/2024	Long	—	0.7%
SPX_19Jan24_C_4510	22,283	1/19/2024	Long	—	2.5%
SPX_19Jan24_C_4515	9,423	1/19/2024	Long	—	1.1%
SPX_19Jan24_C_4520	5,564	1/19/2024	Long	—	0.6%
SPX_19Jan24_C_4565	3,580	1/19/2024	Long	—	0.4%
SPX_19Jan24_C_4590	6,994	1/19/2024	Long	—	0.8%
SPX_19Jan24_C_4600	16,630	1/19/2024	Long	—	1.9%
SPX_19Jan24_C_4605	6,431	1/19/2024	Long	—	0.7%
SPX_19Jan24_C_4625	7,049	1/19/2024	Long	—	0.8%
SPX_19Jan24_C_4630	7,346	1/19/2024	Long	—	0.8%
SPX_19Jan24_C_4635	3,554	1/19/2024	Long	—	0.4%
SPX_19Jan24_C_4640	13,191	1/19/2024	Long	—	1.5%
SPX_19Jan24_C_4645	7,170	1/19/2024	Long	—	0.8%
SPX_19Jan24_C_4660	1,418	1/19/2024	Long	—	0.2%
SPX_19Jan24_C_4675	3,088	1/19/2024	Long	—	0.3%
SPX_19Jan24_C_4690	668	1/19/2024	Long	—	0.1%
SPX_19Jan24_C_4710	366	1/19/2024	Long	—	0.0%
SPX_19Jan24_C_4760	2,526	1/19/2024	Long	—	0.3%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
SPX_19Jan24_C_4770	100	1/19/2024	Long	—	0.0%
SPX_19Jan24_C_4780	2,678	1/19/2024	Long	—	0.3%
SPX_19Jan24_C_4800	418	1/19/2024	Long	—	0.0%
SPX_19Jan24_C_4805	108	1/19/2024	Long	—	0.0%
SPX_19Jan24_C_4830	13	1/19/2024	Long	—	0.0%
SPX_19Jan24_P_2450	6	1/19/2024	Long	—	0.0%
SPX_19Jan24_P_2500	9	1/19/2024	Long	—	0.0%
SPX_19Jan24_P_2550	9	1/19/2024	Long	—	0.0%
SPX_19Jan24_P_2600	3	1/19/2024	Long	—	0.0%
SPX_19Jan24_P_2650	22	1/19/2024	Long	—	0.0%
SPX_19Jan24_P_2675	9	1/19/2024	Long	—	0.0%
SPX_19Jan24_P_2700	20	1/19/2024	Long	—	0.0%
SPX_19Jan24_P_2750	19	1/19/2024	Long	—	0.0%
SPX_19Jan24_P_2800	13	1/19/2024	Long	—	0.0%
SPX_19Jan24_P_2825	4	1/19/2024	Long	—	0.0%
SPX_19Jan24_P_2925	25	1/19/2024	Long	—	0.0%
SPX_19Jan24_P_2950	25	1/19/2024	Long	—	0.0%
SPX_19Jan24_P_3025	59	1/19/2024	Long	—	0.0%
SPX_19Jan24_P_3050	47	1/19/2024	Long	—	0.0%
SPX_19Jan24_P_3075	6	1/19/2024	Long	—	0.0%
SPX_19Jan24_P_3100	46	1/19/2024	Long	—	0.0%
SPX_19Jan24_P_3150	12	1/19/2024	Long	—	0.0%
SPX_19Jan24_P_3225	68	1/19/2024	Long	—	0.0%
SPX_19Jan24_P_3250	77	1/19/2024	Long	—	0.0%
SPX_19Jan24_P_3275	16	1/19/2024	Long	—	0.0%
SPX_19Jan24_P_3375	66	1/19/2024	Long	—	0.0%
SPX_19Jan24_P_3400	42	1/19/2024	Long	—	0.0%
SPX_19Jan24_P_3450	46	1/19/2024	Long	—	0.0%
SPX_19Jan24_P_3475	78	1/19/2024	Long	—	0.0%
SPX_19Jan24_P_3500	46	1/19/2024	Long	—	0.0%
SPX_19Jan24_P_3525	49	1/19/2024	Long	—	0.0%
SPX_19Jan24_P_3570	49	1/19/2024	Long	—	0.0%
SPX_19Jan24_P_3580	68	1/19/2024	Long	—	0.0%
SPX_19Jan24_P_3620	57	1/19/2024	Long	—	0.0%
SPX_19Jan24_P_3625	30	1/19/2024	Long	—	0.0%
SPX_19Jan24_P_3660	91	1/19/2024	Long	—	0.0%
SPX_19Jan24_P_3710	138	1/19/2024	Long	—	0.0%
SPX_19Jan24_P_3770	180	1/19/2024	Long	—	0.0%
SPX_19Jan24_P_3800	153	1/19/2024	Long	—	0.0%
SPX_19Jan24_P_3865	66	1/19/2024	Long	—	0.0%
SPX_19Jan24_P_3945	15	1/19/2024	Long	—	0.0%
SPX_19Jan24_P_4030	46	1/19/2024	Long	—	0.0%
SPX_19Jan24_P_4095	23	1/19/2024	Long	—	0.0%
SPX_15Mar24_Fwd_4785	(22,399)	3/15/2024	Short	—	(2.5)%
SPX_15Mar24_P_3620	(68)	3/15/2024	Short	—	(0.0)%
SPX_15Mar24_P_3640	(58)	3/15/2024	Short	—	(0.0)%
SPX_15Mar24_P_3680	(49)	3/15/2024	Short	—	(0.0)%
SPX_15Mar24_P_3690	(84)	3/15/2024	Short	—	(0.0)%
SPX_15Mar24_P_3700	(13)	3/15/2024	Short	—	(0.0)%
SPX_15Mar24_P_3710	(25)	3/15/2024	Short	—	(0.0)%
SPX_15Mar24_P_3740	(98)	3/15/2024	Short	—	(0.0)%
SPX_15Mar24_P_3760	(39)	3/15/2024	Short	—	(0.0)%
SPX_15Mar24_P_3800	(117)	3/15/2024	Short	—	(0.0)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
SPX_15Mar24_P_3890	(146)	3/15/2024	Short	—	(0.0)%
SPX_15Mar24_P_3930	(170)	3/15/2024	Short	—	(0.0)%
SPX_15Mar24_P_3940	(235)	3/15/2024	Short	—	(0.0)%
SPX_15Mar24_P_3950	(190)	3/15/2024	Short	—	(0.0)%
SPX_15Mar24_P_3970	(212)	3/15/2024	Short	—	(0.0)%
SPX_15Mar24_P_3980	(226)	3/15/2024	Short	—	(0.0)%
SPX_15Mar24_P_4020	(579)	3/15/2024	Short	—	(0.1)%
SPX_15Mar24_P_4110	(378)	3/15/2024	Short	—	(0.0)%
SPX_15Mar24_P_4120	(406)	3/15/2024	Short	—	(0.0)%
SPX_15Mar24_P_4130	(459)	3/15/2024	Short	—	(0.1)%
SPX_15Mar24_P_4140	(476)	3/15/2024	Short	—	(0.1)%
SPX_15Mar24_P_4180	(1,194)	3/15/2024	Short	—	(0.1)%
SPX_15Mar24_P_4200	(2,250)	3/15/2024	Short	—	(0.3)%
SPX_15Mar24_P_4210	(2,463)	3/15/2024	Short	—	(0.3)%
SPX_15Mar24_P_4220	(961)	3/15/2024	Short	—	(0.1)%
SPX_15Mar24_P_4225	(2,101)	3/15/2024	Short	—	(0.2)%
SPX_15Mar24_P_4245	(1,512)	3/15/2024	Short	—	(0.2)%
SPX_15Mar24_P_4250	(1,193)	3/15/2024	Short	—	(0.1)%
SPX_15Mar24_P_4275	(2,020)	3/15/2024	Short	—	(0.2)%
SPX_15Mar24_P_4300	(2,384)	3/15/2024	Short	—	(0.3)%
SPX_15Mar24_P_4335	(2,679)	3/15/2024	Short	—	(0.3)%
SPX_15Mar24_P_4355	(1,184)	3/15/2024	Short	—	(0.1)%
SPX_15Mar24_P_4405	(3,053)	3/15/2024	Short	—	(0.3)%
SPX_15Mar24_P_4410	(2,512)	3/15/2024	Short	—	(0.3)%
SPX_15Mar24_P_4420	(1,252)	3/15/2024	Short	—	(0.1)%
SPX_15Mar24_P_4425	(1,697)	3/15/2024	Short	—	(0.2)%
SPX_15Mar24_P_4450	(1,420)	3/15/2024	Short	—	(0.2)%
SPX_15Mar24_P_4460	(2,391)	3/15/2024	Short	—	(0.3)%
SPX_15Mar24_P_4485	(5,546)	3/15/2024	Short	—	(0.6)%
SPX_16Feb24_Fwd_4785	(24,313)	2/16/2024	Short	—	(2.7)%
SPX_16Feb24_P_3660	(110)	2/16/2024	Short	—	(0.0)%
SPX_16Feb24_P_3680	(110)	2/16/2024	Short	—	(0.0)%
SPX_16Feb24_P_3730	(235)	2/16/2024	Short	—	(0.0)%
SPX_16Feb24_P_3740	(116)	2/16/2024	Short	—	(0.0)%
SPX_16Feb24_P_3780	(124)	2/16/2024	Short	—	(0.0)%
SPX_16Feb24_P_3790	(151)	2/16/2024	Short	—	(0.0)%
SPX_16Feb24_P_3800	(227)	2/16/2024	Short	—	(0.0)%
SPX_16Feb24_P_3810	(32)	2/16/2024	Short	—	(0.0)%
SPX_16Feb24_P_3825	(3)	2/16/2024	Short	—	(0.0)%
SPX_16Feb24_P_3830	(40)	2/16/2024	Short	—	(0.0)%
SPX_16Feb24_P_3840	(215)	2/16/2024	Short	—	(0.0)%
SPX_16Feb24_P_3850	(100)	2/16/2024	Short	—	(0.0)%
SPX_16Feb24_P_3860	(165)	2/16/2024	Short	—	(0.0)%
SPX_16Feb24_P_3870	(32)	2/16/2024	Short	—	(0.0)%
SPX_16Feb24_P_3875	(25)	2/16/2024	Short	—	(0.0)%
SPX_16Feb24_P_3890	(97)	2/16/2024	Short	—	(0.0)%
SPX_16Feb24_P_3900	(20)	2/16/2024	Short	—	(0.0)%
SPX_16Feb24_P_3920	(159)	2/16/2024	Short	—	(0.0)%
SPX_16Feb24_P_3925	(14)	2/16/2024	Short	—	(0.0)%
SPX_16Feb24_P_3930	(202)	2/16/2024	Short	—	(0.0)%
SPX_16Feb24_P_3935	(594)	2/16/2024	Short	—	(0.1)%
SPX_16Feb24_P_3940	(24)	2/16/2024	Short	—	(0.0)%
SPX_16Feb24_P_3950	(83)	2/16/2024	Short	—	(0.0)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
SPX_16Feb24_P_3970	(17)	2/16/2024	Short	—	(0.0)%
SPX_16Feb24_P_3980	(700)	2/16/2024	Short	—	(0.1)%
SPX_16Feb24_P_3985	(180)	2/16/2024	Short	—	(0.0)%
SPX_16Feb24_P_3990	(52)	2/16/2024	Short	—	(0.0)%
SPX_16Feb24_P_4000	(781)	2/16/2024	Short	—	(0.1)%
SPX_16Feb24_P_4010	(106)	2/16/2024	Short	—	(0.0)%
SPX_16Feb24_P_4020	(960)	2/16/2024	Short	—	(0.1)%
SPX_16Feb24_P_4025	(67)	2/16/2024	Short	—	(0.0)%
SPX_16Feb24_P_4030	(69)	2/16/2024	Short	—	(0.0)%
SPX_16Feb24_P_4035	(188)	2/16/2024	Short	—	(0.0)%
SPX_16Feb24_P_4040	(48)	2/16/2024	Short	—	(0.0)%
SPX_16Feb24_P_4050	(140)	2/16/2024	Short	—	(0.0)%
SPX_16Feb24_P_4060	(44)	2/16/2024	Short	—	(0.0)%
SPX_16Feb24_P_4070	(1,190)	2/16/2024	Short	—	(0.1)%
SPX_16Feb24_P_4080	(61)	2/16/2024	Short	—	(0.0)%
SPX_16Feb24_P_4165	(1,349)	2/16/2024	Short	—	(0.2)%
SPX_16Feb24_P_4175	(1,240)	2/16/2024	Short	—	(0.1)%
SPX_16Feb24_P_4185	(306)	2/16/2024	Short	—	(0.0)%
SPX_16Feb24_P_4195	(392)	2/16/2024	Short	—	(0.0)%
SPX_16Feb24_P_4235	(648)	2/16/2024	Short	—	(0.1)%
SPX_16Feb24_P_4240	(709)	2/16/2024	Short	—	(0.1)%
SPX_16Feb24_P_4255	(768)	2/16/2024	Short	—	(0.1)%
SPX_16Feb24_P_4260	(1,469)	2/16/2024	Short	—	(0.2)%
SPX_16Feb24_P_4265	(849)	2/16/2024	Short	—	(0.1)%
SPX_16Feb24_P_4270	(1,504)	2/16/2024	Short	—	(0.2)%
SPX_16Feb24_P_4280	(908)	2/16/2024	Short	—	(0.1)%
SPX_16Feb24_P_4285	(1,849)	2/16/2024	Short	—	(0.2)%
SPX_16Feb24_P_4305	(1,319)	2/16/2024	Short	—	(0.1)%
SPX_16Feb24_P_4310	(1,157)	2/16/2024	Short	—	(0.1)%
SPX_16Feb24_P_4335	(1,791)	2/16/2024	Short	—	(0.2)%
SPX_16Feb24_P_4365	(2,157)	2/16/2024	Short	—	(0.2)%
SPX_16Feb24_P_4395	(2,401)	2/16/2024	Short	—	(0.3)%
SPX_16Feb24_P_4430	(828)	2/16/2024	Short	—	(0.1)%
SPX_16Feb24_P_4465	(1,772)	2/16/2024	Short	—	(0.2)%
SPX_16Feb24_P_4470	(1,022)	2/16/2024	Short	—	(0.1)%
SPX_16Feb24_P_4475	(1,061)	2/16/2024	Short	—	(0.1)%
SPX_16Feb24_P_4485	(966)	2/16/2024	Short	—	(0.1)%
SPX_16Feb24_P_4490	(1,073)	2/16/2024	Short	—	(0.1)%
SPX_16Feb24_P_4500	(1,214)	2/16/2024	Short	—	(0.1)%
SPX_16Feb24_P_4520	(1,176)	2/16/2024	Short	—	(0.1)%
SPX_16Feb24_P_4535	(1,927)	2/16/2024	Short	—	(0.2)%
SPX_16Feb24_P_4555	(2,383)	2/16/2024	Short	—	(0.3)%
SPX_16Feb24_P_4560	(2,127)	2/16/2024	Short	—	(0.2)%
SPX_17May24_Fwd_4780	(1,641)	5/17/2024	Short	—	(0.2)%
SPX_17May24_P_4240	(262)	5/17/2024	Short	—	(0.0)%
SPX_17May24_P_4290	(418)	5/17/2024	Short	—	(0.0)%
SPX_17May24_P_4300	(424)	5/17/2024	Short	—	(0.0)%
SPX_17May24_P_4310	(136)	5/17/2024	Short	—	(0.0)%
SPX_17May24_P_4330	(733)	5/17/2024	Short	—	(0.1)%
SPX_17May24_P_4360	(1,289)	5/17/2024	Short	—	(0.1)%
SPX_19Apr24_Fwd_4785	(13,270)	4/19/2024	Short	—	(1.5)%
SPX_19Apr24_P_4090	(41)	4/19/2024	Short	—	(0.0)%
SPX_19Apr24_P_4125	(130)	4/19/2024	Short	—	(0.0)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
SPX_19Apr24_P_4130	(88)	4/19/2024	Short	—	(0.0)%
SPX_19Apr24_P_4140	(1,418)	4/19/2024	Short	—	(0.2)%
SPX_19Apr24_P_4150	(544)	4/19/2024	Short	—	(0.1)%
SPX_19Apr24_P_4160	(1,532)	4/19/2024	Short	—	(0.2)%
SPX_19Apr24_P_4180	(749)	4/19/2024	Short	—	(0.1)%
SPX_19Apr24_P_4190	(497)	4/19/2024	Short	—	(0.1)%
SPX_19Apr24_P_4210	(832)	4/19/2024	Short	—	(0.1)%
SPX_19Apr24_P_4240	(945)	4/19/2024	Short	—	(0.1)%
SPX_19Apr24_P_4270	(1,036)	4/19/2024	Short	—	(0.1)%
SPX_19Apr24_P_4290	(1,253)	4/19/2024	Short	—	(0.1)%
SPX_19Apr24_P_4340	(3,857)	4/19/2024	Short	—	(0.4)%
SPX_19Apr24_P_4350	(1,179)	4/19/2024	Short	—	(0.1)%
SPX_19Apr24_P_4360	(2,825)	4/19/2024	Short	—	(0.3)%
SPX_19Apr24_P_4380	(1,390)	4/19/2024	Short	—	(0.2)%
SPX_19Apr24_P_4390	(1,831)	4/19/2024	Short	—	(0.2)%
SPX_19Apr24_P_4410	(4,041)	4/19/2024	Short	—	(0.5)%
SPX_19Jan24_Fwd_4785	(1,604)	1/19/2024	Short	—	(0.2)%
SPX_19Jan24_P_3720	(53)	1/19/2024	Short	—	(0.0)%
SPX_19Jan24_P_3730	(53)	1/19/2024	Short	—	(0.0)%
SPX_19Jan24_P_3780	(57)	1/19/2024	Short	—	(0.0)%
SPX_19Jan24_P_3790	(116)	1/19/2024	Short	—	(0.0)%
SPX_19Jan24_P_3810	(57)	1/19/2024	Short	—	(0.0)%
SPX_19Jan24_P_3830	(35)	1/19/2024	Short	—	(0.0)%
SPX_19Jan24_P_3840	(160)	1/19/2024	Short	—	(0.0)%
SPX_19Jan24_P_3850	(73)	1/19/2024	Short	—	(0.0)%
SPX_19Jan24_P_3860	(61)	1/19/2024	Short	—	(0.0)%
SPX_19Jan24_P_3880	(74)	1/19/2024	Short	—	(0.0)%
SPX_19Jan24_P_3890	(37)	1/19/2024	Short	—	(0.0)%
SPX_19Jan24_P_3900	(215)	1/19/2024	Short	—	(0.0)%
SPX_19Jan24_P_3910	(82)	1/19/2024	Short	—	(0.0)%
SPX_19Jan24_P_3920	(35)	1/19/2024	Short	—	(0.0)%
SPX_19Jan24_P_3930	(36)	1/19/2024	Short	—	(0.0)%
SPX_19Jan24_P_3940	(142)	1/19/2024	Short	—	(0.0)%
SPX_19Jan24_P_3970	(220)	1/19/2024	Short	—	(0.0)%
SPX_19Jan24_P_3980	(51)	1/19/2024	Short	—	(0.0)%
SPX_19Jan24_P_3990	(667)	1/19/2024	Short	—	(0.1)%
SPX_19Jan24_P_4000	(200)	1/19/2024	Short	—	(0.0)%
SPX_19Jan24_P_4010	(37)	1/19/2024	Short	—	(0.0)%
SPX_19Jan24_P_4040	(500)	1/19/2024	Short	—	(0.1)%
SPX_19Jan24_P_4045	(90)	1/19/2024	Short	—	(0.0)%
SPX_19Jan24_P_4060	(569)	1/19/2024	Short	—	(0.1)%
SPX_19Jan24_P_4075	(493)	1/19/2024	Short	—	(0.1)%
SPX_19Jan24_P_4130	(640)	1/19/2024	Short	—	(0.1)%
SPX_19Jan24_P_4225	(643)	1/19/2024	Short	—	(0.1)%
SPX_19Jan24_P_4240	(571)	1/19/2024	Short	—	(0.1)%
SPX_19Jan24_P_4250	(138)	1/19/2024	Short	—	(0.0)%
SPX_19Jan24_P_4265	(167)	1/19/2024	Short	—	(0.0)%
SPX_19Jan24_P_4300	(254)	1/19/2024	Short	—	(0.0)%
SPX_19Jan24_P_4310	(291)	1/19/2024	Short	—	(0.0)%
SPX_19Jan24_P_4320	(291)	1/19/2024	Short	—	(0.0)%
SPX_19Jan24_P_4330	(493)	1/19/2024	Short	—	(0.1)%
SPX_19Jan24_P_4335	(322)	1/19/2024	Short	—	(0.0)%
SPX_19Jan24_P_4340	(288)	1/19/2024	Short	—	(0.0)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
SPX_19Jan24_P_4345	(138)	1/19/2024	Short	—	(0.0)%
SPX_19Jan24_P_4350	(299)	1/19/2024	Short	—	(0.0)%
SPX_19Jan24_P_4360	(272)	1/19/2024	Short	—	(0.0)%
SPX_19Jan24_P_4365	(280)	1/19/2024	Short	—	(0.0)%
SPX_19Jan24_P_4385	(816)	1/19/2024	Short	—	(0.1)%
SPX_19Jan24_P_4415	(632)	1/19/2024	Short	—	(0.1)%
SPX_19Jan24_P_4440	(762)	1/19/2024	Short	—	(0.1)%
SPX_19Jan24_P_4475	(875)	1/19/2024	Short	—	(0.1)%
SPX_19Jan24_P_4545	(407)	1/19/2024	Short	—	(0.0)%
SPX_19Jan24_P_4595	(119)	1/19/2024	Short	—	(0.0)%
SPX_19Jan24_P_4635	(450)	1/19/2024	Short	—	(0.1)%
SPX_19Jan24_P_4655	(686)	1/19/2024	Short	—	(0.1)%
SPX_19Jan24_P_4660	(538)	1/19/2024	Short	—	(0.1)%
Total	891,598			—	100.0%

*	The following table shows the individual positions and related values of the securities within the GSIVVTRS basket.

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
VIX_14Feb24_C_42.5	$569	2/14/2024	Long	—	(0.0)%
VIX_14Feb24_C_47.5	636	2/14/2024	Long	—	(0.0)%
VIX_14Feb24_C_50	345	2/14/2024	Long	—	(0.0)%
VIX_14Feb24_C_55	521	2/14/2024	Long	—	(0.0)%
VIX_14Feb24_C_60	277	2/14/2024	Long	—	(0.0)%
VIX_14Feb24_C_65	25	2/14/2024	Long	—	(0.0)%
VIX_17Jan24_C_29	732	1/17/2024	Long	—	(0.0)%
VIX_17Jan24_C_31	667	1/17/2024	Long	—	(0.0)%
VIX_17Jan24_C_32	318	1/17/2024	Long	—	(0.0)%
VIX_17Jan24_C_33	264	1/17/2024	Long	—	(0.0)%
VIX_17Jan24_C_34	1,426	1/17/2024	Long	—	(0.1)%
VIX_17Jan24_C_35	1,113	1/17/2024	Long	—	(0.1)%
VIX_17Jan24_C_36	1,119	1/17/2024	Long	—	(0.1)%
VIX_17Jan24_C_37	1,229	1/17/2024	Long	—	(0.1)%
VIX_17Jan24_C_38	455	1/17/2024	Long	—	(0.0)%
VIX_17Jan24_C_39	643	1/17/2024	Long	—	(0.0)%
VIX_17Jan24_C_40	1,041	1/17/2024	Long	—	(0.1)%
VIX_17Jan24_C_42.5	1,022	1/17/2024	Long	—	(0.1)%
VIX_17Jan24_C_45	915	1/17/2024	Long	—	(0.0)%
VIX_17Jan24_C_47.5	472	1/17/2024	Long	—	(0.0)%
VIX_17Jan24_C_50	472	1/17/2024	Long	—	(0.0)%
VIX_17Jan24_C_55	299	1/17/2024	Long	—	(0.0)%
VIX_17Jan24_C_60	84	1/17/2024	Long	—	(0.0)%
VIX_17Jan24_C_65	16	1/17/2024	Long	—	(0.0)%
VIX_17Jan24_C_70	3	1/17/2024	Long	—	(0.0)%
EqSp -VX-F24	(1,423,793)	1/17/2024	Short	—	72.9%
EqSp -VX-G24	(150,964)	2/14/2024	Short	—	7.7%
VIX_14Feb24_C_17	(5,034)	2/14/2024	Short	—	0.3%
VIX_14Feb24_C_18	(5,850)	2/14/2024	Short	—	0.3%
VIX_14Feb24_C_19	(5,419)	2/14/2024	Short	—	0.3%
VIX_14Feb24_C_20	(1,370)	2/14/2024	Short	—	0.1%
VIX_14Feb24_C_21	(204)	2/14/2024	Short	—	0.0%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
VIX_14Feb24_P_14.5	(3,339)	2/14/2024	Short	—	0.2%
VIX_14Feb24_P_15	(5,841)	2/14/2024	Short	—	0.3%
VIX_14Feb24_P_15.5	(9,622)	2/14/2024	Short	—	0.5%
VIX_14Feb24_P_16	(6,358)	2/14/2024	Short	—	0.3%
VIX_14Feb24_P_17	(4,742)	2/14/2024	Short	—	0.2%
VIX_17Jan24_C_14.5	(4,961)	1/17/2024	Short	—	0.3%
VIX_17Jan24_C_15	(8,026)	1/17/2024	Short	—	0.4%
VIX_17Jan24_C_15.5	(15,672)	1/17/2024	Short	—	0.8%
VIX_17Jan24_C_16	(24,457)	1/17/2024	Short	—	1.3%
VIX_17Jan24_C_17	(21,873)	1/17/2024	Short	—	1.1%
VIX_17Jan24_C_18	(10,756)	1/17/2024	Short	—	0.6%
VIX_17Jan24_C_19	(4,047)	1/17/2024	Short	—	0.2%
VIX_17Jan24_C_20	(673)	1/17/2024	Short	—	0.0%
VIX_17Jan24_C_21	(93)	1/17/2024	Short	—	0.0%
VIX_17Jan24_P_13.5	(14,360)	1/17/2024	Short	—	0.7%
VIX_17Jan24_P_14	(44,604)	1/17/2024	Short	—	2.3%
VIX_17Jan24_P_14.5	(52,351)	1/17/2024	Short	—	2.7%
VIX_17Jan24_P_15	(61,818)	1/17/2024	Short	—	3.2%
VIX_17Jan24_P_15.5	(51,587)	1/17/2024	Short	—	2.6%
VIX_17Jan24_P_16	(26,657)	1/17/2024	Short	—	1.4%
VIX_17Jan24_P_17	(2,655)	1/17/2024	Short	—	0.1%
Total	(1,952,465)			—	100.0%

*	The following table shows the individual positions and related values of the securities within the GSVIKTRS basket.

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
HYG.P_ 2Jan24_Fwd_77.5	$(13,562)	01/02/2024	Short	—	2.0%
HYG.P_ 2Jan24_Fwd_78	(2,900)	01/02/2024	Short	—	0.4%
HYG.P_15Mar24_C_78	(2,600)	3/15/2024	Short	—	0.4%
HYG.P_15Mar24_C_79	(1,500)	3/15/2024	Short	—	0.2%
HYG.P_15Mar24_P_75	(135)	3/15/2024	Short	—	0.0%
HYG.P_15Mar24_P_76	(2,896)	3/15/2024	Short	—	0.4%
HYG.P_15Mar24_P_77	(5,511)	3/15/2024	Short	—	0.8%
HYG.P_15Mar24_P_78	(4,087)	3/15/2024	Short	—	0.6%
HYG.P_16Feb24_C_75	(11,261)	2/16/2024	Short	—	1.6%
HYG.P_16Feb24_C_76	(44,246)	2/16/2024	Short	—	6.4%
HYG.P_16Feb24_C_77	(16,745)	2/16/2024	Short	—	2.4%
HYG.P_16Feb24_C_78	(20,391)	2/16/2024	Short	—	3.0%
HYG.P_16Feb24_C_79	(4,041)	2/16/2024	Short	—	0.6%
HYG.P_16Feb24_P_73	(341)	2/16/2024	Short	—	0.0%
HYG.P_16Feb24_P_74	(3,199)	2/16/2024	Short	—	0.5%
HYG.P_16Feb24_P_75	(5,890)	2/16/2024	Short	—	0.9%
HYG.P_16Feb24_P_76	(12,743)	2/16/2024	Short	—	1.9%
HYG.P_16Feb24_P_77	(30,090)	2/16/2024	Short	—	4.4%
HYG.P_16Feb24_P_78	(18,029)	2/16/2024	Short	—	2.6%
HYG.P_19Jan24_C_72	(15,012)	1/19/2024	Short	—	2.2%
HYG.P_19Jan24_C_73	(37,577)	1/19/2024	Short	—	5.5%
HYG.P_19Jan24_C_74	(57,237)	1/19/2024	Short	—	8.3%
HYG.P_19Jan24_C_75	(160,486)	1/19/2024	Short	—	23.3%
HYG.P_19Jan24_C_76	(110,922)	1/19/2024	Short	—	16.1%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
HYG.P_19Jan24_C_77	(35,072)	1/19/2024	Short	—	5.1%
HYG.P_19Jan24_C_77.5	(2,088)	1/19/2024	Short	—	0.3%
HYG.P_19Jan24_C_78	(13,234)	1/19/2024	Short	—	1.9%
HYG.P_19Jan24_C_78.5	(2,127)	1/19/2024	Short	—	0.3%
HYG.P_19Jan24_C_79	(139)	1/19/2024	Short	—	0.0%
HYG.P_19Jan24_P_69	(1)	1/19/2024	Short	—	0.0%
HYG.P_19Jan24_P_70	(52)	1/19/2024	Short	—	0.0%
HYG.P_19Jan24_P_71	(85)	1/19/2024	Short	—	0.0%
HYG.P_19Jan24_P_72	(325)	1/19/2024	Short	—	0.0%
HYG.P_19Jan24_P_73	(776)	1/19/2024	Short	—	0.1%
HYG.P_19Jan24_P_74	(2,394)	1/19/2024	Short	—	0.3%
HYG.P_19Jan24_P_75	(5,301)	1/19/2024	Short	—	0.8%
HYG.P_19Jan24_P_76	(5,371)	1/19/2024	Short	—	0.8%
HYG.P_19Jan24_P_76.5	(1,177)	1/19/2024	Short	—	0.2%
HYG.P_19Jan24_P_77	(15,039)	1/19/2024	Short	—	2.2%
HYG.P_19Jan24_P_77.5	(11,129)	1/19/2024	Short	—	1.6%
HYG.P_19Jan24_P_78	(12,016)	1/19/2024	Short	—	1.7%
Total	(687,726)			—	100.0%

*	The following table shows the individual positions and related values of the securities within the GSVLFTRS basket.

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
SWO Call USD 3Jan24 487 4Oct23 2y	$4,836,254	1/3/2024	Long	—	3.8%
SWO Call USD 4Feb26 411 8Nov23 10y	7,000,083	2/4/2026	Long	—	5.5%
SWO Call USD 4Mar26 354 6Dec23 5y	11,511,831	3/4/2026	Long	—	9.0%
SWO Call USD 6Mar24 413 6Dec23 2y	11,511,831	3/6/2024	Long	—	9.0%
SWO Call USD 7Feb24 458 8Nov23 2y	7,000,083	2/7/2024	Long	—	5.5%
SWO Call USD 7Jan26 426 11Oct23 10y	7,705,238	1/7/2026	Long	—	6.0%
SWO Call USD 10Jan24 467 11Oct23 2y	7,705,238	1/10/2024	Long	—	6.0%
SWO Call USD 11Feb26 401 15Nov23 20y	4,308,743	2/11/2026	Long	—	3.4%
SWO Call USD 11Mar26 369 13Dec23 10y	6,730,845	3/11/2026	Long	—	5.2%
SWO Call USD 13Mar24 428 13Dec23 2y	6,730,845	3/13/2024	Long	—	5.2%
SWO Call USD 14Feb24 447 15Nov23 2y	4,308,743	2/14/2024	Long	—	3.4%
SWO Call USD 14Jan26 431 18Oct23 20y	4,861,546	1/14/2026	Long	—	3.8%
SWO Call USD 17Jan24 491 18Oct23 2y	4,861,546	1/17/2024	Long	—	3.8%
SWO Call USD 18Feb26 380 22Nov23 5y	11,728,710	2/18/2026	Long	—	9.1%
SWO Call USD 18Mar26 336 20Dec23 10y	6,622,648	3/18/2026	Long	—	5.2%
SWO Call USD 20Mar24 395 20Dec23 2y	6,622,648	3/20/2024	Long	—	5.2%
SWO Call USD 21Feb24 447 22Nov23 2y	11,728,710	2/21/2024	Long	—	9.1%
SWO Call USD 21Jan26 439 25Oct23 20y	4,935,685	1/21/2026	Long	—	3.8%
SWO Call USD 24Jan24 482 25Oct23 2y	4,935,685	1/24/2024	Long	—	3.8%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
SWO Call USD 25Feb26 390 29Nov23 20y	4,242,133	2/25/2026	Long	—	3.3%
SWO Call USD 25Mar26 339 27Dec23 10y	6,769,132	3/25/2026	Long	—	5.3%
SWO Call USD 27Mar24 383 27Dec23 2y	6,769,132	3/27/2024	Long	—	5.3%
SWO Call USD 28Feb24 440 29Nov23 2y	4,242,133	2/28/2024	Long	—	3.3%
SWO Call USD 28Jan26 436 1Nov23 20y	4,808,422	1/28/2026	Long	—	3.7%
SWO Call USD 31Dec25 425 4Oct23 20y	4,836,254	12/31/2025	Long	—	3.8%
SWO Call USD 31Jan24 479 1Nov23 2y	4,808,422	1/31/2024	Long	—	3.7%
SWO Put USD 3Jan24 487 4Oct23 2y	4,836,254	1/3/2024	Long	—	3.8%
SWO Put USD 4Feb26 411 8Nov23 10y	7,000,083	2/4/2026	Long	—	5.5%
SWO Put USD 4Mar26 354 6Dec23 5y	11,511,831	3/4/2026	Long	—	9.0%
SWO Put USD 6Mar24 413 6Dec23 2y	11,511,831	3/6/2024	Long	—	9.0%
SWO Put USD 7Feb24 458 8Nov23 2y	7,000,083	2/7/2024	Long	—	5.5%
SWO Put USD 7Jan26 426 11Oct23 10y	7,705,238	1/7/2026	Long	—	6.0%
SWO Put USD 10Jan24 467 11Oct23 2y	7,705,238	1/10/2024	Long	—	6.0%
SWO Put USD 11Feb26 401 15Nov23 20y	4,308,743	2/11/2026	Long	—	3.4%
SWO Put USD 11Mar26 369 13Dec23 10y	6,730,845	3/11/2026	Long	—	5.2%
SWO Put USD 13Mar24 428 13Dec23 2y	6,730,845	3/13/2024	Long	—	5.2%
SWO Put USD 14Feb24 447 15Nov23 2y	4,308,743	2/14/2024	Long	—	3.4%
SWO Put USD 14Jan26 431 18Oct23 20y	4,861,546	1/14/2026	Long	—	3.8%
SWO Put USD 17Jan24 491 18Oct23 2y	4,861,546	1/17/2024	Long	—	3.8%
SWO Put USD 18Feb26 380 22Nov23 5y	11,728,710	2/18/2026	Long	—	9.1%
SWO Put USD 18Mar26 336 20Dec23 10y	6,622,648	3/18/2026	Long	—	5.2%
SWO Put USD 20Mar24 395 20Dec23 2y	6,622,648	3/20/2024	Long	—	5.2%
SWO Put USD 21Feb24 447 22Nov23 2y	11,728,710	2/21/2024	Long	—	9.1%
SWO Put USD 21Jan26 439 25Oct23 20y	4,935,685	1/21/2026	Long	—	3.8%
SWO Put USD 24Jan24 482 25Oct23 2y	4,935,685	1/24/2024	Long	—	3.8%
SWO Put USD 25Feb26 390 29Nov23 20y	4,242,133	2/25/2026	Long	—	3.3%
SWO Put USD 25Mar26 339 27Dec23 10y	6,769,132	3/25/2026	Long	—	5.3%
SWO Put USD 27Mar24 383 27Dec23 2y	6,769,132	3/27/2024	Long	—	5.3%
SWO Put USD 28Feb24 440 29Nov23 2y	4,242,133	2/28/2024	Long	—	3.3%
SWO Put USD 28Jan26 436 1Nov23 20y	4,808,422	1/28/2026	Long	—	3.7%
SWO Put USD 31Dec25 425 4Oct23 20y	4,836,254	12/31/2025	Long	—	3.8%
SWO Put USD 31Jan24 479 1Nov23 2y	4,808,422	1/31/2024	Long	—	3.7%
SWP USD10y 201223180326 0.0336	269,817	6/3/2027	Long	—	0.2%
SWP USD10y 271223250326 0.0339	116,833	1/3/2028	Long	—	0.1%
SWO Call USD 3Jan24 416 4Oct23 30y	(967,251)	1/3/2024	Short	—	(0.8)%
SWO Call USD 3Jan24 438 4Oct23 20y	(3,869,003)	1/3/2024	Short	—	(3.0)%
SWO Call USD 6Mar24 372 6Dec23 7y	(11,511,831)	3/6/2024	Short	—	(9.0)%
SWO Call USD 7Feb24 418 8Nov23 10y	(4,200,050)	2/7/2024	Short	—	(3.3)%
SWO Call USD 7Feb24 423 8Nov23 15y	(2,800,033)	2/7/2024	Short	—	(2.2)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
SWO Call USD 10Jan24 432 11Oct23 10y	(4,623,143)	1/10/2024	Short	—	(3.6)%
SWO Call USD 10Jan24 437 11Oct23 15y	(3,082,095)	1/10/2024	Short	—	(2.4)%
SWO Call USD 13Mar24 379 13Dec23 10y	(4,038,507)	3/13/2024	Short	—	(3.1)%
SWO Call USD 13Mar24 383 13Dec23 15y	(2,692,338)	3/13/2024	Short	—	(2.1)%
SWO Call USD 14Feb24 392 15Nov23 30y	(861,749)	2/14/2024	Short	—	(0.7)%
SWO Call USD 14Feb24 411 15Nov23 20y	(3,446,994)	2/14/2024	Short	—	(2.7)%
SWO Call USD 17Jan24 421 18Oct23 30y	(972,309)	1/17/2024	Short	—	(0.8)%
SWO Call USD 17Jan24 443 18Oct23 20y	(3,889,237)	1/17/2024	Short	—	(3.0)%
SWO Call USD 20Mar24 346 20Dec23 10y	(3,973,589)	3/20/2024	Short	—	(3.1)%
SWO Call USD 20Mar24 349 20Dec23 15y	(2,649,059)	3/20/2024	Short	—	(2.1)%
SWO Call USD 21Feb24 401 22Nov23 7y	(11,728,710)	2/21/2024	Short	—	(9.1)%
SWO Call USD 24Jan24 427 25Oct23 30y	(987,137)	1/24/2024	Short	—	(0.8)%
SWO Call USD 24Jan24 449 25Oct23 20y	(3,948,548)	1/24/2024	Short	—	(3.1)%
SWO Call USD 27Mar24 345 27Dec23 10y	(4,061,479)	3/27/2024	Short	—	(3.2)%
SWO Call USD 27Mar24 350 27Dec23 15y	(2,707,653)	3/27/2024	Short	—	(2.1)%
SWO Call USD 28Feb24 382 29Nov23 30y	(848,427)	2/28/2024	Short	—	(0.7)%
SWO Call USD 28Feb24 400 29Nov23 20y	(3,393,706)	2/28/2024	Short	—	(2.6)%
SWO Call USD 31Jan24 425 1Nov23 30y	(961,684)	1/31/2024	Short	—	(0.7)%
SWO Call USD 31Jan24 446 1Nov23 20y	(3,846,738)	1/31/2024	Short	—	(3.0)%
SWO Put USD 3Jan24 416 4Oct23 30y	(967,251)	1/3/2024	Short	—	(0.8)%
SWO Put USD 3Jan24 438 4Oct23 20y	(3,869,003)	1/3/2024	Short	—	(3.0)%
SWO Put USD 6Mar24 372 6Dec23 7y	(11,511,831)	3/6/2024	Short	—	(9.0)%
SWO Put USD 7Feb24 418 8Nov23 10y	(4,200,050)	2/7/2024	Short	—	(3.3)%
SWO Put USD 7Feb24 423 8Nov23 15y	(2,800,033)	2/7/2024	Short	—	(2.2)%
SWO Put USD 10Jan24 432 11Oct23 10y	(4,623,143)	1/10/2024	Short	—	(3.6)%
SWO Put USD 10Jan24 437 11Oct23 15y	(3,082,095)	1/10/2024	Short	—	(2.4)%
SWO Put USD 13Mar24 379 13Dec23 10y	(4,038,507)	3/13/2024	Short	—	(3.1)%
SWO Put USD 13Mar24 383 13Dec23 15y	(2,692,338)	3/13/2024	Short	—	(2.1)%
SWO Put USD 14Feb24 392 15Nov23 30y	(861,749)	2/14/2024	Short	—	(0.7)%
SWO Put USD 14Feb24 411 15Nov23 20y	(3,446,994)	2/14/2024	Short	—	(2.7)%
SWO Put USD 17Jan24 421 18Oct23 30y	(972,309)	1/17/2024	Short	—	(0.8)%
SWO Put USD 17Jan24 443 18Oct23 20y	(3,889,237)	1/17/2024	Short	—	(3.0)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
SWO Put USD 20Mar24 346 20Dec23 10y	(3,973,589)	3/20/2024	Short	—	(3.1)%
SWO Put USD 20Mar24 349 20Dec23 15y	(2,649,059)	3/20/2024	Short	—	(2.1)%
SWO Put USD 21Feb24 401 22Nov23 7y	(11,728,710)	2/21/2024	Short	—	(9.1)%
SWO Put USD 24Jan24 427 25Oct23 30y	(987,137)	1/24/2024	Short	—	(0.8)%
SWO Put USD 24Jan24 449 25Oct23 20y	(3,948,548)	1/24/2024	Short	—	(3.1)%
SWO Put USD 27Mar24 345 27Dec23 10y	(4,061,479)	3/27/2024	Short	—	(3.2)%
SWO Put USD 27Mar24 350 27Dec23 15y	(2,707,653)	3/27/2024	Short	—	(2.1)%
SWO Put USD 28Feb24 382 29Nov23 30y	(848,427)	2/28/2024	Short	—	(0.7)%
SWO Put USD 28Feb24 400 29Nov23 20y	(3,393,706)	2/28/2024	Short	—	(2.6)%
SWO Put USD 31Jan24 425 1Nov23 30y	(961,684)	1/31/2024	Short	—	(0.7)%
SWO Put USD 31Jan24 446 1Nov23 20y	(3,846,738)	1/31/2024	Short	—	(3.0)%
SWP USD10y 081123040226 0.0411	(4,426,219)	4/2/2026	Short	—	(3.5)%
SWP USD10y 111023070126 0.0426	(4,105,449)	7/1/2026	Short	—	(3.2)%
SWP USD10y 131223110326 0.0369	(4,262,037)	11/3/2026	Short	—	(3.3)%
SWP USD20y 011123280126 0.0436	(2,203,023)	4/1/2028	Short	—	(1.7)%
SWP USD20y 041023311225 0.0425	(2,348,308)	7/12/2027	Short	—	(1.8)%
SWP USD20y 151123110226 0.0401	(2,698,413)	11/2/2026	Short	—	(2.1)%
SWP USD20y 181023140126 0.0431	(2,270,548)	2/1/2027	Short	—	(1.8)%
SWP USD20y 251023210126 0.0439	(2,187,143)	9/1/2027	Short	—	(1.7)%
SWP USD20y 291123250226 0.039	(2,811,846)	1/2/2028	Short	—	(2.2)%
SWP USD5y 061223040326 0.0354	(7,584,457)	4/3/2026	Short	—	(5.9)%
SWP USD5y 221123180226 0.038	(9,355,174)	6/2/2027	Short	—	(7.3)%
Total	128,256,572			—	100.0%

*	The following table shows the individual positions and related values of the securities within the MQIS2TRS basket.

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
AUD Currency	$22,062	—	Long	—	0.1%
AUST 10Y BOND FUT Mar24	716,730	3/15/2024	Long	—	3.6%
BRLUSD Currency Forward	296,500	01/18/2024	Long	—	1.5%
CAD Currency	30,112	—	Long	—	0.2%
CAN 10YR BOND FUT Mar24	771,696	3/19/2024	Long	—	3.9%
CNHUSD Currency Forward	1,186,367	01/17/2024	Long	—	6.0%
COCOA FUTURE Mar24	78,924	3/13/2024	Long	—	0.4%
COCOA FUTURE - IC Mar24	210,540	3/13/2024	Long	—	1.1%
COFF ROBUSTA 10tn Mar24	131,703	3/22/2024	Long	—	0.7%
COFFEE ‘C’ FUTURE Mar24	36,423	3/18/2024	Long	—	0.2%
EUR Currency	74,578	—	Long	—	0.4%
EURO-BOBL FUTURE Mar24	861,016	3/7/2024	Long	—	4.3%
EURO-BUND FUTURE Mar24	1,234,628	3/7/2024	Long	—	6.2%
EURO-SCHATZ FUT Mar24	2,510,463	3/7/2024	Long	—	12.7%
GBP Currency	52,946	—	Long	—	0.3%
GOLD 100 OZ FUTR Feb24	360,176	2/27/2024	Long	—	1.8%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
IDRUSD Currency Forward	381,184	01/18/2024	Long	—	1.9%
INRUSD Currency Forward	411,227	01/18/2024	Long	—	2.1%
JPN 10Y BOND(OSE) Mar24	3,082,672	3/13/2024	Long	—	15.6%
JPY Currency	22,775	—	Long	—	0.1%
KRWUSD Currency Forward	431,279	01/18/2024	Long	—	2.2%
LME COPPER FUTURE Mar24	102,796	3/18/2024	Long	—	0.5%
LME PRI ALUM FUTR Mar24	88,006	3/18/2024	Long	—	0.4%
LME TIN FUTURE Feb24	31,248	2/19/2024	Long	—	0.2%
LME TIN FUTURE Mar24	11,390	3/18/2024	Long	—	0.1%
LONG GILT FUTURE Mar24	695,820	3/26/2024	Long	—	3.5%
MXNUSD Currency Forward	417,218	01/17/2024	Long	—	2.1%
PALLADIUM FUTURE Mar24	33,949	3/26/2024	Long	—	0.2%
PLATINUM FUTURE Apr24	259,297	4/26/2024	Long	—	1.3%
ROUGH RICE (CBOT) Mar24	50,642	3/14/2024	Long	—	0.3%
SGDUSD Currency Forward	1,313,238	01/17/2024	Long	—	6.6%
SGX Iron Ore 62% Feb24	139,533	2/29/2024	Long	—	0.7%
SILVER FUTURE Mar24	65,910	3/26/2024	Long	—	0.3%
TWDUSD Currency Forward	1,306,284	01/18/2024	Long	—	6.6%
US 10YR NOTE (CBT)Mar24	1,321,732	3/19/2024	Long	—	6.7%
US 2YR NOTE (CBT) Mar24	1,637,627	3/28/2024	Long	—	8.3%
US 5YR NOTE (CBT) Mar24	686,065	3/28/2024	Long	—	3.5%
WHEAT FUTURE(CBT) Mar24	28,493	3/14/2024	Long	—	0.1%
ZARUSD Currency Forward	100,341	01/17/2024	Long	—	0.5%
BRENT CRUDE FUTR Mar24	(41,199)	1/31/2024	Short	—	(0.2)%
CORN FUTURE Mar24	(20,367)	3/14/2024	Short	—	(0.1)%
COTTON NO.2 FUTR Mar24	(30,636)	3/6/2024	Short	—	(0.2)%
ECX EMISSION Dec24	(22,469)	12/16/2024	Short	—	(0.1)%
FCOJ-A FUTURE Mar24	(17,333)	3/8/2024	Short	—	(0.1)%
GASOLINE RBOB FUT Mar24	(10,752)	2/29/2024	Short	—	(0.1)%
LEAN HOGS FUTURE Feb24	(35,029)	2/14/2024	Short	—	(0.2)%
LIVE CATTLE FUTR Feb24	(142,590)	2/29/2024	Short	—	(0.7)%
LME LEAD FUTURE Feb24	(74,905)	2/19/2024	Short	—	(0.4)%
LME LEAD FUTURE Mar24	(183,429)	3/18/2024	Short	—	(0.9)%
LME NICKEL FUTURE Mar24	(66,315)	3/18/2024	Short	—	(0.3)%
MILK FUTURE Feb24	(36,158)	2/27/2024	Short	—	(0.2)%
MILK FUTURE Jan24	(69,959)	1/30/2024	Short	—	(0.4)%
MILL WHEAT EURO Mar24	(128,149)	3/11/2024	Short	—	(0.6)%
NATURAL GAS FUTR Mar24	(88,477)	2/27/2024	Short	—	(0.4)%
NY Harb ULSD Fut Mar24	(27,677)	2/29/2024	Short	—	(0.1)%
OAT FUTURE Mar24	(24,909)	3/14/2024	Short	—	(0.1)%
RAPESEED EURO Feb24	(5,097)	1/31/2024	Short	—	(0.0)%
RAPESEED EURO May24	(1,855)	4/30/2024	Short	—	(0.0)%
RED WHEAT FUT MGE Mar24	(30,395)	3/14/2024	Short	—	(0.2)%
SOYBEAN FUTURE Mar24	(19,237)	3/14/2024	Short	—	(0.1)%
SOYBEAN MEAL FUTR Mar24	(11,538)	3/14/2024	Short	—	(0.1)%
TTF NAT GAS F Feb24	(19,773)	1/30/2024	Short	—	(0.1)%
TTF NAT GAS F Mar24	(7,191)	2/28/2024	Short	—	(0.0)%
UK Natural Gas FutFeb24	(21,206)	1/30/2024	Short	—	(0.1)%
UK Natural Gas FutMar24	(7,583)	2/28/2024	Short	—	(0.0)%
WHITE SUGAR (ICE) Mar24	(130,643)	2/14/2024	Short	—	(0.7)%
WHITE SUGAR (ICE) May24	(46,537)	4/15/2024	Short	—	(0.2)%
WTI CRUDE FUTURE Mar24	(55,139)	2/20/2024	Short	—	(0.3)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
Total	19,817,044			—	100.0%

*	The following table shows the individual positions and related values of the securities within the MQIS6TRS basket.

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
BRLUSD Currency Forward	$769,517	01/18/2024	Long	—	(1572.5)%
CLPUSD Currency Forward	1,110,887	01/18/2024	Long	—	(2270.1)%
CZKUSD Currency Forward	1,153,057	01/17/2024	Long	—	(2356.3)%
HUFUSD Currency Forward	2,385,523	01/17/2024	Long	—	(4874.8)%
IDRUSD Currency Forward	1,303,625	01/18/2024	Long	—	(2663.9)%
INRUSD Currency Forward	2,317,193	01/18/2024	Long	—	(4735.1)%
MXNUSD Currency Forward	795,036	01/17/2024	Long	—	(1624.6)%
NZDUSD Currency Forward	773,324	01/17/2024	Long	—	(1580.3)%
ZARUSD Currency Forward	1,257,174	01/17/2024	Long	—	(2569.0)%
AUDUSD Currency Forward	(1,927,972)	01/17/2024	Short	—	3939.8%
CADUSD Currency Forward	(1,038,620)	01/16/2024	Short	—	2122.4%
CHFUSD Currency Forward	(2,875,411)	01/17/2024	Short	—	5875.9%
EURUSD Currency Forward	(715,668)	01/17/2024	Short	—	1462.5%
JPYUSD Currency Forward	(3,143,299)	01/17/2024	Short	—	6423.3%
KRWUSD Currency Forward	(2,003,208)	01/18/2024	Short	—	4093.5%
NOKUSD Currency Forward	(30,426)	01/17/2024	Short	—	62.2%
SEKUSD Currency Forward	(179,666)	01/17/2024	Short	—	367.1%
Total	(48,936)			—	100.0%

*	The following table shows the individual positions and related values of the securities within the MQISBTRS basket.

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
AUST 10Y BOND FUT Mar24	$11,447	3/15/2024	Long	—	0.1%
BRENT CRUDE FUTR Jun25	126,509	4/30/2025	Long	—	1.5%
BRENT CRUDE FUTR May24	7,794	3/28/2024	Long	—	0.1%
BRLUSD Currency Forward	305,519	01/18/2024	Long	—	3.7%
CAN 10YR BOND FUT Mar24	41,173	3/19/2024	Long	—	0.5%
CATTLE FEEDER FUT May24	103,380	5/23/2024	Long	—	1.3%
CATTLE FEEDER FUT Oct24	146,235	10/31/2024	Long	—	1.8%
CLPUSD Currency Forward	246,915	01/18/2024	Long	—	3.0%
COCOA FUTURE Jul24	404,557	7/16/2024	Long	—	4.9%
COCOA FUTURE - IC Mar24	110,083	3/13/2024	Long	—	1.3%
COFF ROBUSTA 10tn Mar24	68,862	3/22/2024	Long	—	0.8%
COFFEE ‘C’ FUTURE Mar24	228,105	3/18/2024	Long	—	2.8%
COFFEE ‘C’ FUTURE May24	592,489	5/20/2024	Long	—	7.2%
COFFEE ‘C’ FUTURE Sep24	494,438	9/18/2024	Long	—	6.0%
COPPER FUTURE May24	316,449	5/29/2024	Long	—	3.8%
COPPER FUTURE Sep24	1,213,660	9/26/2024	Long	—	14.8%
COPPER LME OPT Jan24P 7725	0	1/3/2024	Long	—	0.0%
CORN FUTURE May24	142,522	5/14/2024	Long	—	1.7%
CORN FUTURE Sep24	1,044,565	9/13/2024	Long	—	12.7%
COTTON NO.2 FUTR Dec24	367,948	12/6/2024	Long	—	4.5%
COTTON NO.2 FUTR May24	255,577	5/8/2024	Long	—	3.1%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
CRUDE OIL OPT IPE Apr24C 101	153	2/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Apr24C 102	73	2/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Apr24C 103	69	2/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Apr24C 104	323	2/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Apr24C 105	121	2/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Apr24C 106	113	2/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Apr24C 107	53	2/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Apr24C 110	44	2/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Apr24C 111	40	2/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Apr24C 113	40	2/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Apr24C 115	36	2/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Apr24C 120	57	2/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Apr24C 125	24	2/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Apr24C 102.5	69	2/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Apr24P 35	1,365	2/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Apr24P 39	779	2/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Apr24P 40	130	2/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Apr24P 41	162	2/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Jun24C 102	181	4/25/2024	Long	—	0.0%
CRUDE OIL OPT IPE Jun24C 102.5	173	4/25/2024	Long	—	0.0%
CRUDE OIL OPT IPE Jun24P 37	776	4/25/2024	Long	—	0.0%
CRUDE OIL OPT IPE Mar24C 103	28	1/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Mar24C 104	28	1/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Mar24C 109	41	1/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Mar24C 111	61	1/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Mar24C 112	102	1/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Mar24C 113	20	1/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Mar24C 114	16	1/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Mar24C 120	24	1/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Mar24C 125	73	1/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Mar24C 130	12	1/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Mar24C 102.5	32	1/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Mar24C 115.5	16	1/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Mar24P 37	65	1/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Mar24P 40	196	1/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Mar24P 41	261	1/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Mar24P 42	33	1/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Mar24P 45	228	1/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Mar24P 46	33	1/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE May24C 95	436	3/25/2024	Long	—	0.0%
CRUDE OIL OPT IPE May24C 96	395	3/25/2024	Long	—	0.0%
CRUDE OIL OPT IPE May24C 97	181	3/25/2024	Long	—	0.0%
CRUDE OIL OPT IPE May24C 98	331	3/25/2024	Long	—	0.0%
CRUDE OIL OPT IPE May24C 99	448	3/25/2024	Long	—	0.0%
CRUDE OIL OPT IPE May24C 100	141	3/25/2024	Long	—	0.0%
CRUDE OIL OPT IPE May24C 101	129	3/25/2024	Long	—	0.0%
CRUDE OIL OPT IPE May24C 104	105	3/25/2024	Long	—	0.0%
CRUDE OIL OPT IPE May24C 105	97	3/25/2024	Long	—	0.0%
CRUDE OIL OPT IPE May24C 92.5	282	3/25/2024	Long	—	0.0%
CRUDE OIL OPT IPE May24C 93.5	254	3/25/2024	Long	—	0.0%
CRUDE OIL OPT IPE May24C 94.5	230	3/25/2024	Long	—	0.0%
CRUDE OIL OPT IPE May24C 95.5	206	3/25/2024	Long	—	0.0%
CRUDE OIL OPT IPE May24C 97.5	173	3/25/2024	Long	—	0.0%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
CRUDE OIL OPT IPE May24P 30	259	3/25/2024	Long	—	0.0%
CRUDE OIL OPT IPE May24P 35	3,303	3/25/2024	Long	—	0.0%
CZKUSD Currency Forward	194,307	01/17/2024	Long	—	2.4%
December 23 Calls on SPX	0	12/1/2023	Long	—	0.0%
December 23 Calls on SPX	0	12/1/2023	Long	—	0.0%
December 23 Calls on SPX	0	12/1/2023	Long	—	0.0%
December 23 Puts on SPX	0	12/1/2023	Long	—	0.0%
December 23 Puts on SPX	0	12/1/2023	Long	—	0.0%
December 23 Puts on SPX	0	12/1/2023	Long	—	0.0%
December 23 Puts on SPX	0	12/1/2023	Long	—	0.0%
December 23 Puts on SPX	0	12/1/2023	Long	—	0.0%
December 23 Puts on SPX	0	12/1/2023	Long	—	0.0%
December 23 Puts on SPX	0	12/1/2023	Long	—	0.0%
December 23 Puts on SPX	0	12/1/2023	Long	—	0.0%
EUR Currency	7,352	—	Long	—	0.1%
EURO STOXX 50 Mar24	34,348	3/15/2024	Long	—	0.4%
EURO-BOBL FUTURE Mar24	112,773	3/7/2024	Long	—	1.4%
EURO-BUND FUTURE Mar24	159,361	3/7/2024	Long	—	1.9%
EURO-SCHATZ FUT Mar24	227,478	3/7/2024	Long	—	2.8%
EURUSD Currency Option	705	12/29/2023	Long	—	0.0%
EURUSD Currency Option	368	01/03/2024	Long	—	0.0%
EURUSD Currency Option	309	01/02/2024	Long	—	0.0%
EURUSD Currency Option	0	01/04/2024	Long	—	0.0%
EURUSD Currency Option	0	12/29/2023	Long	—	0.0%
EURUSD Currency Option	0	12/29/2023	Long	—	0.0%
EURUSD Currency Option	0	12/29/2023	Long	—	0.0%
FCOJ-A FUTURE Mar24	10,250	3/8/2024	Long	—	0.1%
FTSE 100 IDX FUT Mar24	7,563	3/15/2024	Long	—	0.1%
GASOLINE RBOB FUT Jul24	499,879	6/28/2024	Long	—	6.1%
GASOLINE RBOB FUT Sep24	148,884	8/30/2024	Long	—	1.8%
GBP Currency	3,386	—	Long	—	0.0%
GOLD 100 OZ FUTR Apr24	1,006,500	4/26/2024	Long	—	12.2%
GOLD 100 OZ FUTR Aug24	496,340	8/28/2024	Long	—	6.0%
GOLD 100 OZ FUTR Feb24	97,207	2/27/2024	Long	—	1.2%
GOLD 100 OZ FUTR Jun24	1,485,466	6/26/2024	Long	—	18.1%
GOLD FUT OPT(CMX) Apr24C 2250	361	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2255	348	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2265	646	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2275	601	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2280	289	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2285	280	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2290	807	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2295	520	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2300	251	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2305	967	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2310	705	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2315	452	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2320	219	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2325	210	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2345	371	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2350	179	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2360	502	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2370	312	3/25/2024	Long	—	0.0%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
GOLD FUT OPT(CMX) Apr24C 2375	303	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2380	147	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2400	129	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2430	218	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2440	104	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24P 1790	25	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24P 1800	27	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24P 1810	29	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24P 1815	32	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24P 1820	169	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24P 1825	36	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24P 1830	77	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24P 1835	41	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24P 1845	43	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24P 1855	50	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24P 1885	74	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24P 1895	259	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24P 1905	18	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24C 2150	165	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24C 2175	407	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24C 2185	47	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24C 2200	158	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24C 2220	46	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24C 2225	88	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24C 2230	2	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24C 2245	1	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24C 2250	59	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24C 2255	132	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24C 2265	16	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24C 2270	35	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24C 2275	48	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24C 2285	83	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24C 2290	104	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24C 2295	169	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24C 2300	19	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24C 2325	97	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1685	13	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1690	4	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1700	3	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1705	3	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1720	2	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1725	5	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1730	5	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1735	5	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1740	5	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1745	9	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1775	5	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1780	5	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1785	5	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1790	41	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1795	18	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1800	21	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1805	12	1/25/2024	Long	—	0.0%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
GOLD FUT OPT(CMX) Feb24P 1810	8	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1815	7	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1825	7	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1835	14	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1845	18	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1855	0	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Jun24C 2475	242	5/28/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Jun24C 2525	195	5/28/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Jun24P 1885	4	5/28/2024	Long	—	0.0%
HUFUSD Currency Forward	830,010	01/17/2024	Long	—	10.1%
IDRUSD Currency Forward	349,131	01/18/2024	Long	—	4.2%
INRUSD Currency Forward	908,997	01/18/2024	Long	—	11.1%
January 24 Calls on SPX	391	1/3/2024	Long	—	0.0%
January 24 Calls on SPX	157	1/3/2024	Long	—	0.0%
January 24 Calls on SPX	0	1/3/2024	Long	—	0.0%
January 24 Calls on SPX	0	1/3/2024	Long	—	0.0%
JPN 10Y BOND(OSE) Mar24	403,721	3/13/2024	Long	—	4.9%
JPY Currency	10	—	Long	—	0.0%
JPYUSD Currency Forward	5,358	4/26/2024	Long	—	0.1%
JPYUSD Currency Forward	5,045	8/28/2024	Long	—	0.1%
JPYUSD Currency Forward	4,037	2/27/2024	Long	—	0.0%
JPYUSD Currency Option	1,381	6/26/2024	Long	—	0.0%
JPYUSD Currency Option	4	3/25/2024	Long	—	0.0%
JPYUSD Currency Option	3	3/25/2024	Long	—	0.0%
JPYUSD Currency Option	0	3/25/2024	Long	—	0.0%
JPYUSD Currency Option	0	3/25/2024	Long	—	0.0%
JPYUSD Currency Option	0	3/25/2024	Long	—	0.0%
JPYUSD Currency Option	0	3/25/2024	Long	—	0.0%
KC HRW WHEAT FUT Jul24	409,198	3/25/2024	Long	—	5.0%
KC HRW WHEAT FUT Sep24	64,282	3/25/2024	Long	—	0.8%
LEAD LME SPOT OPT Jan24C 2200	0	3/25/2024	Long	—	0.0%
LEAD LME SPOT OPT Jan24C 2225	0	3/25/2024	Long	—	0.0%
LEAD LME SPOT OPT Jan24C 2250	0	3/25/2024	Long	—	0.0%
LEAD LME SPOT OPT Jan24C 2275	0	3/25/2024	Long	—	0.0%
LEAD LME SPOT OPT Jan24C 2300	0	3/25/2024	Long	—	0.0%
LEAD LME SPOT OPT Jan24C 2325	0	3/25/2024	Long	—	0.0%
LEAD LME SPOT OPT Jan24C 2350	0	3/25/2024	Long	—	0.0%
LEAD LME SPOT OPT Jan24C 2375	0	3/25/2024	Long	—	0.0%
LEAD LME SPOT OPT Jan24C 2400	0	3/25/2024	Long	—	0.0%
LEAD LME SPOT OPT Jan24P 1900	0	3/25/2024	Long	—	0.0%
LEAN HOGS FUTURE Apr24	430,860	3/25/2024	Long	—	5.2%
LEAN HOGS FUTURE Aug24	401,919	3/25/2024	Long	—	4.9%
LEAN HOGS FUTURE Oct24	52,003	3/25/2024	Long	—	0.6%
LIVE CATTLE FUTR Aug24	275,947	3/25/2024	Long	—	3.4%
LIVE CATTLE FUTR Jun24	290,832	3/25/2024	Long	—	3.5%
LIVE CATTLE FUTR Oct24	420,914	3/25/2024	Long	—	5.1%
LME COPPER FUTURE Feb24	396,779	3/25/2024	Long	—	4.8%
LME COPPER FUTURE Jan24	2,161,411	3/25/2024	Long	—	26.3%
LME COPPER FUTURE Mar24	2,268	3/25/2024	Long	—	0.0%
LME COPPER FUTURE May24	14,776	3/25/2024	Long	—	0.2%
LME LEAD FUTURE Apr24	53,146	3/25/2024	Long	—	0.6%
LME LEAD FUTURE Dec24	85,685	3/25/2024	Long	—	1.0%
LME LEAD FUTURE Jun24	931	3/25/2024	Long	—	0.0%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
LME LEAD FUTURE May24	77,437	3/25/2024	Long	—	0.9%
LME LEAD FUTURE Sep24	61,771	3/25/2024	Long	—	0.8%
LME NICKEL FUTURE Apr24	21,868	3/25/2024	Long	—	0.3%
LME NICKEL FUTURE Jan24	445,389	3/25/2024	Long	—	5.4%
LME NICKEL FUTURE Jun24	88,011	3/25/2024	Long	—	1.1%
LME NICKEL FUTURE May24	118,562	1/25/2024	Long	—	1.4%
LME NICKEL FUTURE Sep24	220,963	1/25/2024	Long	—	2.7%
LME PRI ALUM FUTR Aug24	161,342	1/25/2024	Long	—	2.0%
LME PRI ALUM FUTR Jan24	966,816	1/25/2024	Long	—	11.8%
LME PRI ALUM FUTR Jun24	107,192	1/25/2024	Long	—	1.3%
LME PRI ALUM FUTR May24	311,949	1/25/2024	Long	—	3.8%
LME PRI ALUM FUTR Sep24	315,195	1/25/2024	Long	—	3.8%
LME TIN FUTURE Mar24	491	1/25/2024	Long	—	0.0%
LME ZINC FUTURE Feb24	33,968	1/25/2024	Long	—	0.4%
LME ZINC FUTURE Jan24	539,183	1/25/2024	Long	—	6.6%
LME ZINC FUTURE Jul24	42,521	1/25/2024	Long	—	0.5%
LME ZINC FUTURE May24	476,513	1/25/2024	Long	—	5.8%
LME ZINC FUTURE Sep24	166,559	1/25/2024	Long	—	2.0%
LONG GILT FUTURE Mar24	91,136	1/25/2024	Long	—	1.1%
Low Su Gasoil G Apr24	306,367	1/25/2024	Long	—	3.7%
Low Su Gasoil G Jan24	585,701	1/25/2024	Long	—	7.1%
Low Su Gasoil G Mar24	264,156	1/25/2024	Long	—	3.2%
Low Su Gasoil G Sep24	171,208	1/25/2024	Long	—	2.1%
MXNUSD Currency Forward	252,971	1/25/2024	Long	—	3.1%
NASDAQ 100 E-MINI Mar24	41,894	1/25/2024	Long	—	0.5%
NATURAL GAS FUTR Aug24	77,087	1/25/2024	Long	—	0.9%
NATURAL GAS FUTR Jul24	116,755	1/25/2024	Long	—	1.4%
NATURAL GAS FUTR Mar24	580,502	1/25/2024	Long	—	7.1%
NATURAL GAS FUTR Sep24	689,623	1/25/2024	Long	—	8.4%
NIKKEI 225 (OSE) Mar24	112,539	1/25/2024	Long	—	1.4%
NY Harb ULSD Fut Apr24	132,437	1/25/2024	Long	—	1.6%
NY Harb ULSD Fut Jul24	25,002	1/25/2024	Long	—	0.3%
NY Harb ULSD Fut Mar24	402,203	1/25/2024	Long	—	4.9%
NY Harb ULSD Fut Sep24	129,360	1/25/2024	Long	—	1.6%
PLATINUM FUTURE Apr24	28,362	1/25/2024	Long	—	0.3%
PLNUSD Currency Forward	170,502	1/25/2024	Long	—	2.1%
ROUGH RICE (CBOT) Mar24	26,478	1/25/2024	Long	—	0.3%
S&P500 EMINI FUT Mar24	816,761	1/25/2024	Long	—	9.9%
SGDUSD Currency Forward	67,794	1/25/2024	Long	—	0.8%
SGX Iron Ore 62% Feb24	72,956	1/25/2024	Long	—	0.9%
SILVER FUTURE May24	16,319	1/25/2024	Long	—	0.2%
SOYBEAN FUTURE Jul24	5,373	1/25/2024	Long	—	0.1%
SOYBEAN FUTURE May24	809,924	1/25/2024	Long	—	9.9%
SOYBEAN FUTURE Nov24	732,397	1/25/2024	Long	—	8.9%
SOYBEAN MEAL FUTR Dec24	187,238	1/25/2024	Long	—	2.3%
SOYBEAN MEAL FUTR Jul24	2,679	1/25/2024	Long	—	0.0%
SOYBEAN MEAL FUTR May24	353,089	5/28/2024	Long	—	4.3%
SOYBEAN OIL FUTR Aug24	15,413	5/28/2024	Long	—	0.2%
SOYBEAN OIL FUTR Dec24	199,873	5/28/2024	Long	—	2.4%
SOYBEAN OIL FUTR Jul24	5,026	01/17/2024	Long	—	0.1%
SOYBEAN OIL FUTR May24	249,066	01/18/2024	Long	—	3.0%
SPI 200 FUTURES Mar24	32,960	01/18/2024	Long	—	0.4%
SUGAR #11 (WORLD) May24	982,160	1/3/2024	Long	—	11.9%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
SUGAR #11 (WORLD) Oct24	536,473	1/3/2024	Long	—	6.5%
SX5E 12/29/23 C4600	0	1/3/2024	Long	—	0.0%
SX5E 12/29/23 C4700	0	1/3/2024	Long	—	0.0%
SX5E 12/29/23 C4800	0	3/13/2024	Long	—	0.0%
SX5E 12/29/23 P4100	0	4/26/2024	Long	—	0.0%
SX5E 12/29/23 P4200	0	8/28/2024	Long	—	0.0%
SX5E 12/29/23 P4300	0	2/27/2024	Long	—	0.0%
SX5E 12/29/23 P4400	0	6/26/2024	Long	—	0.0%
SX5E 12/29/23 P4500	0	3/25/2024	Long	—	0.0%
SX5E 12/29/23 P4525	0	3/25/2024	Long	—	0.0%
US 10YR NOTE (CBT)Mar24	36,198	3/25/2024	Long	—	0.4%
US 2YR NOTE (CBT) Mar24	17,387	3/25/2024	Long	—	0.2%
US 5YR NOTE (CBT) Mar24	20,896	3/25/2024	Long	—	0.3%
WHEAT FUTURE(CBT) Jul24	614,037	3/25/2024	Long	—	7.5%
WHEAT FUTURE(CBT) Sep24	65,178	3/25/2024	Long	—	0.8%
WTI CRUDE FUTURE Feb24	36,954	3/25/2024	Long	—	0.4%
WTI CRUDE FUTURE Jul24	426,957	3/25/2024	Long	—	5.2%
WTI CRUDE FUTURE Jun25	73,974	3/25/2024	Long	—	0.9%
WTI CRUDE FUTURE May24	770,764	3/25/2024	Long	—	9.4%
WTI CRUDE FUTURE Sep24	630,700	3/25/2024	Long	—	7.7%
ZARUSD Currency Forward	418,267	3/25/2024	Long	—	5.1%
ZINC SPT OP (LME) Jan24P 2325	0	3/25/2024	Long	—	0.0%
AUD Currency	(1,736)	—	Short	—	(0.0)%
AUDUSD Currency Forward	(349,623)	01/17/2024	Short	—	(4.3)%
BRENT CRUDE FUTR Apr24	(116,909)	2/29/2024	Short	—	(1.4)%
BRENT CRUDE FUTR Jul24	(7,657)	5/31/2024	Short	—	(0.1)%
BRENT CRUDE FUTR Jun24	(7,567)	4/30/2024	Short	—	(0.1)%
BRENT CRUDE FUTR Mar24	(84,321)	1/31/2024	Short	—	(1.0)%
CAD Currency	(660)	—	Short	—	(0.0)%
CADUSD Currency Forward	(635,371)	01/16/2024	Short	—	(7.7)%
CATTLE FEEDER FUT Aug24	(53,711)	8/29/2024	Short	—	(0.7)%
CATTLE FEEDER FUT Mar24	(251,848)	3/28/2024	Short	—	(3.1)%
CBOE VIX FUTURE Apr24	(216,385)	4/17/2024	Short	—	(2.6)%
CBOE VIX FUTURE May24	(117,384)	5/22/2024	Short	—	(1.4)%
CHFUSD Currency Forward	(1,215,854)	01/17/2024	Short	—	(14.8)%
CNHUSD Currency Forward	(13,471)	01/17/2024	Short	—	(0.2)%
COCOA FUTURE Mar24	(155,631)	3/13/2024	Short	—	(1.9)%
COCOA FUTURE May24	(149,457)	5/15/2024	Short	—	(1.8)%
COFFEE ‘C’ FUT OP Mar24C 155	(81)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24C 160	(86)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24C 165	(194)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24C 170	(91)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24C 175	(85)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24C 180	(91)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24C 185	(22)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24C 190	(5)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24C 157.5	(106)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24C 162.5	(147)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24C 167.5	(128)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24C 172.5	(107)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24C 177.5	(100)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24C 182.5	(29)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24C 187.5	(16)	2/9/2024	Short	—	(0.0)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
COFFEE ‘C’ FUT OP Mar24C 192.5	(6)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24P 135	(2)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24P 140	(1)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24P 145	(4)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24P 150	(5)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24P 155	(4)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24P 160	(4)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24P 170	(2)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24P 132.5	(0)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24P 137.5	(2)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24P 142.5	(2)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24P 147.5	(4)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24P 152.5	(2)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24P 157.5	(4)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24P 162.5	(1)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 180	(16)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 185	(22)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 190	(24)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 195	(21)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 200	(30)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 205	(8)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 210	(7)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 215	(6)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 220	(2)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 230	(1)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 177.5	(47)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 182.5	(33)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 187.5	(19)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 192.5	(30)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 197.5	(22)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 202.5	(6)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 207.5	(9)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 212.5	(4)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 217.5	(2)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 222.5	(3)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 227.5	(1)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24P 150	(6)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24P 155	(10)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24P 165	(18)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24P 170	(27)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24P 175	(12)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24P 180	(9)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24P 185	(9)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24P 190	(5)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24P 152.5	(7)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24P 157.5	(11)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24P 162.5	(20)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24P 167.5	(22)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24P 172.5	(7)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24P 177.5	(12)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24P 182.5	(19)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24P 187.5	(5)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24P 192.5	(7)	4/12/2024	Short	—	(0.0)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
COFFEE ‘C’ FUTURE Jul24	(232,949)	7/19/2024	Short	—	(2.8)%
COPPER FUTURE Jul24	(403,217)	7/29/2024	Short	—	(4.9)%
COPPER FUTURE Mar24	(1,183,400)	3/26/2024	Short	—	(14.4)%
COPPER LME OPT Feb24C 8425	(2,598)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24C 8475	(6,774)	2/7/2024	Short	—	(0.1)%
COPPER LME OPT Feb24C 8500	(4,542)	2/7/2024	Short	—	(0.1)%
COPPER LME OPT Feb24C 8600	(3,482)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24C 8625	(1,456)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24C 8675	(1,678)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24C 8700	(6,488)	2/7/2024	Short	—	(0.1)%
COPPER LME OPT Feb24C 8725	(7,584)	2/7/2024	Short	—	(0.1)%
COPPER LME OPT Feb24C 8800	(849)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24C 8850	(2,193)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24C 8875	(902)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24C 8925	(782)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24C 8950	(2,225)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24C 8975	(1,481)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24C 9025	(595)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24P 7925	(406)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24P 7975	(955)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24P 8000	(1,511)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24P 8075	(1,312)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24P 8100	(628)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24P 8150	(2,332)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24P 8200	(5,186)	2/7/2024	Short	—	(0.1)%
COPPER LME OPT Feb24P 8225	(1,761)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24P 8250	(973)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24P 8300	(2,433)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24P 8325	(2,320)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24P 8400	(2,748)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24P 8425	(2,870)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24P 8450	(2,979)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24P 8550	(1,731)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Jan24C 8150	(3,498)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24C 8275	(6,712)	1/3/2024	Short	—	(0.1)%
COPPER LME OPT Jan24C 8300	(2,218)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24C 8325	(5,390)	1/3/2024	Short	—	(0.1)%
COPPER LME OPT Jan24C 8350	(3,223)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24C 8375	(3,828)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24C 8425	(741)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24C 8450	(694)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24C 8475	(2,900)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24C 8500	(395)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24C 8525	(1,413)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24C 8550	(1,809)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24C 8575	(475)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24C 8600	(217)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24C 8625	(140)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24C 8650	(234)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24C 8675	(245)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24C 8700	(138)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24C 8725	(55)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24C 8850	(16)	1/3/2024	Short	—	(0.0)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
COPPER LME OPT Jan24P 7800	(0)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 7825	(0)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 7850	(0)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 7900	(0)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 7925	(1)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 7950	(1)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 8025	(5)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 8050	(9)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 8075	(3)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 8100	(9)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 8125	(18)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 8150	(40)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 8200	(15)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 8225	(40)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 8250	(24)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 8275	(39)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 8300	(152)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 8325	(68)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 8350	(265)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 8500	(457)	1/3/2024	Short	—	(0.0)%
CORN FUTURE Jul24	(339,516)	7/12/2024	Short	—	(4.1)%
CORN FUTURE Mar24	(1,430,833)	3/14/2024	Short	—	(17.4)%
CORN FUTURE OPTN Mar24C 490	(1)	2/23/2024	Short	—	(0.0)%
CORN FUTURE OPTN Mar24C 500	(4)	2/23/2024	Short	—	(0.0)%
CORN FUTURE OPTN Mar24C 510	(9)	2/23/2024	Short	—	(0.0)%
CORN FUTURE OPTN Mar24C 520	(6)	2/23/2024	Short	—	(0.0)%
CORN FUTURE OPTN Mar24C 530	(5)	2/23/2024	Short	—	(0.0)%
CORN FUTURE OPTN Mar24C 540	(2)	2/23/2024	Short	—	(0.0)%
CORN FUTURE OPTN Mar24C 550	(2)	2/23/2024	Short	—	(0.0)%
CORN FUTURE OPTN Mar24C 560	(0)	2/23/2024	Short	—	(0.0)%
CORN FUTURE OPTN Mar24P 450	(8)	2/23/2024	Short	—	(0.0)%
CORN FUTURE OPTN Mar24P 460	(38)	2/23/2024	Short	—	(0.0)%
CORN FUTURE OPTN Mar24P 470	(54)	2/23/2024	Short	—	(0.0)%
CORN FUTURE OPTN Mar24P 480	(82)	2/23/2024	Short	—	(0.0)%
CORN FUTURE OPTN Mar24P 490	(102)	2/23/2024	Short	—	(0.0)%
CORN FUTURE OPTN Mar24P 500	(45)	2/23/2024	Short	—	(0.0)%
CORN FUTURE OPTN Mar24P 510	(8)	2/23/2024	Short	—	(0.0)%
CORN FUTURE OPTN May24C 500	(22)	4/26/2024	Short	—	(0.0)%
CORN FUTURE OPTN May24C 510	(35)	4/26/2024	Short	—	(0.0)%
CORN FUTURE OPTN May24C 520	(27)	4/26/2024	Short	—	(0.0)%
CORN FUTURE OPTN May24C 530	(23)	4/26/2024	Short	—	(0.0)%
CORN FUTURE OPTN May24C 540	(17)	4/26/2024	Short	—	(0.0)%
CORN FUTURE OPTN May24C 550	(6)	4/26/2024	Short	—	(0.0)%
CORN FUTURE OPTN May24P 450	(17)	4/26/2024	Short	—	(0.0)%
CORN FUTURE OPTN May24P 460	(64)	4/26/2024	Short	—	(0.0)%
CORN FUTURE OPTN May24P 470	(24)	4/26/2024	Short	—	(0.0)%
CORN FUTURE OPTN May24P 480	(74)	4/26/2024	Short	—	(0.0)%
CORN FUTURE OPTN May24P 490	(59)	4/26/2024	Short	—	(0.0)%
COTTON NO.2 FUTR Jul24	(106,870)	7/9/2024	Short	—	(1.3)%
COTTON NO.2 FUTR Mar24	(661,786)	3/6/2024	Short	—	(8.0)%
COTTON OPTION Mar24C 82	(9)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24C 83	(2)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24C 84	(4)	2/9/2024	Short	—	(0.0)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
COTTON OPTION Mar24C 85	(2)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24C 86	(4)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24C 87	(2)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24C 88	(3)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24C 89	(3)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24C 90	(1)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24C 91	(1)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24C 92	(2)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24C 93	(1)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24C 94	(1)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24C 95	(0)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24C 96	(0)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24C 97	(0)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24C 98	(0)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24C 99	(0)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24P 72	(0)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24P 74	(1)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24P 75	(1)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24P 76	(4)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24P 77	(3)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24P 78	(4)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24P 79	(16)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24P 80	(26)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24P 81	(20)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24P 82	(26)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24P 83	(13)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24P 84	(24)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24P 85	(34)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24P 86	(45)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24P 87	(18)	2/9/2024	Short	—	(0.0)%
COTTON OPTION May24C 83	(31)	4/12/2024	Short	—	(0.0)%
COTTON OPTION May24C 84	(26)	4/12/2024	Short	—	(0.0)%
COTTON OPTION May24C 85	(29)	4/12/2024	Short	—	(0.0)%
COTTON OPTION May24C 86	(3)	4/12/2024	Short	—	(0.0)%
COTTON OPTION May24C 87	(13)	4/12/2024	Short	—	(0.0)%
COTTON OPTION May24C 88	(22)	4/12/2024	Short	—	(0.0)%
COTTON OPTION May24C 89	(10)	4/12/2024	Short	—	(0.0)%
COTTON OPTION May24C 90	(14)	4/12/2024	Short	—	(0.0)%
COTTON OPTION May24C 92	(1)	4/12/2024	Short	—	(0.0)%
COTTON OPTION May24P 73	(1)	4/12/2024	Short	—	(0.0)%
COTTON OPTION May24P 74	(13)	4/12/2024	Short	—	(0.0)%
COTTON OPTION May24P 75	(12)	4/12/2024	Short	—	(0.0)%
COTTON OPTION May24P 76	(15)	4/12/2024	Short	—	(0.0)%
COTTON OPTION May24P 77	(5)	4/12/2024	Short	—	(0.0)%
COTTON OPTION May24P 78	(27)	4/12/2024	Short	—	(0.0)%
COTTON OPTION May24P 79	(21)	4/12/2024	Short	—	(0.0)%
COTTON OPTION May24P 80	(22)	4/12/2024	Short	—	(0.0)%
COTTON OPTION May24P 81	(7)	4/12/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Apr24C 84	(2,282)	2/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Apr24C 87	(1,559)	2/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Apr24C 82.5	(2,757)	2/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Apr24C 88.5	(1,201)	2/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Apr24P 73.5	(5,266)	2/26/2024	Short	—	(0.1)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
CRUDE OIL OPT IPE Apr24P 77.5	(7,390)	2/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Apr24P 74.75	(6,228)	2/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Apr24P 78.75	(8,401)	2/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24C 77	(3,913)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 79	(5,609)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24C 80	(2,343)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 81	(1,512)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 82	(5,591)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24C 83	(3,581)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 84	(991)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 85	(1,625)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 90	(354)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 77.5	(3,765)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 81.5	(3,149)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 83.5	(1,085)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 84.5	(1,727)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 85.5	(1,272)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 86.5	(640)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 88.5	(441)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 89.5	(400)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 90.5	(353)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 76.25	(4,787)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24C 77.25	(4,013)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 79.25	(4,746)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24C 80.25	(2,171)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 80.75	(3,637)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 81.25	(1,749)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 82.75	(1,259)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 84.25	(1,762)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 84.75	(728)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 85.75	(728)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 86.25	(599)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 88.75	(437)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 91.25	(304)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24P 69	(1,061)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24P 72	(3,264)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24P 73	(6,474)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24P 75	(2,891)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24P 76	(4,396)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24P 77	(4,348)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24P 78	(4,349)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24P 79	(6,340)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24P 68.5	(1,841)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24P 69.5	(1,101)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24P 71.1	(1,509)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24P 71.5	(1,734)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24P 72.5	(4,036)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24P 73.5	(2,870)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24P 74.5	(14,216)	1/26/2024	Short	—	(0.2)%
CRUDE OIL OPT IPE Mar24P 76.5	(3,301)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24P 80.5	(7,743)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24P 70.75	(1,456)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24P 71.75	(1,707)	1/26/2024	Short	—	(0.0)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
CRUDE OIL OPT IPE Mar24P 72.75	(1,817)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24P 73.25	(2,702)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24P 74.25	(5,892)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24P 74.75	(3,587)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24P 75.25	(8,902)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24P 76.25	(3,739)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24P 77.25	(3,760)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24P 77.75	(13,142)	1/26/2024	Short	—	(0.2)%
CRUDE OIL OPT IPE Mar24P 78.25	(5,662)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24P 78.75	(5,908)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24P 79.25	(6,444)	1/26/2024	Short	—	(0.1)%
December 23 Calls on SPX	(266)	12/1/2023	Short	—	(0.0)%
ECX EMISSION Dec24	(23,262)	12/16/2024	Short	—	(0.3)%
EURUSD Currency Forward	(216)	01/05/2024	Short	—	(0.0)%
EURUSD Currency Forward	(2,829)	01/04/2024	Short	—	(0.0)%
EURUSD Currency Forward	(3,640)	01/03/2024	Short	—	(0.0)%
EURUSD Currency Forward	(165,744)	01/17/2024	Short	—	(2.0)%
EURUSD Currency Option	(1)	01/04/2024	Short	—	(0.0)%
EURUSD Currency Option	(25)	01/02/2024	Short	—	(0.0)%
EURUSD Currency Option	(124)	01/02/2024	Short	—	(0.0)%
EURUSD Currency Option	(194)	01/02/2024	Short	—	(0.0)%
EURUSD Currency Option	(210)	01/04/2024	Short	—	(0.0)%
EURUSD Currency Option	(269)	01/03/2024	Short	—	(0.0)%
EURUSD Currency Option	(311)	01/04/2024	Short	—	(0.0)%
EURUSD Currency Option	(339)	01/02/2024	Short	—	(0.0)%
EURUSD Currency Option	(449)	01/03/2024	Short	—	(0.0)%
EURUSD Currency Option	(564)	12/29/2023	Short	—	(0.0)%
EURUSD Currency Option	(656)	01/03/2024	Short	—	(0.0)%
EURUSD Currency Option	(847)	01/03/2024	Short	—	(0.0)%
EURUSD Currency Option	(1,020)	01/02/2024	Short	—	(0.0)%
EURUSD Currency Option	(1,569)	01/04/2024	Short	—	(0.0)%
EURUSD Currency Option	(1,579)	12/29/2023	Short	—	(0.0)%
EURUSD Currency Option	(1,715)	01/04/2024	Short	—	(0.0)%
EURUSD Currency Option	(2,859)	01/03/2024	Short	—	(0.0)%
GASOLINE RBOB FUT Apr24	(148,885)	3/28/2024	Short	—	(1.8)%
GASOLINE RBOB FUT Feb24	(115,598)	1/31/2024	Short	—	(1.4)%
GASOLINE RBOB FUT Mar24	(68,123)	2/29/2024	Short	—	(0.8)%
GASOLINE RBOB FUT May24	(19,137)	4/30/2024	Short	—	(0.2)%
GBPUSD Currency Forward	(148,116)	01/17/2024	Short	—	(1.8)%
GOLD 100 OZ FUTR Oct24	(4,639)	10/29/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Apr24C 2010	(1,819)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2015	(1,832)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2020	(1,721)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2025	(3,443)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2035	(1,599)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2045	(2,933)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2050	(1,402)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2055	(1,373)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2065	(2,436)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2070	(1,108)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2075	(5,435)	3/25/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Apr24C 2080	(6,217)	3/25/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Apr24C 2085	(2,018)	3/25/2024	Short	—	(0.0)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
GOLD FUT OPT(CMX) Apr24C 2090	(935)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2095	(2,124)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2100	(1,032)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2105	(2,690)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2110	(2,476)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2115	(3,804)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2120	(3,263)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2130	(2,082)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2135	(800)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2140	(756)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2145	(708)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2155	(652)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2165	(1,153)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2170	(1,112)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2175	(1,652)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2180	(2,492)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2185	(950)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2190	(950)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2200	(409)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2205	(1,231)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2210	(379)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2215	(1,840)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2220	(391)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2225	(332)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2235	(616)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1840	(2)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1850	(3)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1860	(97)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1865	(186)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1870	(168)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1875	(124)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1880	(65)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1890	(170)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1900	(78)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1910	(291)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1915	(310)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1920	(115)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1925	(348)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1930	(123)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1935	(135)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1945	(315)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1950	(643)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1955	(330)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1960	(560)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1965	(986)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1970	(430)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1975	(736)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1985	(280)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1990	(275)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1995	(1,220)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 2000	(922)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 2005	(1,089)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 2015	(744)	3/25/2024	Short	—	(0.0)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
GOLD FUT OPT(CMX) Aug24C 2085	(1,845)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2100	(1,728)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2105	(1,672)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2110	(1,615)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2115	(1,600)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2120	(6,581)	7/25/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Aug24C 2125	(3,118)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2130	(1,462)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2135	(1,450)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2140	(2,879)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2145	(2,871)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2150	(5,667)	7/25/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Aug24C 2155	(2,607)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2160	(3,978)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2165	(2,557)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2170	(5,134)	7/25/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Aug24C 2175	(2,481)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2180	(3,824)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2185	(2,515)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2190	(2,478)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2200	(3,414)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2210	(2,283)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2215	(2,324)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2220	(3,256)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2225	(2,081)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2230	(1,025)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2235	(1,950)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2245	(2,993)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2250	(898)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2255	(1,880)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2260	(1,712)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2265	(2,547)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2270	(1,775)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2275	(808)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2280	(2,411)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2285	(2,368)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2290	(3,897)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2295	(823)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2300	(720)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2305	(767)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1880	(278)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1890	(308)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1900	(332)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1905	(1,399)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1910	(737)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1915	(1,122)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1920	(1,155)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1925	(1,644)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1930	(1,289)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1935	(952)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1940	(451)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1945	(479)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1950	(1,091)	7/25/2024	Short	—	(0.0)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
GOLD FUT OPT(CMX) Aug24P 1955	(1,076)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1960	(1,196)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1965	(1,811)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1970	(1,117)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1975	(1,975)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1980	(1,417)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1985	(1,238)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1990	(592)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1995	(633)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 2000	(1,271)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 2005	(2,144)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 2010	(724)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 2015	(2,145)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 2020	(2,216)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 2025	(4,557)	7/25/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Aug24P 2030	(1,625)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 2035	(2,591)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 2045	(2,938)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 2050	(971)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 2055	(1,963)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 2060	(3,081)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 2065	(2,081)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 2070	(2,336)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 2080	(2,366)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2045	(722)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2050	(670)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2070	(501)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2075	(483)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2085	(798)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2095	(339)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2100	(1,912)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2105	(584)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2110	(814)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2115	(146)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2120	(144)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2125	(210)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2130	(80)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2135	(178)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2140	(476)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2145	(307)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2155	(113)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2160	(109)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2165	(69)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2170	(306)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2190	(308)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2195	(3)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2205	(51)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2210	(168)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2215	(229)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2235	(27)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2240	(62)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2260	(36)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2280	(31)	1/25/2024	Short	—	(0.0)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
GOLD FUT OPT(CMX) Feb24C 2320	(48)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2330	(44)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2340	(21)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2350	(61)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2360	(19)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2380	(17)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1865	(8)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1870	(9)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1875	(32)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1880	(53)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1885	(22)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1890	(32)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1895	(40)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1900	(46)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1905	(36)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1910	(25)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1915	(28)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1920	(26)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1925	(30)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1930	(34)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1935	(37)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1940	(40)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1945	(44)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1960	(30)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1965	(35)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1970	(78)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1975	(89)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1980	(52)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1985	(410)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1990	(275)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1995	(78)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 2000	(168)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 2005	(196)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 2010	(106)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 2015	(371)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 2020	(279)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 2040	(459)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 2045	(754)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 2055	(624)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 2060	(343)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 2065	(377)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 2075	(454)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 1950	(10,005)	5/28/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Jun24C 1955	(3,274)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 1970	(3,453)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 1980	(2,946)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 1985	(2,961)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 1995	(5,549)	5/28/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Jun24C 2000	(2,608)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2005	(2,467)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2010	(2,559)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2035	(4,853)	5/28/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Jun24C 2040	(2,223)	5/28/2024	Short	—	(0.0)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
GOLD FUT OPT(CMX) Jun24C 2045	(8,016)	5/28/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Jun24C 2050	(2,095)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2055	(5,325)	5/28/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Jun24C 2060	(3,489)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2065	(5,408)	5/28/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Jun24C 2070	(8,159)	5/28/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Jun24C 2075	(4,652)	5/28/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Jun24C 2080	(4,646)	5/28/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Jun24C 2085	(3,661)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2090	(3,145)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2095	(9,334)	5/28/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Jun24C 2100	(1,825)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2105	(2,645)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2115	(1,201)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2120	(1,157)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2125	(1,447)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2130	(1,070)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2145	(3,456)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2150	(3,486)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2155	(2,320)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2160	(2,118)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2165	(4,090)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2170	(1,990)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2175	(953)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2180	(3,412)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2185	(897)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2195	(2,668)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2200	(832)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2205	(1,545)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2220	(710)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2225	(696)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2240	(631)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2295	(603)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1770	(64)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1775	(66)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1780	(71)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1785	(70)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1790	(77)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1800	(93)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1805	(96)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1810	(95)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1820	(204)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1825	(106)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1830	(118)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1850	(592)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1860	(429)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1865	(442)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1870	(1,253)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1875	(331)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1880	(532)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1890	(937)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1895	(956)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1900	(189)	5/28/2024	Short	—	(0.0)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
GOLD FUT OPT(CMX) Jun24P 1905	(663)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1910	(680)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1940	(1,280)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1950	(627)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1955	(976)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1960	(2,401)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1965	(1,063)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1970	(1,138)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1980	(843)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1985	(862)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1990	(842)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1995	(458)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 2000	(1,290)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 2005	(524)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 2090	(1,310)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Oct24C 2230	(1,245)	9/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Oct24C 2255	(1,087)	9/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Oct24C 2350	(832)	9/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Oct24C 2380	(737)	9/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Oct24P 1985	(837)	9/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Oct24P 2000	(932)	9/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Oct24P 2090	(1,358)	9/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Oct24P 2115	(1,501)	9/25/2024	Short	—	(0.0)%
January 24 Calls on SPX	(27)	1/3/2024	Short	—	(0.0)%
January 24 Calls on SPX	(426)	1/3/2024	Short	—	(0.0)%
January 24 Calls on SPX	(1,113)	1/3/2024	Short	—	(0.0)%
January 24 Puts on SPX	(15)	1/3/2024	Short	—	(0.0)%
January 24 Puts on SPX	(17)	1/3/2024	Short	—	(0.0)%
January 24 Puts on SPX	(18)	1/3/2024	Short	—	(0.0)%
January 24 Puts on SPX	(20)	1/3/2024	Short	—	(0.0)%
January 24 Puts on SPX	(26)	1/3/2024	Short	—	(0.0)%
January 24 Puts on SPX	(26)	1/3/2024	Short	—	(0.0)%
January 24 Puts on SPX	(28)	1/3/2024	Short	—	(0.0)%
January 24 Puts on SPX	(29)	1/3/2024	Short	—	(0.0)%
January 24 Puts on SPX	(32)	1/3/2024	Short	—	(0.0)%
January 24 Puts on SPX	(50)	1/3/2024	Short	—	(0.0)%
January 24 Puts on SPX	(57)	1/3/2024	Short	—	(0.0)%
January 24 Puts on SPX	(245)	1/3/2024	Short	—	(0.0)%
January 24 Puts on SPX	(264)	1/3/2024	Short	—	(0.0)%
January 24 Puts on SPX	(1,322)	1/3/2024	Short	—	(0.0)%
JPYUSD Currency Forward	(779,828)	01/17/2024	Short	—	(9.5)%
JPYUSD Currency Option	(5)	01/02/2024	Short	—	(0.0)%
JPYUSD Currency Option	(45)	01/03/2024	Short	—	(0.0)%
JPYUSD Currency Option	(54)	01/02/2024	Short	—	(0.0)%
JPYUSD Currency Option	(124)	01/03/2024	Short	—	(0.0)%
JPYUSD Currency Option	(154)	01/03/2024	Short	—	(0.0)%
JPYUSD Currency Option	(213)	01/04/2024	Short	—	(0.0)%
JPYUSD Currency Option	(246)	01/02/2024	Short	—	(0.0)%
JPYUSD Currency Option	(353)	01/04/2024	Short	—	(0.0)%
JPYUSD Currency Option	(596)	01/02/2024	Short	—	(0.0)%
JPYUSD Currency Option	(651)	12/29/2023	Short	—	(0.0)%
JPYUSD Currency Option	(863)	01/04/2024	Short	—	(0.0)%
JPYUSD Currency Option	(2,214)	01/04/2024	Short	—	(0.0)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
JPYUSD Currency Option	(2,285)	01/02/2024	Short	—	(0.0)%
JPYUSD Currency Option	(2,436)	01/03/2024	Short	—	(0.0)%
JPYUSD Currency Option	(2,495)	01/04/2024	Short	—	(0.0)%
JPYUSD Currency Option	(2,585)	01/03/2024	Short	—	(0.0)%
KC HRW WHEAT FUT Mar24	(390,519)	3/14/2024	Short	—	(4.8)%
KC HRW WHEAT FUT May24	(172,920)	5/14/2024	Short	—	(2.1)%
KRWUSD Currency Forward	(238,465)	01/18/2024	Short	—	(2.9)%
LEAD LME SPOT OPT Apr24C 2225	(25)	4/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Apr24C 2250	(12)	4/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Apr24C 2275	(8)	4/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Apr24C 2300	(14)	4/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Apr24C 2325	(6)	4/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Apr24C 2350	(19)	4/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Apr24C 2375	(4)	4/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Apr24C 2400	(6)	4/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Apr24C 2475	(4)	4/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Apr24P 2000	(28)	4/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Apr24P 2025	(66)	4/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Apr24P 2050	(41)	4/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Apr24P 2075	(101)	4/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Apr24P 2100	(105)	4/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Apr24P 2125	(188)	4/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Apr24P 2150	(65)	4/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Apr24P 2175	(136)	4/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Apr24P 2225	(172)	4/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Feb24C 2175	(5)	2/7/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Feb24C 2200	(11)	2/7/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Feb24C 2225	(5)	2/7/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Feb24C 2250	(11)	2/7/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Feb24C 2275	(2)	2/7/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Feb24C 2325	(2)	2/7/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Feb24C 2350	(1)	2/7/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Feb24C 2375	(1)	2/7/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Feb24C 2400	(1)	2/7/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Feb24P 1925	(13)	2/7/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Feb24P 1950	(18)	2/7/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Feb24P 1975	(35)	2/7/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Feb24P 2000	(45)	2/7/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Feb24P 2050	(72)	2/7/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Feb24P 2075	(48)	2/7/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Feb24P 2100	(176)	2/7/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Feb24P 2125	(74)	2/7/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jan24C 2150	(0)	1/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jan24C 2175	(0)	1/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jan24P 1925	(0)	1/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jan24P 1950	(0)	1/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jan24P 1975	(1)	1/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jan24P 2000	(7)	1/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jan24P 2025	(3)	1/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jan24P 2050	(8)	1/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jan24P 2075	(82)	1/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jan24P 2100	(29)	1/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jan24P 2125	(32)	1/3/2024	Short	—	(0.0)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
LEAD LME SPOT OPT Jun24C 2100	(42)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24C 2125	(193)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24C 2150	(208)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24C 2175	(92)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24C 2200	(29)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24C 2225	(122)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24C 2250	(110)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24C 2275	(97)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24C 2300	(33)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24C 2325	(14)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24C 2350	(22)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24P 1875	(62)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24P 1900	(120)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24P 1925	(142)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24P 1950	(96)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24P 1975	(129)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24P 2000	(182)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24P 2025	(187)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24P 2050	(174)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24P 2075	(92)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24C 2175	(10)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24C 2200	(13)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24C 2225	(61)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24C 2250	(51)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24C 2275	(40)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24C 2300	(18)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24C 2325	(11)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24C 2350	(23)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24C 2375	(13)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24C 2400	(10)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24C 2425	(4)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24C 2450	(1)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24C 2475	(0)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24P 1925	(9)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24P 1950	(58)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24P 1975	(92)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24P 2000	(56)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24P 2025	(151)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24P 2050	(245)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24P 2075	(268)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24P 2100	(234)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24P 2125	(416)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24P 2150	(438)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24P 2175	(51)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24P 2200	(251)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24P 2225	(108)	3/6/2024	Short	—	(0.0)%
LEAN HOGS FUTURE Feb24	(653,797)	2/14/2024	Short	—	(8.0)%
LEAN HOGS FUTURE Jul24	(74,745)	7/15/2024	Short	—	(0.9)%
LEAN HOGS FUTURE Jun24	(125,985)	6/14/2024	Short	—	(1.5)%
LIVE CATTLE FUTR Apr24	(255,024)	4/30/2024	Short	—	(3.1)%
LIVE CATTLE FUTR Feb24	(616,047)	2/29/2024	Short	—	(7.5)%
LME LEAD FUTURE Feb24	(34,920)	2/19/2024	Short	—	(0.4)%
LME LEAD FUTURE Jan24	(5,487)	1/15/2024	Short	—	(0.1)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
LME LEAD FUTURE Mar24	(260,923)	3/18/2024	Short	—	(3.2)%
LME NICKEL FUTURE Feb24	(680,437)	2/19/2024	Short	—	(8.3)%
LME NICKEL FUTURE Jul24	(83,877)	7/15/2024	Short	—	(1.0)%
LME NICKEL FUTURE Mar24	(282,280)	3/18/2024	Short	—	(3.4)%
LME PRI ALUM FUTR Feb24	(484,836)	2/19/2024	Short	—	(5.9)%
LME PRI ALUM FUTR Jul24	(161,024)	7/15/2024	Short	—	(2.0)%
LME PRI ALUM FUTR Mar24	(825,346)	3/18/2024	Short	—	(10.0)%
LME TIN FUTURE Feb24	(5,377)	2/19/2024	Short	—	(0.1)%
LME ZINC FUTURE Mar24	(557,864)	3/18/2024	Short	—	(6.8)%
Low Su Gasoil G Feb24	(1,179,594)	2/12/2024	Short	—	(14.3)%
Low Su Gasoil G May24	(152,088)	5/10/2024	Short	—	(1.8)%
MILK FUTURE Feb24	(18,905)	2/27/2024	Short	—	(0.2)%
MILK FUTURE Jan24	(36,579)	1/30/2024	Short	—	(0.4)%
MILL WHEAT EURO Mar24	(71,923)	3/11/2024	Short	—	(0.9)%
NATURAL GAS FUTR Feb24	(938,039)	1/29/2024	Short	—	(11.4)%
NATURAL GAS FUTR May24	(605,156)	4/26/2024	Short	—	(7.4)%
NOKUSD Currency Forward	(89,004)	01/17/2024	Short	—	(1.1)%
NY Harb ULSD Fut Feb24	(495,413)	1/31/2024	Short	—	(6.0)%
NY Harb ULSD Fut May24	(155,023)	4/30/2024	Short	—	(1.9)%
NY Harb ULSD Opt Feb24C 258	(3)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 262	(2)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 263	(2)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 266	(4)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 267	(2)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 268	(1)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 269	(1)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 271	(1)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 272	(2)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 275	(3)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 276	(2)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 278	(1)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 279	(1)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 281	(1)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 282	(1)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 283	(1)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 284	(1)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 285	(0)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 287	(1)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 290	(1)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 291	(1)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 301	(0)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 305	(0)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 306	(0)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 307	(0)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24P 233	(4)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24P 234	(2)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24P 236	(2)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24P 237	(2)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24P 240	(4)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24P 242	(11)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24P 245	(3)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24P 247	(12)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24P 248	(4)	1/26/2024	Short	—	(0.0)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
NY Harb ULSD Opt Feb24P 249	(12)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24P 250	(4)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24P 251	(24)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24P 255	(4)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24P 257	(20)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24P 260	(5)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24P 262	(11)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24P 264	(12)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24P 265	(14)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24P 270	(17)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Mar24C 268	(3)	2/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Mar24C 275	(2)	2/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Mar24C 285	(2)	2/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Mar24C 291	(1)	2/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Mar24P 235	(4)	2/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Mar24P 240	(6)	2/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Mar24P 250	(7)	2/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Mar24P 255	(7)	2/26/2024	Short	—	(0.0)%
NZDUSD Currency Forward	(87,822)	01/17/2024	Short	—	(1.1)%
OAT FUTURE Mar24	(13,024)	3/14/2024	Short	—	(0.2)%
PALLADIUM FUTURE Mar24	(11,227)	3/26/2024	Short	—	(0.1)%
PRIMARY ALUMNM OP Feb24C 2150	(2,077)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24C 2175	(3,141)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24C 2200	(3,975)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24C 2225	(3,184)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24C 2250	(1,207)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24C 2275	(2,342)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24C 2300	(971)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24C 2325	(850)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24C 2350	(720)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24C 2375	(860)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24C 2400	(242)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24C 2425	(158)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24C 2450	(145)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24C 2525	(93)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24P 2025	(29)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24P 2050	(87)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24P 2075	(80)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24P 2100	(164)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24P 2125	(208)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24P 2150	(109)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24P 2175	(110)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24P 2200	(202)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24P 2225	(263)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24P 2250	(104)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24P 2275	(128)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24P 2325	(194)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Jan24C 2200	(606)	1/3/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Jan24C 2225	(3,156)	1/3/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Jan24C 2250	(4,992)	1/3/2024	Short	—	(0.1)%
PRIMARY ALUMNM OP Jan24C 2275	(2,788)	1/3/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Jan24C 2300	(2,262)	1/3/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Jan24C 2325	(1,472)	1/3/2024	Short	—	(0.0)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
PRIMARY ALUMNM OP Jan24C 2350	(395)	1/3/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Jan24C 2375	(86)	1/3/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Jan24P 2125	(5)	1/3/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Jan24P 2150	(10)	1/3/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Jan24P 2175	(28)	1/3/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Jan24P 2200	(21)	1/3/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Jan24P 2225	(27)	1/3/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Jan24P 2250	(14)	1/3/2024	Short	—	(0.0)%
RAPESEED EURO Feb24	(22,628)	1/31/2024	Short	—	(0.3)%
RAPESEED EURO May24	(8,233)	4/30/2024	Short	—	(0.1)%
RED WHEAT FUT MGE Mar24	(186)	3/14/2024	Short	—	(0.0)%
SEKUSD Currency Forward	(142,307)	01/17/2024	Short	—	(1.7)%
SILVER FUTURE Mar24	(22,477)	3/26/2024	Short	—	(0.3)%
SOYBEAN FUT OPTN Mar24C 1350	(4)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24C 1360	(17)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24C 1370	(2)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24C 1380	(7)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24C 1390	(2)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24C 1400	(9)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24C 1410	(1)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24C 1420	(7)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24C 1430	(1)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24C 1440	(3)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24C 1450	(1)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24C 1460	(1)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24C 1480	(1)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24C 1500	(1)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24P 1240	(11)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24P 1250	(2)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24P 1260	(26)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24P 1270	(10)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24P 1280	(28)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24P 1290	(18)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24P 1300	(77)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24P 1310	(12)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24P 1320	(69)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24P 1330	(5)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24P 1340	(72)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24P 1360	(45)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24P 1380	(20)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN May24C 1360	(18)	4/26/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN May24C 1420	(11)	4/26/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN May24P 1240	(11)	4/26/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN May24P 1260	(9)	4/26/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN May24P 1280	(6)	4/26/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN May24P 1300	(25)	4/26/2024	Short	—	(0.0)%
SOYBEAN FUTURE Mar24	(1,795,313)	3/14/2024	Short	—	(21.8)%
SOYBEAN MEAL FUTR Mar24	(455,065)	3/14/2024	Short	—	(5.5)%
SOYBEAN OIL FUTR Mar24	(505,948)	3/14/2024	Short	—	(6.2)%
SUGAR #11 (WORLD) Jul24	(207,293)	6/28/2024	Short	—	(2.5)%
SUGAR #11 (WORLD) Mar24	(1,045,204)	2/29/2024	Short	—	(12.7)%
SX5E 12/29/23 C4525	(561)	12/29/2023	Short	—	(0.0)%
TTF NAT GAS F Feb24	(6,151)	1/30/2024	Short	—	(0.1)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
TTF NAT GAS F Mar24	(2,237)	2/28/2024	Short	—	(0.0)%
TWDUSD Currency Forward	(35,287)	01/18/2024	Short	—	(0.4)%
UK Natural Gas FutFeb24	(6,676)	1/30/2024	Short	—	(0.1)%
UK Natural Gas FutMar24	(2,387)	2/28/2024	Short	—	(0.0)%
WHEAT FUTURE(CBT) Mar24	(499,127)	3/14/2024	Short	—	(6.1)%
WHEAT FUTURE(CBT) May24	(161,670)	5/14/2024	Short	—	(2.0)%
WHITE SUGAR (ICE) Mar24	(144,847)	2/14/2024	Short	—	(1.8)%
WHITE SUGAR (ICE) May24	(18,359)	4/15/2024	Short	—	(0.2)%
WTI CRUDE FUTURE Jun24	(320,860)	5/21/2024	Short	—	(3.9)%
WTI CRUDE FUTURE Mar24	(1,394,718)	2/20/2024	Short	—	(17.0)%
ZINC SPT OP (LME) Feb24C 2475	(3,357)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24C 2500	(4,051)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24C 2525	(887)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24C 2575	(2,988)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24C 2600	(4,129)	2/7/2024	Short	—	(0.1)%
ZINC SPT OP (LME) Feb24C 2650	(1,424)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24C 2675	(739)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24C 2700	(642)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24C 2725	(658)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24C 2750	(500)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24C 2775	(215)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24C 2825	(174)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24P 2250	(44)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24P 2275	(139)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24P 2300	(38)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24P 2350	(213)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24P 2375	(377)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24P 2400	(161)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24P 2425	(199)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24P 2450	(210)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24P 2475	(270)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24P 2500	(312)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24P 2525	(347)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24P 2550	(202)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24P 2600	(235)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24C 2525	(516)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24C 2550	(1,664)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24C 2600	(1,486)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24C 2625	(1,210)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24C 2650	(503)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24C 2675	(448)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24C 2700	(199)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24C 2725	(118)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24C 2750	(77)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24C 2775	(10)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24C 2800	(14)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24C 2825	(3)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24P 2350	(0)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24P 2375	(0)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24P 2400	(1)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24P 2425	(4)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24P 2450	(5)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24P 2475	(4)	1/3/2024	Short	—	(0.0)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
ZINC SPT OP (LME) Jan24P 2500	(39)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24P 2525	(35)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24P 2550	(57)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24P 2600	(60)	1/3/2024	Short	—	(0.0)%
Total	8,221,043			—	100.0%

*	The following table shows the individual positions and related values of the securities within the VMACBTRS basket.

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
COFFEE ‘C’ FUTURE Mar24	$568,254	3/18/2024	Long	—	11.5%
COFFEE ‘C’ FUTURE May24	101,149	5/20/2024	Long	—	2.0%
COPPER LME OPT Jan24P 7725	0	1/3/2024	Long	—	0.0%
COTTON NO.2 FUTR May24	9,164	5/8/2024	Long	—	0.2%
CRUDE OIL OPT IPE Apr24C 101	142	2/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Apr24C 102	67	2/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Apr24C 103	64	2/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Apr24C 104	300	2/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Apr24C 105	112	2/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Apr24C 106	105	2/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Apr24C 107	49	2/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Apr24C 110	41	2/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Apr24C 111	38	2/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Apr24C 113	38	2/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Apr24C 115	34	2/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Apr24C 120	53	2/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Apr24C 125	23	2/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Apr24C 102.5	64	2/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Apr24P 35	1,265	2/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Apr24P 39	723	2/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Apr24P 40	121	2/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Apr24P 41	151	2/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Jun24C 102	168	4/25/2024	Long	—	0.0%
CRUDE OIL OPT IPE Jun24C 102.5	161	4/25/2024	Long	—	0.0%
CRUDE OIL OPT IPE Jun24P 37	719	4/25/2024	Long	—	0.0%
CRUDE OIL OPT IPE Mar24C 103	26	1/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Mar24C 104	26	1/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Mar24C 109	38	1/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Mar24C 111	56	1/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Mar24C 112	94	1/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Mar24C 113	19	1/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Mar24C 114	15	1/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Mar24C 120	23	1/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Mar24C 125	68	1/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Mar24C 130	11	1/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Mar24C 102.5	30	1/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Mar24C 115.5	15	1/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Mar24P 37	60	1/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Mar24P 40	181	1/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Mar24P 41	242	1/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Mar24P 42	30	1/26/2024	Long	—	0.0%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
CRUDE OIL OPT IPE Mar24P 45	211	1/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE Mar24P 46	30	1/26/2024	Long	—	0.0%
CRUDE OIL OPT IPE May24C 95	404	3/25/2024	Long	—	0.0%
CRUDE OIL OPT IPE May24C 96	366	3/25/2024	Long	—	0.0%
CRUDE OIL OPT IPE May24C 97	168	3/25/2024	Long	—	0.0%
CRUDE OIL OPT IPE May24C 98	307	3/25/2024	Long	—	0.0%
CRUDE OIL OPT IPE May24C 99	415	3/25/2024	Long	—	0.0%
CRUDE OIL OPT IPE May24C 100	131	3/25/2024	Long	—	0.0%
CRUDE OIL OPT IPE May24C 101	120	3/25/2024	Long	—	0.0%
CRUDE OIL OPT IPE May24C 104	97	3/25/2024	Long	—	0.0%
CRUDE OIL OPT IPE May24C 105	90	3/25/2024	Long	—	0.0%
CRUDE OIL OPT IPE May24C 92.5	262	3/25/2024	Long	—	0.0%
CRUDE OIL OPT IPE May24C 93.5	235	3/25/2024	Long	—	0.0%
CRUDE OIL OPT IPE May24C 94.5	213	3/25/2024	Long	—	0.0%
CRUDE OIL OPT IPE May24C 95.5	191	3/25/2024	Long	—	0.0%
CRUDE OIL OPT IPE May24C 97.5	161	3/25/2024	Long	—	0.0%
CRUDE OIL OPT IPE May24P 30	240	3/25/2024	Long	—	0.0%
CRUDE OIL OPT IPE May24P 35	3,062	3/25/2024	Long	—	0.1%
GOLD 100 OZ FUTR Apr24	933,812	4/26/2024	Long	—	18.9%
GOLD 100 OZ FUTR Aug24	460,495	8/28/2024	Long	—	9.3%
GOLD 100 OZ FUTR Feb24	219,831	2/27/2024	Long	—	4.4%
GOLD 100 OZ FUTR Jun24	1,346,284	6/26/2024	Long	—	27.2%
GOLD FUT OPT(CMX) Apr24C 2250	335	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2255	322	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2265	599	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2275	557	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2280	268	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2285	260	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2290	748	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2295	482	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2300	233	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2305	897	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2310	654	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2315	419	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2320	203	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2325	195	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2345	344	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2350	166	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2360	466	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2370	290	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2375	281	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2380	136	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2400	120	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2430	202	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24C 2440	97	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24P 1790	23	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24P 1800	25	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24P 1810	27	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24P 1815	29	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24P 1820	157	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24P 1825	33	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24P 1830	71	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24P 1835	38	3/25/2024	Long	—	0.0%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
GOLD FUT OPT(CMX) Apr24P 1845	40	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24P 1855	46	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24P 1885	68	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24P 1895	240	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Apr24P 1905	16	3/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24C 2150	153	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24C 2175	378	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24C 2185	43	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24C 2200	146	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24C 2220	43	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24C 2225	81	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24C 2230	1	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24C 2245	1	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24C 2250	55	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24C 2255	122	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24C 2265	15	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24C 2270	33	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24C 2275	44	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24C 2285	77	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24C 2290	96	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24C 2295	157	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24C 2300	17	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24C 2325	90	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1685	12	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1690	4	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1700	2	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1705	3	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1720	2	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1725	4	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1730	4	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1735	4	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1740	4	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1745	8	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1775	4	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1780	4	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1785	4	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1790	38	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1795	17	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1800	19	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1805	11	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1810	8	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1815	6	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1825	7	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1835	13	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1845	17	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Feb24P 1855	0	1/25/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Jun24C 2475	224	5/28/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Jun24C 2525	180	5/28/2024	Long	—	0.0%
GOLD FUT OPT(CMX) Jun24P 1885	4	5/28/2024	Long	—	0.0%
LEAD LME SPOT OPT Jan24C 2200	0	1/3/2024	Long	—	0.0%
LEAD LME SPOT OPT Jan24C 2225	0	1/3/2024	Long	—	0.0%
LEAD LME SPOT OPT Jan24C 2250	0	1/3/2024	Long	—	0.0%
LEAD LME SPOT OPT Jan24C 2275	0	1/3/2024	Long	—	0.0%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
LEAD LME SPOT OPT Jan24C 2300	0	1/3/2024	Long	—	0.0%
LEAD LME SPOT OPT Jan24C 2325	0	1/3/2024	Long	—	0.0%
LEAD LME SPOT OPT Jan24C 2350	0	1/3/2024	Long	—	0.0%
LEAD LME SPOT OPT Jan24C 2375	0	1/3/2024	Long	—	0.0%
LEAD LME SPOT OPT Jan24C 2400	0	1/3/2024	Long	—	0.0%
LEAD LME SPOT OPT Jan24P 1900	0	1/3/2024	Long	—	0.0%
LME COPPER FUTURE Feb24	449,656	2/19/2024	Long	—	9.1%
LME COPPER FUTURE Jan24	2,005,317	1/15/2024	Long	—	40.6%
LME LEAD FUTURE Jun24	864	6/17/2024	Long	—	0.0%
LME PRI ALUM FUTR Feb24	152,218	2/19/2024	Long	—	3.1%
LME PRI ALUM FUTR Jan24	266,005	1/15/2024	Long	—	5.4%
LME ZINC FUTURE Feb24	158,262	2/19/2024	Long	—	3.2%
LME ZINC FUTURE Jan24	160,884	1/15/2024	Long	—	3.3%
ZINC SPT OP (LME) Jan24P 2325	0	1/3/2024	Long	—	0.0%
BRENT CRUDE FUTR Apr24	(108,466)	2/29/2024	Short	—	(2.2)%
BRENT CRUDE FUTR Mar24	(43,392)	1/31/2024	Short	—	(0.9)%
COFFEE ‘C’ FUT OP Mar24C 155	(50)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24C 160	(53)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24C 165	(120)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24C 170	(56)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24C 175	(52)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24C 180	(57)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24C 185	(14)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24C 190	(3)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24C 157.5	(66)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24C 162.5	(91)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24C 167.5	(79)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24C 172.5	(66)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24C 177.5	(62)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24C 182.5	(18)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24C 187.5	(10)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24C 192.5	(4)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24P 135	(1)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24P 140	(1)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24P 145	(2)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24P 150	(3)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24P 155	(2)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24P 160	(2)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24P 170	(1)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24P 132.5	(0)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24P 137.5	(1)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24P 142.5	(1)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24P 147.5	(2)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24P 152.5	(1)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24P 157.5	(3)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP Mar24P 162.5	(0)	2/9/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 180	(10)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 185	(13)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 190	(15)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 195	(13)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 200	(19)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 205	(5)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 210	(5)	4/12/2024	Short	—	(0.0)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
COFFEE ‘C’ FUT OP May24C 215	(4)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 220	(1)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 230	(1)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 177.5	(29)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 182.5	(20)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 187.5	(12)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 192.5	(19)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 197.5	(14)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 202.5	(4)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 207.5	(6)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 212.5	(3)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 217.5	(1)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 222.5	(2)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24C 227.5	(1)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24P 150	(4)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24P 155	(6)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24P 165	(11)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24P 170	(17)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24P 175	(8)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24P 180	(6)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24P 185	(6)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24P 190	(3)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24P 152.5	(4)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24P 157.5	(7)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24P 162.5	(12)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24P 167.5	(13)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24P 172.5	(4)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24P 177.5	(7)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24P 182.5	(12)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24P 187.5	(3)	4/12/2024	Short	—	(0.0)%
COFFEE ‘C’ FUT OP May24P 192.5	(4)	4/12/2024	Short	—	(0.0)%
COPPER LME OPT Feb24C 8425	(2,410)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24C 8475	(6,285)	2/7/2024	Short	—	(0.1)%
COPPER LME OPT Feb24C 8500	(4,214)	2/7/2024	Short	—	(0.1)%
COPPER LME OPT Feb24C 8600	(3,230)	2/7/2024	Short	—	(0.1)%
COPPER LME OPT Feb24C 8625	(1,351)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24C 8675	(1,557)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24C 8700	(6,020)	2/7/2024	Short	—	(0.1)%
COPPER LME OPT Feb24C 8725	(7,036)	2/7/2024	Short	—	(0.1)%
COPPER LME OPT Feb24C 8800	(788)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24C 8850	(2,034)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24C 8875	(837)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24C 8925	(725)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24C 8950	(2,065)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24C 8975	(1,374)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24C 9025	(552)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24P 7925	(376)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24P 7975	(886)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24P 8000	(1,402)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24P 8075	(1,217)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24P 8100	(583)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24P 8150	(2,164)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24P 8200	(4,811)	2/7/2024	Short	—	(0.1)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
COPPER LME OPT Feb24P 8225	(1,634)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24P 8250	(903)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24P 8300	(2,257)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24P 8325	(2,153)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Feb24P 8400	(2,549)	2/7/2024	Short	—	(0.1)%
COPPER LME OPT Feb24P 8425	(2,663)	2/7/2024	Short	—	(0.1)%
COPPER LME OPT Feb24P 8450	(2,763)	2/7/2024	Short	—	(0.1)%
COPPER LME OPT Feb24P 8550	(1,606)	2/7/2024	Short	—	(0.0)%
COPPER LME OPT Jan24C 8150	(3,245)	1/3/2024	Short	—	(0.1)%
COPPER LME OPT Jan24C 8275	(6,227)	1/3/2024	Short	—	(0.1)%
COPPER LME OPT Jan24C 8300	(2,058)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24C 8325	(5,001)	1/3/2024	Short	—	(0.1)%
COPPER LME OPT Jan24C 8350	(2,990)	1/3/2024	Short	—	(0.1)%
COPPER LME OPT Jan24C 8375	(3,551)	1/3/2024	Short	—	(0.1)%
COPPER LME OPT Jan24C 8425	(688)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24C 8450	(644)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24C 8475	(2,690)	1/3/2024	Short	—	(0.1)%
COPPER LME OPT Jan24C 8500	(366)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24C 8525	(1,311)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24C 8550	(1,679)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24C 8575	(440)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24C 8600	(202)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24C 8625	(130)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24C 8650	(217)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24C 8675	(227)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24C 8700	(128)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24C 8725	(51)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24C 8850	(15)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 7800	(0)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 7825	(0)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 7850	(0)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 7900	(0)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 7925	(1)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 7950	(1)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 8025	(4)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 8050	(8)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 8075	(3)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 8100	(8)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 8125	(17)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 8150	(37)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 8200	(14)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 8225	(37)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 8250	(22)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 8275	(36)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 8300	(141)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 8325	(63)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 8350	(246)	1/3/2024	Short	—	(0.0)%
COPPER LME OPT Jan24P 8500	(424)	1/3/2024	Short	—	(0.0)%
CORN FUTURE Mar24	(313,112)	3/14/2024	Short	—	(6.3)%
CORN FUTURE May24	(67,090)	5/14/2024	Short	—	(1.4)%
CORN FUTURE OPTN Mar24C 490	(1)	2/23/2024	Short	—	(0.0)%
CORN FUTURE OPTN Mar24C 500	(3)	2/23/2024	Short	—	(0.0)%
CORN FUTURE OPTN Mar24C 510	(7)	2/23/2024	Short	—	(0.0)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
CORN FUTURE OPTN Mar24C 520	(4)	2/23/2024	Short	—	(0.0)%
CORN FUTURE OPTN Mar24C 530	(3)	2/23/2024	Short	—	(0.0)%
CORN FUTURE OPTN Mar24C 540	(2)	2/23/2024	Short	—	(0.0)%
CORN FUTURE OPTN Mar24C 550	(1)	2/23/2024	Short	—	(0.0)%
CORN FUTURE OPTN Mar24C 560	(0)	2/23/2024	Short	—	(0.0)%
CORN FUTURE OPTN Mar24P 450	(6)	2/23/2024	Short	—	(0.0)%
CORN FUTURE OPTN Mar24P 460	(28)	2/23/2024	Short	—	(0.0)%
CORN FUTURE OPTN Mar24P 470	(40)	2/23/2024	Short	—	(0.0)%
CORN FUTURE OPTN Mar24P 480	(61)	2/23/2024	Short	—	(0.0)%
CORN FUTURE OPTN Mar24P 490	(76)	2/23/2024	Short	—	(0.0)%
CORN FUTURE OPTN Mar24P 500	(34)	2/23/2024	Short	—	(0.0)%
CORN FUTURE OPTN Mar24P 510	(6)	2/23/2024	Short	—	(0.0)%
CORN FUTURE OPTN May24C 500	(16)	4/26/2024	Short	—	(0.0)%
CORN FUTURE OPTN May24C 510	(26)	4/26/2024	Short	—	(0.0)%
CORN FUTURE OPTN May24C 520	(20)	4/26/2024	Short	—	(0.0)%
CORN FUTURE OPTN May24C 530	(17)	4/26/2024	Short	—	(0.0)%
CORN FUTURE OPTN May24C 540	(12)	4/26/2024	Short	—	(0.0)%
CORN FUTURE OPTN May24C 550	(4)	4/26/2024	Short	—	(0.0)%
CORN FUTURE OPTN May24P 450	(12)	4/26/2024	Short	—	(0.0)%
CORN FUTURE OPTN May24P 460	(47)	4/26/2024	Short	—	(0.0)%
CORN FUTURE OPTN May24P 470	(18)	4/26/2024	Short	—	(0.0)%
CORN FUTURE OPTN May24P 480	(55)	4/26/2024	Short	—	(0.0)%
CORN FUTURE OPTN May24P 490	(44)	4/26/2024	Short	—	(0.0)%
COTTON NO.2 FUTR Mar24	(163,594)	3/6/2024	Short	—	(3.3)%
COTTON OPTION Mar24C 82	(6)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24C 83	(1)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24C 84	(3)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24C 85	(1)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24C 86	(2)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24C 87	(1)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24C 88	(2)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24C 89	(2)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24C 90	(1)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24C 91	(1)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24C 92	(1)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24C 93	(1)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24C 94	(0)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24C 95	(0)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24C 96	(0)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24C 97	(0)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24C 98	(0)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24C 99	(0)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24P 72	(0)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24P 74	(1)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24P 75	(0)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24P 76	(3)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24P 77	(2)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24P 78	(3)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24P 79	(10)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24P 80	(16)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24P 81	(12)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24P 82	(16)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24P 83	(8)	2/9/2024	Short	—	(0.0)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
COTTON OPTION Mar24P 84	(15)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24P 85	(21)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24P 86	(28)	2/9/2024	Short	—	(0.0)%
COTTON OPTION Mar24P 87	(11)	2/9/2024	Short	—	(0.0)%
COTTON OPTION May24C 83	(19)	4/12/2024	Short	—	(0.0)%
COTTON OPTION May24C 84	(16)	4/12/2024	Short	—	(0.0)%
COTTON OPTION May24C 85	(18)	4/12/2024	Short	—	(0.0)%
COTTON OPTION May24C 86	(2)	4/12/2024	Short	—	(0.0)%
COTTON OPTION May24C 87	(8)	4/12/2024	Short	—	(0.0)%
COTTON OPTION May24C 88	(13)	4/12/2024	Short	—	(0.0)%
COTTON OPTION May24C 89	(6)	4/12/2024	Short	—	(0.0)%
COTTON OPTION May24C 90	(9)	4/12/2024	Short	—	(0.0)%
COTTON OPTION May24C 92	(1)	4/12/2024	Short	—	(0.0)%
COTTON OPTION May24P 73	(1)	4/12/2024	Short	—	(0.0)%
COTTON OPTION May24P 74	(8)	4/12/2024	Short	—	(0.0)%
COTTON OPTION May24P 75	(7)	4/12/2024	Short	—	(0.0)%
COTTON OPTION May24P 76	(9)	4/12/2024	Short	—	(0.0)%
COTTON OPTION May24P 77	(3)	4/12/2024	Short	—	(0.0)%
COTTON OPTION May24P 78	(17)	4/12/2024	Short	—	(0.0)%
COTTON OPTION May24P 79	(13)	4/12/2024	Short	—	(0.0)%
COTTON OPTION May24P 80	(14)	4/12/2024	Short	—	(0.0)%
COTTON OPTION May24P 81	(4)	4/12/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Apr24C 84	(2,117)	2/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Apr24C 87	(1,446)	2/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Apr24C 82.5	(2,558)	2/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Apr24C 88.5	(1,115)	2/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Apr24P 73.5	(4,885)	2/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Apr24P 77.5	(6,857)	2/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Apr24P 74.75	(5,778)	2/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Apr24P 78.75	(7,795)	2/26/2024	Short	—	(0.2)%
CRUDE OIL OPT IPE Mar24C 77	(3,631)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24C 79	(5,204)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24C 80	(2,174)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 81	(1,403)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 82	(5,187)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24C 83	(3,322)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24C 84	(919)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 85	(1,508)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 90	(329)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 77.5	(3,493)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24C 81.5	(2,922)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24C 83.5	(1,007)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 84.5	(1,603)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 85.5	(1,180)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 86.5	(593)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 88.5	(409)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 89.5	(371)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 90.5	(327)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 76.25	(4,441)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24C 77.25	(3,724)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24C 79.25	(4,403)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24C 80.25	(2,015)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 80.75	(3,374)	1/26/2024	Short	—	(0.1)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
CRUDE OIL OPT IPE Mar24C 81.25	(1,623)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 82.75	(1,168)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 84.25	(1,635)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 84.75	(675)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 85.75	(675)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 86.25	(556)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 88.75	(406)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24C 91.25	(282)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24P 69	(984)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24P 72	(3,028)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24P 73	(6,007)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24P 75	(2,683)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24P 76	(4,079)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24P 77	(4,034)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24P 78	(4,035)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24P 79	(5,882)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24P 68.5	(1,708)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24P 69.5	(1,021)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24P 71.1	(1,400)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24P 71.5	(1,608)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24P 72.5	(3,744)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24P 73.5	(2,663)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24P 74.5	(13,189)	1/26/2024	Short	—	(0.3)%
CRUDE OIL OPT IPE Mar24P 76.5	(3,062)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24P 80.5	(7,183)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24P 70.75	(1,351)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24P 71.75	(1,584)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24P 72.75	(1,686)	1/26/2024	Short	—	(0.0)%
CRUDE OIL OPT IPE Mar24P 73.25	(2,507)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24P 74.25	(5,466)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24P 74.75	(3,328)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24P 75.25	(8,259)	1/26/2024	Short	—	(0.2)%
CRUDE OIL OPT IPE Mar24P 76.25	(3,469)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24P 77.25	(3,489)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24P 77.75	(12,193)	1/26/2024	Short	—	(0.2)%
CRUDE OIL OPT IPE Mar24P 78.25	(5,253)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24P 78.75	(5,481)	1/26/2024	Short	—	(0.1)%
CRUDE OIL OPT IPE Mar24P 79.25	(5,978)	1/26/2024	Short	—	(0.1)%
GOLD 100 OZ FUTR Oct24	(4,304)	10/29/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Apr24C 2010	(1,688)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2015	(1,700)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2020	(1,596)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2025	(3,194)	3/25/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Apr24C 2035	(1,484)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2045	(2,721)	3/25/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Apr24C 2050	(1,301)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2055	(1,274)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2065	(2,260)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2070	(1,028)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2075	(5,042)	3/25/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Apr24C 2080	(5,768)	3/25/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Apr24C 2085	(1,872)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2090	(867)	3/25/2024	Short	—	(0.0)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
GOLD FUT OPT(CMX) Apr24C 2095	(1,970)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2100	(958)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2105	(2,496)	3/25/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Apr24C 2110	(2,297)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2115	(3,529)	3/25/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Apr24C 2120	(3,027)	3/25/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Apr24C 2130	(1,932)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2135	(743)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2140	(701)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2145	(656)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2155	(605)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2165	(1,069)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2170	(1,032)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2175	(1,532)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2180	(2,312)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2185	(881)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2190	(881)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2200	(379)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2205	(1,143)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2210	(352)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2215	(1,707)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2220	(362)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2225	(308)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24C 2235	(571)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1840	(2)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1850	(3)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1860	(90)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1865	(173)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1870	(156)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1875	(115)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1880	(61)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1890	(157)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1900	(72)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1910	(270)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1915	(287)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1920	(107)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1925	(323)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1930	(114)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1935	(125)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1945	(292)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1950	(597)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1955	(307)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1960	(520)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1965	(915)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1970	(399)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1975	(683)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1985	(260)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1990	(255)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 1995	(1,132)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 2000	(856)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 2005	(1,010)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Apr24P 2015	(691)	3/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2085	(1,712)	7/25/2024	Short	—	(0.0)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
GOLD FUT OPT(CMX) Aug24C 2100	(1,603)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2105	(1,551)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2110	(1,498)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2115	(1,485)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2120	(6,105)	7/25/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Aug24C 2125	(2,893)	7/25/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Aug24C 2130	(1,356)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2135	(1,345)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2140	(2,671)	7/25/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Aug24C 2145	(2,664)	7/25/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Aug24C 2150	(5,257)	7/25/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Aug24C 2155	(2,419)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2160	(3,691)	7/25/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Aug24C 2165	(2,372)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2170	(4,763)	7/25/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Aug24C 2175	(2,302)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2180	(3,548)	7/25/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Aug24C 2185	(2,333)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2190	(2,299)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2200	(3,168)	7/25/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Aug24C 2210	(2,118)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2215	(2,156)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2220	(3,021)	7/25/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Aug24C 2225	(1,930)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2230	(951)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2235	(1,809)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2245	(2,777)	7/25/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Aug24C 2250	(833)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2255	(1,744)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2260	(1,588)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2265	(2,363)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2270	(1,647)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2275	(750)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2280	(2,237)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2285	(2,197)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2290	(3,616)	7/25/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Aug24C 2295	(763)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2300	(668)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24C 2305	(712)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1880	(258)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1890	(286)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1900	(308)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1905	(1,298)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1910	(684)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1915	(1,041)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1920	(1,071)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1925	(1,526)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1930	(1,196)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1935	(883)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1940	(418)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1945	(445)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1950	(1,012)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1955	(999)	7/25/2024	Short	—	(0.0)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
GOLD FUT OPT(CMX) Aug24P 1960	(1,110)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1965	(1,680)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1970	(1,036)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1975	(1,833)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1980	(1,314)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1985	(1,148)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1990	(549)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 1995	(587)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 2000	(1,180)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 2005	(1,989)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 2010	(672)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 2015	(1,990)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 2020	(2,056)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 2025	(4,228)	7/25/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Aug24P 2030	(1,507)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 2035	(2,404)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 2045	(2,726)	7/25/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Aug24P 2050	(901)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 2055	(1,821)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 2060	(2,858)	7/25/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Aug24P 2065	(1,931)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 2070	(2,167)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Aug24P 2080	(2,196)	7/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2045	(670)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2050	(621)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2070	(465)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2075	(448)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2085	(741)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2095	(315)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2100	(1,774)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2105	(541)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2110	(755)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2115	(135)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2120	(134)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2125	(195)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2130	(74)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2135	(165)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2140	(442)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2145	(284)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2155	(105)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2160	(102)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2165	(64)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2170	(284)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2190	(286)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2195	(3)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2205	(47)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2210	(156)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2215	(213)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2235	(25)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2240	(58)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2260	(33)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2280	(29)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2320	(44)	1/25/2024	Short	—	(0.0)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
GOLD FUT OPT(CMX) Feb24C 2330	(41)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2340	(19)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2350	(56)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2360	(17)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24C 2380	(16)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1865	(8)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1870	(8)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1875	(30)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1880	(49)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1885	(20)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1890	(30)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1895	(37)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1900	(43)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1905	(33)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1910	(23)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1915	(26)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1920	(24)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1925	(28)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1930	(31)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1935	(34)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1940	(37)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1945	(41)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1960	(28)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1965	(33)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1970	(73)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1975	(83)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1980	(48)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1985	(380)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1990	(255)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 1995	(72)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 2000	(156)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 2005	(182)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 2010	(99)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 2015	(344)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 2020	(259)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 2040	(426)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 2045	(699)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 2055	(579)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 2060	(318)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 2065	(350)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Feb24P 2075	(421)	1/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 1950	(9,283)	5/28/2024	Short	—	(0.2)%
GOLD FUT OPT(CMX) Jun24C 1955	(3,038)	5/28/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Jun24C 1970	(3,204)	5/28/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Jun24C 1980	(2,733)	5/28/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Jun24C 1985	(2,747)	5/28/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Jun24C 1995	(5,148)	5/28/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Jun24C 2000	(2,419)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2005	(2,289)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2010	(2,374)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2035	(4,502)	5/28/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Jun24C 2040	(2,062)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2045	(7,437)	5/28/2024	Short	—	(0.2)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
GOLD FUT OPT(CMX) Jun24C 2050	(1,944)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2055	(4,941)	5/28/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Jun24C 2060	(3,237)	5/28/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Jun24C 2065	(5,017)	5/28/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Jun24C 2070	(7,570)	5/28/2024	Short	—	(0.2)%
GOLD FUT OPT(CMX) Jun24C 2075	(4,316)	5/28/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Jun24C 2080	(4,311)	5/28/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Jun24C 2085	(3,397)	5/28/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Jun24C 2090	(2,918)	5/28/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Jun24C 2095	(8,660)	5/28/2024	Short	—	(0.2)%
GOLD FUT OPT(CMX) Jun24C 2100	(1,693)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2105	(2,454)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2115	(1,114)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2120	(1,073)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2125	(1,342)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2130	(993)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2145	(3,206)	5/28/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Jun24C 2150	(3,235)	5/28/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Jun24C 2155	(2,152)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2160	(1,965)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2165	(3,795)	5/28/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Jun24C 2170	(1,846)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2175	(884)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2180	(3,166)	5/28/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Jun24C 2185	(833)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2195	(2,475)	5/28/2024	Short	—	(0.1)%
GOLD FUT OPT(CMX) Jun24C 2200	(772)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2205	(1,433)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2220	(659)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2225	(646)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2240	(586)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24C 2295	(560)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1770	(59)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1775	(62)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1780	(66)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1785	(65)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1790	(72)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1800	(86)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1805	(89)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1810	(88)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1820	(189)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1825	(98)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1830	(110)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1850	(549)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1860	(398)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1865	(410)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1870	(1,162)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1875	(307)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1880	(494)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1890	(870)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1895	(887)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1900	(175)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1905	(615)	5/28/2024	Short	—	(0.0)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
GOLD FUT OPT(CMX) Jun24P 1910	(630)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1940	(1,188)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1950	(581)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1955	(905)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1960	(2,227)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1965	(986)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1970	(1,055)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1980	(782)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1985	(800)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1990	(781)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 1995	(425)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 2000	(1,197)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 2005	(486)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Jun24P 2090	(1,216)	5/28/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Oct24C 2230	(1,155)	9/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Oct24C 2255	(1,009)	9/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Oct24C 2350	(772)	9/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Oct24C 2380	(684)	9/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Oct24P 1985	(776)	9/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Oct24P 2000	(865)	9/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Oct24P 2090	(1,260)	9/25/2024	Short	—	(0.0)%
GOLD FUT OPT(CMX) Oct24P 2115	(1,392)	9/25/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Apr24C 2225	(23)	4/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Apr24C 2250	(11)	4/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Apr24C 2275	(8)	4/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Apr24C 2300	(13)	4/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Apr24C 2325	(6)	4/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Apr24C 2350	(18)	4/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Apr24C 2375	(4)	4/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Apr24C 2400	(6)	4/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Apr24C 2475	(3)	4/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Apr24P 2000	(26)	4/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Apr24P 2025	(61)	4/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Apr24P 2050	(38)	4/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Apr24P 2075	(94)	4/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Apr24P 2100	(98)	4/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Apr24P 2125	(174)	4/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Apr24P 2150	(61)	4/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Apr24P 2175	(126)	4/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Apr24P 2225	(160)	4/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Feb24C 2175	(4)	2/7/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Feb24C 2200	(10)	2/7/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Feb24C 2225	(5)	2/7/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Feb24C 2250	(10)	2/7/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Feb24C 2275	(2)	2/7/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Feb24C 2325	(2)	2/7/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Feb24C 2350	(1)	2/7/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Feb24C 2375	(1)	2/7/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Feb24C 2400	(1)	2/7/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Feb24P 1925	(12)	2/7/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Feb24P 1950	(17)	2/7/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Feb24P 1975	(32)	2/7/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Feb24P 2000	(42)	2/7/2024	Short	—	(0.0)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
LEAD LME SPOT OPT Feb24P 2050	(67)	2/7/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Feb24P 2075	(45)	2/7/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Feb24P 2100	(164)	2/7/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Feb24P 2125	(69)	2/7/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jan24C 2150	(0)	1/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jan24C 2175	(0)	1/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jan24P 1925	(0)	1/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jan24P 1950	(0)	1/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jan24P 1975	(1)	1/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jan24P 2000	(7)	1/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jan24P 2025	(3)	1/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jan24P 2050	(8)	1/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jan24P 2075	(76)	1/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jan24P 2100	(27)	1/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jan24P 2125	(29)	1/3/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24C 2100	(39)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24C 2125	(180)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24C 2150	(193)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24C 2175	(85)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24C 2200	(27)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24C 2225	(113)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24C 2250	(102)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24C 2275	(90)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24C 2300	(30)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24C 2325	(13)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24C 2350	(20)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24P 1875	(58)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24P 1900	(111)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24P 1925	(132)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24P 1950	(89)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24P 1975	(120)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24P 2000	(169)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24P 2025	(174)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24P 2050	(161)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Jun24P 2075	(85)	6/5/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24C 2175	(10)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24C 2200	(12)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24C 2225	(56)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24C 2250	(47)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24C 2275	(37)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24C 2300	(17)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24C 2325	(10)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24C 2350	(21)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24C 2375	(12)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24C 2400	(9)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24C 2425	(4)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24C 2450	(1)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24C 2475	(0)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24P 1925	(8)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24P 1950	(54)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24P 1975	(86)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24P 2000	(52)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24P 2025	(140)	3/6/2024	Short	—	(0.0)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
LEAD LME SPOT OPT Mar24P 2050	(227)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24P 2075	(248)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24P 2100	(217)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24P 2125	(386)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24P 2150	(406)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24P 2175	(48)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24P 2200	(233)	3/6/2024	Short	—	(0.0)%
LEAD LME SPOT OPT Mar24P 2225	(100)	3/6/2024	Short	—	(0.0)%
LME LEAD FUTURE Apr24	(6,978)	4/15/2024	Short	—	(0.1)%
LME LEAD FUTURE Feb24	(6,822)	2/19/2024	Short	—	(0.1)%
LME LEAD FUTURE Jan24	(5,091)	1/15/2024	Short	—	(0.1)%
LME LEAD FUTURE Mar24	(23,320)	3/18/2024	Short	—	(0.5)%
NY Harb ULSD Fut Feb24	(59,225)	1/31/2024	Short	—	(1.2)%
NY Harb ULSD Fut Mar24	(7,328)	2/29/2024	Short	—	(0.1)%
NY Harb ULSD Opt Feb24C 258	(3)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 262	(2)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 263	(2)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 266	(3)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 267	(1)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 268	(1)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 269	(1)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 271	(1)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 272	(2)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 275	(3)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 276	(2)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 278	(1)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 279	(1)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 281	(1)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 282	(1)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 283	(1)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 284	(1)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 285	(0)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 287	(1)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 290	(1)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 291	(1)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 301	(0)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 305	(0)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 306	(0)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24C 307	(0)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24P 233	(4)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24P 234	(1)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24P 236	(2)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24P 237	(2)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24P 240	(4)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24P 242	(10)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24P 245	(3)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24P 247	(11)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24P 248	(4)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24P 249	(11)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24P 250	(3)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24P 251	(23)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24P 255	(4)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24P 257	(18)	1/26/2024	Short	—	(0.0)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
NY Harb ULSD Opt Feb24P 260	(4)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24P 262	(10)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24P 264	(11)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24P 265	(13)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Feb24P 270	(16)	1/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Mar24C 268	(3)	2/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Mar24C 275	(2)	2/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Mar24C 285	(1)	2/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Mar24C 291	(1)	2/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Mar24P 235	(4)	2/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Mar24P 240	(5)	2/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Mar24P 250	(6)	2/26/2024	Short	—	(0.0)%
NY Harb ULSD Opt Mar24P 255	(7)	2/26/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24C 2150	(1,927)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24C 2175	(2,914)	2/7/2024	Short	—	(0.1)%
PRIMARY ALUMNM OP Feb24C 2200	(3,688)	2/7/2024	Short	—	(0.1)%
PRIMARY ALUMNM OP Feb24C 2225	(2,954)	2/7/2024	Short	—	(0.1)%
PRIMARY ALUMNM OP Feb24C 2250	(1,119)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24C 2275	(2,173)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24C 2300	(901)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24C 2325	(789)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24C 2350	(668)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24C 2375	(798)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24C 2400	(225)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24C 2425	(147)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24C 2450	(135)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24C 2525	(86)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24P 2025	(27)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24P 2050	(81)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24P 2075	(74)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24P 2100	(152)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24P 2125	(193)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24P 2150	(101)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24P 2175	(102)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24P 2200	(188)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24P 2225	(244)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24P 2250	(97)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24P 2275	(119)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Feb24P 2325	(180)	2/7/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Jan24C 2200	(562)	1/3/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Jan24C 2225	(2,928)	1/3/2024	Short	—	(0.1)%
PRIMARY ALUMNM OP Jan24C 2250	(4,632)	1/3/2024	Short	—	(0.1)%
PRIMARY ALUMNM OP Jan24C 2275	(2,586)	1/3/2024	Short	—	(0.1)%
PRIMARY ALUMNM OP Jan24C 2300	(2,099)	1/3/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Jan24C 2325	(1,366)	1/3/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Jan24C 2350	(366)	1/3/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Jan24C 2375	(80)	1/3/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Jan24P 2125	(4)	1/3/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Jan24P 2150	(10)	1/3/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Jan24P 2175	(26)	1/3/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Jan24P 2200	(19)	1/3/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Jan24P 2225	(25)	1/3/2024	Short	—	(0.0)%
PRIMARY ALUMNM OP Jan24P 2250	(13)	1/3/2024	Short	—	(0.0)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
SOYBEAN FUT OPTN Mar24C 1350	(3)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24C 1360	(13)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24C 1370	(1)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24C 1380	(5)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24C 1390	(2)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24C 1400	(7)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24C 1410	(1)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24C 1420	(6)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24C 1430	(1)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24C 1440	(2)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24C 1450	(1)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24C 1460	(1)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24C 1480	(1)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24C 1500	(0)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24P 1240	(9)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24P 1250	(1)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24P 1260	(20)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24P 1270	(8)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24P 1280	(22)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24P 1290	(14)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24P 1300	(60)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24P 1310	(9)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24P 1320	(53)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24P 1330	(4)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24P 1340	(56)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24P 1360	(35)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN Mar24P 1380	(15)	2/23/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN May24C 1360	(14)	4/26/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN May24C 1420	(8)	4/26/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN May24P 1240	(8)	4/26/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN May24P 1260	(7)	4/26/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN May24P 1280	(4)	4/26/2024	Short	—	(0.0)%
SOYBEAN FUT OPTN May24P 1300	(19)	4/26/2024	Short	—	(0.0)%
SOYBEAN FUTURE Mar24	(317,053)	3/14/2024	Short	—	(6.4)%
SOYBEAN FUTURE May24	(5,740)	5/14/2024	Short	—	(0.1)%
ZINC SPT OP (LME) Feb24C 2475	(3,114)	2/7/2024	Short	—	(0.1)%
ZINC SPT OP (LME) Feb24C 2500	(3,758)	2/7/2024	Short	—	(0.1)%
ZINC SPT OP (LME) Feb24C 2525	(823)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24C 2575	(2,772)	2/7/2024	Short	—	(0.1)%
ZINC SPT OP (LME) Feb24C 2600	(3,831)	2/7/2024	Short	—	(0.1)%
ZINC SPT OP (LME) Feb24C 2650	(1,322)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24C 2675	(686)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24C 2700	(595)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24C 2725	(611)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24C 2750	(463)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24C 2775	(199)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24C 2825	(161)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24P 2250	(41)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24P 2275	(129)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24P 2300	(35)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24P 2350	(198)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24P 2375	(350)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24P 2400	(149)	2/7/2024	Short	—	(0.0)%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Notional	Expiration	Long		% of
Security description	Value	Date	Short	Value	basket
ZINC SPT OP (LME) Feb24P 2425	(184)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24P 2450	(195)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24P 2475	(250)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24P 2500	(290)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24P 2525	(322)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24P 2550	(188)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Feb24P 2600	(218)	2/7/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24C 2525	(479)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24C 2550	(1,544)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24C 2600	(1,378)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24C 2625	(1,123)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24C 2650	(467)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24C 2675	(416)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24C 2700	(185)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24C 2725	(110)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24C 2750	(71)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24C 2775	(10)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24C 2800	(13)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24C 2825	(3)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24P 2350	(0)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24P 2375	(0)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24P 2400	(1)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24P 2425	(4)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24P 2450	(5)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24P 2475	(4)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24P 2500	(36)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24P 2525	(32)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24P 2550	(53)	1/3/2024	Short	—	(0.0)%
ZINC SPT OP (LME) Jan24P 2600	(56)	1/3/2024	Short	—	(0.0)%
Total	4,944,294			—	100.0%

See Notes to Financial Statements.

Simplify Short Term Treasury Futures Strategy ETF

Schedule of Investments

December 31, 2023 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 98.5%
U.S. Treasury Bill, 5.45%, 1/11/2024(a)	$185,000,000	$184,758,490
U.S. Treasury Bill, 5.40%, 3/28/2024(a)	35,500,000	35,059,711
U.S. Treasury Bill, 5.42%, 4/2/2024(a)	412,500,000	407,074,008
U.S. Treasury Bill, 5.40%, 4/16/2024(a)	185,500,000	182,684,779
Total U.S. Treasury Bills (Cost $809,383,721)		809,576,988

Total Investments – 98.5%
(Cost $809,383,721)		$809,576,988
Other Assets in Excess of Liabilities – 1.5%		12,122,197
Net Assets – 100.0%		$821,699,185

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.

At December 31, 2023, open futures contracts were as follows:

	Number of	Notional	Expiration	Value/ Unrealized Appreciation
	Contracts	Value	Date	(Depreciation)
Long position contracts:
U.S. 2 Years Note (CBT)	19,880	$4,093,571,553	3/28/24	$40,537,888

Summary of Investment Type

% of
Industry	Net Assets
U.S. Treasury Bills	98.5%
Total Investments	98.5%
Other Assets in Excess of Liabilities	1.5%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Tail Risk Strategy ETF

Schedule of Investments

December 31, 2023 (Unaudited)

	Shares	Value
U.S. Exchange-Traded Funds – 83.3%
Simplify Enhanced Income ETF(a)	143	$3,512
Simplify Interest Rate Hedge ETF(a)	11	440
Simplify Short Term Treasury Futures Strategy ETF(a)	176	4,074
SPDR Bloomberg 1-3 Month T-Bill ETF(b)	18,835	1,721,331
Total U.S. Exchange-Traded Funds (Cost $1,733,763)		1,729,357

	Number of Contracts	Notional Amount
Purchased Options – 18.7%

Puts – Exchange-Traded – 18.7%
CBOE Volatility Index, January Strike Price $14, Expires 1/17/24	1,000	$1,400,000	91,500
S&P 500 Index, February Strike Price $4,500, Expires 2/02/24	308	138,600,000	297,220
			388,720

Total Purchased Options (Cost $645,642)			388,720

	Shares
Money Market Funds – 12.8%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 5.24%(c)
(Cost $266,279)	266,279	266,279

Total Investments – 114.8%
(Cost $2,645,684)		$2,384,356
Liabilities in Excess of Other Assets – (14.8)%		(306,512)
Net Assets – 100.0%		$2,077,844

	Number of	Notional
	Contracts	Amount
Written Option – (1.8)%

Puts – Exchange-Traded – (1.8)%
CBOE Volatility Index, January Strike Price $13, Expires 1/17/24 (Premiums Received $23,638)	(1,000)	(1,300,000)	$(37,000)

(a)	Affiliated fund managed by Simplify Asset Management Inc.
(b)	Securities with an aggregate market value of $1,593,750 have been pledged as collateral for options as of December 31, 2023.
(c)	Rate shown reflects the 7-day yield as of December 31, 2023.

See Notes to Financial Statements.

Simplify Tail Risk Strategy ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

Affiliates

Fiscal period to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Simplify Aggregate Bond ETF	$5,636,540	$4,160,931	$(9,461,315)	$(423,450)	$87,294	$—	—	$155,703	$—
Simplify Enhanced Income ETF	2,786,953	3,255,539	(6,032,209)	(21,434)	14,663	3,512	143	67,712	—
Simplify High Yield PLUS Credit Hedge ETF	921,231	304,242	(1,210,269)	(51,694)	36,490	—	—	4,291	—
Simplify Interest Rate Hedge ETF	3,319,995	15,474,015	(20,281,487)	1,620,279	(132,362)	440	11	11,317	—
Simplify Short Term Treasury Futures Strategy ETF	—	18,396,711	(18,322,974)	(69,706)	43	4,074	176	32,045	—
Simplify Stable Income ETF	2,808,274	1,956,281	(4,764,573)	(3,042)	3,060	—	—	29,583	—
	$15,472,993	$43,547,719	$(60,072,827)	$1,050,953	$9,188	$8,026	330	$300,651	$—

Summary of Investment Type

% of
Industry	Net Assets
U.S. Exchange-Traded Funds	83.3%
Purchased Options	18.7%
Money Market Funds	12.8%
Total Investments	114.8%
Liabilities in Excess of Other Assets	(14.8)%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify US Equity PLUS GBTC ETF

Schedule of Investments

December 31, 2023 (Unaudited)

	Shares	Value
U.S. Exchange-Traded Funds – 85.1%
iShares Core S&P 500 ETF(a)
(Cost $5,020,893)	11,452	$5,469,819

Grantor Trusts – 10.0%
Grayscale Bitcoin Trust BTC*
(Cost $560,444)	18,573	642,997

Money Market Funds – 1.7%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 5.24%(b)
(Cost $109,908)	109,908	109,908

Total Investments – 96.8%
(Cost $5,691,245)		$6,222,724
Other Assets in Excess of Liabilities – 3.2%		208,540
Net Assets – 100.0%		$6,431,264

*	Non Income Producing
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	Rate shown reflects the 7-day yield as of December 31, 2023.

At December 31, 2023, open futures contracts were as follows:

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long position contracts:
S&P 500 E-Mini Future	4	$964,000	3/15/24	$35,573

Summary of Investment Type

% of
Industry	Net Assets
U.S. Exchange-Traded Funds	85.1%
Grantor Trusts	10.0%
Money Market Funds	1.7%
Total Investments	96.8%
Other Assets in Excess of Liabilities	3.2%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify US Equity PLUS QIS ETF

Schedule of Investments

December 31, 2023 (Unaudited)

	Shares	Value
U.S. Exchange-Traded Funds – 86.2%
iShares Core S&P 500 ETF(a)	2,746	$1,311,572
Simplify Multi-QIS Alternative ETF(b)(c)	62,000	1,532,020
Total U.S. Exchange-Traded Funds (Cost $2,810,936)		2,843,592

	Principal
U.S. Treasury Bills – 9.3%
U.S. Treasury Bill, 5.39%, 3/28/2024(d)
(Cost $306,059)	$310,000	306,155

Total Investments – 95.5%
(Cost $3,116,995)		$3,149,747
Other Assets in Excess of Liabilities – 4.5%		148,611
Net Assets – 100.0%		$3,298,358

(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	Affiliated fund managed by Simplify Asset Management Inc.
(c)	A copy of the security’s annual report to shareholders may be obtained without charge at www.simplify.us.
(d)	Represents a zero coupon bond. Rate shown reflects the effective yield.

At December 31, 2023, open futures contracts were as follows:

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long position contracts:
S&P 500 E-Mini Future	8	$1,928,000	3/15/24	$63,645

Affiliates

Fiscal period to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Simplify Multi-QIS Alternative ETF	$—	$1,591,860	$—	$—	$(59,840)	$1,532,020	62,000	$50,327	$—

Summary of Investment Type

% of
Industry	Net Assets
U.S. Exchange-Traded Funds	86.2%
U.S. Treasury Bills	9.3%
Total Investments	95.5%
Other Assets in Excess of Liabilities	4.5%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Commodities Strategy No K-1 ETF

Consolidated Schedule of Investments

December 31, 2023 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 85.8%
U.S. Treasury Bill, 5.44%, 1/11/2024(a)	$400,000	$399,478
U.S. Treasury Bill, 5.54%, 3/28/2024(a)	5,100,000	5,036,747
U.S. Treasury Bill, 5.40%, 4/16/2024(a)	2,600,000	2,560,541
Total U.S. Treasury Bills (Cost $7,993,337)		7,996,766

Total Investments – 85.8%
(Cost $7,993,337)		$7,996,766
Other Assets in Excess of Liabilities – 14.2%		1,322,446
Net Assets – 100.0%		$9,319,212

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.

At December 31, 2023, open futures contracts were as follows:

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long position contracts:
WTI Crude Future	1	$71,650	1/22/24	$(1,952)
WTI Crude Future	1	71,840	2/20/24	(2,402)
Gold 100 OZ Future	1	207,180	2/27/24	3,568
Wheat Future (CBT)	12	376,800	3/14/24	1,702
Corn Future	4	94,250	3/14/24	(652)
Copper Future	35	3,404,188	3/26/24	4,878
Wheat Future (CBT)	4	127,900	5/14/24	438
Copper Future	3	293,138	5/29/24	7,805
Wheat Future (CBT)	2	64,575	7/12/24	(93)
Total unrealized appreciation/(depreciation)				$13,292

Short position contracts:
NY Harbor ULSD Future	(4)	(419,194)	2/29/24	860
Soybean Future	(9)	(584,100)	3/14/24	9,270
Soybean Oil Future	(2)	(57,816)	3/14/24	1,824
Silver Future	(1)	(120,430)	3/26/24	(5,857)
NY Harbor ULSD Future	(2)	(205,884)	3/28/24	7,769
Natural Gas Future	(3)	(71,040)	4/26/24	563
Gasoline RBOB Future	(2)	(194,536)	4/30/24	(215)
Soybean Future	(13)	(849,713)	5/14/24	9,957
WTI Crude Future	(1)	(72,120)	5/21/24	(162)
Natural Gas Future	(2)	(50,380)	5/29/24	(405)
Natural Gas Future	(5)	(132,600)	6/26/24	1,998
Soybean Future	(7)	(459,550)	7/12/24	7,032
Corn Future	(1)	(24,700)	7/12/24	59
Natural Gas Future	(4)	(107,880)	7/29/24	9,030
Natural Gas Future	(5)	(133,600)	8/28/24	8,888
Corn Future	(1)	(24,850)	9/13/24	35
Natural Gas Future	(1)	(27,420)	9/26/24	(262)
Total unrealized appreciation/(depreciation)				$50,384
Total net unrealized appreciation				$63,676

See Notes to Financial Statements.

Simplify Commodities Strategy No K-1 ETF

Consolidated Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

Summary of Investment Type

% of
Industry	Net Assets
U.S. Treasury Bills	85.8%
Total Investments	85.8%
Other Assets in Excess of Liabilities	14.2%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Macro Strategy ETF

Consolidated Schedule of Investments

December 31, 2023 (Unaudited)

	Shares	Value
U.S. Exchange-Traded Funds – 69.7%
iShares Gold Trust*	48,714	$1,901,307
Simplify Aggregate Bond ETF(a)(b)	92,960	2,052,557
Simplify Commodities Strategy No K-1 ETF(a)	61,244	1,427,598
Simplify High Yield PLUS Credit Hedge ETF(a)(b)	250,154	5,707,264
Simplify Intermediate Term Treasury Futures Strategy ETF(a)(b)	44,169	627,641
Simplify Managed Futures Strategy ETF(a)(b)	153,032	3,611,555
Simplify Short Term Treasury Futures Strategy ETF(a)(b)	143,653	3,325,567
Simplify US Equity Plus Qis ETF(a)	96,002	2,539,099
Total U.S. Exchange-Traded Funds (Cost $21,583,731)		21,192,588

	Principal
U.S. Treasury Inflation Indexed Bonds – 11.5%
U.S. Treasury Inflation Indexed Bond, 0.13%, 2/15/2052(b)
(Cost $3,341,145)	$5,100,000	3,497,637

U.S. Treasury Bills – 11.2%
U.S. Treasury Bill, 5.54%, 3/28/2024(c)
(Cost $3,406,174)	$3,450,000	3,407,212

	Number of	Notional
	Contracts	Amount
Purchased Options – 0.7%

Puts – Exchange-Traded – 0.7%
iShares Russell 2000 ETF, February Strike Price $183, Expires 2/16/24	1,900	$34,770,000	202,350

Total Purchased Options (Cost $287,540)			202,350

Total Investments – 93.1%
(Cost $28,618,590)			$28,299,787
Other Assets in Excess of Liabilities – 6.9%			2,102,094
Net Assets – 100.0%			$30,401,881

	Number of	Notional
	Contracts	Amount
Written Option – (0.5)%

Puts – Exchange-Traded – (0.5)%
iShares Russell 2000 ETF, February Strike Price $170, Expires 2/16/24 (Premiums Received $170,480)	(3,800)	(64,600,000)	$(150,100)

*	Non Income Producing
(a)	Affiliated fund managed by Simplify Asset Management Inc.
(b)	Securities with an aggregate market value of $11,537,059 have been pledged as collateral for options as of December 31, 2023.
(c)	Represents a zero coupon bond. Rate shown reflects the effective yield.

See Notes to Financial Statements.

Simplify Macro Strategy ETF

Consolidated Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

Affiliates

Fiscal period to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Simplify Aggregate Bond ETF	$2,397,076	$1,006,275	$(1,264,336)	$(52,245)	$(34,213)	$2,052,557	92,960	$138,061	$—
Simplify Commodities Strategy No K-1 ETF	3,245,076	—	(1,739,659)	(23,483)	(54,336)	1,427,598	61,244	25,627	—
Simplify High Yield PLUS Credit Hedge ETF	8,900,355	—	(3,445,308)	47,471	204,746	5,707,264	250,154	185,764	—
Simplify Intermediate Term Treasury Futures Strategy ETF	3,006,326	—	(2,208,717)	(381,632)	211,664	627,641	44,169	42,234	—
Simplify Managed Futures Strategy ETF	7,095,936	—	(3,314,464)	182,928	(352,845)	3,611,555	153,032	145,427	125,988
Simplify Market Neutral Equity Long/ Short ETF	2,461,750	—	(2,469,995)	(31,994)	40,239	—	—	—	—
Simplify Short Term Treasury Futures Strategy ETF	7,990,232	1,004,156	(5,703,495)	(479,612)	514,286	3,325,567	143,653	155,145	—
Simplify US Equity Plus Qis ETF	—	2,674,746	(230,125)	3,430	91,048	2,539,099	96,002	42,609	—
Simplify Volatility Premium ETF	2,740,253	—	(2,758,056)	135,519	(117,716)	—	—	—	—
	$37,837,004	$4,685,177	$(23,134,155)	$(599,618)	$502,873	$19,291,281	841,214	$734,867	$125,988

Summary of Investment Type

% of
Industry	Net Assets
U.S. Exchange-Traded Funds	69.7%
U.S. Treasury Inflation Indexed Bonds	11.5%
U.S. Treasury Bills	11.2%
Purchased Options	0.7%
Total Investments	93.1%
Other Assets in Excess of Liabilities	6.9%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Managed Futures Strategy ETF

Consolidated Schedule of Investments

December 31, 2023 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 94.9%
U.S. Treasury Bill, 5.43%, 1/11/2024(a)	$97,500,000	$97,372,717
U.S. Treasury Bill, 5.54%, 3/28/2024(a)	28,200,000	27,850,250
U.S. Treasury Bill, 5.41%, 4/9/2024(a)	1,000,000	985,869
U.S. Treasury Bill, 5.38%, 4/16/2024(a)	4,500,000	4,431,706
Total U.S. Treasury Bills (Cost $130,604,744)		130,640,542

Total Investments – 94.9%
(Cost $130,604,744)		$130,640,542
Other Assets in Excess of Liabilities – 5.1%		6,967,365
Net Assets – 100.0%		$137,607,907

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.

At December 31, 2023, open futures contracts were as follows:

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long position contracts:
Wheat Future (CBT)	10	$314,000	3/14/24	$(87)
Copper Future	272	26,455,400	3/26/24	(24,467)
Live Cattle Future	26	1,791,400	4/30/24	(5,968)
Copper Future	55	5,374,187	5/29/24	32,679
Live Cattle Future	29	1,972,580	6/28/24	(8,166)
Copper Future	10	981,750	7/29/24	(155)
Total unrealized appreciation/(depreciation)				$(6,164)

Short position contracts:
Natural Gas Future	(36)	(905,040)	1/29/24	(2,965)
WTI Crude Future	(14)	(1,005,760)	2/20/24	(523)
Sugar #11 (World) Future	(69)	(1,590,422)	2/29/24	488,717
Cotton No. 2 Future	(279)	(11,299,500)	3/6/24	(142,861)
Soybean Oil Future	(203)	(5,868,324)	3/14/24	214,920
Corn Future	(78)	(1,837,875)	3/14/24	5,032
CAN 10Year Bond Future	(459)	(43,016,203)	3/19/24	(537,657)
WTI Crude Future	(13)	(936,130)	3/20/24	(570)
Silver Future	(16)	(1,926,880)	3/26/24	(75,840)
US 5 Year Note (CBT)	(413)	(44,923,430)	3/28/24	(641,167)
WTI Crude Future	(21)	(1,514,730)	4/22/24	(20,822)
Natural Gas Future	(78)	(1,847,040)	4/26/24	129,265
Sugar #11 (World) Future	(68)	(1,555,187)	4/30/24	378,156
Cotton No. 2 Future	(167)	(6,859,525)	5/8/24	(54,838)
Soybean Oil Future	(56)	(1,631,952)	5/14/24	41,033
Corn Future	(172)	(4,162,400)	5/14/24	37,568
Wheat Future (CBT)	(34)	(1,087,150)	5/14/24	(18,417)
WTI Crude Future	(24)	(1,730,880)	5/21/24	(3,173)
Natural Gas Future	(77)	(1,939,630)	5/29/24	219,624
Silver Future	(10)	(1,216,050)	5/29/24	(46,599)

See Notes to Financial Statements

Simplify Managed Futures Strategy ETF

Consolidated Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Short position contracts: (continued)
WTI Crude Future	(29)	$(2,087,130)	6/20/24	$3,463
Natural Gas Future	(94)	(2,492,880)	6/26/24	213,492
Sugar #11 (World) Future	(36)	(822,931)	6/28/24	174,312
Cotton No. 2 Future	(49)	(2,029,335)	7/9/24	(38,261)
Corn Future	(118)	(2,914,600)	7/12/24	9,051
Soybean Oil Future	(16)	(468,960)	7/12/24	5,292
Wheat Future (CBT)	(25)	(807,188)	7/12/24	(14,557)
WTI Crude Future	(22)	(1,577,180)	7/22/24	(6,862)
Natural Gas Future	(54)	(1,456,380)	7/29/24	116,711
Silver Future	(3)	(368,235)	7/29/24	(16,567)
WTI Crude Future	(20)	(1,426,800)	8/20/24	13,068
Natural Gas Future	(59)	(1,576,480)	8/28/24	122,770
Corn Future	(35)	(869,750)	9/13/24	192
3 Month SOFR Future	(1,612)	(384,804,550)	9/17/24	(2,099,088)
Natural Gas Future	(8)	(219,360)	9/26/24	(2,469)
3 Month SOFR Future	(1,032)	(247,434,900)	12/17/24	(1,596,613)
3 Month SOFR Future	(1,336)	(321,541,800)	3/18/25	(1,383,510)
3 Month SOFR Future	(837)	(202,093,650)	6/17/25	(323,916)
Total unrealized appreciation/(depreciation)				$(4,854,609)
Total net unrealized depreciation				$(4,860,773)

Summary of Investment Type

% of
Industry	Net Assets
U.S. Treasury Bills	94.9%
Total Investments	94.9%
Other Assets in Excess of Liabilities	5.1%
Net Assets	100.0%

See Notes to Financial Statements

Simplify Exchange Traded Funds

Statements of Assets and Liabilities

December 31, 2023 (Unaudited)

	Simplify Aggregate Bond ETF	Simplify Health Care ETF	Simplify Hedged Equity ETF	Simplify High Yield PLUS Credit Hedge ETF
Assets
Investments, at value	$142,783,901	$54,922,519	$129,969,207	$57,526,634
Cash	485,351	—	—	433,179
Unrealized appreciation on over the counter swaps	—	—	—	463,615
Receivables:
Interest	289,620	—	2,802	—
Investment adviser	29,674	—	—	12,083
Prepaid expenses	58	58	58	58
Dividends	—	42,852	—	13,210
Foreign tax reclaim	—	18,461	—	—
Securities sold	—	2,792,634	—	—
Total assets	143,588,604	57,776,524	129,972,067	58,448,779

Liabilities
Due to broker	1,178	—	—	—
Unrealized depreciation on over the counter swaps	—	—	—	301,237
Payables:
Written options	776,992	—	4,401,230	19,435
Investment advisory fees	58,542	22,627	49,991	24,166
Securities purchased	—	1,686,818	—	—
Total liabilities	836,712	1,709,445	4,451,221	344,838
Net Assets	$142,751,892	$56,067,079	$125,520,846	$58,103,941

Net Assets Consist of
Paid-in capital	$141,303,822	$61,404,173	$122,090,175	$59,850,596
Distributable earnings (loss)	1,448,070	(5,337,094)	3,430,671	(1,746,655)
Net Assets	$142,751,892	$56,067,079	$125,520,846	$58,103,941
Number of Common Shares outstanding	6,475,001	2,050,001	4,975,001	2,550,001
Net Asset Value, offering and redemption price per share	$22.05	$27.35	$25.23	$22.79
Investments, at cost	$141,626,122	$52,593,745	$114,437,644	$57,579,707
Premiums received	$661,253	$—	$1,478,334	$65,804
Maintenance Margin Requirement	$17,696,935	$—	$—	$—

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Assets and Liabilities (Continued)

December 31, 2023 (Unaudited)

	Simplify Interest Rate Hedge ETF	Simplify Intermediate Term Treasury Futures Strategy ETF	Simplify Market Neutral Equity Long/Short ETF	Simplify MBS ETF
Assets
Investments, at value	$80,412,420	$51,659,021	$105,360,310	$361,855,302
Cash	3,560,572	—	419,229	6,630,179
Unrealized appreciation on over the counter swaps	1,554	—	701,575	—
Receivables:
Securities sold	663,000	—	—	156,056,641
Due from broker	33,239	1,811,018	—	—
Interest	18,067	1,011	9,432,346	—
Prepaid expenses	58	58	30	—
Capital shares	—	—	—	5,156,794
Investment adviser	—	4,266	—	14,684
Total assets	84,688,910	53,475,374	115,913,490	529,713,600

Liabilities
Unrealized depreciation on over the counter swaps	—	—	736,407	—
Payables:
Investment advisory fees	68,229	10,665	91,763	36,709
Reset of swaps	—	—	10,669,004	—
Securities purchased	—	—	271,530	340,096,171
Total liabilities	68,229	10,665	11,768,704	340,132,880
Net Assets	$84,620,681	$53,464,709	$104,144,786	$189,580,720

Net Assets Consist of
Paid-in capital	$33,475,276	$76,126,009	$112,115,700	$185,550,253
Distributable earnings (loss)	51,145,405	(22,661,300)	(7,970,914)	4,030,467
Net Assets	$84,620,681	$53,464,709	$104,144,786	$189,580,720
Number of Common Shares outstanding	2,125,001	3,750,001	4,700,001	3,675,001
Net Asset Value, offering and redemption price per share	$39.82	$14.26	$22.16	$51.59
Investments, at cost	$76,883,951	$51,647,913	$105,335,811	$360,713,396
Maintenance Margin Requirement	$—	$3,073,018	$—	$—

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Assets and Liabilities (Continued)

December 31, 2023 (Unaudited)

	Simplify Multi- QIS Alternative ETF	Simplify Short Term Treasury Futures Strategy ETF	Simplify Tail Risk Strategy ETF	Simplify US Equity PLUS GBTC ETF
Assets
Investments in unaffiliated securities, at value	$114,271,438	$809,576,988	$2,376,330	$6,222,724
Investments in affiliated securities, at value	—	—	8,026	—
Cash	99,728	377,550	—	—
Unrealized appreciation on over the counter swaps	635,893	—	—	—
Receivables:
Interest	—	—	2,772	401
Capital shares	—	8,084,862	20,654	—
Prepaid expenses	—	1,991	58	58
Due from broker	—	7,710,442	37,360	288,676
Securities sold	—	—	219,609	340,015
Investment adviser	—	68,129	64,683	—
Total assets	115,007,059	825,819,962	2,729,492	6,851,874

Liabilities
Due to broker	—	—	242,189	—
Unrealized depreciation on over the counter swaps	309,078	—	—	—
Payables:
Investment advisory fees	99,451	170,323	3,414	2,675
Securities purchased	—	3,950,454	369,045	417,935
Written options	—	—	37,000	—
Total liabilities	408,529	4,120,777	651,648	420,610
Net Assets	$114,598,530	$821,699,185	$2,077,844	$6,431,264

Net Assets Consist of
Paid-in capital	$115,878,808	$826,928,659	$75,848,661	$10,355,636
Distributable earnings (loss)	(1,280,278)	(5,229,474)	(73,770,817)	(3,924,372)
Net Assets	$114,598,530	$821,699,185	$2,077,844	$6,431,264
Number of Common Shares outstanding	4,625,001	35,500,001	598,750	225,001
Net Asset Value, offering and redemption price per share	$24.78	$23.15	$3.47	$28.58
Investments, at cost	$114,242,180	$809,383,721	$2,637,341	$5,691,245
Investments in affiliated securities, at cost	$—	$—	$8,343	$—
Premiums received	$—	$—	$23,638	$—
Maintenance Margin Requirement	$—	$26,314,804	$—	$47,200

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Assets and Liabilities (Continued)

December 31, 2023 (Unaudited)

Simplify US Equity PLUS QIS ETF
Assets
Investments in unaffiliated securities, at value	$1,617,727
Investments in affiliated securities, at value	1,532,020
Cash	86,358
Receivables:
Due from broker	98,952
Total assets	3,335,057

Liabilities
Payables:
Securities purchased	35,307
Investment advisory fees	1,392
Total liabilities	36,699
Net Assets	$3,298,358

Net Assets Consist of
Paid-in capital	$3,136,051
Distributable earnings (loss)	162,307
Net Assets	$3,298,358
Number of Common Shares outstanding	125,001
Net Asset Value, offering and redemption price per share	$26.39
Investments, at cost	$1,525,135
Investments in affiliated securities, at cost	$1,591,860

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Consolidated Statements of Assets and Liabilities

December 31, 2023 (Unaudited)

	Simplify Commodities Strategy No K-1 ETF	Simplify Macro Strategy ETF	Simplify Managed Futures Strategy ETF
Assets
Investments in unaffiliated securities, at value	$7,996,766	$9,008,506	$130,640,542
Investments in affiliated securities, at value	—	19,291,281	—
Cash	240,421	1,048,151	309,086
Receivables:
Due from broker	1,087,965	1,126,920	4,403,335
Prepaid expenses	30	6,740	58
Interest	—	11,095	—
Dividends	—	2,348	—
Capital shares	—	—	2,352,272
Investment adviser	—	79,714	—
Total assets	9,325,182	30,574,755	137,705,293

Liabilities
Payables:
Investment advisory fees	5,970	20,047	97,386
Securities purchased	—	2,727	—
Written options	—	150,100	—
Total liabilities	5,970	172,874	97,386
Net Assets	$9,319,212	$30,401,881	$137,607,907

Net Assets Consist of
Paid-in capital	$9,967,251	$33,078,685	$145,849,450
Distributable earnings (loss)	(648,039)	(2,676,804)	(8,241,543)
Net Assets	$9,319,212	$30,401,881	$137,607,907
Number of Common Shares outstanding	400,001	1,325,001	5,850,001
Net Asset Value, offering and redemption price per share	$23.30	$22.94	$23.52
Investments, at cost	$7,993,337	$8,682,783	$130,604,744
Investments in affiliated securities, at cost	$—	$19,935,807	$—
Premiums received	$—	$170,480	$—
Maintenance Margin Requirement	$676,682	$—	$18,947,593

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Operations

For the Six Months Ended December 31, 2023 (Unaudited)

	Simplify Aggregate Bond ETF	Simplify Health Care ETF	Simplify Hedged Equity ETF	Simplify High Yield PLUS Credit Hedge ETF
Investment Income
Dividend income	$625,698	$343,827	$1,023,243	$—
Interest income	1,853,674	—	—	1,274,719
Total income	2,479,372	343,827	1,023,243	1,274,719

Expenses
Investment advisory fees	215,665	156,328	279,028	123,675
Interest expense	20,180	—	6	26
Other expenses	—	—	25	—
Total expenses	235,845	156,328	279,059	123,701
Less fees waived:
Waiver	(107,834)	—	—	(61,842)
Net expenses	128,011	156,328	279,059	61,859
Net investment income (loss)	2,351,361	187,499	744,184	1,212,860

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(1,058,010)	(2,074,356)	(2,453,373)	(30,271)
In-kind redemptions	55,093	2,377,496	119,823	—
Futures	3,118,663	—	—	—
Swaps	(322)	—	—	2,072,140
Written options	1,426,815	—	767,456	111,617
Net realized gain (loss)	3,542,239	303,140	(1,566,094)	2,153,486
Net change in unrealized appreciation (depreciation) on:
Investments	1,207,778	673,036	7,754,850	(7,542)
Futures	6,819	—	—	—
Swaps	(2,346)	—	—	210,745
Written options	(143,926)	—	(1,379,478)	15,235
Net unrealized gain (loss)	1,068,325	673,036	6,375,372	218,438
Net realized and unrealized gain (loss)	4,610,564	976,176	4,809,278	2,371,924
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,961,925	$1,163,675	$5,553,462	$3,584,784

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Operations (Continued)

For the Six Months Ended December 31, 2023 (Unaudited)

	Simplify Interest Rate Hedge ETF	Simplify Intermediate Term Treasury Futures Strategy ETF	Simplify Market Neutral Equity Long/Short ETF	Simplify MBS ETF(1)
Investment Income
Dividend income	$—	$6,253	$—	$—
Interest income	4,604,866	1,287,644	2,446,672	1,007,822
Total income	4,604,866	1,293,897	2,446,672	1,007,822

Expenses
Investment advisory fees	539,829	62,121	457,457	49,927
Interest expense	62	211	—	—
Total expenses	539,891	62,332	457,457	49,927
Less fees waived:
Waiver	—	(24,852)	—	(19,971)
Net expenses	539,891	37,480	457,457	29,956
Net investment income (loss)	4,064,975	1,256,417	1,989,215	977,866

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	24,668,229	19,307	1,449	2,821,524
Futures	—	(9,344,661)	—	—
Swaps	—	—	(1,223,146)	—
Net realized gain (loss)	24,668,229	(9,325,354)	(1,221,697)	2,821,524
Net change in unrealized appreciation (depreciation) on:
Investments	10,594,149	7	23,682	1,141,906
Futures	—	7,331,912	—	—
Swaps	359	—	(28,943)	—
Net unrealized gain (loss)	10,594,508	7,331,919	(5,261)	1,141,906
Net realized and unrealized gain (loss)	35,262,737	(1,993,435)	(1,226,958)	3,963,430
Net Increase (Decrease) in Net Assets Resulting from Operations	$39,327,712	$(737,018)	$762,257	$4,941,296

(1)	For the period November 7, 2023 (commencement of operations) through December 31, 2023.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Operations (Continued)

For the Six Months Ended December 31, 2023 (Unaudited)

	Simplify Multi- QIS Alternative ETF(1)	Simplify Short Term Treasury Futures Strategy ETF	Simplify Tail Risk Strategy ETF	Simplify US Equity PLUS GBTC ETF
Investment Income
Unaffiliated dividend income	$—	$—	$53,533	$37,982
Affiliated dividend income	—	—	300,651	—
Interest income	2,858,546	17,059,942	—	—
Total income	2,858,546	17,059,942	354,184	37,982

Expenses
Investment advisory fees	530,890	805,007	57,861	14,550
Interest expense	69	—	58,445	11
Other expenses	—	—	100	—
Total expenses	530,959	805,007	116,406	14,561
Less fees waived:
Waiver	—	(322,040)	(26,366)	—
Net expenses	530,959	482,967	90,040	14,561
Net investment income (loss)	2,327,587	16,576,975	264,144	23,421

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	14,437	15,457	(28,426,578)	14,438
Affiliated investments	—	—	139,875	—
In-kind redemptions	—	—	(1,044)	28,808
Affiliated in-kind redemptions	—	—	911,078	—
Futures	—	(42,078,711)	—	31,270
Swaps	(224,123)	—	—	—
Written options	—	—	3,059,648	—
Net realized gain (loss)	(209,686)	(42,063,254)	(24,317,021)	74,516
Net change in unrealized appreciation (depreciation) on:
Investments	29,258	76,338	4,928,398	707,468
Affiliated investments	—	—	9,188	—
Futures	—	63,835,168	—	5,045
Swaps	326,815	—	—	—
Written options	—	—	(2,469,453)	—
Net unrealized gain (loss)	356,073	63,911,506	2,468,133	712,513
Net realized and unrealized gain (loss)	146,387	21,848,252	(21,848,888)	787,029
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,473,974	$38,425,227	$(21,584,744)	$810,450

(1)	For the period July 11, 2023 (commencement of operations) through December 31, 2023.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Operations (Continued)

For the Six Months Ended December 31, 2023 (Unaudited)

Simplify US Equity PLUS QIS ETF(1)
Investment Income
Unaffiliated dividend income	$5,420
Affiliated dividend income	50,327
Interest income	1,768
Total income	57,515

Expenses
Investment advisory fees	2,049
Interest expense	213
Total expenses	2,262
Net investment income (loss)	55,253

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	30,829
Futures	35,307
Net realized gain (loss)	66,136
Net change in unrealized appreciation (depreciation) on:
Investments	92,592
Affiliated investments	(59,840)
Futures	63,645
Net unrealized gain (loss)	96,397
Net realized and unrealized gain (loss)	162,533
Net Increase (Decrease) in Net Assets Resulting from Operations	$217,786

(1)	For the period November 14, 2023 (commencement of operations) through December 31, 2023.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Consolidated Statements of Operations

For the Six Months Ended December 31, 2023 (Unaudited)

	Simplify Commodities Strategy No K-1 ETF	Simplify Macro Strategy ETF	Simplify Managed Futures Strategy ETF
Investment Income
Affiliated dividend income	$—	$734,867	$—
Interest income	195,896	154,802	3,228,274
Total income	195,896	889,669	3,228,274

Expenses
Investment advisory fees	30,943	148,390	516,795
Interest expense	—	31,461	10,133
Other expenses	—	59	—
Total expenses	30,943	179,910	526,928
Less fees waived:
Waiver	—	(35,188)	—
Net expenses	30,943	144,722	526,928
Net investment income (loss)	164,953	744,947	2,701,346

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(303)	(1,371,823)	4,116
Affiliated investments	—	(434,904)	—
Affiliated in-kind redemptions	—	(164,714)	—
Futures	(747,382)	1,018	4,577,838
Written options	—	1,368,235	—
Foreign currency transactions	—	—	(18,099)
Capital gain distributions from affiliated funds	—	125,988	—
Net realized gain (loss)	(747,685)	(476,200)	4,563,855
Net change in unrealized appreciation (depreciation) on:
Investments	3,366	(250,825)	33,281
Affiliated investments	—	502,873	—
Foreign currency translations	—	—	32,573
Futures	56,607	—	(11,133,902)
Written options	—	(528,189)	—
Net unrealized gain (loss)	59,973	(276,141)	(11,068,048)
Net realized and unrealized gain (loss)	(687,712)	(752,341)	(6,504,193)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(522,759)	$(7,394)	$(3,802,847)

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets

	Simplify Aggregate Bond ETF		Simplify Health Care ETF
	For the Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023	For the Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$2,351,361	$89,130	$187,499	$353,397
Net realized gain (loss)	3,542,239	(123,717)	303,140	(3,223,584)
Net change in net unrealized appreciation (depreciation)	1,068,325	20,355	673,036	4,827,651
Net increase (decrease) in net assets resulting from operations	6,961,925	(14,232)	1,163,675	1,957,464

Distributions to Shareholders from:
Distributions	(5,285,001)	(193,442)	(232,865)	(399,848)
Return of capital	—	(98,448)	—	—
Total distributions	(5,285,001)	(291,890)	(232,865)	(399,848)

Fund Shares Transactions
Proceeds from shares sold	133,575,622	13,780,959	36,076,473	94,962,880
Value of shares redeemed	(4,313,368)	(2,844,322)	(40,004,225)	(71,260,601)
Net increase (decrease) in net assets resulting from fund share transactions	129,262,254	10,936,637	(3,927,752)	23,702,279
Total net increase (decrease) in Net Assets	130,939,178	10,630,515	(2,996,942)	25,259,895

Net Assets
Beginning of period	11,812,714	1,182,199	59,064,021	33,804,126
End of period	$142,751,892	$11,812,714	$56,067,079	$59,064,021

Changes in Shares Outstanding
Shares outstanding, beginning of period	525,001	50,001	2,225,001	1,375,001
Shares sold	6,150,000	600,000	1,375,000	3,675,000
Shares redeemed	(200,000)	(125,000)	(1,550,000)	(2,825,000)
Shares outstanding, end of period	6,475,001	525,001	2,050,001	2,225,001

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

	Simplify Hedged Equity ETF		Simplify High Yield PLUS Credit Hedge ETF
	For the Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023	For the Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$744,184	$900,809	$1,212,860	$1,342,066
Net realized gain (loss)	(1,566,094)	(537,959)	2,153,486	534,079
Net change in net unrealized appreciation (depreciation)	6,375,372	10,760,851	218,438	54,828
Net increase (decrease) in net assets resulting from operations	5,553,462	11,123,701	3,584,784	1,930,973

Distributions to Shareholders from:
Distributions	(4,325,484)	(4,428,969)	(1,357,501)	(2,959,704)
Return of capital	—	—	—	(708,226)
Total distributions	(4,325,484)	(4,428,969)	(1,357,501)	(3,667,930)

Fund Shares Transactions
Proceeds from shares sold	19,873,792	119,805,768	13,894,030	43,515,463
Value of shares redeemed	(2,378,119)	(57,066,544)	(3,257,919)	(26,548,334)
Net increase (decrease) in net assets resulting from fund share transactions	17,495,673	62,739,224	10,636,111	16,967,129
Total net increase (decrease) in Net Assets	18,723,651	69,433,956	12,863,394	15,230,172

Net Assets
Beginning of period	106,797,195	37,363,239	45,240,547	30,010,375
End of period	$125,520,846	$106,797,195	$58,103,941	$45,240,547

Changes in Shares Outstanding
Shares outstanding, beginning of period	4,300,001	1,625,001	2,075,001	1,350,001
Shares sold	775,000	5,125,000	625,000	1,925,000
Shares redeemed	(100,000)	(2,450,000)	(150,000)	(1,200,000)
Shares outstanding, end of period	4,975,001	4,300,001	2,550,001	2,075,001

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

	Simplify Interest Rate Hedge ETF		Simplify Intermediate Term Treasury Futures Strategy ETF
	For the Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023	For the Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$4,064,975	$6,979,611	$1,256,417	$1,338,107
Net realized gain (loss)	24,668,229	93,935,396	(9,325,354)	(8,252,209)
Net change in net unrealized appreciation (depreciation)	10,594,508	(58,638,322)	7,331,919	(1,461,252)
Net increase (decrease) in net assets resulting from operations	39,327,712	42,276,685	(737,018)	(8,375,354)

Distributions	(74,091,347)	(3,979,978)	(1,150,788)	(1,438,455)

Fund Shares Transactions
Proceeds from shares sold	5,022,925	14,379,391	9,019,539	51,335,724
Variable transaction fees (see Note 8)	1,601,553	2,285,825	—	—
Value of shares redeemed	(105,095,882)	(139,082,947)	(7,007,621)	(28,395,498)
Net increase (decrease) in net assets resulting from fund share transactions	(98,471,404)	(122,417,731)	2,011,918	22,940,226
Total net increase (decrease) in Net Assets	(133,235,039)	(84,121,024)	124,112	13,126,417

Net Assets
Beginning of period	217,855,720	301,976,744	53,340,597	40,214,180
End of period	$84,620,681	$217,855,720	$53,464,709	$53,340,597

Changes in Shares Outstanding
Shares outstanding, beginning of period	3,400,001	5,275,001	3,625,001	2,200,001
Shares sold	50,000	200,000	650,000	3,075,000
Shares redeemed	(1,325,000)	(2,075,000)	(525,000)	(1,650,000)
Shares outstanding, end of period	2,125,001	3,400,001	3,750,001	3,625,001

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

	Simplify Market Neutral Equity Long/Short ETF		Simplify MBS ETF	Simplify Multi-QIS Alternative ETF
	For the Six Months Ended December 31, 2023 (Unaudited)	For the period June 14, 2023(1) to June 30, 2023	For the period November 7, 2023(1) to December 31, 2023 (Unaudited)	For the period July 11, 2023(1) to December 31, 2023 (Unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,989,215	$5,382	$977,866	$2,327,587
Net realized gain (loss)	(1,221,697)	(84,475)	2,821,524	(209,686)
Net change in net unrealized appreciation (depreciation)	(5,261)	(5,072)	1,141,906	356,073
Net increase (decrease) in net assets resulting from operations	762,257	(84,165)	4,941,296	2,473,974

Distributions	(8,651,556)	—	(910,829)	(3,754,252)

Fund Shares Transactions
Proceeds from shares sold	111,386,731	4,358,968	192,004,876	125,469,565
Value of shares redeemed	(3,627,449)	—	(6,454,623)	(9,590,757)
Net increase (decrease) in net assets resulting from fund share transactions	107,759,282	4,358,968	185,550,253	115,878,808
Total net increase (decrease) in Net Assets	99,869,983	4,274,803	189,580,720	114,598,530

Net Assets
Beginning of period	4,274,803	—	—	—
End of period	$104,144,786	$4,274,803	$189,580,720	$114,598,530

Changes in Shares Outstanding
Shares outstanding, beginning of period	175,001	—	—	—
Shares sold	4,675,000	175,001 (2)	3,800,001 (2)	5,000,001 (2)
Shares redeemed	(150,000)	—	(125,000)	(375,000)
Shares outstanding, end of period	4,700,001	175,001	3,675,001	4,625,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, a creation unit, represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

	Simplify Short Term Treasury Futures Strategy ETF		Simplify Tail Risk Strategy ETF
	For the Six Months Ended December 31, 2023 (Unaudited)	For the period November 15, 2022(1) to June 30, 2023	For the Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$16,576,975	$3,561,571	$264,144	$2,935,756
Net realized gain (loss)	(42,063,254)	(3,945,448)	(24,317,021)	(39,275,297)
Net change in net unrealized appreciation (depreciation)	63,911,506	(23,180,351)	2,468,133	(5,605,778)
Net increase (decrease) in net assets resulting from operations	38,425,227	(23,564,228)	(21,584,744)	(41,945,319)

Distributions	(15,549,444)	(4,542,976)	(332,172)	(2,839,722)

Fund Shares Transactions
Proceeds from shares sold	343,129,714	595,701,359	49,910,581	33,478,385
Value of shares redeemed	(78,573,012)	(33,327,455)	(42,623,351)	(76,385,084)
Net increase (decrease) in net assets resulting from fund share transactions	264,556,702	562,373,904	7,287,230	(42,906,699)
Total net increase (decrease) in Net Assets	287,432,485	534,266,700	(14,629,686)	(87,691,740)

Net Assets
Beginning of period	534,266,700	—	16,707,530	104,399,270
End of period	$821,699,185	$534,266,700	$2,077,844	$16,707,530

Changes in Shares Outstanding
Shares outstanding, beginning of period	23,575,001	—	142,500 *	261,250 *
Shares sold	15,425,000	24,925,001 (2)	1,228,750 *	135,000 *
Shares redeemed	(3,500,000)	(1,350,000)	(772,500)*	(253,750)*
Shares outstanding, end of period	35,500,001	23,575,001	598,750 *	142,500 *

*	Share transactions have been adjusted to reflect the effect of a 1 for 20 reverse share split on February 9, 2023. (See Note 9 in the Notes to Financial Statements.)
(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, a creation unit, represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

	Simplify US Equity PLUS GBTC ETF		Simplify US Equity PLUS QIS ETF
	For the Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023	For the period November 14, 2023(1) to December 31, 2023 (Unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$23,421	$270,618	$55,253
Net realized gain (loss)	74,516	(11,061,508)	66,136
Net change in net unrealized appreciation (depreciation)	712,513	16,227,543	96,397
Net increase (decrease) in net assets resulting from operations	810,450	5,436,653	217,786

Distributions to Shareholders from:
Distributions	(17,500)	(94,553)	(55,479)
Return of capital	—	(174,233)	—
Total distributions	(17,500)	(268,786)	(55,479)

Fund Shares Transactions
Proceeds from shares sold	1,274,088	1,855,304	3,136,051
Value of shares redeemed	(4,377,165)	(85,622,116)	—
Net increase (decrease) in net assets resulting from fund share transactions	(3,103,077)	(83,766,812)	3,136,051
Total net increase (decrease) in Net Assets	(2,310,127)	(78,598,945)	3,298,358

Net Assets
Beginning of period	8,741,391	87,340,336	—
End of period	$6,431,264	$8,741,391	$3,298,358

Changes in Shares Outstanding
Shares outstanding, beginning of period	350,001	4,275,001	—
Shares sold	50,000	75,000	125,001
Shares redeemed	(175,000)	(4,000,000)	—
Shares outstanding, end of period	225,001	350,001	125,001

(1)	Commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Consolidated Statements of Changes in Net Assets

	Simplify Commodities Strategy No K-1 ETF		Simplify Macro Strategy ETF
	For the Six Months Ended December 31, 2023 (Unaudited)	For the period March 28, 2023(1) to June 30, 2023	For the Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$164,953	$35,540	$744,947	$1,594,762
Net realized gain (loss)	(747,685)	(168,665)	(476,200)	(1,857,490)
Net change in net unrealized appreciation (depreciation)	59,973	7,132	(276,141)	327,435
Net increase (decrease) in net assets resulting from operations	(522,759)	(125,993)	(7,394)	64,707

Distributions	(134,565)	(25,000)	(938,198)	(1,363,559)

Fund Shares Transactions
Proceeds from shares sold	5,630,772	6,322,453	1,679,801	52,046,178
Value of shares redeemed	(1,825,696)	—	(21,629,060)	(5,936,670)
Net increase (decrease) in net assets resulting from fund share transactions	3,805,076	6,322,453	(19,949,259)	46,109,508
Total net increase (decrease) in Net Assets	3,147,752	6,171,460	(20,894,851)	44,810,656

Net Assets
Beginning of period	6,171,460	—	51,296,732	6,486,076
End of period	$9,319,212	$6,171,460	$30,401,881	$51,296,732

Changes in Shares Outstanding
Shares outstanding, beginning of period	250,001	—	2,200,001	275,001
Shares sold	225,000	250,001 (2)	75,000	2,175,000
Shares redeemed	(75,000)	—	(950,000)	(250,000)
Shares outstanding, end of period	400,001	250,001	1,325,001	2,200,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, a creation unit, represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Consolidated Statements of Changes in Net Assets (Continued)

	Simplify Managed Futures Strategy ETF
	For the Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$2,701,346	$3,269,817
Net realized gain (loss)	4,563,855	(24,226,742)
Net change in net unrealized appreciation (depreciation)	(11,068,048)	4,740,056
Net increase (decrease) in net assets resulting from operations	(3,802,847)	(16,216,869)

Distributions	(10,559,492)	(10,767,132)

Fund Shares Transactions
Proceeds from shares sold	79,014,308	269,507,617
Value of shares redeemed	(54,786,967)	(143,417,215)
Net increase (decrease) in net assets resulting from fund share transactions	24,227,341	126,090,402
Total net increase (decrease) in Net Assets	9,865,002	99,106,401

Net Assets
Beginning of period	127,742,905	28,636,504
End of period	$137,607,907	$127,742,905

Changes in Shares Outstanding
Shares outstanding, beginning of period	5,000,001	1,050,001
Shares sold	3,000,000	9,350,000
Shares redeemed	(2,150,000)	(5,400,000)
Shares outstanding, end of period	5,850,001	5,000,001

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights

Simplify Aggregate Bond ETF Selected Per Share Data	For the Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30, 2023		Period Ended June 30, 2022(a)
Net Asset Value, beginning of period	$22.50		$23.64		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.59		0.55		0.13
Net realized and unrealized gain (loss)	0.16		(0.45)		(1.35)
Total from investment operations	0.75		0.10		(1.22)
Less distributions from:
Net investment income	(0.62)		(0.83)		(0.14)
Return of capital	(0.58)		(0.41)		—
Total distributions	(1.20)		(1.24)		(0.14)
Net Asset Value, end of period	$22.05		$22.50		$23.64
Total Return (%)	3.55	(c)	0.49	(d)	(4.89	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$143		$12		$1
Ratio of expenses before fee waiver (%)	0.55	(e)(f)(g)	0.87	(g)(h)	0.50	(e)(g)
Ratio of expenses after fee waiver (%)	0.30	(e)(f)(g)	0.60	(g)(h)	0.25	(e)(g)
Ratio of net investment income (loss) (%)	5.44	(e)	2.44		1.43	(e)
Portfolio turnover rate (%)(i)	406	(c)	400		14	(c)

Simplify Health Care ETF Selected Per Share Data	For the Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30, 2023	Period Ended June 30, 2022(j)
Net Asset Value, beginning of period	$26.55		$24.58	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.08		0.18	0.08
Net realized and unrealized gain (loss)	0.83		1.99	(0.42)
Total from investment operations	0.91		2.17	(0.34)
Less distributions from:
Net investment income	(0.11)		(0.20)	(0.08)
Total distributions	(0.11)		(0.20)	(0.08)
Net Asset Value, end of period	$27.35		$26.55	$24.58
Total Return (%)	3.46	(c)	8.81	(1.38	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$56		$59	$34
Ratio of expenses (%)	0.50	(e)	0.50	0.50	(e)
Ratio of net investment income (loss) (%)	0.60	(e)	0.72	0.45	(e)
Portfolio turnover rate (%)(i)	103	(c)	118	146	(c)

(a)	For the period February 15, 2022 (commencement of operations) through June 30, 2022.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Total Return would have been lower if certain expenses had not been waived/reimbursed by the Advisor.
(e)	Annualized.
(f)	The ratios of expenses to average net assets includes interest expense fees of 0.05%.
(g)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(h)	The ratios of expenses to average net assets includes interest expense fees of 0.36%.
(i)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(j)	For the period October 8, 2021 (commencement of operations) through June 30, 2022.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify Hedged Equity ETF Selected Per Share Data	For the Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30, 2023		Period Ended June 30, 2022(a)
Net Asset Value, beginning of period	$24.84		$22.99		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.17		0.24		0.18
Net realized and unrealized gain (loss)	1.10		2.58		(2.04)
Total from investment operations	1.27		2.82		(1.86)
Less distributions from:
Net investment income	(0.11)		(0.54)		(0.15)
Net realized gains	(0.77)		(0.43)		—
Total distributions	(0.88)		(0.97)		(0.15)
Net Asset Value, end of period	$25.23		$24.84		$22.99
Total Return (%)	5.14	(c)	12.65		(7.46	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$126		$107		$37
Ratio of expenses (%)	0.50	(d)(e)	0.73	(e)(f)	0.50	(d)(e)
Ratio of net investment income (loss) (%)	1.33	(d)	1.02		1.16	(d)
Portfolio turnover rate (%)(g)	1	(c)	10		2	(c)

Simplify High Yield PLUS Credit Hedge ETF Selected Per Share Data	For the Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30, 2023	Period Ended June 30, 2022(h)
Net Asset Value, beginning of period	$21.80		$22.23	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.54		0.67	0.01
Net realized and unrealized gain (loss)	1.05		0.76	(2.44)
Total from investment operations	1.59		1.43	(2.43)
Variable transaction fees (see Note 8)	—		—	0.01
Less distributions from:
Net investment income	(0.60)		(1.39)	(0.24)
Return of capital	—		(0.47)	(0.11)
Total distributions	(0.60)		(1.86)	(0.35)
Net Asset Value, end of period	$22.79		$21.80	$22.23
Total Return (%)	7.38	(c)	6.75	(9.74	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$58		$45	$30
Ratio of expenses before fee waiver (%)	0.50	(d)	0.51 (i)	0.50	(d)(e)
Ratio of expenses after fee waiver (%)	0.25	(d)	0.26 (i)	0.25	(d)(e)
Ratio of net investment income (loss) (%)	4.90	(d)	3.05	0.15	(d)
Portfolio turnover rate (%)(g)	0	(c)	0	77	(c)

(a)	For the period November 2, 2021 (commencement of operations) through June 30, 2022.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(f)	The ratios of expenses to average net assets includes interest expense fees of 0.23%.
(g)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(h)	For the period February 15, 2022 (commencement of operations) through June 30, 2022.
(i)	The ratios of expenses to average net assets includes interest expense fees of 0.01%.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify Interest Rate Hedge ETF	For the Six Months Ended December 31, 2023		Years Ended June 30		Period Ended June 30,
Selected Per Share Data	(Unaudited)		2023	2022	2021(a)
Net Asset Value, beginning of period	$64.08		$57.25	$40.55	$50.00
Income (loss) from investment operations:
Net investment income (loss)(b)	1.58		1.45	0.03	(0.00	)(c)
Net realized and unrealized gain (loss)	8.31		5.75	15.86	(10.42)
Total from investment operations	9.89		7.20	15.89	(10.42)
Variable transaction fees (see Note 8)	0.62		0.47	0.82	0.97
Less distributions from:
Net investment income	(3.27)		(0.84)	(0.01)	—
Net realized gains	(31.50)		—	—	—
Total distributions	(34.77)		(0.84)	(0.01)	—
Net Asset Value, end of period	$39.82		$64.08	$57.25	$40.55
Total Return (%)	16.58	(d)	13.35	41.18	(18.89	)(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$85		$218	$302	$63
Ratio of expenses (%)	0.50	(e)	0.50	0.50	0.50	(e)
Ratio of net investment income (loss) (%)	3.75	(e)	2.26	0.05	(0.05	)(e)
Portfolio turnover rate (%)(f)	107	(d)	124	3	0	(d)

Simplify Intermediate Term Treasury Futures Strategy ETF Selected Per Share Data	For the Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30, 2023	Period Ended June 30, 2022(g)
Net Asset Value, beginning of period	$14.71		$18.28	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.34		0.51	0.14
Net realized and unrealized gain (loss)	(0.48)		(3.53)	(6.74)
Total from investment operations	(0.14)		(3.02)	(6.60)
Less distributions from:
Net investment income	(0.31)		(0.55)	(0.12)
Total distributions	(0.31)		(0.55)	(0.12)
Net Asset Value, end of period	$14.26		$14.71	$18.28
Total Return (%)	(0.89	)(d)	(16.61)	(26.47	)(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$53		$53	$40
Ratio of expenses before fee waiver (%)	0.25	(e)	0.27 (h)	0.25	(e)
Ratio of expenses after fee waiver (%)	0.15	(e)	0.17 (h)	0.15	(e)
Ratio of net investment income (loss) (%)	5.06	(e)	3.16	0.85	(e)
Portfolio turnover rate (%)(f)	0	(d)	0	153	(d)

(a)	For the period May 11, 2021 (commencement of operations) through June 30, 2021.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Less than $.005.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(g)	For the period September 28, 2021 (commencement of operations) through June 30, 2022.
(h)	The ratios of expenses to average net assets includes interest expense fees of 0.02%.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify Market Neutral Equity Long/Short ETF Selected Per Share Data	For the Six Months Ended December 31, 2023 (Unaudited)		Period Ended June 30, 2023(a)
Net Asset Value, beginning of period	$24.43		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.53		0.04
Net realized and unrealized gain (loss)	(0.91)		(0.61)
Total from investment operations	(0.38)		(0.57)
Less distributions from:
Net investment income	(1.89)		—
Total distributions	(1.89)		—
Net Asset Value, end of period	$22.16		$24.43
Total Return (%)	(1.58	)(c)	(2.29	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$104		$4
Ratio of expenses (%)	1.00	(d)	1.00	(d)
Ratio of net investment income (loss) (%)	4.35	(d)	4.02	(d)
Portfolio turnover rate (%)(e)	0	(c)	0	(c)

Simplify MBS ETF Selected Per Share Data	Period Ended December 31, 2023(f) (Unaudited)
Net Asset Value, beginning of period	$50.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.36
Net realized and unrealized gain (loss)	1.48
Total from investment operations	1.84
Less distributions from:
Net investment income	(0.25)
Total distributions	(0.25)
Net Asset Value, end of period	$51.59
Total Return (%)	3.67	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$190
Ratio of expenses before fee waiver (%)	0.25	(d)
Ratio of expenses after fee waiver (%)	0.15	(d)
Ratio of net investment income (loss) (%)	4.90	(d)
Portfolio turnover rate (%)(e)	270	(c)

(a)	For the period June 14, 2023 (commencement of operations) through June 30, 2023.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(f)	For the period November 7, 2023 (commencement of operations) through December 31, 2023.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify Multi-QIS Alternative ETF Selected Per Share Data	Period Ended December 31, 2023(a) (Unaudited)
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.53
Net realized and unrealized gain (loss)	0.06
Total from investment operations	0.59
Less distributions from:
Net investment income	(0.81)
Total distributions	(0.81)
Net Asset Value, end of period	$24.78
Total Return (%)	2.37	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$115
Ratio of expenses (%)	1.00	(d)
Ratio of net investment income (loss) (%)	4.38	(d)
Portfolio turnover rate (%)(e)	0	(c)

Simplify Short Term Treasury Futures Strategy ETF Selected Per Share Data	For the Six Months Ended December 31, 2023 (Unaudited)		Period Ended June 30, 2023(f)
Net Asset Value, beginning of period	$22.66		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.58		0.68
Net realized and unrealized gain (loss)	0.43		(2.38)
Total from investment operations	1.01		(1.70)
Less distributions from:
Net investment income	(0.52)		(0.64)
Total distributions	(0.52)		(0.64)
Net Asset Value, end of period	$23.15		$22.66
Total Return (%)	4.53	(c)	(6.97	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$822		$534
Ratio of expenses before fee waiver (%)	0.25	(d)	0.26	(d)(g)
Ratio of expenses after fee waiver (%)	0.15	(d)	0.15	(d)(g)
Ratio of net investment income (loss) (%)	5.15	(d)	4.62	(d)
Portfolio turnover rate (%)(e)	0	(c)	0	(c)

(a)	For the period July 11, 2023 (commencement of operations) through December 31, 2023.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(f)	For the period November 15, 2022 (commencement of operations) through June 30, 2023.
(g)	The ratios of expenses to average net assets includes interest expense fees of 0.01%.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify Tail Risk Strategy ETF* Selected Per Share Data	For the Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30, 2023		Period Ended June 30, 2022(a)
Net Asset Value, beginning of period	$117.25		$399.61		$500.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.74		19.41		7.70
Net realized and unrealized gain (loss)	(113.32)		(283.37)		(80.89)
Total from investment operations	(112.58)		(263.96)		(73.19)
Less distributions from:
Net investment income	(1.20)		(18.40)		(6.80)
Return of capital	—		—		(20.40)
Total distributions	(1.20)		(18.40)		(27.20)
Net Asset Value, end of period	$3.47		$117.25		$399.61
Total Return (%)	(96.86	)(c)(d)	(68.31)		(15.01	)(c)(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$2		$17		$104
Ratio of expenses before fee waiver (%)	1.51	(e)(f)(g)	0.95	(g)(h)	0.76	(e)(g)(i)
Ratio of expenses after fee waiver (%)	1.17	(e)(f)(g)	0.45	(g)(h)(j)	0.17	(e)(g)(i)
Ratio of net investment income (loss) (%)	3.42	(e)	6.92		2.27	(e)
Portfolio turnover rate (%)(k)	270	(d)	68		125	(d)

Simplify US Equity PLUS GBTC ETF	For the Six Months Ended December 31, 2023		Years Ended June 30			Period Ended June 30,
Selected Per Share Data	(Unaudited)		2023		2022	2021(l)
Net Asset Value, beginning of period	$24.98		$20.43		$25.32	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.10		0.18		0.17	0.06
Net realized and unrealized gain (loss)	3.60		5.35		(4.51)	0.30
Total from investment operations	3.70		5.53		(4.34)	0.36
Less distributions from:
Net investment income	(0.10)		(0.11)		(0.21)	(0.04)
Net realized gains	—		—		(0.34)	—
Return of capital	—		(0.87)		—	—
Total distributions	(0.10)		(0.98)		(0.55)	(0.04)
Net Asset Value, end of period	$28.58		$24.98		$20.43	$25.32
Total Return (%)	14.92	(d)	27.69		(17.66)	1.46	(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$6		$9		$87	$103
Ratio of expenses (%)	0.50	(e)(g)	0.51	(g)(i)	0.50 (g)	0.51	(e)(g)(i)
Ratio of net investment income (loss) (%)	0.80	(e)	0.84		0.66	2.65	(e)
Portfolio turnover rate (%)(k)	7	(d)	8		6	2	(d)

*	Share transactions have been adjusted to reflect the effect of a 1 for 20 reverse share split on February 9, 2023. (See Note 9 in the Notes to Financial Statements.)
(a)	For the period September 14, 2021 (commencement of operations) through June 30, 2022.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Total Return would have been lower if certain expenses had not been waived/reimbursed by the Advisor.
(d)	Not annualized.
(e)	Annualized.
(f)	The ratios of expenses to average net assets includes interest expense fees of 0.76%.
(g)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(h)	The ratios of expenses to average net assets includes interest expense fees of 0.20%.
(i)	The ratios of expenses to average net assets includes interest expense fees of 0.01%.
(j)	The ratio of expenses after fee waiver includes a voluntary waiver of 0.25%. See note 6.
(k)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(l)	For the period May 25, 2021 (commencement of operations) through June 30, 2021.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify US Equity PLUS QIS ETF Selected Per Share Data	Period Ended December 31, 2023(a) (Unaudited)
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.45
Net realized and unrealized gain (loss)	1.38
Total from investment operations	1.83
Less distributions from:
Net investment income	(0.44)
Total distributions	(0.44)
Net Asset Value, end of period	$26.39
Total Return (%)	7.32	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$3
Ratio of expenses (%)	0.55	(d)(e)(f)
Ratio of net investment income (loss) (%)	13.49	(d)
Portfolio turnover rate (%)(g)	49	(c)

(a)	For the period November 14, 2023 (commencement of operations) through December 31, 2023.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios of expenses to average net assets includes interest expense fees of 0.05%.
(f)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(g)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Consolidated Financial Highlights

Simplify Commodities Strategy No K-1 ETF Selected Per Share Data	For the Six Months Ended December 31, 2023 (Unaudited)		Period Ended June 30, 2023(a)
Net Asset Value, beginning of period	$24.69		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.49		0.20
Net realized and unrealized gain (loss)	(1.52)		(0.41)
Total from investment operations	(1.03)		(0.21)
Less distributions from:
Net investment income	(0.36)		(0.10)
Total distributions	(0.36)		(0.10)
Net Asset Value, end of period	$23.30		$24.69
Total Return (%)	(4.22	)(c)	(0.86	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$9		$6
Ratio of expenses (%)	0.75	(d)(e)	0.75	(d)(e)
Ratio of net investment income (loss) (%)	4.00	(d)	3.06	(d)
Portfolio turnover rate (%)(f)	0	(c)	0	(c)

Simplify Macro Strategy ETF Selected Per Share Data	For the Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30, 2023		Period Ended June 30, 2022(g)
Net Asset Value, beginning of period	$23.32		$23.59		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.43		1.35		0.16
Net realized and unrealized gain (loss)	(0.21)		(0.43)		(1.56)
Total from investment operations	0.22		0.92		(1.40)
Less distributions from:
Net investment income	(0.60)		(1.19)		(0.01)
Total distributions	(0.60)		(1.19)		(0.01)
Net Asset Value, end of period	$22.94		$23.32		$23.59
Total Return (%)	1.04	(c)(h)	3.94	(h)	(5.61	)(c)(h)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$30		$51		$6
Ratio of expenses before fee waiver (%)	0.91	(d)(e)(i)	0.77	(e)(j)	0.75	(d)(e)
Ratio of expenses after fee waiver (%)	0.73	(d)(e)(i)	0.44	(e)(j)(k)	0.45	(d)(e)
Ratio of net investment income (loss) (%)	3.77	(d)	5.74		5.88	(d)
Portfolio turnover rate (%)(f)	25	(c)	71		11	(c)

(a)	For the period March 28, 2023 (commencement of operations) through June 30, 2023.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(g)	For the period May 17, 2022 (commencement of operations) through June 30, 2022.
(h)	Total Return would have been lower if certain expenses had not been waived/reimbursed by the Advisor.
(i)	The ratios of expenses to average net assets includes interest expense fees of 0.16%.
(j)	The ratios of expenses to average net assets includes interest expense fees of 0.02%.
(k)	The ratio of expenses after fee waiver includes a voluntary waiver of 0.12%. See note 5.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Consolidated Financial Highlights (Continued)

Simplify Managed Futures Strategy ETF Selected Per Share Data	For the Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30, 2023		Period Ended June 30, 2022(a)
Net Asset Value, beginning of period	$25.55		$27.27		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.51		0.67		(0.02)
Net realized and unrealized gain (loss)	(0.80)		(0.58)		2.29
Total from investment operations	(0.29)		0.09		2.27
Less distributions from:
Net investment income	(0.48)		(1.14)		—
Net realized gains	(1.26)		(0.67)		—
Total distributions	(1.74)		(1.81)		—
Net Asset Value, end of period	$23.52		$25.55		$27.27
Total Return (%)	(1.22	)(c)	0.13		9.07	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$138		$128		$29
Ratio of expenses (%)	0.76	(d)(e)(f)	0.78	(f)(g)	0.75	(d)(f)
Ratio of net investment income (loss) (%)	3.92	(d)	2.49		(0.27	)(d)
Portfolio turnover rate (%)(h)	0	(c)	0		0	(c)

(a)	For the period March 8, 2022 (commencement of operations) through June 30, 2022.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios of expenses to average net assets includes interest expense fees of 0.01%.
(f)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(g)	The ratios of expenses to average net assets includes interest expense fees of 0.03%.
(h)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Notes to Financial Statements

December 31, 2023 (Unaudited)

1. Organization

Simplify Exchange Traded Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of December 31, 2023, the Trust consists of twenty six investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Simplify Aggregate Bond ETF

Simplify Health Care ETF

Simplify Hedged Equity ETF

Simplify High Yield PLUS Credit Hedge ETF

Simplify Interest Rate Hedge ETF

Simplify Intermediate Term Treasury Futures Strategy ETF

Simplify Market Neutral Equity Long/Short ETF

Simplify MBS ETF

Simplify Multi-QIS Alternative ETF

Simplify Short Term Treasury Futures Strategy ETF

Simplify Tail Risk Strategy ETF

Simplify US Equity PLUS GBTC ETF

Simplify US Equity PLUS QIS ETF

Simplify Commodities Strategy No K-1 ETF

Simplify Macro Strategy ETF

Simplify Managed Futures Strategy ETF

Effective August 29, 2023, Simplify Aggregate Bond PLUS Credit Hedge ETF changed its name to Simplify Aggregate Bond ETF.

The Simplify Interest Rate Hedge ETF is a non-diversified Fund of the Trust.

Simplify Asset Management Inc. (the “Adviser”) serves as investment adviser to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the oversight of the Trust’s Board of Trustees (the “Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”), except for Simplify Intermediate Term Treasury Futures Strategy ETF which offers shares that are listed and traded on the CBOE BZX Exchange, Inc. and Simplify US Equity PLUS GBTC ETF which offer shares that are listed and traded on the Nasdaq Stock Market LLC (“Nasdaq”). Unlike mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 25,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

Fund	Investment objectives
Simplify Aggregate Bond ETF	The Fund seeks to maximize total return.
Simplify Health Care ETF	The Fund seeks long-term capital appreciation.
Simplify Hedged Equity ETF	The Fund seeks to provide long-term capital appreciation.
Simplify High Yield PLUS Credit Hedge ETF	The Fund seeks to maximize current income by investing primarily in high-yield bonds through swaps on exchange traded funds while mitigating credit risk.
Simplify Interest Rate Hedge ETF	The Fund seeks to hedge interest rate movements arising from rising long-term interest rates, and to benefit from market stress when fixed income volatility increases, while providing the potential for income.
Simplify Intermediate Term Treasury Futures Strategy ETF	The Fund seeks to provide total return, before fees and expenses that matches or outperforms the performance of the ICE US Treasury 20+ Year Index on a calendar quarter basis. The Fund does not seek to achieve its stated investment objective over a period of time different than a full calendar quarter.
Simplify Market Neutral Equity Long/Short ETF	The Fund seeks to provide positive absolute returns and income.
Simplify MBS ETF	The Fund seeks to provide total return, consistent with preservation of capital and prudent investment management.
Simplify Multi-QIS Alternative ETF	The Fund seeks to provide positive absolute returns and income.
Simplify Short Term Treasury Futures Strategy ETF	The Fund seeks to provide total return, before fees and expenses that matches or outperforms the performance of the ICE US Treasury 7-10 Year Bond Index on a calendar quarter basis. The Fund does not seek to achieve its stated investment objective over a period of time different than a full calendar quarter.
Simplify Tail Risk Strategy ETF	The Fund seeks to provide income and capital appreciation while protecting against significant downside risk.
Simplify US Equity PLUS GBTC ETF	The Fund seeks long-term capital appreciation.
Simplify US Equity PLUS QIS ETF	The Fund seeks to achieve long-term capital appreciation.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

Fund	Investment objectives
Simplify Commodities Strategy No K-1 ETF	The Fund seeks long term capital appreciation.
Simplify Macro Strategy ETF	The Fund seeks to provide absolute returns.
Simplify Managed Futures Strategy ETF	The Fund seeks long term capital appreciation.

2. Consolidation of Subsidiary

The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statement of Changes in Net Assets, and the Consolidated Financial Highlights of the Funds listed below include the accounts of a wholly owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Each Subsidiary is a Cayman Islands exempted company with limited liability. For tax purposes, each Fund is required to increase its taxable income by its shares of the Cayman subsidiary’s income. Net losses incurred by each Subsidiary cannot offset income earned by each Fund and cannot be carried back or forward by each Subsidiary to offset income from prior or future years.

Fund	Wholly Owned Subsidiary
Simplify Commodities Strategy No K-1 ETF	Simplify Commodities Strategy No K-1 Cayman Fund
Simplify Macro Strategy ETF	Simplify Macro Strategy Cayman Fund
Simplify Managed Futures Strategy ETF	Simplify Managed Futures Strategy Cayman Fund

A summary of each Fund’s investment in its corresponding subsidiary is as follows:

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at December 31, 2023	% of Fund’s Consolidated Total Assets at December 31, 2023
Simplify Commodities Strategy No K-1 ETF	March 28, 2023	$2,178,875	23.4%
Simplify Macro Strategy ETF	May 17, 2022	$2,865,633	9.4%
Simplify Managed Futures Strategy ETF	March 8, 2022	$31,425,953	22.7%

3. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

Each Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to the Adviser, as valuation designee pursuant to Rule 2a-5 under the 1940 Act. The Adviser may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1 of the fair value hierarchy.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

Exchange traded options are valued at the mean between the current bid and ask prices on the exchange on which such options are traded. If a mean price is not available, the closing price is used. Exchange trade options are categorized as Level 1. Options with international equity exposure are marked to market using closing prices for the underlying and interpolated option implied volatilities obtained from mid-market prices for options on the same underlying of similar expiries and strike prices. These securities are categorized as Level 2 in the fair value hierarchy.

Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Debt securities are generally categorized as Level 2 of the fair value hierarchy.

Swaptions are valued based on prices provided by a third-party pricing vendor that collects and aggregates market data to produce valuations. These securities are categorized as Level 2 in the fair value hierarchy.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Reverse repurchase agreements are valued at cost plus accrued interest. These securities are categorized as Level 2 in the fair value hierarchy.

Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and asked prices quotations from market makers or by a pricing service or other parties in accordance with the valuation procedures approved by the Board.

Money Market Funds are valued at NAV.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

●	Level 1 – Quoted prices in active markets for identical assets that the funds have the ability to access.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2023 for each Fund based upon the three levels defined above:

Simplify Aggregate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$103,822,985	$—	$—	$103,822,985
U.S. Exchange-Traded Funds	38,960,916	—	—	38,960,916
Futures	191,890	—	—	191,890
TOTAL	$142,975,791	$—	$—	$142,975,791

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(776,992)	$—	$—	$(776,992)
Futures	$(213,585)	$—	$—	$(213,585)
TOTAL	$(990,577)	$—	$—	$(990,577)

Simplify Health Care ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$54,846,847	$—	$—	$54,846,847
Money Market Funds	75,672	—	—	75,672
TOTAL	$54,922,519	$—	$—	$54,922,519

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

Simplify Hedged Equity ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Exchange-Traded Funds	$128,736,569	$—	$—	$128,736,569
Purchased Options	332,055	—	—	332,055
Money Market Funds	900,583	—	—	900,583
TOTAL	$129,969,207	$—	$—	$129,969,207

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(4,401,230)	$—	$—	$(4,401,230)
TOTAL	$(4,401,230)	$—	$—	$(4,401,230)

Simplify High Yield PLUS Credit Hedge ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$57,494,549	$—	$—	$57,494,549
Purchased Options	32,085	—	—	32,085
Total Return Swaps	—	463,615	—	463,615
TOTAL	$57,526,634	$463,615	$—	$57,990,249

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(19,435)	$—	$—	$(19,435)
Total Return Swaps	—	(301,237)	—	(301,237)
TOTAL	$(19,435)	$(301,237)	$—	$(320,672)

Simplify Interest Rate Hedge ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$50,470,680	$—	$—	$50,470,680
U.S. Government Obligations	26,784,106	—	—	26,784,106
Purchased Swaptions	—	3,157,634	—	3,157,634
Interest Rate Swaps	—	1,554	—	1,554
TOTAL	$77,254,786	$3,159,188	$—	$80,413,974

Simplify Intermediate Term Treasury Futures Strategy ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$51,588,969	$—	$—	$51,588,969
Money Market Funds	70,052	—	—	70,052
Futures	4,729,244	—	—	4,729,244
TOTAL	$56,388,265	$—	$—	$56,388,265

Simplify Market Neutral Equity Long/Short ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$105,360,310	$—	$—	$105,360,310
Total Return Swaps	—	701,575	—	701,575
TOTAL	$105,360,310	$701,575	$—	$106,061,885

Liabilities	Level 1	Level 2	Level 3	Total
Total Return Swaps	$—	$(736,407)	$—	$(736,407)
TOTAL	$—	$(736,407)	$—	$(736,407)

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

Simplify MBS ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Agency Mortgage Backed Securities	$—	$183,926,954	$—	$183,926,954
U.S. Treasury Bills	177,928,348	—	—	177,928,348
TOTAL	$177,928,348	$183,926,954	$—	$361,855,302

Simplify Multi-QIS Alternative ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$114,271,438	$—	$—	$114,271,438
Total Return Swaps	—	635,893	—	635,893
TOTAL	$114,271,438	$635,893	$—	$114,907,331

Liabilities	Level 1	Level 2	Level 3	Total
Total Return Swaps	$—	$(309,078)	$—	$(309,078)
TOTAL	$—	$(309,078)	$—	$(309,078)

Simplify Short Term Treasury Futures Strategy ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$809,576,988	$—	$—	$809,576,988
Futures	40,537,888	—	—	40,537,888
TOTAL	$850,114,876	$—	$—	$850,114,876

Simplify Tail Risk Strategy ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Exchange-Traded Funds	$1,729,357	$—	$—	$1,729,357
Purchased Options	388,720	—	—	388,720
Money Market Funds	266,279	—	—	266,279
TOTAL	$2,384,356	$—	$—	$2,384,356

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(37,000)	$—	$—	$(37,000)
TOTAL	$(37,000)	$—	$—	$(37,000)

Simplify US Equity PLUS GBTC ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Exchange-Traded Funds	$5,469,819	$—	$—	$5,469,819
Grantor Trusts	642,997	—	—	642,997
Money Market Funds	109,908	—	—	109,908
Futures	35,573	—	—	35,573
TOTAL	$6,258,297	$—	$—	$6,258,297

Simplify US Equity PLUS QIS ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Exchange-Traded Funds	$2,843,592	$—	$—	$2,843,592
U.S. Treasury Bills	306,155	—	—	306,155
Futures	63,645	—	—	63,645
TOTAL	$3,213,392	$—	$—	$3,213,392

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

Simplify Commodities Strategy No K-1 ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$7,996,766	$—	$—	$7,996,766
Futures	75,676	—	—	75,676
TOTAL	$8,072,442	$—	$—	$8,072,442

Liabilities	Level 1	Level 2	Level 3	Total
Futures	$(12,000)	$—	$—	$(12,000)
TOTAL	$(12,000)	$—	$—	$(12,000)

Simplify Macro Strategy ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Exchange-Traded Funds	$21,192,588	$—	$—	$21,192,588
U.S. Treasury Inflation Indexed Bonds	3,497,637	—	—	3,497,637
U.S. Treasury Bills	3,407,212	—	—	3,407,212
Purchased Options	202,350	—	—	202,350
TOTAL	$28,299,787	$—	$—	$28,299,787

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(150,100)	$—	$—	$(150,100)
TOTAL	$(150,100)	$—	$—	$(150,100)

Simplify Managed Futures Strategy ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$130,640,542	$—	$—	$130,640,542
Futures	2,205,345	—	—	2,205,345
TOTAL	$132,845,887	$—	$—	$132,845,887

Liabilities	Level 1	Level 2	Level 3	Total
Futures	$(7,066,118)	$—	$—	$(7,066,118)
TOTAL	$(7,066,118)	$—	$—	$(7,066,118)

Cash

Cash consists of cash on deposit with a major financial institution which may exceed federally insured limits.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

Income Tax Information and Distributions to Shareholders

It is the Funds’ policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is each Fund’s policy is to pay out dividends from net investment income monthly, except for Simplify Health Care ETF, Simplify Hedged Equity ETF, Simplify Market Neutral Equity Long Short ETF, Simplify Multi-QIS Alternative ETF, Simplify US Equity PLUS GBTC ETF, Simplify US Equity PLUS QIS ETF and Simplify Commodities Strategy No K-1 ETF which pay out dividends from net investment income quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. Each Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed each Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in any Fund’s financial statement.

Each Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations.

4. Derivative Financial Instruments

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained. Unlike when a Fund purchases or sells a security, no price would be paid or received by a Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain a Fund’s open positions in futures contracts, a Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” A Fund expects to earn interest income on margin deposits.

The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on a Fund and the Fund can lose more than the principal amount invested; (d) losses caused by unanticipated market movements, which are potentially unlimited; (e) the adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (f) the possibility that the counterparty will default in the performance of its obligations; and (g) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and a Fund may have to sell securities at a time when it may be disadvantageous to do so.

Option Contracts

A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

Swaptions. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular swaption agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, it becomes obligated (if the swaption is exercised) according to the terms of the underlying agreement.

When a Fund writes a swaption, an amount equal to the premium received by a Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the written swaption expires, a Fund realizes a gain equal to the amount of the premium paid, which is included in realized gain (loss) on written swaptions in the Statement of Operations. If the written swaption is exercised or sold, the premium received is added to the proceeds or offset against amounts paid on the underlying security to determine the realized gain or loss, which is reported as gain (loss) on written swaptions in the Statements of Operations.

A Fund may also purchase swaptions which involve the payment of premium in exchange for an option to enter into an interest rate swap and credit default swap with specified terms and conditions on a future date. The purchaser has the right, but not the obligation, to enter into the new swap agreement. Periodic payments are typically made during the life of the swap agreement according to the terms of such agreement. Changes in value of purchased swaptions are reported as part of change in unrealized gain (loss) on investments in the Statements of Operations. When the purchased swaption is exercised, terminated, expires or is sold, a Fund will record a gain or loss, which is reported as part of realized gain (loss) on investments in the Statements of Operations.

Swaps. Swap agreements are agreements between a Fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap. Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Total Return Swaps. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A fund may enter into total return swaps in which it may act as either

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.

The following table summarizes the value of the Funds’ derivative instruments held as of December 31, 2023 and the related location in the accompanying Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities, presented by underlying risk exposure:

Fund	Asset Derivatives		Liability Derivatives
Simplify Aggregate Bond ETF
Equity Contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$213,585
Interest Rate Contracts	Unrealized appreciation on futures contracts*	$191,890	Unrealized depreciation on futures contracts*	$—
Equity Contracts	Written options	$—	Written options	$538,491
Interest Rate Contracts	Written options	$—	Written options	$238,501

Simplify Hedged Equity ETF
Equity Contracts	Investments, at value(1)	$332,055	Investments, at value(1)	$—
Equity Contracts	Written options	$—	Written options	$4,401,230

Simplify High Yield PLUS Credit Hedge ETF
Equity Contracts	Investments, at value(1)	$32,085	Investments, at value(1)	$—
Equity Contracts	Unrealized appreciation on OTC swaps	$463,615	Unrealized depreciation on OTC swaps	$301,237
Equity Contracts	Written options	$—	Written options	$19,435

Simplify Interest Rate Hedge ETF
Interest Rate Contracts	Unrealized appreciation on OTC swaps	$1,554	Unrealized depreciation on OTC swaps	$—
Interest Rate Contracts	Investments, at value(2)	$3,157,634	Investments, at value(2)	$—

Simplify Intermediate Term Treasury Futures Strategy ETF
Interest Rate Contracts	Unrealized appreciation on futures contracts*	$4,729,244	Unrealized depreciation on futures contracts*	$—

Simplify Market Neutral Equity Long/Short ETF
Equity Contracts	Unrealized appreciation on OTC swaps	$701,575	Unrealized depreciation on OTC swaps	$736,407

Simplify Multi-QIS Alternative ETF
Commodity Contracts	Unrealized appreciation on OTC swaps	$635,893	Unrealized depreciation on OTC swaps	$309,078

Simplify Short Term Treasury Futures Strategy ETF
Interest Rate Contracts	Unrealized appreciation on futures contracts*	$40,537,888	Unrealized depreciation on futures contracts*	$—

Simplify Tail Risk Strategy ETF
Equity Contracts	Investments, at value(1)	$388,720	Investments, at value(1)	$—
Equity Contracts	Written options	$—	Written options	$37,000

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

Fund	Asset Derivatives		Liability Derivatives
Simplify US Equity PLUS GBTC ETF
Equity Contracts	Unrealized appreciation on futures contracts*	$35,573	Unrealized depreciation on futures contracts*	$—

Simplify US Equity PLUS QIS ETF
Equity Contracts	Unrealized appreciation on futures contracts*	$63,645	Unrealized depreciation on futures contracts*	$—

Simplify Commodities Strategy No K-1 ETF
Commodity Contracts	Unrealized appreciation on futures contracts*	$75,676	Unrealized depreciation on futures contracts*	$12,000

Simplify Macro Strategy ETF
Equity Contracts	Investments, at value(1)	$202,350	Investments, at value(1)	$—
Equity Contracts	Written options	$—	Written options	$150,100

Simplify Managed Futures Strategy ETF
Commodity Contracts	Unrealized appreciation on futures contracts*	$2,205,345	Unrealized depreciation on futures contracts*	$484,167
Interest Rate Contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$6,581,951

*	Includes cumulative unrealized appreciation or unrealized cumulative depreciation on futures contracts as disclosed in the Schedule of Investments.
(1)	Purchased option contracts are included in Investments within the Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.
(2)	Purchased swaption contracts are included in Investments within the Statement of Assets and Liabilities.

For the period ended December 31, 2023, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on purchased option contracts (a) by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Hedged Equity ETF	Equity	$(2,317,589)	$(14,936)
Simplify Enhanced Income ETF	Equity	91,390	(122,251)
Simplify High Yield PLUS Credit Hedge ETF	Equity	(69,328)	(20,280)
Simplify Tail Risk Strategy ETF	Equity	(26,720,417)	3,302,761
Simplify Stable Income ETF	Equity	3,493	(682)
Simplify Macro Strategy ETF	Equity	(742,565)	(1,023,538)
Simplify Macro Strategy ETF	Commodity	(594,396)	—
Simplify Macro Strategy ETF	Interest Rate	—	455,324

(a)	Purchased option contracts are included in Net Realized Gain (Loss) on Investments within the Statement of Operations or Consolidated Statement of Operations.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

For the period ended December 31, 2023, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on purchased swaption contracts (b) by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Interest Rate Hedge ETF	Interest Rate	$25,116,800	$9,735,140

(b)	Purchased Swaptions are included in Net Realized Gain (Loss) on Investments within the Statement of Operations or Consolidated Statement of Operations.

For the period ended December 31, 2023, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on swap contracts by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Aggregate Bond ETF	Equity	$(322)	$(2,346)
Simplify High Yield PLUS Credit Hedge ETF	Equity	2,072,140	210,745
Simplify Market Neutral Equity Long/Short ETF	Equity	(1,223,146)	(28,943)
Simplify Multi-QIS Alternative ETF	Commodity	(224,123)	326,815

For the period ended December 31, 2023, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on futures contracts by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Aggregate Bond ETF	Equity	$(202,835)	$(213,585)
Simplify Aggregate Bond ETF	Interest Rate	3,321,498	220,404
Simplify Intermediate Term Treasury Futures Strategy ETF	Interest Rate	(9,344,661)	7,331,912
Simplify Short Term Treasury Futures Strategy ETF	Interest Rate	42,078,711	63,835,168
Simplify US Equity PLUS GBTC ETF	Equity	31,270	5,045
Simplify US Equity PLUS QIS ETF	Equity	35,307	63,645
Simplify Commodities Strategy No K-1 ETF	Commodity	(747,382)	56,607
Simplify Macro Strategy ETF	Commodity	19,355	—
Simplify Macro Strategy ETF	Interest Rate	(18,337)	—
Simplify Managed Futures Strategy ETF	Commodity	(805,731)	487,839
Simplify Managed Futures Strategy ETF	Interest Rate	5,383,569	(11,621,741)

For the period ended December 31, 2023, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on written option contracts by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Aggregate Bond ETF	Equity	$496,868	$(60,735)
Simplify Aggregate Bond ETF	Interest Rate	929,947	(83,191)
Simplify Hedged Equity ETF	Equity	767,456	(1,379,478)
Simplify Enhanced Income ETF	Equity	328,998	273,439
Simplify High Yield PLUS Credit Hedge ETF	Equity	111,617	15,235
Simplify Tail Risk Strategy ETF	Equity	3,059,648	(2,469,453)
Simplify Stable Income ETF	Equity	(52,301)	54,477
Simplify Macro Strategy ETF	Equity	897,414	(305,119)
Simplify Macro Strategy ETF	Commodity	470,821	—

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Macro Strategy ETF	Interest Rate	$—	$(223,070)

For the period ended December 31, 2023, the average fiscal quarter end balances of outstanding derivative financial instruments were as follows:

Fund	Purchased Option Contracts (Contract Value)	Purchased Swaption Contracts (Contract Value)	Futures Contracts (Notional Value)	Written Option Contracts (Contract Value)	Swaps (Notional Value)
Simplify Aggregate Bond ETF	$166	$—	$47,912,504	$(393,539)	$890
Simplify Hedged Equity ETF	823,900	—	—	(2,470,468)	—
Simplify Enhanced Income ETF	32,188	—	—	(139,013)	—
Simplify High Yield PLUS Credit Hedge ETF	45,132	—	—	(25,638)	4,512,297
Simplify Interest Rate Hedge ETF	—	16,192,884	—	—	3,333
Simplify Intermediate Term Treasury Futures Strategy ETF	—	—	170,319,276	—	—
Simplify Market Neutral Equity Long/ Short ETF	—	—	—	—	(5,415)
Simplify Multi-QIS Alternative ETF	—	—	—	—	281,050
Simplify Short Term Treasury Futures Strategy ETF	—	—	3,439,213,346	—	—
Simplify Tail Risk Strategy ETF	3,648,234	—	—	(1,398,946)	—
Simplify US Equity PLUS GBTC ETF	—	—	986,433	—	—
Simplify US Equity PLUS QIS ETF	—	—	1,928,000	—	—
Simplify Stable Income ETF	687	—	—	(27,766)	—
Simplify Commodities Strategy No K-1 ETF	—	—	(3,947,425)	—	—
Simplify Macro Strategy ETF	2,157,830	—	35,456,250	(684,397)	—
Simplify Managed Futures Strategy ETF	—	—	(1,051,436,159)	—	—

Certain Funds enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

The following table presents Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement or similar arrangement (collectively referred to as “MNA”) and net of the related collateral received/pledged by the Fund as of December 31, 2023:

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(1)	Non-Cash Collateral Pledged(1)	Net Amount of Derivatives Assets
Simplify High Yield PLUS Credit Hedge ETF
Morgan Stanley Capital Services LLC	$463,615	$(301,237)	$—	$—	$162,378
	$463,615	$(301,237)	$—	$—	$162,378

(1)	The actual collateral received and/or pledged may be more than amount shown.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

Fund	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Pledged(1)	Non-Cash Collateral Pledged(1)	Net Amount of Derivatives Liabilities
Simplify High Yield PLUS Credit Hedge ETF
Morgan Stanley Capital Services LLC	$301,237	$(301,237)	$—	$—	$—
	$301,237	$(301,237)	$—	$—	$—

(1)	The actual collateral received and/or pledged may be more than amount shown.

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities(1)	Financial Instruments and Derivatives Available for Offset	Collateral Received(2)	Non-Cash Collateral Pledged(2)	Net Amount of Derivatives Assets
Simplify Interest Rate Hedge ETF
Bank of America NA	$1,229,073	$—	$—	$(1,229,073)	$—
Barclays Bank PLC	478,443	—	—	(478,443)	—
Goldman Sachs International	903,167	—	—	(903,167)	—
Morgan Stanley Capital Services LLC	546,951	—	—	(546,951)	—
	$3,157,634	$—	$—	$(3,157,634)	$—

(1)	Purchased swaption contracts are included in Investments within the Statement of Assets and Liabilities.
(2)	The actual collateral received and/or pledged may be more than amount shown.

Fund	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities(1)	Financial Instruments and Derivatives Available for Offset	Cash Collateral Pledged(2)	Non-Cash Collateral Pledged(2)	Net Amount of Derivatives Liabilities
Simplify Interest Rate Hedge ETF
	$—	$—	$—	$—	$—

(1)	Purchased swaption contracts are included in Investments within the Statement of Assets and Liabilities.
(2)	The actual collateral received and/or pledged may be more than amount shown.

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(1)	Non-Cash Collateral Pledged(1)	Net Amount of Derivatives Assets
Simplify Market Neutral Equity Long/Short ETF
BNP Paribas	$387,828	$(387,828)	$—	$—	$—
Goldman Sachs International	313,747	(303,579)	—	—	10,168
	$701,575	$(691,407)	$—	$—	$10,168

(1)	The actual collateral received and/or pledged may be more than amount shown.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

Fund	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Pledged(1)	Non-Cash Collateral Pledged(1)	Net Amount of Derivatives Liabilities
Simplify Market Neutral Equity Long/Short ETF
BNP Paribas	$(432,828)	$387,828	$—	$—	$(45,000)
Goldman Sachs International	(303,579)	303,579	—	—	—
	$(736,407)	$691,407	$—	$—	$(45,000)

(1)	The actual collateral received and/or pledged may be more than amount shown.

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(1)	Non-Cash Collateral Pledged(1)	Net Amount of Derivatives Assets
Simplify Multi-QIS Alternative ETF
BNP Paribas	$28,790	$(28,790)	$—	$—	$—
Goldman Sachs International	407,298	(27,422)	—	—	379,876
JP Morgan	562	—	—	—	562
Macquarie Bank	199,243	(64,778)	—	—	134,465
	$635,893	$(120,990)	$—	$—	$514,903

(1)	The actual collateral received and/or pledged may be more than amount shown.

Fund	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Pledged(1)	Non-Cash Collateral Pledged(1)	Net Amount of Derivatives Liabilities
Simplify Multi-QIS Alternative ETF
BNP Paribas	$216,878	$(28,790)	$—	$—	$188,088
Goldman Sachs International	27,422	(27,422)	—	—	—
Macquarie Bank	64,778	(64,778)	—	—	—
	$309,078	$(120,990)	$—	$—	$188,088

(1)	The actual collateral received and/or pledged may be more than amount shown.

5. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Funds, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Adviser has engaged Altis Partners (Jersey) Limited to act as the futures adviser to the Simplify Commodities Strategy No K-1 ETF and Simplify Managed Futures Strategy ETF under a futures advisory agreement (“Futures Advisory Agreement”) with the Adviser. The Adviser, not the Fund, pays the advisory fee to the futures adviser.

For its investment advisory services to the Funds below, the Adviser was entitled to receive a management fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Management
Fund	Fee
Simplify Aggregate Bond ETF	0.50%
Simplify Health Care ETF	0.50%
Simplify Hedged Equity ETF	0.50%
Simplify High Yield PLUS Credit Hedge ETF	0.50%
Simplify Interest Rate Hedge ETF	0.50%

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

Management
Fund	Fee
Simplify Intermediate Term Treasury Futures Strategy ETF	0.25%
Simplify Market Neutral Equity Long Short ETF	1.00%
Simplify MBS ETF	0.25%
Simplify Multi-QIS Alternative ETF	1.00%
Simplify Short Term Treasury Futures Strategy ETF	0.25%
Simplify Tail Risk Strategy ETF	0.75%
Simplify US Equity PLUS GBTC ETF	0.50%
Simplify US Equity PLUS QIS ETF	0.50%
Simplify Commodities Strategy No K-1 ETF	0.75%
Simplify Macro Strategy ETF	0.75%
Simplify Managed Futures Strategy ETF	0.75%

The Adviser for the Funds below has contractually agreed, until at least October 31, 2024, to waive its management fees to 0.25% of the Fund’s average daily net assets. The agreement may only be terminated by the Board on 60 days’ written notice to the Adviser. For the period ended December 31, 2023, the Adviser waived expenses of the Funds as follows:

Expenses
Fund	Waived
Simplify Aggregate Bond ETF	$107,834
Simplify High Yield PLUS Credit Hedge ETF	61,842

The Adviser for the Funds below has contractually agreed, until at least October 31, 2024, to waive its management fees to 0.15% of the Fund’s average daily net assets. The agreement may only be terminated by the Board on 60 days’ written notice to the Adviser. For the period ended December 31, 2023, the Adviser waived expenses of the Fund as follows:

Expenses
Fund	Waived
Simplify Intermediate Term Treasury Futures Strategy ETF	$24,852
Simplify MBS ETF	19,971
Simplify Short Term Treasury Futures Strategy ETF	322,040

The Adviser for the Fund below contractually agreed, until October 31, 2023, to waive its management fees to 0.50% of the Fund’s average daily net assets. The agreement may only be terminated by the Board on 60 days’ written notice to the Adviser. For the period ended December 31, 2023, the Adviser waived expenses of the Fund as follows:

Expenses
Fund	Waived
Simplify Tail Risk Strategy ETF	$19,290

The Adviser for the Fund below has contractually agreed, until at least October 31, 2024, to waive its management fees to 0.50% of the Fund’s average daily net assets. The agreement may only be terminated by the Board on 60 days’ written notice to the Adviser. For the period ended December 31, 2023, the Adviser waived expenses of the Fund as follows:

Expenses
Fund	Waived
Simplify Macro Strategy ETF	$19,865

The Adviser has agreed to waive a portion of its management fee earned by investing a Fund’s assets invested in an affiliated fund until at least October 31, 2023. The affiliated funds fee waivers are not subject to recoupment. For the period ended December 31, 2023, the affiliated funds fees waived by the Adviser are as follows:

Affiliated Fees
Fund	Waived
Simplify Tail Risk Strategy ETF	$7,076
Simplify Macro Strategy ETF	15,323

The Adviser may recoup from a Fund fees previously waived or expenses previously reimbursed by the Adviser with respect to that Fund pursuant to these agreements (or a previous expense limitation agreement) if: (1) such recoupment by the Adviser does not cause the Fund, at the time of recoupment, to exceed the lesser of (a) the expense limitation in effect at the time the relevant amount was waived and/ or reimbursed, or (b) the expense limitation in effect at the time of the proposed recoupment, and (2) the recoupment is made within three years after the fiscal year end date as of which the amount to be waived or reimbursed was determined and the waiver or reimbursement occurred. As of December 31, 2023, the Adviser may potentially recoup the following amounts from the Funds listed below:

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

	Expires June 30,
Fund	2024	2025	2026	2027
Simplify Aggregate Bond ETF	$1,118	$2,455	$9,126	107,834
Simplify High Yield PLUS Credit Hedge ETF	21,119	59,406	109,850	61,842
Simplify Intermediate Term Treasury Futures Strategy ETF	24,822	21,195	42,464	24,852
Simplify MBS ETF	—	—	—	19,971
Simplify Short Term Treasury Futures Strategy ETF	—	3,695	84,563	322,040
Simplify Tail Risk Strategy ETF	104,956	82,638	105,825	19,291
Simplify Macro Strategy ETF	—	—		19,865

Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund except for the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, expenses incidental to a meeting of a Fund’s shareholders and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and directly impact the NAV per share of each Fund.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of a Fund. Foreside Fund Officer Services, LLC a related party to the Distributor also serves as the Trust’s Compliance Officer.

A Trustee and certain Officers of the Trust are also employees of the Adviser and/or the Distributor.

6. Investment Transactions

Purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Simplify Aggregate Bond PLUS Credit Hedge ETF	$119,174,715	$123,233,320
Simplify Health Care ETF	60,058,014	59,666,288
Simplify Hedged Equity ETF	1,186,991	6,669,014
Simplify High Yield PLUS Credit Hedge ETF	—	—
Simplify Interest Rate Hedge ETF	—	—
Simplify Intermediate Term Treasury Futures Strategy ETF	—	—
Simplify Market Neutral Equity Long/Short ETF	—	—
Simplify MBS ETF	—	32
Simplify Multi-QIS Alternative ETF	—	—
Simplify Short Term Treasury Futures Strategy ETF	—	—
Simplify Stable Income ETF	—	—
Simplify Tail Risk Strategy ETF	28,071,964	56,243,824
Simplify US Equity PLUS GBTC ETF	417,935	415,529
Simplify US Equity PLUS QIS ETF	4,184,132	1,404,024
Simplify Commodities Strategy No K-1 ETF	—	—
Simplify Macro Strategy ETF	4,870,747	13,860,748
Simplify Managed Futures Strategy ETF	—	—
Simplify Multi-QIS Alternative ETF	—	—

Securities received and delivered in-kind through subscriptions and redemptions were as follows:

Fund	Purchases	Sales
Simplify Aggregate Bond PLUS Credit Hedge ETF	$39,567,752	$3,938,845
Simplify Health Care ETF	35,416,918	39,202,015
Simplify Hedged Equity ETF	19,567,050	2,307,658
Simplify High Yield PLUS Credit Hedge ETF	—	—
Simplify Interest Rate Hedge ETF	—	—
Simplify Intermediate Term Treasury Futures Strategy ETF	—	—
Simplify Market Neutral Equity Long/Short ETF	—	—
Simplify MBS ETF	—	—
Simplify Multi-QIS Alternative ETF	—	—

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

Fund	Purchases	Sales
Simplify Short Term Treasury Futures Strategy ETF	—	—
Simplify Tail Risk Strategy ETF	20,684,968	7,313,923
Simplify US Equity PLUS GBTC ETF	1,201,839	4,137,290
Simplify US Equity PLUS QIS ETF	—	—
Simplify Commodities Strategy No K-1 ETF	—	—
Simplify Macro Strategy ETF	—	13,833,242
Simplify Managed Futures Strategy ETF	—	—

Purchases and sales of long term U.S. Government Securities were as follows:

Fund	Purchases	Sales
Simplify Aggregate Bond PLUS Credit Hedge ETF	$—	$201,298
Simplify Interest Rate Hedge ETF	79,439,643	154,867,534
Simplify Macro Strategy ETF	3,274,475	—
Simplify MBS ETF	466,778,155	286,767,579

7. Fund Share Transactions

The Funds issue and redeem Shares at NAV only in large blocks of 25,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Authorized participants pay a fixed transaction fee of $500 to the shareholder servicing agent when purchasing and redeeming Creation Units of a Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units. In addition to the fixed transaction fee, the Funds may charge an additional maximum 3% of the amount invested variable fee for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction.

8. Federal Income Taxes

At June 30, 2023, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Simplify Aggregate Bond PLUS Credit Hedge ETF	$11,541,489	$1,098,960	$(1,198,583)	$(99,623)
Simplify Health Care ETF	56,997,284	3,021,147	(2,574,861)	446,286
Simplify Hedged Equity ETF	102,241,918	8,503,481	(818,429)	7,685,052
Simplify High Yield PLUS Credit Hedge ETF	45,187,059	72,544,398	(72,610,912)	(66,514)
Simplify Interest Rate Hedge ETF	220,041,108	7,721,693	(14,786,178)	(7,064,485)
Simplify Intermediate Term Treasury Futures Strategy ETF	53,164,062	11,539	(623)	10,916
Simplify Market Neutral Equity Long/Short ETF	4,338,348	17,538,680	(17,535,820)	2,860
Simplify Short Term Treasury Futures Strategy ETF	526,129,282	118,744	(1,952)	116,792
Simplify Tail Risk Strategy ETF	19,020,084	583,342	(1,369,960)	(786,618)
Simplify US Equity PLUS GBTC ETF	8,166,471	280,139	(132,090)	148,049
Simplify Commodities Strategy No K-1 ETF	5,424,309	48,143	(41,011)	7,132
Simplify Macro Strategy ETF	52,055,145	2,306,764	(2,772,385)	(465,621)
Simplify Managed Futures Strategy ETF	108,362,041	2,035,201	(659,483)	1,378,791

The differences between book-basis and tax-basis components of net assets are primarily attributable to the tax deferral of losses on wash sales, grantor trust adjustments, section 1256 mark-to-market treatment of derivatives and return of capital basis adjustments from underlying investments.

At June 30, 2023, for federal income tax purposes, the Funds had capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

Fund	Short-Term	Long-Term	Total Amount
Simplify Aggregate Bond ETF	$—	$29,231	$29,231
Simplify Health Care ETF	5,821,502	855,795	6,677,297
Simplify High Yield PLUS Credit Hedge ETF	3,340,554	359,370	3,699,924
Simplify Intermediate Term Treasury Futures Strategy ETF	9,304,629	11,386,459	20,691,088
Simplify Market Neutral Equity Long/Short ETF	84,475	—	84,475
Simplify Tail Risk Strategy ETF	31,935,804	19,173,199	51,109,003
Simplify US Equity PLUS GBTC ETF	2,154,588	2,683,283	4,837,871
Simplify Developed Ex-US PLUS Downside Convexity ETF	2,597,420	1,009,140	3,606,560
Simplify Emerging Markets Equity PLUS Downside Convexity ETF	797,624	304,031	1,101,655
Simplify Commodities Strategy No K-1 ETF	135	—	135
Simplify Macro Strategy ETF	1,259,836	188,898	1,448,734

Certain capital and qualified late year ordinary losses incurred after October 31 and December 31, respectively, and within the current taxable year, are deemed to arise on the first business day of each Fund’s next taxable year. At June 30 2023, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses:

Fund	Capital Post- October Losses	Late-year ordinary Losses
Simplify Short Term Treasury Futures Strategy ETF	$27,242,591	$—

9. Reverse Split

On February 9, 2024, after the close of trading on the NYSE Arca, Simplify Tail Risk Strategy ETF (CYA) effected a 1-for-20 reverse split and post-split shares of CYA began trading on February 12, 2024. As a result of the reverse split, every twenty pre-split shares of CYA were automatically exchanged for one post-split share. As of December 31, 2023, prior to the effect of the reverse split, there were 11,975,001 shares of CYA issued and outstanding, representing a per share NAV of $0.17. As of December 31, 2023, after the effect of the reverse split, the number of issued and outstanding shares of CYA decreased to 598,750, not accounting for fractional shares, and the per share NAV increased to $3.47. This event does not impact the overall net assets of the Fund. In connection with the reverse split, the CUSIP number for CYA’s shares changed to 82889N483. CYA’s ticker symbol, “CYA,” remains the same. The per share data presented in the Financial Highlights and Shares activity presented in the Statement of Changes in Net Assets for CYA have been retroactively adjusted to reflect this reverse split.

10. Subsequent Events

The Board has determined to liquidate Simplify Tail Risk Strategy ETF with the liquidation payment to its shareholders expected to take place on or about March 14, 2024 (“Liquidation Date”). The last day of trading in the Fund on the NYSE Arca, Inc. will be March 7, 2024. Shareholders who do not sell their shares of the Fund before market close on March 7, 2024 will receive cash equal to the amount of the net asset value of their shares in their brokerage accounts, on or about the Liquidation Date. As calculated on the Liquidation Date, the Fund’s net asset value will reflect any costs of closing the Fund. Once the distributions are complete, the Fund will terminate.

Management has evaluated subsequent events through the date of issuance of these financial statements and, except as noted above, has determined that there are no other subsequent events that require adjustment to, or disclosure in, the financial statement.

Simplify Exchange Traded Funds

Board Considerations in Approval of Advisory Agreements (Unaudited)

In connection with the meeting of the Board of Trustees (the “Board” or “Trustees”) of Simplify Exchange Traded Funds (the “Trust”) held on August 18, 2023 (the “Meeting”), the Trustees, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment management agreement (the “Management Agreement”) between the Simplify Asset Management, Inc. (the “Adviser” or “Simplify”) and the Trust, on behalf of SPBC, PFIX, CDX, TYA, CYA, HEQT, AGGH, CTA, FIG, and PINK (collectively the “Renewing Funds”); and the continuation of the trading advisory agreement between the Adviser, Partners (Jersey) Limited (“Altis”), and the Trust on behalf of CTA.

Nature, Extent, and Quality of Service

The Trustees discussed the personnel who perform services for the Renewing Funds, including their qualifications and experience, noting that since the Management Agreement was first approved in 2020, the Adviser had added significantly to the personnel resources of the Adviser, including personnel performing functions related to operations, financial reporting, risk management, portfolio management and trading. They noted that each Trustee had access to the management team, and they appreciated the open lines of communication. The Board considered the quality of the operational and compliance infrastructure supporting the Renewing Funds, including the regular reports provided by the Trust’s CCO regarding compliance procedures and practices. They considered that the Adviser’s investment strategies, including its option overlay strategies that were applied to some of the Funds, were both proprietary and systematic, noting that Adviser had built an experienced team of investment professionals with diverse expertise to provide high quality services to the Funds. The Trustees considered that the Adviser conducted competitor fund research and analysis to benchmark fees and performance, worked with brokers, counterparties and custodians to implement each Fund’s strategy and provided services including trade execution, post-trade settlement and reporting and compliance monitoring to ensure the execution of each Fund’s investment objectives. He noted further that since the inception of the Renewing Funds, the Adviser further enhanced its risk management program and had provided annual Liquidity Risk Management reports to the Board. They discussed that the Adviser oversaw the activities of the Renewing Funds’ other service providers, including the sub-adviser where applicable, and monitored adherence to the Renewing Funds’ investment restrictions, compliance with various policies and procedures, and with applicable securities regulations. The Trustees reviewed other services provided by Simplify to the Renewing Funds, such as maintaining all records not maintained by a service provider or sub-adviser, overseeing all required tax returns of the Renewing Funds, assisting with the preparation of reports to existing shareholders and updating the prospectuses and statements of additional information periodically, and preparing reports to be filed with the SEC. The Trustees reviewed the financial condition of the Adviser, including the financial statement and the balance sheet and determined that the Adviser had demonstrated the ability to manage its financial obligations and had the ability to meet its capital requirements for continued operation and growth, both in the near and long term. The Trustees discussed the full scope of services provided by the Adviser and agreed that the Adviser had delivered the services consistent with its responsibilities, and that the quality of the services provided by the Adviser to the Renewing Funds had been high.

Performance

The Trustees reviewed the Adviser’s management capabilities as demonstrated by the Renewing Funds’ performance and ability to meet their respective investment objectives. The Trustees discussed the Renewing Funds’ returns versus the returns of each Renewing Fund’s index and peer groups over various time periods ended June 30. 2023.

The Trustees noted that each of HEQT, PFIX, and CTA, outperformed their respective peer groups for the one-year period. The Trustees discussed the performance of AGGH, which outperformed its Morningstar category for the one-year period, and outperformed its peer group for the since-inception period ended June 30, 2023.

The Trustees discussed PINK’s performance noting that the Fund slightly underperformed its peer group for the one-year period, but outperformed its peer group for the since-inception period as well as outperformed its Morningstar category for the one-year period. The considered the adviser’s observation that PINK’s outperformance since inception was attributable to several factors, including, bottom-up analysis, tactical alpha and strategic weighting in certain sub-sectors.

The Trustees discussed CDX, which underperformed its peer group for the one-year and since-inception periods and underperformed its Morningstar category for the one-year period. The Trustees considered the cost of the hedge and its impact on returns.

The Trustees reviewed TYA’s performance, noting that the Fund underperformed its peer group for the one-year and since inception periods, and underperformed its Morningstar category for the one-year. The also discussed the performance of FIG, noting that the Fund outperformed the peer group over the one-year period and since inception, while underperforming the Index. The Trustees concluded that the strategies were performing as intended despite the unfavorable movements in interest rates.

The Trustees noted that CYA underperformed its Morningstar category for the one-year period. They considered the impact of the tail risk hedging strategy on returns.

The Trustees reviewed the performance for SPBC, noting that the Fund outperformed the S&P 500 Index, adding significant alpha over large cap stock indexes year-to-date. They noted the Fund performed well on an absolute basis over the one-year period, while unperforming the peers. The Trustees agreed that the Fund served as a meaningful opportunity for diversification for investors.

The Trustees recalled that they regularly received from the Adviser performance data, analyses, and reports regarding each Renewing Fund’s index tracking, premium/discount, and intraday trading spreads, among other things, which was considered in the renewal

Simplify Exchange Traded Funds

Board Considerations in Approval of Advisory Agreements (Unaudited) (Continued)

deliberations. The Board also considered the Adviser’s commentary regarding broader market trends and macroeconomic developments and interrelationship between market conditions and each Fund’s performance. Taking all factors into consideration, the Trustees concluded that Simplify had the tools to continue to deliver favorable returns to the shareholders of the Renewing Funds and the returns of each Fund were acceptable.

Fees and Expenses

The Trustees discussed the 15(c) Materials concerning the advisory fees for the Renewing Funds. They considered the fees relative to a universe of unaffiliated comparable ETFs and mutual funds (collectively, the “Peer Groups”) and considered the Adviser’s observations and analysis of the variation among the Peer Funds, the relevant Morningstar category, and the Renewal Funds. They noted that the contractual annual advisory fee for each Renewing Fund was 0.50%, with the exceptions of TYA at 0.25%, FIG, CTA, and CYA at 0.75%. They considered that each was a unitary fee, and noted that the adviser had waived a portion of its fee for several of the Renewing Funds during the period.

They noted that for AGGH, the advisory fee was higher than both the peer group average and the Morningstar category average, but below the highest fee of its respective peer group and category. They observed that for PINK, CDX, CTA, and SPBC, the advisory fee was lower than both the peer group and Morningstar category averages. The Trustees noted that for HEQT, PFIX, and TYA, the advisory fee was lower than the average fee of the funds in the peer group, and while higher than the respective Morningstar average fee, were below the highest fees of the funds in the Morningstar category. The Trustees noted that for FIG, the advisory fee was equal to the peer group average, and above the Morningstar category average, but well below the high of both the peer group and category. They noted that for CYA, while equal to the highest fee in the peer group, the advisory fee fell between the peer group average and the Morningstar category average, and was well below the highest fee in the Morningstar category. The Trustees discussed the allocation of duties between the Adviser and the sub-adviser of CTA.

The Trustees considered that no payments were made by the Renewing Funds to the Adviser other than the advisory fees. In its assessment of the advisory fees, the Board also considered the Adviser’s description of the resources involved in managing the Renewing Funds, as well as each Renewing Fund’s size and that the Adviser would continue to absorb certain operational expenses incurred by each Renewing Fund through the renewal term of the Advisory Agreement. The Trustees discussed the fee waivers provided by the Adviser for certain Funds. The Trustees agreed that the advisory fees were not unreasonable.

Profitability

The Trustees reviewed the profit analysis provided by the Adviser and observed that, at current asset levels, the Adviser was not yet profitable and therefore excess profitability was not a concern with respect to any of the Renewing Funds.

Economies of Scale

The Trustees considered the potential for the Adviser to experience economies of scale in the provision of services to the Renewing Funds and the extent to which potential scale benefit were shared with shareholders. They considered the Adviser’ position that the current advisory fees already reflected the potential economies of scale that would be realized by the Adviser when the Renewing Funds are much larger funds. The Trustees determined that the Board would continue to evaluate breakpoints for each Renewing Fund as assets increased.

The Independent Trustees met in executive session with the CCO and Counsel to discuss the proposed renewal of the Management Agreement, then met separately with Counsel.

Conclusion

Upon reconvening, the Board unanimously determined that it had received all reasonably necessary information upon which to reach its conclusion that it was in the best interests of the Renewing Funds to renew the Management Agreement. The Board’s determination was based on the totality of the information reviewed.

Simplify Managed Futures Strategy ETF—Trading Advisory Agreement (Altis Partners (Jersey) Limited)

Nature, Extent, and Quality of Service.

The Trustees reviewed the background information on the key investment personnel responsible for servicing CTA, considering their qualifications and education, and noting the investment team’s experience as a trading adviser. The Board noted changes in Altis personnel since the last approval of the Altis Trading Advisory Agreement. The Trustees discussed the firms practices for monitoring compliance with CTA’s investment limitations, noting that Altis had a strong internal oversight function, and internally checks to monitor activity for instruments traded, NAV, performance, exchange traded minimum margin limits and broker statement checks. The Trustees noted that Altis utilized a number of controls, including checklists, to monitor compliance with the rules and regulations of both the Jersey Financial Services Commission and U.S. regulation under the CFTC and NFA. The Trustees observed that Altis reported no material compliance issues. The Trustees agreed that Altis had provided quality services to CTA.

Simplify Exchange Traded Funds

Board Considerations in Approval of Advisory Agreements (Unaudited) (Continued)

Performance

The Trustees reviewed CTA’s annualized returns for the one-year and since-inception periods ended June 30, 2023, noting that during the one-year and since-inception periods ended June 30, 2023, CTA underperformed the AEM and SG Trend index, but that it outperformed the SG CTA Index for the one-year and since-inception periods, and that CTA also outperformed the Morningstar Systematic Trend category for the one-year period ended June 30, 2023. They then noted that over the past year, the short-term interest rate sector had contributed the most to performance. The Trustees observed that CTA suffered an abrupt period of drawdown in March 2023, owing to extreme volatility in the short-term interest rates. The Trustees then reviewed the performance of CTA against a peer fund, noting that CTA achieved relative outperformance. The Trustees agreed the performance of CTA was acceptable.

Fees and Expenses

The Trustees reviewed the futures advisory fees for CTA paid by the Adviser, as well as certain comparative fee, including fees paid by other accounts managed by Altis. The Trustees considered the allocation of advisory fees among the Adviser and Altis in light of their respective duties. The Trustees agreed that the futures advisory fee was not unreasonable.

Profitability

A representative of the Adviser provided to the Trustees the total fees paid by the Adviser to Altis in the past year. The Trustees noted that the amount of fees paid to Altis by the Adviser were very modest. They agreed that the profits from the fees, if any, could not be considered unreasonable, and that Altis could receive fees more commensurate with the quality of service if estimated asset levels were achieved.

Economies of Scale

The Trustees considered whether Altis had realized economies of scale with respect to the sub-advisory services provided to CTA and agreed this was unlikely given the CTA’s asset level. The Trustees agreed to revisit the issue if CTA achieved meaningful growth.

Conclusion

The Adviser confirmed its satisfaction with the services provided by Altis and recommended renewal. Having requested and received such information from Volt as the Trustees believed to be reasonably necessary to evaluate the terms of the Altis Trading Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees determined that approval of the continuation of the Altis Trading Advisory Agreement for an additional year was in the best interests of CTA and its shareholders.

Simplify MBS ETF and Simplify US Equity PLUS QIS ETF

In connection with the meeting of the Board of Trustees (the “Board” or “Trustees”) of Simplify Exchange Traded Funds (the “Trust”) held on August 18, 2023 (the “Meeting”), the Trustees, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement between Simplify Asset Management, Inc. (the “Adviser” or “Simplify”) and the Trust, on behalf of Simplify MBS ETF and Simplify US Equity PLUS QIS ETF (collectively the “New Funds”).

Nature, Extent, and Quality of Service.

The Trustees noted that Simplify was founded in 2020, managed approximately $1.99 billion in assets as of June 30, 2023, and specialized in offering a variety of innovative investment strategies that incorporated various derivative overlays. They then reviewed the background information of the key investment personnel that would be responsible for servicing each New Fund and noted the extensive industry experience. The Trustees discussed the personnel added to the service term by the Adviser since the launch of the Trust, noting the high quality and prior experience of each. The Trustees discussed that the Adviser would manage the day-to-day portfolio selection, administration, trade execution and compliance monitoring for each New Fund. They noted the Adviser’s belief that the proposed New Funds would provide investors with diverse exposure to differentiated areas of the market, including fixed income, mortgage-backed securities, and developed markets, in addition to the Trust’s current offerings, allowing for risk mitigation, diversification and potential return enhancement using proprietary overlays. The Trustees noted that Simplify would monitor compliance with each New Fund’s investment restrictions. They considered the Adviser’s efforts related to compliance, and its understanding of risk mitigation. The Trustees considered the growth in the size and number of funds in the Trust, observed that the Adviser had sufficient personnel resources to service each New Fund, access to capital, and concluded that, based on the Board’s experience with the adviser, Simplify would provide high quality service to each New Fund and its shareholders.

Performance

Simplify MBS ETF

The Trustees reviewed the investment objective of the Fund and considered the performance of other Funds in the Trust. They reviewed the hypothetical, back-tested annualized returns as of June 30, 2023, noting that on an annual basis, the strategy performed in line with the benchmark after fees. The Trustees considered the Adviser’s experience managing specialized thematic ETFs and noted that the Fund was expected to produce a reasonable yield while maintaining a medium-term effective duration portfolio.

Simplify Exchange Traded Funds

Board Considerations in Approval of Advisory Agreements (Unaudited) (Continued)

Simplify US Equity PLUS QIS ETF

The Trustees reviewed the investment objective of the Fund and considered the performance of other Funds in the Trust. They reviewed the hypothetical, back-tested annualized returns as of June 30, 2023, noting that the strategy outperformed the benchmark for the one-, five-year, and since inception periods. The Trustees considered the Adviser’s experience managing specialized thematic ETFs and noted that the Fund was expected to produce long-term capital appreciation and mitigate asset-class and single-strategy risks.

Taking all factors into consideration and recognizing that the back-tested returns were not those of an actual account, the Trustees concluded that Simplify had the tools to deliver favorable returns to the shareholders of each New Fund.

Fees and Expenses

Simplify MBS ETF

The Trustees acknowledged that TBAS had a proposed annual advisory fee of 0.25%. The Trustees noted that the proposed advisory fee was slightly higher than the Adviser’s selected peer group (five funds) average advisory fee, but below the average of the Morningstar Intermediate Core Bond category average advisory fee. The Trustees noted that select constituents in the peer group included passive funds, which effectively lowered the average advisory fee, but that the Adviser deemed the passively managed funds as a peer from a competitive perspective, and that excluding the passively managed peers, TBA’s proposed advisory fee was below the peer group average.

Simplify US Equity PLUS QIS ETF

The Trustees acknowledged that the New Fund had a proposed annual advisory fee of 0.50%. The Trustees then noted that the proposed advisory fee was below the average of the Fund’s Adviser selected peer group (five funds) average advisory fee and slightly higher than the Morningstar Large Blend category average advisory fee. They noted the Adviser’s belief that the efficiency of exposure to multiple markets gained through investment in QIS justified the acquired fund fee expense and the higher gross expense ratio while keeping the advisory fee reasonable.

The Trustees acknowledged that the fees to be charged by the Adviser were competitive with the fees charged by other similar funds in the industry. They also acknowledged that each New Fund incorporated unique strategies to augment the risk return profile of each New Fund and as such, the fees to be charged by the Adviser were well within reason for each strategy. The Trustees agreed that the proposed advisory fees were not unreasonable.

Profitability

The Trustees reviewed the profit analysis provided by Simplify. They noted that because the New Funds had not yet commenced operations, the profitability analysis provided were estimated based on projected asset growth over the first 24 months of operations. They further noted that Simplify projected making no profit in connection with each of the New Funds for the first 12 months, and that Simplify US Equity PLUS QIS ETF could generate a modest profit to the Adviser, before marketing expenses, during the second year of operations. The Trustees concluded that based on the information provided by Simplify, the estimated profitability was not excessive with respect to either New Fund.

Economies of Scale

The Trustees considered whether economies of scale would likely be realized by Simplify during the initial term of the proposed advisory agreement. They discussed each New Fund’s prospects for growth. The Trustees noted the Adviser’s belief that the current proposed advisory fees were very competitive and provided the shareholders the benefits of economies of scale even at low initial asset levels. They then discussed whether the Adviser would benefit from economies of scale related to each New Fund from lower variable costs and decreasing impact of fixed costs. Based on these and other considerations, the Trustees agreed that the proposed arrangements were acceptable and would be reconsidered at the first contract renewal in two years.

Conclusion

Having requested and received such information from Simplify as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of independent counsel, the Trustees determined that approval of the advisory agreement was in the best interests of each New Fund and their respective future shareholders.

Simplify Exchange Traded Funds

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site at www.simplify.us or on the SEC’s Web site at www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 772-8488.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-772-8488.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca, CBOE, or NASDAQ, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.simplify.us.

(This page intentionally left blank)

(This page intentionally left blank)

Investment Adviser Simplify Asset Management Inc. 222 Broadway, 22nd Floor New York, NY 10038	Simplify Exchange Traded Funds 222 Broadway, 22nd Floor New York, NY 10038	Custodian, Administrator & Transfer Agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286

Distributor Foreside Financial Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Independent Registered Public Accounting Firm Cohen & Company Ltd. 1350 Euclid Ave., Suite 800 Cleveland, OH 44115	Legal Counsel Thompson Hine LLP 41 South High Street Suite 1700 Columbus, OH 43215

December 31, 2023

Semi-Annual Report

Simplify Exchange Traded Funds

Simplify Opportunistic Income ETF (CRDT)

(This page intentionally left blank)

Simplify Exchange Traded Funds

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Simplify Exchange Traded Funds

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including unitary advisory fees and other Fund expenses. In the most recent six-month period the Fund limited these expenses; had it not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Fund’s actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Simplify Opportunistic Income ETF
Actual	$1,000.00	$1,052.10	0.52%	$2.68
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	0.52%	$2.64

(1)	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.

4

Simplify Opportunistic Income ETF

Schedule of Investments

December 31, 2023 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 24.6%
U.S. Treasury Bill, 5.44%, 1/11/2024(a)	$1,500,000	$1,498,042
U.S. Treasury Bill, 5.54%, 3/28/2024(a)	2,400,000	2,370,234
U.S. Treasury Bill, 5.42%, 4/9/2024(a)	7,000,000	6,901,082
U.S. Treasury Bill, 5.52%, 5/2/2024(a)	5,400,000	5,306,487
Total U.S. Treasury Bills (Cost $16,069,688)		16,075,845

Corporate Bonds – 18.4%
Basic Materials – 1.6%
Domtar Corp., 6.75%, 10/1/2028, 144A(b)	1,150,000	1,041,000

Communications – 2.2%
Frontier Communications Holdings LLC, 8.63%, 3/15/2031, 144A(b)	200,000	204,026
GoTo Group, Inc., 5.50%, 9/1/2027, 144A(b)	500,000	242,336
GrubHub Holdings, Inc., 5.50%, 7/1/2027, 144A(b)	700,000	589,193
Liberty Interactive LLC, 8.50%, 7/15/2029	200,000	88,194
Uber Technologies, Inc., 8.00%, 11/1/2026, 144A(b)	300,000	305,776
		1,429,525
Consumer, Cyclical – 3.7%
QVC, Inc., 4.38%, 9/1/2028	600,000	433,875
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 11.49%, (6-Month US LIBOR + 5.63%), 10/15/2026, 144A(b)(c)	1,650,000	1,653,309
Tenneco, Inc., 8.00%, 11/17/2028, 144A(b)	400,000	341,864
		2,429,048
Consumer, Non-cyclical – 0.3%
RP Escrow Issuer LLC, 5.25%, 12/15/2025, 144A(b)	200,000	160,240

Energy – 2.3%
Enterprise Products Operating LLC, 5.38%, (CME 3-Month SOFR + 2.83%), 2/15/2078(c)	550,000	494,307
Valaris Ltd., 8.38%, 4/30/2030, 144A(b)	1,000,000	1,025,395
		1,519,702
Financial – 7.1%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 6/15/2029, 144A(b)	400,000	336,842
First Republic Bank, 4.63%, 2/13/2047	1,500,000	86,250
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.75%, 9/15/2024	200,000	198,902
Liberty Mutual Group, Inc., 4.13%, (US 5 Year CMT T-Note + 3.32%), 12/15/2051, 144A(b)(c)	1,500,000	1,260,250
Rithm Capital Corp., 6.25%, 10/15/2025, 144A(b)	400,000	394,188
Signature Bank/New York NY, 4.00%, (3 Month AMERIBOR + 3.89%), 10/15/2030	1,250,000	496,875
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 10.50%, 2/15/2028, 144A(b)	650,000	659,463
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 4.75%, 4/15/2028, 144A(b)	800,000	690,682
WeWork Cos. US LLC, 15.00%, 8/15/2027, 144A(b)(d)	1,500,000	517,500
		4,640,952
Utilities – 1.2%
NRG Energy, Inc., 10.25%, (US 5 Year CMT T-Note + 5.92%), 9/15/2172, 144A(b)(c)	767,000	799,276
Total Corporate Bonds (Cost $11,262,320)		12,019,743

Foreign Bonds – 16.7%
Basic Materials – 2.0%
Lithium Americas Corp., 1.75%, 1/15/2027	1,000,000	644,526
Stillwater Mining Co., 4.50%, 11/16/2029, 144A(b)	850,000	675,040
		1,319,566

See Notes to Financial Statements.

5

Simplify Opportunistic Income ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Principal		Value
Foreign Bonds (continued)
Communications – 2.5%
Altice France Holding SA, 10.50%, 5/15/2027, 144A(b)		$2,000,000	$1,297,278
Telecom Italia SpA/Milano, 5.30%, 5/30/2024, 144A(b)		300,000	298,827
			1,596,105
Consumer, Cyclical – 1.2%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/2025, 144A(b)		400,000	404,160
Mclaren Finance PLC, 7.50%, 8/1/2026, 144A(b)		450,000	390,121
			794,281
Energy – 1.5%
MC Brazil Downstream Trading SARL, 7.25%, 6/30/2031, 144A(b)		1,256,127	985,984

Government – 9.5%
Angolan Government International Bond, 9.13%, 11/26/2049		600,000	491,250
Egypt Government International Bond, 6.20%, 3/1/2024, 144A(b)		500,000	493,889
Egypt Government International Bond, 6.20%, 3/1/2024		500,000	493,890
Egypt Government International Bond, 7.90%, 2/21/2048		1,250,000	757,289
Egypt Government International Bond, 7.50%, 2/16/2061		1,200,000	704,652
Kenya Government International Bond, 8.25%, 2/28/2048		400,000	332,936
Mexican Bonos, 8.00%, 9/5/2024, Series M	MXN	27,700,000	1,599,716
Mexican Bonos, 5.00%, 3/6/2025, Series M	MXN	10,900,000	608,817
Nigeria Government International Bond, 8.25%, 9/28/2051		400,000	329,416
Ukraine Government International Bond, 7.75%, 9/1/2028		1,500,000	419,877
			6,231,732
Total Foreign Bonds (Cost $10,240,719)			10,927,668

	Shares
U.S. Exchange-Traded Funds – 13.8%
Simplify Interest Rate Hedge ETF(e)	29,334	1,173,360
Simplify MBS ETF(e)	62,332	3,221,941
Simplify Short Term Treasury Futures Strategy ETF(e)	200,495	4,641,459
Total U.S. Exchange-Traded Funds(Cost $9,224,791)		9,036,760

Common Stocks – 13.0%
Financial – 13.0%
AGNC Investment Corp.	180,000	1,765,800
Annaly Capital Management, Inc.	93,200	1,805,284
ARMOUR Residential REIT, Inc., Class REIT	15,000	289,800
Oaktree Specialty Lending Corp.	161,510	3,298,034
Saratoga Investment Corp.	51,700	1,336,962
Total Common Stocks (Cost $7,997,238)		8,495,880

Preferred Stocks – 6.3%
Consumer, Cyclical – 1.0%
Qurate Retail, Inc.	18,600	668,856

Financial – 5.3%
AGNC Investment Corp., (CME 3-Month SOFR + 5.37%), Series C(c)	23,400	581,022
Annaly Capital Management, Inc., (3-Month US LIBOR + 4.99%), Series F(c)	24,500	615,930
Chimera Investment Corp., (3-Month US LIBOR + 5.79%), Series B(c)	24,800	581,064
Franklin BSP Realty Trust, Inc., Series E	11,300	233,232
Rithm Capital Corp., (3-Month US LIBOR + 4.97%), Series C(c)	19,996	420,516

See Notes to Financial Statements.

6

Simplify Opportunistic Income ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Shares	Value
Preferred Stocks (continued)
Financial (continued)
Rithm Capital Corp., (US 5 Year CMT T-Note + 6.22%), Series D(c)	45,564	$994,206
		3,425,970
Total Preferred Stocks (Cost $3,965,647)		4,094,826

	Principal
Asset Backed Securities – 4.8%
Adams Outdoor Advertising LP, Class B, Series 2023-1, 144A, 8.81%, 7/15/2053(b)	$500,000	514,123
Frontier Issuer LLC, Class B, Series 2023-1, 144A, 8.30%, 8/20/2053(b)	300,000	299,010
Frontier Issuer LLC, Class C, Series 2023-1, 144A, 11.50%, 8/20/2053(b)	300,000	296,958
Octane Receivables Trust 2022-1, Class R1, Series 2022-1A, 144A, 12/20/2029(b)	12,121	1,999,965
Total Asset Backed Securities (Cost $3,083,485)		3,110,056

Shares
Closed-End Funds – 0.6%
Central and Eastern Europe Fund, Inc.
(Cost $353,193)	38,957	379,831

	Number of Contracts	Notional Amount
Purchased Options – 0.3%

Calls – Exchange-Traded – 0.1%
Generac Holdings Inc., February Strike Price $135, Expires 2/16/24	85	1,147,500	54,400

Puts – Exchange-Traded – 0.2%
American Airlines Group, March Strike Price $12, Expires 3/15/24	1,200	1,440,000	39,600
Bank OZK, January Strike Price $45, Expires 1/19/24	120	540,000	4,500
Caesars Entertainment Inc., March Strike Price $40, Expires 3/15/24	250	1,000,000	31,875
Carnival Corp., April Strike Price $16, Expires 4/19/24	350	560,000	24,325
Delta Air Lines Inc., March Strike Price $36, Expires 3/15/24	450	1,620,000	36,450
Rivian Automotive, Inc., March Strike Price $15, Expires 3/15/24	350	525,000	10,850
Trinity Capital Inc., January Strike Price $15, Expires 1/19/24	340	510,000	17,850
			165,450

Total Purchased Options (Cost $278,805)			219,850

Total Investments – 98.5%
(Cost $62,475,886)			$64,360,459
Other Assets in Excess of Liabilities – 1.5%			1,002,296
Net Assets – 100.0%			$65,362,755

	Number of Contracts	Notional Amount
Written Options – (0.1)%

Calls – Exchange-Traded – (0.1)%
Bank OZK, January Strike Price $45, Expires 1/19/24	(120)	$(540,000)	$(61,200)

Puts – Exchange-Traded – (0.0)%†
Trinity Capital Inc., January Strike Price $15, Expires 1/19/24	(100)	(150,000)	(1,000)

Total Written Options (Premiums Received $27,384)			$(62,200)

See Notes to Financial Statements.

7

Simplify Opportunistic Income ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

†	Less than 0.05%
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid.

Total fair value of Rule 144A securities amounts to $17,876,695, which represents 27.3% of net assets as of December 31, 2023.

(c)	Floating rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Defaulted security.
(e)	Affiliated fund managed by Simplify Asset Management Inc.

Currency Abbreviations:

MXN: Mexican Pesos

At December 31, 2023, open futures contracts were as follows:

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long position contracts:
CBOE VIX Future	50	$702,560	1/17/24	$(62,559)
CBOE VIX Future	50	764,770	2/14/24	(35,349)
WTI Crude Future	15	1,077,600	2/20/24	(167,286)
EURO Schatz Future	590	69,395,865	3/7/24	67,124
Norwegian Krone Future	11	2,170,740	3/18/24	154,413
US 5 Year Note (CBT)	250	27,193,360	3/28/24	527,190
3 Month SOFR Future	100	23,753,750	6/18/24	11,038
Total unrealized appreciation/(depreciation)				$494,571

Short position contracts:
EURO Bund Future	(54)	(8,180,120)	3/7/24	(246,588)
EURO BTP Future	(145)	(19,072,629)	3/7/24	(867,616)
EURO Fx Future	(15)	(2,076,563)	3/18/24	(12,318)
3 Month SOFR Future	(175)	(42,118,125)	3/18/25	(39,746)
Total unrealized appreciation/(depreciation)				$(1,166,268)
Total net unrealized depreciation				$(671,697)

At December 31, 2023, centrally cleared credit default swap contracts outstanding were as follows:

Reference Entity	Maturity Date	Buy/Sell Protection	(Pay)/ Receive Financing Rate(1)	Counterparty	Notional Amount(2)	Fair Value	Premium (Paid)/ Received	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.41	12/20/2028	Buy(3)	(5.00)%	Morgan Stanley Capital Services	5,000,000	$(291,664)	$(214,997)	$(76,667)
CDX.NA.IG.41	12/20/2028	Buy(3)	(1.00)%	Morgan Stanley Capital Services	9,000,000	(174,575)	(157,781)	(16,794)
						$(466,239)	$(372,778)	$(93,461)

See Notes to Financial Statements.

8

Simplify Opportunistic Income ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

(1)	Payments received quarterly.
(2)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Affiliates

Fiscal period to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Simplify Aggregate Bond ETF	$—	$4,113,584	$(3,909,627)	$(203,957)	$—	$—	—	$82,252	$—
Simplify Interest Rate Hedge ETF	—	4,649,221	(3,446,113)	520,489	(550,237)	1,173,360	29,334	62,211	—
Simplify MBS ETF	—	3,118,470	—	—	103,471	3,221,941	62,332	15,344	—
Simplify Short Term Treasury Futures Strategy ETF	—	13,996,239	(9,567,600)	(45,915)	258,735	4,641,459	200,495	127,203	—
	$—	$25,877,514	$(16,923,340)	$270,617	$(188,031)	$9,036,760	292,161	$287,010	$—

Summary of Investment Type

Industry	% of Net Assets
U.S. Treasury Bills	24.6%
Corporate Bonds	18.4%
Foreign Bonds	16.7%
U.S. Exchange-Traded Funds	13.8%
Common Stocks	13.0%
Preferred Stocks	6.3%
Asset Backed Securities	4.8%
Closed-End Funds	0.6%
Purchased Options	0.3%
Total Investments	98.5%
Other Assets in Excess of Liabilities	1.5%
Net Assets	100.0%

See Notes to Financial Statements.

9

Simplify Exchange Traded Funds

Statement of Assets and Liabilities

December 31, 2023 (Unaudited)

Simplify Opportunistic Income ETF
Assets
Investments in unaffiliated securities, at value	$55,323,699
Investments in affiliated securities, at value	9,036,760
Receivables:
Due from broker	731,449
Interest	499,144
Dividends	130,209
Investment adviser	24,685
Securities sold	8,532
Prepaid expenses	30
Total assets	65,754,508

Liabilities
Due to custodian	19,295
Payables:
Securities purchased	258,145
Written options	62,200
Investment advisory fees	52,113
Total liabilities	391,753
Net Assets	$65,362,755

Net Assets Consist of
Paid-in capital	$63,974,967
Distributable earnings (loss)	1,387,788
Net Assets	$65,362,755
Number of Common Shares outstanding	2,550,001
Net Asset Value, offering and redemption price per share	$25.63
Investments, at cost	$53,251,095
Investments in affiliated securities, at cost	$9,224,791
Premiums received	$27,384
Maintenance Margin Requirement	$2,654,564

See Notes to Financial Statements.

10

Simplify Exchange Traded Funds

Statement of Operations

For the Six Months Ended December 31, 2023 (Unaudited)

Simplify Opportunistic Income ETF
Investment Income
Unaffiliated dividend income	$624,802
Affiliated dividend income	287,010
Interest income	1,460,231
Total income	2,372,043

Expenses
Investment advisory fees	277,345
Interest expense	6,561
Total expenses	283,906
Less fees waived:
Waiver	(130,825)
Net expenses	153,081
Net investment income (loss)	2,218,962

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	377,820
Affiliated investments	270,617
Futures	(753,095)
Swaps	(6,664)
Written options	(89,542)
Foreign currency transactions	(44,676)
Net realized gain (loss)	(245,540)
Net change in unrealized appreciation (depreciation) on:
Investments	2,066,093
Affiliated investments	(188,031)
Foreign currency translations	(15,264)
Futures	(671,697)
Swaps	(93,461)
Written options	(34,816)
Net unrealized gain (loss)	1,062,824
Net realized and unrealized gain (loss)	817,284
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,036,246

See Notes to Financial Statements.

11

Simplify Exchange Traded Funds

Statements of Changes in Net Assets

	Simplify Opportunistic Income ETF
	For the Six Months Ended December 31, 2023 (Unaudited)	For the period June 27, 2023(1) to June 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$2,218,962	$9,278
Net realized gain (loss)	(245,540)	—
Net change in net unrealized appreciation (depreciation)	1,062,824	6,511
Net increase (decrease) in net assets resulting from operations	3,036,246	15,789

Distributions	(1,664,247)	—

Fund Shares Transactions
Proceeds from shares sold	26,474,853	37,500,114
Value of shares redeemed	—	—
Net increase (decrease) in net assets resulting from fund share transactions	26,474,853	37,500,114
Total net increase (decrease) in Net Assets	27,846,852	37,515,903

Net Assets
Beginning of period	37,515,903	—
End of period	$65,362,755	$37,515,903

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,500,001	—
Shares sold	1,050,000	1,500,001	(2)
Shares redeemed	—	—
Shares outstanding, end of period	2,550,001	1,500,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, a creation unit, represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

12

Simplify Exchange Traded Funds

Financial Highlights

Simplify Opportunistic Income ETF Selected Per Share Data	For the Six Months Ended December 31, 2023 (Unaudited)		Period Ended June 30, 2023(a)
Net Asset Value, beginning of period	$25.01		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.96		0.01
Net realized and unrealized gain (loss)	0.32		—
Total from investment operations	1.28		0.01
Less distributions from:
Net investment income	(0.66)		—
Total distributions	(0.66)		—
Net Asset Value, end of period	$25.63		$25.01
Total Return (%)	5.21	(c)	0.04	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$65		$38
Ratio of expenses before fee waiver (%)	0.97	(d)(e)(f)	0.95	(d)
Ratio of expenses after fee waiver (%)	0.52	(d)(e)(f)	0.50	(d)
Ratio of net investment income (loss) (%)	7.60	(d)	4.52	(d)
Portfolio turnover rate (%)(g)	110	(c)	0	(c)

(a)	For the period June 27, 2023 (commencement of operations) through June 30, 2023.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios of expenses to average net assets includes interest expense fees of 0.02%.
(f)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(g)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.

13

Simplify Exchange Traded Funds

Notes to Financial Statements

December 31, 2023 (Unaudited)

1. Organization

Simplify Exchange Traded Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of December 31, 2023, the Trust consists of twenty six investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Fund listed below:

Simplify Opportunistic Income ETF

Simplify Asset Management Inc. (the “Adviser”) serves as investment adviser to the Fund and has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Trust’s Board of Trustees (the “Board”).

The Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 25,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of the shares may acquire those shares from the Fund, or tender such shares for redemption to the Fund, in Creation Units only.

Fund	Investment objectives
Simplify Opportunistic Income ETF	The Fund seeks to provide current income. Long-term capital appreciation is a secondary objective.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Fund are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund.

Investment Valuation

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to the Adviser, as valuation designee pursuant to Rule 2a-5 under the 1940 Act. The Adviser may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Equity securities, closed-end funds and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities, closed-end funds and ETFs are generally categorized as Level 1 of the fair value hierarchy.

Exchange traded options are valued at the mean between the current bid and ask prices on the exchange on which such options are traded. If a mean price is not available, the closing price is used. Exchange trade options are categorized as Level 1. Options with international equity exposure are marked to market using closing prices for the underlying and interpolated option implied volatilities obtained from mid-market prices for options on the same underlying of similar expiries and strike prices. These securities are categorized as Level 2 in the fair value hierarchy.

Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Debt securities are generally categorized as Level 2 of the fair value hierarchy.

14

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and asked prices quotations from market makers or by a pricing service or other parties in accordance with the valuation procedures approved by the Board.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

●	Level 1 – Quoted prices in active markets for identical assets that the fund has the ability to access.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2023 for the Fund based upon the three levels defined above:

Simplify Opportunistic Income ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$16,075,845	$—	$—	$16,075,845
Corporate Bonds	—	12,019,743	—	12,019,743
Foreign Bonds	—	10,927,668	—	10,927,668
U.S. Exchange-Traded Funds	9,036,760	—	—	9,036,760
Common Stocks	8,495,880	—	—	8,495,880
Preferred Stocks	4,094,826	—	—	4,094,826
Asset Backed Securities	—	1,110,091	1,999,965	3,110,056
Closed-End Funds	379,831	—	—	379,831
Purchased Options	219,850	—	—	219,850
Futures	759,765	—	—	759,765
TOTAL	$39,062,757	$24,057,502	$1,999,965	$65,120,224

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(62,200)	$—	$—	$(62,200)
Credit Default Swaps	—	(93,461)	—	(93,461)
Futures	$(1,431,462)	$—	$—	$(1,431,462)
TOTAL	$(1,493,662)	$(93,461)	$—	$(1,587,123)

Cash

Cash consists of cash on deposit with a major financial institution which may exceed federally insured limits.

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

15

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

Income Tax Information and Distributions to Shareholders

It is the Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the Fund’s policy is to pay out dividends from net investment income monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statement.

The Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations.

3. Derivative Financial Instruments

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained. Unlike when a Fund purchases or sells a security, no price would be paid or received by a Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain a Fund’s open positions in futures contracts, a Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” A Fund expects to earn interest income on margin deposits.

The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on a Fund and the Fund can lose more than the principal amount invested; (d) losses caused by unanticipated market movements, which are potentially unlimited; (e) the adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (f) the possibility that the counterparty will default in the performance of its obligations; and (g) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and a Fund may have to sell securities at a time when it may be disadvantageous to do so.

16

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

Option Contracts

A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Fund write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

Swaps. Swap agreements are agreements between a Fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap. Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Total Return Swaps. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.

The Fund enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

The following table presents Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement or similar arrangement (collectively referred to as “MNA”) and net of the related collateral received/pledged by the Fund as of December 31, 2023:

17

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund’s derivative instruments held as of December 31, 2023 and the related location in the accompanying Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities, presented by underlying risk exposure:

Fund	Asset Derivatives		Liability Derivatives
Simplify Opportunistic Income ETF
Equity Contracts	Unrealized appreciation on swaps*	$—	Unrealized depreciation on swaps*	$93,461
Commodity Contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$167,286
Equity Contracts	Unrealized appreciation on futures contracts*	$221,537	Unrealized depreciation on futures contracts*	$1,224,430
Interest Rate Contracts	Unrealized appreciation on futures contracts*	$538,228	Unrealized depreciation on futures contracts*	$39,746
Equity Contracts	Investments, at value(1)	$219,850	Investments, at value(1)	$—
Equity Contracts	Written options	$—	Written options	$62,200

*	Includes cumulative unrealized appreciation or unrealized cumulative depreciation on futures and swap contracts as disclosed in the Schedule of Investments.
(1)	Purchased option contracts are included in Investments within the Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.

For the period ended December 31, 2023, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on purchased option contracts (a) by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Opportunistic Income ETF	Equity	$110,149	$(58,955)

(a)	Purchased option contracts are included in Net Realized Gain (Loss) on Investments within the Statement of Operations or Consolidated Statement of Operations.

For the period ended December 31, 2023, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on swap contracts by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Opportunistic Income ETF	Equity	$(6,664)	$(93,461)

For the period ended December 31, 2023, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on futures contracts by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Opportunistic Income ETF	Equity	$(753,095)	$(1,002,893)
Simplify Opportunistic Income ETF	Commodity	—	(167,286)
Simplify Opportunistic Income ETF	Interest Rate	—	498,482

18

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

For the period ended December 31, 2023, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on written option contracts by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Opportunistic Income ETF	Equity	$(89,542)	$(34,816)

For the period ended December 31, 2023, the average fiscal quarter end balances of outstanding derivative financial instruments were as follows:

Fund	Purchased Option Contracts (Contract Value)	Purchased Swaption Contracts (Contract Value)	Futures Contracts (Notional Value)	Written Option Contracts (Contract Value)	Swaps (Notional Value)
Simplify Opportunistic Income ETF	$159,095	$—	$17,795,228	$(43,028)	$(155,413)

4. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate.

Asterozoa Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Sub-Adviser is responsible for day-to-day management of the Fund, subject to supervision of the Adviser. The Adviser, not the Fund, pays the Sub-Adviser.

For its investment advisory services to the Fund below, the Adviser was entitled to receive a management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Fund	Management Fee
Simplify Opportunistic Income ETF	0.95%

For Simplify Opportunistic Income ETF, the Adviser has contractually agreed to waive its fee payable under the management agreement by 0.45% through at least October 31, 2024. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Adviser. For the period ended December 31, 2023, the Adviser waived expenses of $130,825.

Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and directly impact the NAV per share of the Fund.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Fund.

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of a Fund. Foreside Fund Officer Services, LLC a related party to the Distributor also serves as the Trust’s Compliance Officer.

A Trustee and certain Officers of the Trust are also employees of the Adviser and/or the Distributor.

5. Investment Transactions

Purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Simplify Opportunistic Income ETF	$75,925,880	$33,477,828

19

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

Purchases and sales of long term U.S. Government Securities were as follows:

Fund	Purchases	Sales
Simplify Opportunistic Income ETF	$2,946,490	$2,931,382

6. Fund Share Transactions

The Fund issue and redeem Shares at NAV only in large blocks of 25,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). The Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Authorized participants pay a fixed transaction fee of $500 to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units. In addition to the fixed transaction fee, the Fund may charge an additional maximum 3% of the amount invested variable fee for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction.

7. Federal Income Taxes

At June 30, 2023, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Simplify Opportunistic Income ETF	$35,769,828	$7,843	$(1,332)	$6,511

The differences between book-basis and tax-basis components of net assets are primarily attributable to the tax deferral of losses on wash sales, grantor trust adjustments, section 1256 mark-to-market treatment of derivatives and return of capital basis adjustments from underlying investments.

8. Subsequent Events

Management has evaluated subsequent events through the date of issuance of these financial statements and has determined that there are no subsequent events that require adjustment to, or disclosure in, the financial statement.

20

Simplify Exchange Traded Funds

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site at www.simplify.us or on the SEC’s Web site at www.sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (855) 772-8488.

Portfolio Holdings Information

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-772-8488.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.simplify.us.

21

(This page intentionally left blank)

(This page intentionally left blank)

Investment Adviser Simplify Asset Management Inc. 222 Broadway, 22nd Floor New York, NY 10038	Investment Sub-Adviser Asterozoa Management, LLC 8550 W. Charleston Blvd Ste. 102-299 Las Vegas, NV 89117	Custodian, Administrator & Transfer Agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286

Distributor Foreside Financial Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Independent Registered Public Accounting Firm Cohen & Company Ltd. 1350 Euclid Ave., Suite 800 Cleveland, OH 44115	Legal Counsel Thompson Hine LLP 41 South High Street Suite 1700 Columbus, OH 43215

Simplify Exchange Traded Funds 222 Broadway, 22nd Floor New York, NY 10038

December 31, 2023

Semi-Annual Report

Simplify Exchange Traded Funds

Simplify Propel Opportunities ETF (SURI)

(This page intentionally left blank)

Simplify Exchange Traded Funds

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Simplify Exchange Traded Funds

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including unitary advisory fees and other Fund expenses. In the most recent six-month period the Fund limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Fund’s actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Simplify Propel Opportunities ETF
Actual	$1,000.00	$1,006.70	2.50%	$12.61
Hypothetical (5% return before expenses)	$1,000.00	$1,012.57	2.50%	$12.65

(1)	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.

4

Simplify Propel Opportunities ETF

Schedule of Investments

December 31, 2023 (Unaudited)

	Shares	Value
Common Stocks – 75.8%
Communications – 3.3%
Telesat Corp.*	290,781	$3,032,846

Consumer, Non-cyclical – 48.9%
Agios Pharmaceuticals, Inc.*	5,792	128,988
Akero Therapeutics, Inc.*	59,777	1,395,793
Applied Therapeutics, Inc.*	2,417,505	8,098,642
Ardelyx, Inc.*	350,000	2,170,000
Athira Pharma, Inc.*	1,492,792	3,627,484
Avidity Biosciences, Inc.*	125,000	1,131,250
Chinook Therapeutics, Inc.*	25,000	9,750
Crinetics Pharmaceuticals, Inc.*	115,000	4,091,700
Cybin, Inc.*	500,000	205,000
Day One Biopharmaceuticals, Inc.*	175,018	2,555,263
Eiger BioPharmaceuticals, Inc.*	2,700,000	606,150
Fulcrum Therapeutics, Inc.*	465,000	3,138,750
Kura Oncology, Inc.*	80,000	1,150,400
Kymera Therapeutics, Inc.*	30,515	776,912
Madrigal Pharmaceuticals, Inc.*	14,294	3,307,346
Marinus Pharmaceuticals, Inc.*	150,000	1,630,500
Mirum Pharmaceuticals, Inc.*	70,000	2,066,400
Phathom Pharmaceuticals, Inc.*	237,935	2,172,346
Sutro Biopharma, Inc.*	120,000	514,800
TScan Therapeutics, Inc.*	1,046,916	6,103,520
X4 Pharmaceuticals, Inc.*	400,000	335,400
		45,216,394
Energy – 23.6%
Plains GP Holdings LP, Class A*	1,372,360	21,889,142
Total Common Stocks (Cost $69,013,803)		70,138,382

U.S. Exchange-Traded Funds – 13.8%
BlackRock Ultra Short-Term Bond ETF	14,949	752,832
iShares 0-5 Year Investment Grade Corporate Bond ETF	12,148	597,682
iShares iBonds Dec 2024 Term Corporate ETF	85,442	2,128,360
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,456	493,101
iShares MBS ETF	22,400	2,107,392
Simplify Enhanced Income ETF(a)	120,221	2,952,628
SPDR Bloomberg Investment Grade Floating Rate ETF	9,267	283,477
SPDR Portfolio Short Term Corporate Bond ETF	45,695	1,360,797
Vanguard Short-Term Bond ETF	27,712	2,134,378
Total U.S. Exchange-Traded Funds (Cost $12,751,494)		12,810,647

	Principal
Corporate Bonds – 3.9%
Communications – 3.9%
Telesat Canada / Telesat LLC, 5.63%, 12/6/2026, 144A(b)	$2,700,000	1,692,630
Telesat Canada / Telesat LLC, 6.50%, 10/15/2027, 144A(b)	4,124,000	1,948,391
Total Corporate Bonds (Cost $3,788,108)		3,641,021

See Notes to Financial Statements.

5

Simplify Propel Opportunities ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Shares	Value
Closed-End Funds – 1.4%
Kayne Anderson Energy Infrastructure Fund
(Cost $1,177,582)	147,033	$1,290,950

Money Market Funds – 5.2%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 5.24%(c)
(Cost $4,772,389)	4,772,389	4,772,389

Total Investments – 100.1%
(Cost $91,503,376)		$92,653,389
Liabilities in Excess of Other Assets – (0.1)%		(104,546)
Net Assets – 100.0%		$92,548,843

*	Non Income Producing
(a)	Affiliated fund managed by Simplify Asset Management Inc.
(b)	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $3,641,021, which represents 3.9% of net assets as of December 31, 2023.
(c)	Rate shown reflects the 7-day yield as of December 31, 2023.

Affiliates

Fiscal period to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Simplify Enhanced Income ETF	$—	$3,002,520	$—	$—	$(49,892)	$2,952,628	120,221	$72,133	$—

Summary of Investment Type

Industry	% of Net Assets
Common Stocks	75.8%
U.S. Exchange-Traded Funds	13.8%
Corporate Bonds	3.9%
Closed-End Funds	1.4%
Money Market Funds	5.2%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Net Assets	100.0%

See Notes to Financial Statements.

6

(This page intentionally left blank)

Simplify Exchange Traded Funds

Statement of Assets and Liabilities

December 31, 2023 (Unaudited)

Simplify Propel Opportunities ETF
Assets
Investments in unaffiliated securities, at value	$89,700,761
Investments in affiliated securities, at value	2,952,628
Receivables:
Interest	88,031
Investment adviser	19,261
Prepaid expenses	30
Total assets	92,760,711

Liabilities
Payables:
Investment advisory fees	211,868
Total liabilities	211,868
Net Assets	$92,548,843

Net Assets Consist of
Paid-in capital	$83,770,779
Distributable earnings (loss)	8,778,064
Net Assets	$92,548,843
Number of Common Shares outstanding	4,480,001
Net Asset Value, offering and redemption price per share	$20.66
Investments, at cost	$88,500,856
Investments in affiliated securities, at cost	$3,002,520

See Notes to Financial Statements.

8

Simplify Exchange Traded Funds

Statement of Operations

For the Six Months Ended December 31, 2023 (Unaudited)

Simplify Propel Opportunities ETF
Investment Income
Unaffiliated dividend income	$1,189,000
Affiliated dividend income	72,133
Interest income	356,045
Total income	1,617,178

Expenses
Investment advisory fees	1,286,242
Total expenses	1,286,242
Less fees waived:
Waiver	(116,939)
Net expenses	1,169,303
Net investment income (loss)	447,875

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	4,258,467
In-kind redemptions	9,768,550
Net realized gain (loss)	14,027,017
Net change in unrealized appreciation (depreciation) on:
Investments	4,782,921
Affiliated investments	(49,892)
Net unrealized gain (loss)	4,733,029
Net realized and unrealized gain (loss)	18,760,046
Net Increase (Decrease) in Net Assets Resulting from Operations	$19,207,921

See Notes to Financial Statements.

9

Simplify Exchange Traded Funds

Statements of Changes in Net Assets

	Simplify Propel Opportunities ETF
	For the Six Months Ended December 31, 2023 (Unaudited)	For the period February 8, 2023(1) to June 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$447,875	$(129,558)
Net realized gain (loss)	14,027,017	(990,028)
Net change in net unrealized appreciation (depreciation)	4,733,029	(3,583,016)
Net increase (decrease) in net assets resulting from operations	19,207,921	(4,702,602)

Distributions to Shareholders from:
Distributions	(6,126,801)	(3,107,601)
Return of capital	—	(2,920,001)
Total distributions	(6,126,801)	(6,027,602)

Fund Shares Transactions
Proceeds from shares sold	11,637,937	127,642,507
Value of shares redeemed	(32,341,874)	(16,740,643)
Net increase (decrease) in net assets resulting from fund share transactions	(20,703,937)	110,901,864
Total net increase (decrease) in Net Assets	(7,622,817)	100,171,660

Net Assets
Beginning of period	100,171,660	—
End of period	$92,548,843	$100,171,660

Changes in Shares Outstanding
Shares outstanding, beginning of period	4,570,001	—
Shares sold	540,000	5,320,001 (2)
Shares redeemed	(630,000)	(750,000)
Shares outstanding, end of period	4,480,001	4,570,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, a creation unit, represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

10

Simplify Exchange Traded Funds

Financial Highlights

Simplify Propel Opportunities ETF Selected Per Share Data	For the Six Months Ended December 31, 2023 (Unaudited)		Period Ended June 30, 2023(a)
Net Asset Value, beginning of period	$21.92		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.10		(0.04)
Net realized and unrealized gain (loss)	—		(1.36)
Total from investment operations	0.10		(1.40)
Less distributions from:
Net investment income	(1.36)		(0.87)
Return of capital	—		(0.81)
Total distributions	(1.36)		(1.68)
Net Asset Value, end of period	$20.66		$21.92
Total Return (%)	0.67	(c)	(4.97	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$93		$100
Ratio of expenses before fee waiver (%)	2.75	(d)(e)	2.75	(d)(e)
Ratio of expenses after fee waiver (%)	2.50	(d)(e)	2.50	(d)(e)
Ratio of net investment income (loss) (%)	0.96	(d)	(0.50	)(d)
Portfolio turnover rate (%)(f)	25	(c)	46	(c)

(a)	For the period February 8, 2023 (commencement of operations) through June 30, 2023.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.

11

Simplify Exchange Traded Funds

Notes to Financial Statements

December 31, 2023 (Unaudited)

1. Organization

Simplify Exchange Traded Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of December 31, 2023, the Trust consists of twenty six investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Fund listed below:

Simplify Propel Opportunities ETF

Simplify Asset Management Inc. (the “Adviser”) serves as investment adviser to the Fund and has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Trust’s Board of Trustees (the “Board”).

The Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”) Unlike mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 25,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of the shares may acquire those shares from the Fund, or tender such shares for redemption to the Fund, in Creation Units only.

Fund	Investment objectives
Simplify Propel Opportunities ETF	The Fund seeks to provide long-term growth of capital.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Fund are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund.

Investment Valuation

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to the Adviser, as valuation designee pursuant to Rule 2a-5 under the 1940 Act. The Adviser may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Equity securities closed-end funds, and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities closed-end funds, and ETFs are generally categorized as Level 1 of the fair value hierarchy.

Exchange traded options are valued at the mean between the current bid and ask prices on the exchange on which such options are traded. If a mean price is not available, the closing price is used. Exchange trade options are categorized as Level 1. Options with international equity exposure are marked to market using closing prices for the underlying and interpolated option implied volatilities obtained from mid-market prices for options on the same underlying of similar expiries and strike prices. These securities are categorized as Level 2 in the fair value hierarchy.

Money Market Funds are valued at NAV.

Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Debt securities are generally categorized as Level 2 of the fair value hierarchy.

12

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

●	Level 1 – Quoted prices in active markets for identical assets that the funds have the ability to access.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2023 for the Fund based upon the three levels defined above:

Simplify Propel Opportunities ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$70,128,632	$—	$9,750	$70,138,382
Exchange-Traded Funds	12,810,647	—	—	12,810,647
Corporate Bonds	—	3,641,021	—	3,641,021
Closed-End Funds	1,290,950	—	—	1,290,950
Money Market Funds	4,772,389	—	—	4,772,389
TOTAL	$89,002,618	$3,641,021	$9,750	$92,653,389

Cash

Cash consists of cash on deposit with a major financial institution which may exceed federally insured limits.

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Income Tax Information and Distributions to Shareholders

It is the Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the Fund’s policy is to pay out dividends from net investment income quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the

13

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statement.

The Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations.

3. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate.

Propel Bio Management, LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Sub-Adviser is responsible for day-to-day management of the Fund, subject to supervision of the Adviser. The Adviser, not the Fund, pays the sub-advisory fee to the Sub-Adviser.

For its investment advisory services to the Fund below, the Adviser was entitled to receive a management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Fund	Management Fee
Simplify Propel Opportunities ETF	2.75%

For Simplify Propel Opportunities ETF, the Adviser and Sub-Adviser have collectively agreed to waive 0.25% of the management and sub advisory fee on an annualized basis through December 31, 2024. This waiver may be terminated by the Fund’s Board of Trustees on 60 days’ notice and terminates automatically if the management agreement or sub-advisory agreement is terminated. For the period ended December 30, 2023, the Adviser waived expenses of $116,939.

Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and directly impact the NAV per share of the Fund.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Fund.

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of a Fund. Foreside Fund Officer Services, LLC a related party to the Distributor also serves as the Trust’s Compliance Officer.

A Trustee and certain Officers of the Trust are also employees of the Adviser and/or the Distributor.

4. Investment Transactions

Purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Simplify Propel Opportunity ETF	$22,397,419	$22,528,429

Securities received and delivered in-kind through subscriptions and redemptions were as follows:

Fund	Purchases	Sales
Simplify Propel Opportunity ETF	$—	$9,768,550

14

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

5. Fund Share Transactions

The Fund issue and redeem Shares at NAV only in large blocks of 25,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). The Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Authorized participants pay a fixed transaction fee of $500 to the shareholder servicing agent when purchasing and redeeming Creation Units of a Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units. In addition to the fixed transaction fee, the Funds may charge an additional maximum 3% of the amount invested variable fee for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction.

6. Federal Income Taxes

At June 30, 2023, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Simplify Propel Opportunities ETF	$102,149,002	$19,077,435	$(20,033,615)	$(956,180)

The differences between book-basis and tax-basis components of net assets are primarily attributable to the tax deferral of losses on wash sales, grantor trust adjustments, section 1256 mark-to-market treatment of derivatives and return of capital basis adjustments from underlying investments.

At June 30, 2023, for federal income tax purposes, the Fund had capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Total Amount
Simplify Propel Opportunities ETF	$6,051	$233,224	$239,275

7. Subsequent Events

Management has evaluated subsequent events through the date of issuance of these financial statements and has determined that there are no subsequent events that require adjustment to, or disclosure in, the financial statement.

15

Simplify Exchange Traded Funds

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site at www.simplify.us or on the SEC’s Web site at www.sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (855) 772-8488.

Portfolio Holdings Information

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-772-8488.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.simplify.us.

16

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Investment Adviser Simplify Asset Management Inc. 222 Broadway, 22nd Floor New York, NY 10038	Investment Sub-Adviser Propel Bio Management, LLC 1800 Avenue of the Stars Los Angeles CA 90067	Custodian, Administrator & Transfer Agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286

Distributor Foreside Financial Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Independent Registered Public Accounting Firm Cohen & Company Ltd. 1350 Euclid Ave., Suite 800 Cleveland, OH 44115	Legal Counsel Thompson Hine LLP 41 South High Street Suite 1700 Columbus, OH 43215

Simplify Exchange Traded Funds 222 Broadway, 22nd Floor New York, NY 10038

December 31, 2023

Semi-Annual Report

Simplify Exchange Traded Funds

Simplify Volt RoboCar Disruption and Tech ETF (VCAR)

(This page intentionally left blank)

Simplify Exchange Traded Funds

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Simplify Exchange Traded Funds

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including unitary advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Fund’s actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Simplify Volt RoboCar Disruption and Tech ETF
Actual	$1,000.00	$1,060.80	0.95%	$4.92
Hypothetical (5% return before expenses)	$1,000.00	$1,020.36	0.95%	$4.82

(1)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.

4

Simplify Volt RoboCar Disruption and Tech ETF

Schedule of Investments

December 31, 2023 (Unaudited)

	Shares	Value
Common Stocks – 91.0%
Basic Materials – 2.6%
Albemarle Corp.	97	$14,014
BHP Group Ltd., ADR	314	21,449
Glencore PLC, ADR*	1,714	20,534
Rio Tinto PLC, ADR	291	21,668
Sociedad Quimica y Minera de Chile SA, ADR	296	17,825
Talon Metals Corp.*	56,046	7,627
Vale SA, ADR	1,344	21,316
		124,433
Communications – 11.7%
Alphabet, Inc., Class C*(a)	1,268	178,699
Amazon.com, Inc.*(a)	1,185	180,049
Cisco Systems, Inc.	83	4,193
Meta Platforms, Inc., Class A*	271	95,923
Netflix, Inc.*	83	40,411
Palo Alto Networks, Inc.*	5	1,475
VeriSign, Inc.*	51	10,504
Verizon Communications, Inc.	160	6,032
Walt Disney Co/The	458	41,353
		558,639
Consumer, Cyclical – 12.2%
Arbe Robotics Ltd*	5,678	12,378
Aurora Innovation, Inc.*	9,180	40,117
BYD Co. Ltd., ADR	344	19,013
Costco Wholesale Corp.	43	28,383
Lucid Group, Inc.*	1,245	5,242
NIO, Inc., ADR*	1,261	11,437
Rivian Automotive Inc, Class A*	700	16,422
Sonder Holdings, Inc.*	7,667	25,991
Tesla, Inc.*(a)	1,720	427,386
		586,369
Consumer, Non-cyclical – 5.7%
Amgen, Inc.	18	5,184
Automatic Data Processing, Inc.	35	8,154
Block, Inc.*	2,947	227,951
Coca-Cola Co. (The)	107	6,306
DaVita, Inc.*	55	5,762
Moody’s Corp.	16	6,249
PayPal Holdings, Inc.*	42	2,579
PepsiCo, Inc.	36	6,114
Procter & Gamble Co. (The)	36	5,275
		273,574
Financial – 4.8%
American Express Co.	22	4,121
Bank of New York Mellon Corp. (The)	73	3,800
Citigroup Inc.	79	4,064
Lemonade, Inc.*	13,530	218,239
		230,224

See Notes to Financial Statements

5

Simplify Volt RoboCar Disruption and Tech ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (continued)
Industrial – 1.3%
Camtek Ltd.*	585	$40,587
Deere & Co.	15	5,998
FANUC Corp., ADR	1,007	14,733
		61,318
Technology – 52.7%
Adobe, Inc.*	8	4,773
Advanced Micro Devices, Inc.*(a)	4,383	646,098
Amkor Technology, Inc.	753	25,052
Analog Devices Inc.	505	100,273
ANSYS, Inc.*	28	10,161
Apple, Inc.(a)	997	191,952
Applied Materials, Inc.	16	2,593
ASML Holding NV	315	238,430
Atlassian Corp., Class A*	3	714
Autodesk, Inc.*	83	20,209
Broadcom, Inc.	14	15,627
Cadence Design Systems, Inc.*	18	4,903
Cognizant Technology Solutions Corp., Class A	62	4,683
Crowdstrike Holdings, Inc., Class A*	83	21,191
Datadog, Inc., Class A*	6	728
Fiserv, Inc.*	48	6,376
Fortinet, Inc.*	19	1,112
GLOBALFOUNDRIES, Inc.*(a)	316	19,150
HP, Inc.	289	8,696
Intel Corp.	1,739	87,385
Intuit, Inc.	6	3,750
KLA Corp.	44	25,577
Lam Research Corp.	40	31,330
Marvell Technology, Inc.	322	19,420
Microchip Technology Inc.	169	15,240
Micron Technology, Inc.	391	33,368
Microsoft Corp.(a)	1,053	395,970
NVIDIA Corp.(a)	1,032	511,067
NXP Semiconductors NV	88	20,212
Paychex, Inc.	86	10,243
QWALCOMM, Inc.	36	5,207
Skyworks Solutions, Inc.	43	4,834
Synopsys, Inc.*	49	25,231
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	47	4,888
Texas Instruments, Inc.	60	10,228
		2,526,671
Total Common Stocks (Cost $3,399,481)		4,361,228

	Number of Contracts	Notional Amount
Purchased Options – 2.1%

Calls – Exchange-Traded – 1.6%
Tesla, Inc., January Strike Price $265, Expires 1/19/24	150	$3,975,000	72,000
Tesla, Inc., January Strike Price $416.67, Expires 1/19/24	23	958,341	46
Tesla, Inc., January Strike Price $766.67, Expires 1/19/24	295	22,616,765	295

See Notes to Financial Statements

6

Simplify Volt RoboCar Disruption and Tech ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Number of Contracts	Notional Amount	Value
Purchased Options – 2.1% (continued)

Calls – Exchange-Traded – 1.6% (continued)
Tesla, Inc., June Strike Price $666.67, Expires 6/21/24	66	$4,400,022	$2,673
			75,014
Puts – Exchange-Traded – 0.5%
S&P 500 Index, January Strike Price $3,670, Expires 1/19/24	11	4,037,000	550
S&P 500 Index, February Strike Price $3,830, Expires 2/16/24	22	8,426,000	4,620
S&P 500 Index, March Strike Price $4,010, Expires 3/15/24	27	10,827,000	20,655
			25,825

Total Purchased Options (Cost $448,135)			100,839

	Shares
Money Market Funds – 7.3%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 5.24%(b)
(Cost $350,283)	350,283	350,283

Total Investments – 100.4%
(Cost $4,197,899)		$4,812,350
Liabilities in Excess of Other Assets – (0.4)%		(16,971)
Net Assets – 100.0%		$4,795,379

	Number of Contracts	Notional Amount
Written Options – (0.3)%

Puts – Exchange-Traded – (0.3)%
S&P 500 Index, January Strike Price $3,450, Expires 1/19/24	(11)	$(3,795,000)	$(303)
S&P 500 Index, February Strike Price $3,600, Expires 2/16/24	(22)	(7,920,000)	(2,915)
S&P 500 Index, March Strike Price $3,775, Expires 3/15/24	(27)	(10,192,500)	(12,420)
			(15,638)

Total Written Options (Premiums Received $52,170)			$(15,638)

*	Non Income Producing
(a)	Securities with an aggregate market value of $1,099,339 have been pledged as collateral for options as of December 31, 2023.
(b)	Rate shown reflects the 7-day yield as of December 31, 2023.

ADR: American Depositary Receipt

Summary of Investment Type

Industry	% of Net Assets
Common Stocks	91.0%
Purchased Options	2.1%
Money Market Funds	7.3%
Total Investments	100.4%
Liabilities in Excess of Other Assets	(0.4)%
Net Assets	100.0%

See Notes to Financial Statements

7

Simplify Exchange Traded Funds

Statement of Assets and Liabilities (Continued)

December 31, 2023 (Unaudited)

Simplify Volt RoboCar Disruption and Tech ETF
Assets
Investments, at value	$4,812,350
Receivables:
Dividends	2,358
Prepaid expenses	58
Total assets	4,814,766

Liabilities
Payables:
Written options	15,638
Investment advisory fees	3,749
Total liabilities	19,387
Net Assets	$4,795,379

Net Assets Consist of
Paid-in capital	$8,976,261
Distributable earnings (loss)	(4,180,882)
Net Assets	$4,795,379
Number of Common Shares outstanding	500,001
Net Asset Value, offering and redemption price per share	$9.59
Investments, at cost	$4,197,899
Premiums received	$52,170

See Notes to Financial Statements.

8

Simplify Exchange Traded Funds

Statement of Operations (Continued)

For the Six Months Ended December 31, 2023 (Unaudited)

Simplify Volt RoboCar Disruption and Tech ETF
Investment Income
Dividend income*	$16,266

Expenses
Investment advisory fees	20,322
Interest expense	63
Total expenses	20,385
Net investment income (loss)	(4,119)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(91,204)
Written options	95,153
Net realized gain (loss)	3,949
Net change in unrealized appreciation (depreciation) on:
Investments	265,804
Written options	11,292
Net unrealized gain (loss)	277,096
Net realized and unrealized gain (loss)	281,045
Net Increase (Decrease) in Net Assets Resulting from Operations	$276,926

* Withholding tax	$285

See Notes to Financial Statements.

9

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

	Simplify Volt RoboCar Disruption and Tech ETF
	For the Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(4,119)	$461
Net realized gain (loss)	3,949	(876,309)
Net change in net unrealized appreciation (depreciation)	277,096	778,746
Net increase (decrease) in net assets resulting from operations	276,926	(98,024)

Fund Shares Transactions
Proceeds from shares sold	223,867	465,708
Value of shares redeemed	—	(623,533)
Net increase (decrease) in net assets resulting from fund share transactions	223,867	(157,825)
Total net increase (decrease) in Net Assets	500,793	(255,849)

Net Assets
Beginning of period	4,294,586	4,550,435
End of period	$4,795,379	$4,294,586

Changes in Shares Outstanding
Shares outstanding, beginning of period	475,001	500,420
Shares sold	25,000	50,000
Shares redeemed	—	(75,419)
Shares outstanding, end of period	500,001	475,001

See Notes to Financial Statements.

10

Simplify Exchange Traded Funds

Financial Highlights

Simplify Volt RoboCar Disruption and Tech ETF	For the Six Months Ended December 31, 2023		Years Ended June 30			Period Ended June 30,
Selected Per Share Data	(Unaudited)		2023		2022	2021(a)
Net Asset Value, beginning of period	$9.04		$9.09		$11.83	$12.50
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.01)		(0.00	)(c)	0.06	(0.04)
Net realized and unrealized gain (loss)	0.56		(0.05)		(2.75)	(0.63)
Total from investment operations	0.55		(0.05)		(2.69)	(0.67)
Less distributions from:
Net investment income	—		—		(0.03)	—
Return of capital	—		—		(0.02)	—
Total distributions	—		—		(0.05)	—
Net Asset Value, end of period	$9.59		$9.04		$9.09	$11.83
Total Return (%)	6.08	(d)	(0.54)		(22.91)	(5.34	)(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$5		$4		$5	$2
Ratio of expenses (%)	0.95	(e)	0.99	(f)	0.95	0.95	(e)(g)
Ratio of net investment income (loss) (%)	(0.19	)(e)	(0.01)		0.46	(0.71	)(e)
Portfolio turnover rate (%)(h)	18	(d)	255		254	20	(d)

(a)	For the period December 29, 2020 (commencement of operations) through June 30, 2021.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Less than $.005.
(d)	Not annualized.
(e)	Annualized.
(f)	The ratios of expenses to average net assets includes interest expense fees of 0.03%.
(g)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(h)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.

11

Simplify Exchange Traded Funds

Notes to Financial Statements

December 31, 2023 (Unaudited)

1. Organization

Simplify Exchange Traded Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of December 31, 2023, the Trust consists of twenty six investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Fund listed below:

Simplify Volt RoboCar Disruption and Tech ETF

The Simplify Volt Robocar Disruption and Tech ETF is a non-diversified Fund of the Trust.

Simplify Asset Management Inc. (the “Adviser”) serves as investment adviser to the Funds and has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Trust’s Board of Trustees (the “Board”).

The Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca. Unlike mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 25,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of the shares may acquire those shares from the Fund, or tender such shares for redemption to the Fund, in Creation Units only.

Fund	Investment objectives
Simplify Volt RoboCar Disruption and Tech ETF	The Fund seeks to provide capital appreciation.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Fund is investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by a Fund.

Investment Valuation

A Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to the Adviser, as valuation designee pursuant to Rule 2a-5 under the 1940 Act. The Adviser may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1 of the fair value hierarchy.

Exchange traded options are valued at the mean between the current bid and ask prices on the exchange on which such options are traded. If a mean price is not available, the closing price is used. Exchange trade options are categorized as Level 1. Options with international equity exposure are marked to market using closing prices for the underlying and interpolated option implied volatilities obtained from mid-market prices for options on the same underlying of similar expiries and strike prices. These securities are categorized as Level 2 in the fair value hierarchy.

Money Market Funds are valued at NAV.

A Fund categorize the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

12

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

●	Level 1 – Quoted prices in active markets for identical assets that the funds have the ability to access.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2023 for each Fund based upon the three levels defined above:

Simplify Volt RoboCar Disruption and Tech ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$4,361,228	$—	$—	$4,361,228
Purchased Options	100,839	—	—	100,839
Money Market Funds	350,283	—	—	350,283
TOTAL	$4,812,350	$—	$—	$4,812,350

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(15,638)	$—	$—	$(15,638)
TOTAL	$(15,638)	$—	$—	$(15,638)

Cash

Cash consists of cash on deposit with a major financial institution which may exceed federally insured limits.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operation is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with a Fund’s understanding of the applicable tax rules and regulations.

Income Tax Information and Distributions to Shareholders

It is the Funds’ policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). A Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is a Fund’s policy is to pay out dividends from net investment income quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. A Fund may occasionally be required to make supplemental distributions at some other time during the year. A Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed a Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in a Fund’s financial statement.

A Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operation.

13

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

3. Derivative Financial Instruments

Option Contracts

A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

The following table summarizes the value of the Funds’ derivative instruments held as of December 31, 2023 and the related location in the accompanying Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities, presented by underlying risk exposure:

Fund	Asset Derivatives		Liability Derivatives
Simplify Volt RoboCar Disruption and Tech ETF
Equity Contracts	Investments, at value(1)	$100,839	Investments, at value(1)	$—
Equity Contracts	Written options	$—	Written options	$15,638

(1)	Purchased option contracts are included in Investments within the Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.

For the period ended December 31, 2023, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on purchased option contracts (a) by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Volt RoboCar Disruption and Tech ETF	Equity	$(197,722)	$(109,938)

(a)	Purchased option contracts are included in Net Realized Gain (Loss) on Investments within the Statement of Operations or Consolidated Statement of Operations.

14

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

For the period ended December 31, 2023, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on written option contracts by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Volt RoboCar Disruption and Tech ETF	Equity	$95,153	$11,292

For the period ended December 31, 2023, the average fiscal quarter end balances of outstanding derivative financial instruments were as follows:

Fund	Purchased Option Contracts (Contract Value)	Purchased Swaption Contracts (Contract Value)	Futures Contracts (Notional Value)	Written Option Contracts (Contract Value)	Swaps (Notional Value)
Simplify Volt RoboCar Disruption and Tech ETF	$94,571	$—	$—	$(22,141)	$—

4. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for a Fund to operate.

Volt Equity LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Sub-Adviser is responsible for day-to-day management of the Fund, subject to supervision of the Adviser. The Sub-Adviser is paid by the Adviser, not the Fund.

For its investment advisory services to the Fund below, the Adviser was entitled to receive a management fee based on a Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Fund	Management Fee
Simplify Volt RoboCar Disruption and Tech ETF	0.95%

Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and directly impact the NAV per share of the Fund.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Fund.

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor of Creation Units for a Fund on an agency basis. The Distributor does not maintain a secondary market in shares of a Fund. Foreside Fund Officer Services, LLC a related party to the Distributor also serves as the Trust’s Compliance Officer.

A Trustee and certain Officers of the Trust are also employees of the Adviser and/or the Distributor.

5. Investment Transactions

Purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Simplify Volt RoboCar Disruption and Tech ETF	$729,684	$1,143,808

Securities received and delivered in-kind through subscriptions and redemptions were as follows:

Fund	Purchases	Sales
Simplify Volt RoboCar Disruption and Tech ETF	$208,697	$—

15

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

6. Fund Share Transactions

The Fund issues and redeems Shares at NAV only in large blocks of 25,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of a Fund.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). A Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because a Fund’s Shares trade at market prices rather than at its NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Authorized participants pay a fixed transaction fee of $500 to the shareholder servicing agent when purchasing and redeeming Creation Units of a Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units. In addition to the fixed transaction fee, a Fund may charge an additional maximum 3% of the amount invested variable fee for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction.

7. Federal Income Taxes

At June 30, 2023, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Simplify Volt RoboCar Disruption and Tech ETF	$4,316,937	$583,015	$(585,651)	$(2,636)

The differences between book-basis and tax-basis components of net assets are primarily attributable to the tax deferral of losses on wash sales, grantor trust adjustments, section 1256 mark-to-market treatment of derivatives and return of capital basis adjustments from underlying investments.

At June 30, 2023, for federal income tax purposes, the Funds had capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Total Amount
Simplify Volt RoboCar Disruption and Tech ETF	$4,169,739	$285,433	$4,455,172

8. Subsequent Events

Management has evaluated subsequent events through the date of issuance of these financial statements and has determined that there are no subsequent events that require adjustment to, or disclosure in, the financial statement.

16

Simplify Exchange Traded Funds

Board Considerations of Management Agreement and Sub-Advisory Agreement

(Unaudited)

In connection with the meeting of the Board of Trustees (the “Board” or “Trustees”) of Simplify Exchange Traded Funds (the “Trust”) held on August 18, 2023 (the “Meeting”), the Trustees, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment management agreement (the “Management Agreement”) between Simplify Asset Management, Inc. (the “Adviser” or “Simplify”) and the Trust, on behalf of Simplify Volt RoboCar Disruption and Tech ETF (the “Fund” or “VCAR”), and a sub-advisory agreement between Simplify and Volt Equity, LLC (the “Sub-Adviser” or “Volt”) with respect to the Fund.

Nature, Extent, and Quality of Service

The Trustees discussed the personnel who perform services for the Fund, including their qualifications and experience, noting that since the Management Agreement was first approved in 2020, the Adviser had added significantly to the personnel resources of the Adviser, including personnel performing functions related to operations, financial reporting, risk management, portfolio management and trading. They noted that each Trustee had access to the management team, and they appreciated the open lines of communication. The Board considered the quality of the operational and compliance infrastructure supporting the Fund, including the regular reports provided by the Trust’s CCO regarding compliance procedures and practices. They considered that the Adviser’s investment strategies, including its option overlay strategies, were both proprietary and systematic, noting that Adviser had built an experienced team of investment professionals with diverse expertise to provide high quality services to the Fund. The Trustees considered that the Adviser conducted competitor fund research and analysis to benchmark fees and performance, worked with brokers, counterparties and custodians to implement the Fund’s strategy and provided services including trade execution, post-trade settlement and reporting and compliance monitoring to ensure the execution of the Fund’s investment objectives. He noted further that since the inception of the Fund, the Adviser further enhanced its risk management program and had provided annual Liquidity Risk Management reports to the Board. They discussed that the Adviser oversaw the activities of the Fund’s other service providers, including the sub-adviser, and monitored adherence to the Fund’s investment restrictions, compliance with various policies and procedures, and with applicable securities regulations. The Trustees reviewed other services provided by Simplify to the Fund, such as maintaining all records not maintained by a service provider or sub-adviser, overseeing all required tax returns of the Fund, assisting with the preparation of reports to existing shareholders and updating the prospectuses and statements of additional information periodically, and preparing reports to be filed with the SEC. The Trustees reviewed the financial condition of the Adviser, including the financial statement and the balance sheet and determined that the Adviser had demonstrated the ability to manage its financial obligations and had the ability to meet its capital requirements for continued operation and growth, both in the near and long term. The Trustees discussed the full scope of services provided by the Adviser and agreed that the Adviser had delivered the services consistent with its responsibilities, and that the quality of the services provided by the Adviser to the Fund had been high.

Performance

The Trustees reviewed the Adviser’s management capabilities as demonstrated by the Fund’s performance and ability to meet its investment objectives. The Trustees discussed the Fund’s returns versus the returns of the Fund’s index and peer groups over various time periods ended June 30. 2023. The Trustees noted that the Fund underperformed its peer group for the one-year and since inception periods, and also underperformed its Morningstar category for the one-year period. They discussed the Adviser’s comment that the Fund’s underperformance to the S&P was due to a steep drop in technology stocks at the end of 2022, and that 2023 brought significant recovery, it had not exceeded the broader equity market performance. They agreed that the Adviser should consider adjustments to the strategy.

The Trustees recalled that they regularly received from the Adviser performance data, analyses, and reports regarding the Fund’s index tracking, premium/discount, and intraday trading spreads, among other things, which was considered in the renewal deliberations. The Board also considered the Adviser’s commentary regarding broader market trends and macroeconomic developments and interrelationship between market conditions and the Fund’s performance. Taking all factors into consideration, the Trustees concluded that Simplify had the tools to continue to deliver favorable returns to the shareholders of the Fund and the returns of the Fund were acceptable.

Fees and Expenses

The Trustees discussed the 15(c) Materials concerning the advisory fees for the Fund. They considered the fees relative to a universe of unaffiliated comparable ETFs and mutual funds (collectively, the “Peer Groups”) and considered the Adviser’s observations and analysis of the variation among the Peer Funds, the relevant Morningstar category, and other Simplify Funds. They noted that the contractual annual advisory fee for the Fund was 0.95%. They considered that it was a unitary fee. They noted that for the Fund, the advisory fee was higher than both the peer group average and the Morningstar category average, but below the highest fee of its peer group and category. The Trustees discussed the allocation of duties between the Adviser and the sub-adviser of the Fund.

The Trustees considered that no payments were made by the Fund to the Adviser other than the advisory fees. In its assessment of the advisory fees, the Board also considered the Adviser’s description of the resources involved in managing the Fund, as well as the Fund’s size and that the Adviser would continue to absorb certain operational expenses incurred by the Fund through the renewal term of the Management Agreement. The Trustees agreed that the advisory fees were not unreasonable.

17

Simplify Exchange Traded Funds

Board Considerations of Management Agreement and Sub-Advisory Agreement

(Unaudited) (Continued)

Profitability

The Trustees reviewed the profit analysis provided by the Adviser and observed that, at current asset levels, the Adviser was not yet profitable and therefore excess profitability was not a concern with respect to the Fund.

Economies of Scale

The Trustees considered the potential for the Adviser to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefit were shared with shareholders. They considered the Adviser’s position that the current advisory fees already reflected the potential economies of scale that would be realized by the Adviser when the Fund was a much larger fund. The Trustees determined that the Board would continue to evaluate breakpoints for the Fund as assets increased.

Conclusion

Upon reconvening, the Board unanimously determined that it had received all reasonably necessary information upon which to reach its conclusion that it was in the best interests of the Fund to renew the Management Agreement. The Board’s determination was based on the totality of the information reviewed.

Sub-Advisory Agreement – Volt Equity LLC

Nature, Extent, and Quality of Service

The Trustees acknowledged that Volt provided research, analysis and recommendations to the Adviser to deliver actionable insights to the Adviser to manage VCAR. They reviewed the background information on the key investment personnel responsible for servicing VCAR, considering their qualifications and education, and noted the investment team’s experience with technology. The Board noted recent changes in Volt personnel. The Trustees discussed Volt’s practices for monitoring compliance with VCAR’s investment limitations, noting that Volt utilized spreadsheet software to help monitor compliance with VCAR’s investment limitations. The Trustees observed that Volt reported no material compliance issues. The Trustees agreed that Volt had provided quality services to the Adviser and VCAR.

Performance

The Trustees noted that VCAR underperformed its peer group for the one-year and since inception periods, and also underperformed its Morningstar category for the one-year period. They discussed the Adviser’s comment that VCAR’s underperformance to the S&P was due to a steep drop in technology stocks at the end of 2022, and that while 2023 brought significant recovery, it had not exceeded the broader equity market performance. The Trustees noted that VCAR was comprised of extremely high growth companies, as per the investment strategy outlined in the prospectus, and therefore affected by rising interest rates and market volatility. They reviewed the performance of VCAR against a peer fund. The Trustees agreed Volt’s performance was acceptable but agreed that the Adviser should consider adjustments to the strategy.

Fees and Expenses

The Trustees reviewed the sub-advisory fees for VCAR, including Volt’s rationale therefor, as well as certain comparative fee data. He noted that the advisory and sub-advisory fee for the VCAR was 95 basis points and 50 basis points, respectively. The Trustees discussed the fee paid to Volt by another fund for an advisory role. The Trustees agreed that the 0.50% Sub-Advisory fee was not unreasonable, as Volt was providing the primary picks that largely determined the composition of VCAR’s portfolio.

Profitability

The Trustees reviewed the profit analysis provided by Volt, noting that the expenses in the past year reflect a negative gross margin. The Board noted that Volt projected making a profit in connection with VCAR if the estimated asset levels were achieved. The Trustees agreed that as VCAR grew, expenses may also grow, and excess profits were not a concern at this time.

Economies of Scale

The Trustees considered whether Volt would realize economies of scale with respect to the sub-advisory services provided to VCAR. The Trustees agreed to revisit the issue if VCAR achieved meaningful growth.

Conclusion

The Adviser confirmed its satisfaction with the services provided by Volt and recommended renewal. Having requested and received such information from Volt as the Trustees believed to be reasonably necessary to evaluate the terms of the Volt Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees determined that approval of the continuation of the Volt Sub-Advisory Agreement for an additional year was in the best interests of VCAR and its shareholders.

18

Simplify Exchange Traded Funds

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site at www.simplify.us or on the SEC’s Web site at www.sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (855) 772-8488.

Portfolio Holdings Information

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-772-8488.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.simplify.us.

19

Investment Adviser Simplify Asset Management Inc. 222 Broadway, 22nd Floor New York, NY 10038	Investment Sub-Adviser Volt Equity LLC 2193 Fillmore St San Francisco, CA 94115	Custodian, Administrator & Transfer Agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286

Distributor Foreside Financial Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Independent Registered Public Accounting Firm Cohen & Company Ltd. 1350 Euclid Ave., Suite 800 Cleveland, OH 44115	Legal Counsel Thompson Hine LLP 41 South High Street Suite 1700 Columbus, OH 43215

Simplify Exchange Traded Funds 222 Broadway, 22nd Floor New York, NY 10038

December 31, 2023

Semi-Annual Report

Simplify Exchange Traded Funds

Simplify US Equity PLUS Convexity ETF (SPYC)

Simplify US Equity PLUS Downside Convexity ETF (SPD)

Simplify US Equity PLUS Upside Convexity ETF (SPUC)

(This page intentionally left blank)

Simplify Exchange Traded Funds

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Simplify Exchange Traded Funds

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including unitary advisory fees and other Fund expenses. In the most recent six-month period, up to October 31, 2023, the Funds limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Fund’s actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Simplify US Equity PLUS Convexity ETF
Actual	$1,000.00	$1,069.70	0.25%	$1.30
Hypothetical (5% return before expenses)	$1,000.00	$1,023.88	0.25%	$1.27
Simplify US Equity PLUS Downside Convexity ETF
Actual	$1,000.00	$1,061.00	0.25%	$1.30
Hypothetical (5% return before expenses)	$1,000.00	$1,023.88	0.25%	$1.27
Simplify US Equity PLUS Upside Convexity ETF
Actual	$1,000.00	$1,085.40	0.25%	$1.31
Hypothetical (5% return before expenses)	$1,000.00	$1,023.88	0.25%	$1.27

(1)	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.

4

Simplify US Equity PLUS Convexity ETF

Schedule of Investments

December 31, 2023 (Unaudited)

	Shares	Value
U.S. Exchange-Traded Funds – 98.9%
iShares Core S&P 500 ETF(a)(b)
(Cost $60,682,390)	140,683	$67,194,421

	Number of Contracts	Notional Amount
Purchased Options – 1.2%

Puts – Exchange-Traded – 0.3%
S&P 500 Index, January Strike Price $3,670, Expires 1/19/24	90	$33,030,000	4,500
S&P 500 Index, February Strike Price $3,830, Expires 2/16/24	167	63,961,000	35,070
S&P 500 Index, March Strike Price $4,010, Expires 3/15/24	195	78,195,000	149,175
			188,745
Calls – Exchange-Traded – 0.9%
S&P 500 Index, February Strike Price $4,730, Expires 2/16/24	26	12,298,000	325,520
S&P 500 Index, March Strike Price $4,950, Expires 3/15/24	67	33,165,000	288,100
			613,620

Total Purchased Options (Cost $1,012,370)			802,365

	Shares
Money Market Funds – 0.3%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 5.24%(c)
(Cost $196,376)	196,376	196,376

Total Investments – 100.4%
(Cost $61,891,136)		$68,193,162
Liabilities in Excess of Other Assets – (0.4)%		(263,798)
Net Assets – 100.0%		$67,929,364

	Number of Contracts	Notional Amount
Written Options – (0.3)%

Puts – Exchange-Traded – (0.1)%
S&P 500 Index, January Strike Price $3,450, Expires 1/19/24	(90)	$(31,050,000)	$(2,475)
S&P 500 Index, February Strike Price $3,600, Expires 2/16/24	(167)	(60,120,000)	(22,128)
S&P 500 Index, March Strike Price $3,775, Expires 3/15/24	(195)	(73,612,500)	(89,700)
			(114,303)
Calls – Exchange-Traded – (0.2)%
S&P 500 Index, February Strike Price $4,950, Expires 2/16/24	(26)	$(12,870,000)	$(55,640)
S&P 500 Index, March Strike Price $5,200, Expires 3/15/24	(67)	(34,840,000)	(30,485)
			(86,125)

Total Written Options (Premiums Received $452,825)			$(200,428)

(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	Securities with an aggregate market value of $23,881,500 have been pledged as collateral for options as of December 31, 2023.
(c)	Rate shown reflects the 7-day yield as of December 31, 2023.

See Notes to Financial Statements.

5

Simplify US Equity PLUS Convexity ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

Summary of Investment Type

% of
Industry	Net Assets
U.S. Exchange-Traded Funds	98.9%
Purchased Options	1.2%
Money Market Funds	0.3%
Total Investments	100.4%
Liabilities in Excess of Other Assets	(0.4)%
Net Assets	100.0%

See Notes to Financial Statements.

6

Simplify US Equity PLUS Downside Convexity ETF

Schedule of Investments

December 31, 2023 (Unaudited)

	Shares	Value
U.S. Exchange-Traded Funds – 99.4%
iShares Core S&P 500 ETF(a)(b)
(Cost $80,299,497)	172,152	$82,224,960

	Number of Contracts	Notional Amount
Purchased Options – 0.5%

Puts – Exchange-Traded – 0.5%
S&P 500 Index, January Strike Price $3,670, Expires 1/19/24	260	$95,420,000	13,000
S&P 500 Index, February Strike Price $3,830, Expires 2/16/24	432	165,456,000	90,720
S&P 500 Index, March Strike Price $4,010, Expires 3/15/24	423	169,623,000	323,595
			427,315

Total Purchased Options (Cost $1,623,381)			427,315

	Shares
Money Market Funds – 0.2%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 5.24%(c)
(Cost $126,147)	126,147	126,147

Total Investments – 100.1%
(Cost $82,049,025)		$82,778,422
Liabilities in Excess of Other Assets – (0.1)%		(79,088)
Net Assets – 100.0%		$82,699,334

	Number of Contracts	Notional Amount
Written Options – (0.3)%

Puts – Exchange-Traded – (0.3)%
S&P 500 Index, January Strike Price $3,450, Expires 1/19/24	(260)	$(89,700,000)	$(7,150)
S&P 500 Index, February Strike Price $3,600, Expires 2/16/24	(432)	(155,520,000)	(57,240)
S&P 500 Index, March Strike Price $3,775, Expires 3/15/24	(423)	(159,682,500)	(194,580)
			(258,970)

Total Written Options (Premiums Received $1,016,991)			$(258,970)

(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	Securities with an aggregate market value of $28,657,800 have been pledged as collateral for options as of December 31, 2023.
(c)	Rate shown reflects the 7-day yield as of December 31, 2023.

Summary of Investment Type

% of
Industry	Net Assets
U.S. Exchange-Traded Funds	99.4%
Purchased Options	0.5%
Money Market Funds	0.2%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Net Assets	100.0%

See Notes to Financial Statements.

7

Simplify US Equity PLUS Upside Convexity ETF

Schedule of Investments

December 31, 2023 (Unaudited)

	Shares	Value
U.S. Exchange-Traded Funds – 95.7%
iShares Core S&P 500 ETF(a)(b)
(Cost $3,807,031)	8,262	$3,946,179

	Number of Contracts	Notional Amount
Purchased Options – 3.1%

Calls – Exchange-Traded – 3.1%
S&P 500 Index, February Strike Price $4,730, Expires 2/16/24	6	$2,838,000	75,120
S&P 500 Index, March Strike Price $4,950, Expires 3/15/24	12	5,940,000	51,600
			126,720

Total Purchased Options (Cost $73,989)			126,720

	Shares
Money Market Funds – 0.5%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 5.24%(c)
(Cost $21,628)	21,628	21,628

Total Investments – 99.3%
(Cost $3,902,648)		$4,094,527
Other Assets in Excess of Liabilities – 0.7%		30,572
Net Assets – 100.0%		$4,125,099

	Number of Contracts	Notional Amount
Written Options – (0.4)%

Calls – Exchange-Traded – (0.4)%
S&P 500 Index, February Strike Price $4,950, Expires 2/16/24	(6)	$(2,970,000)	$(12,840)
S&P 500 Index, March Strike Price $5,200, Expires 3/15/24	(12)	(6,240,000)	(5,460)
			(18,300)

Total Written Options (Premiums Received $10,838)			$(18,300)

(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	Securities with an aggregate market value of $3,104,595 have been pledged as collateral for options as of December 31, 2023.
(c)	Rate shown reflects the 7-day yield as of December 31, 2023.

Summary of Investment Type

% of
Industry	Net Assets
U.S. Exchange-Traded Funds	95.7%
Purchased Options	3.1%
Money Market Funds	0.5%
Total Investments	99.3%
Other Assets in Excess of Liabilities	0.7%
Net Assets	100.0%

See Notes to Financial Statements.

8

(This page intentionally left blank)

Simplify Exchange Traded Funds

Statements of Assets and Liabilities

December 31, 2023 (Unaudited)

	Simplify US Equity PLUS Convexity ETF	Simplify US Equity PLUS Downside Convexity ETF	Simplify US Equity PLUS Upside Convexity ETF
Assets
Investments, at value	$68,193,162	$82,778,422	$4,094,527
Cash	—	—	49,613
Receivables:	14,128	16,576	881
Investment adviser
Interest	311	—	84
Prepaid expenses	58	58	58
Dividends	—	636	—
Due from broker	—	195,764	—
Total assets	68,207,659	82,991,456	4,145,163

Liabilities
Due to custodian	49,613	—	—
Payables:	200,428	258,970	18,300
Written options
Investment advisory fees	28,254	33,152	1,764
Total liabilities	278,295	292,122	20,064
Net Assets	$67,929,364	$82,699,334	$4,125,099

Net Assets Consist of
Paid-in capital	$68,085,170	$136,109,736	$4,883,654
Distributable earnings (loss)	(155,806)	(53,410,402)	(758,555)
Net Assets	$67,929,364	$82,699,334	$4,125,099
Number of Common Shares outstanding	2,200,001	2,875,001	125,001
Net Asset Value, offering and redemption price per share	$30.88	$28.76	$33.00
Investments, at cost	$61,891,136	$82,049,025	$3,902,648
Premiums received	$452,825	$1,016,991	$10,838

See Notes to Financial Statements.

10

Simplify Exchange Traded Funds

Statements of Operations

For the Six Months Ended December 31, 2023 (Unaudited)

	Simplify US Equity PLUS Convexity ETF	Simplify US Equity PLUS Downside Convexity ETF	Simplify US Equity PLUS Upside Convexity ETF
Investment Income			53,850
Dividend income	$568,468	$793,860	$53,850

Expenses
Investment advisory fees	168,690	242,464	18,219
Interest expense	558	1,007	105
Other expenses	27	—	—
Total expenses	169,275	243,471	18,324
Less fees waived:
Waiver	(84,355)	(121,249)	(9,110)
Net expenses	84,920	122,222	9,214
Net investment income (loss)	483,548	671,638	44,636

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:	(1,314,353)	(4,267,374)	13,665
Investments
In-kind redemptions	906,358	(737,315)	28,013
Written options	819,679	2,569,191	(5,864)
Net realized gain (loss)	411,684	(2,435,498)	35,814
Net change in unrealized appreciation (depreciation) on:	3,371,021	5,596,823	264,880
Investments
Written options	43,262	56,549	1,811
Net unrealized gain (loss)	3,414,283	5,653,372	266,691
Net realized and unrealized gain (loss)	3,825,967	3,217,874	302,505
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,309,515	$3,889,512	$347,141

See Notes to Financial Statements.

11

Simplify Exchange Traded Funds

Statements of Changes in Net Assets

	Simplify US Equity PLUS Convexity ETF		Simplify US Equity PLUS Downside Convexity ETF
	For the Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023	For the Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$483,548	$891,070	$671,638	$3,188,274
Net realized gain (loss)	411,684	(5,029,008)	(2,435,498)	(70,678,125)
Net change in net unrealized appreciation (depreciation)	3,414,283	11,611,947	5,653,372	57,383,667
Net increase (decrease) in net assets resulting from operations	4,309,515	7,474,009	3,889,512	(10,106,184)

Distributions	(479,941)	(890,883)	(835,630)	(3,166,409)

Fund Shares Transactions
Proceeds from shares sold	707,957	67,604,172	23,291,586	92,541,300
Value of shares redeemed	(10,022,700)	(62,025,267)	(59,260,747)	(408,472,788)
Net increase (decrease) in net assets resulting from fund share transactions	(9,314,743)	5,578,905	(35,969,161)	(315,931,488)
Total net increase (decrease) in Net Assets	(5,485,169)	12,162,031	(32,915,279)	(329,204,081)

Net Assets
Beginning of period	73,414,533	61,252,502	115,614,613	444,818,694
End of period	$67,929,364	$73,414,533	$82,699,334	$115,614,613

Changes in Shares Outstanding
Shares outstanding, beginning of period	2,525,001	2,304,000	4,225,001	16,800,001
Shares sold	25,000	2,550,000	825,000	3,450,000
Shares redeemed	(350,000)	(2,328,999)	(2,175,000)	(16,025,000)
Shares outstanding, end of period	2,200,001	2,525,001	2,875,001	4,225,001

See Notes to Financial Statements.

12

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

	Simplify US Equity PLUS Upside Convexity ETF
	For the Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$44,636	$158,690
Net realized gain (loss)	35,814	(613,652)
Net change in net unrealized appreciation (depreciation)	266,691	1,807,682
Net increase (decrease) in net assets resulting from operations	347,141	1,352,720

Distributions	(46,193)	(113,758)

Fund Shares Transactions
Proceeds from shares sold	—	3,357,979
Value of shares redeemed	(4,603,998)	(8,136,895)
Net increase (decrease) in net assets resulting from fund share transactions	(4,603,998)	(4,778,916)
Total net increase (decrease) in Net Assets	(4,303,050)	(3,539,954)

Net Assets
Beginning of period	8,428,149	11,968,103
End of period	$4,125,099	$8,428,149

Changes in Shares Outstanding
Shares outstanding, beginning of period	275,001	450,001
Shares sold	—	125,000
Shares redeemed	(150,000)	(300,000)
Shares outstanding, end of period	125,001	275,001

See Notes to Financial Statements.

13

Simplify Exchange Traded Funds

Financial Highlights

Simplify US Equity PLUS Convexity ETF	For the Six Months Ended December 31, 2023		Years Ended June 30			Period Ended June 30,
Selected Per Share Data	(Unaudited)		2023		2022	2021(a)
Net Asset Value, beginning of period	$29.08		$26.59		$30.63	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.21		0.36		0.33	0.31
Net realized and unrealized gain (loss)	1.80		2.46		(3.85)	5.59
Total from investment operations	2.01		2.82		(3.52)	5.90
Less distributions from:
Net investment income	(0.21)		(0.33)		(0.52)	(0.27)
Total distributions	(0.21)		(0.33)		(0.52)	(0.27)
Net Asset Value, end of period	$30.88		$29.08		$26.59	$30.63
Total Return (%)	6.97	(c)	10.67		(11.68)	23.68	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$68		$73		$61	$89
Ratio of expenses before fee waiver (%)	0.50	(d)(e)	0.53	(e)(f)	0.50 (e)	0.50	(d)(e)
Ratio of expenses after fee waiver (%)	0.25	(d)(e)	0.28	(e)(f)	0.25 (e)	0.25	(d)(e)
Ratio of net investment income (loss) (%)	1.43	(d)	1.35		1.04	1.35	(d)
Portfolio turnover rate (%)(g)	0	(c)	1		3	6	(c)

Simplify US Equity PLUS Downside Convexity ETF	For the Six Months Ended December 31, 2023		Years Ended June 30			Period Ended June 30,
Selected Per Share Data	(Unaudited)		2023		2022	2021(a)
Net Asset Value, beginning of period	$27.36		$26.48		$30.26	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.19		0.30		0.35	0.36
Net realized and unrealized gain (loss)	1.47		1.07	(h)	(3.76)	5.14
Total from investment operations	1.66		1.37		(3.41)	5.50
Less distributions from:
Net investment income	(0.26)		(0.49)		(0.37)	(0.24)
Total distributions	(0.26)		(0.49)		(0.37)	(0.24)
Net Asset Value, end of period	$28.76		$27.36		$26.48	$30.26
Total Return (%)	6.10	(c)	5.31		(11.38)	22.07	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$83		$116		$445	$225
Ratio of expenses before fee waiver (%)	0.50	(d)(e)	0.62	(e)(i)	0.50 (e)	0.50	(d)(e)
Ratio of expenses after fee waiver (%)	0.25	(d)(e)	0.37	(e)(i)	0.25 (e)	0.25	(d)(e)
Ratio of net investment income (loss) (%)	1.39	(d)	1.15		1.14	1.53	(d)
Portfolio turnover rate (%)(g)	0	(c)	0		5	4	(c)

(a)	For the period September 4, 2020 (commencement of operations) through June 30, 2021.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(f)	The ratios of expenses to average net assets includes interest expense fees of 0.03%.
(g)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(h)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(i)	The ratios of expenses to average net assets includes interest expense fees of 0.12%.

See Notes to Financial Statements.

14

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify US Equity PLUS Upside Convexity ETF	For the Six Months Ended December 31, 2023		Years Ended June 30			Period Ended June 30,
Selected Per Share Data	(Unaudited)		2023		2022	2021(a)
Net Asset Value, beginning of period	$30.65		$26.60		$30.99	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.19		0.40		0.36	0.32
Net realized and unrealized gain (loss)	2.41		3.99		(3.91)	6.02
Total from investment operations	2.60		4.39		(3.55)	6.34
Less distributions from:
Net investment income	(0.25)		(0.34)		(0.43)	(0.35)
Net realized gains	—		—		(0.41)	—
Total distributions	(0.25)		(0.34)		(0.84)	(0.35)
Net Asset Value, end of period	$33.00		$30.65		$26.60	$30.99
Total Return (%)	8.54	(c)	16.65		(11.99)	25.52	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$4		$8		$12	$9
Ratio of expenses before fee waiver (%)	0.50	(d)(e)	0.50	(e)	0.50 (e)	0.50	(d)(e)
Ratio of expenses after fee waiver (%)	0.25	(d)(e)	0.25	(e)	0.25 (e)	0.25	(d)(e)
Ratio of net investment income (loss) (%)	1.23	(d)	1.46		1.13	1.37	(d)
Portfolio turnover rate (%)(f)	1	(c)	0		4	5	(c)

(a)	For the period September 4, 2020 (commencement of operations) through June 30, 2021.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.

15

Simplify Exchange Traded Funds

Notes to Financial Statements

December 31, 2023 (Unaudited)

1. Organization

Simplify Exchange Traded Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of December 31, 2023, the Trust consists of twenty six investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Simplify US Equity PLUS Convexity ETF

Simplify US Equity PLUS Downside Convexity ETF

Simplify US Equity PLUS Upside Convexity ETF

Simplify Asset Management Inc. (the “Adviser”) serves as investment adviser to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the oversight of the Trust’s Board of Trustees (the “Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 25,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

Fund	Investment objectives
Simplify US Equity PLUS Convexity ETF	The Fund seeks to provide capital appreciation.
Simplify US Equity PLUS Downside Convexity ETF	The Fund seeks to provide capital appreciation.
Simplify US Equity PLUS Upside Convexity ETF	The Fund seeks to provide capital appreciation.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

Each Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to the Adviser, as valuation designee pursuant to Rule 2a-5 under the 1940 Act. The Adviser may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1 of the fair value hierarchy.

Exchange traded options are valued at the mean between the current bid and ask prices on the exchange on which such options are traded. If a mean price is not available, the closing price is used. Exchange trade options are categorized as Level 1. Options with international equity exposure are marked to market using closing prices for the underlying and interpolated option implied volatilities obtained from mid-market prices for options on the same underlying of similar expiries and strike prices. These securities are categorized as Level 2 in the fair value hierarchy.

16

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

●	Level 1 – Quoted prices in active markets for identical assets that the funds have the ability to access.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2023 for each Fund based upon the three levels defined above:

Simplify US Equity PLUS Convexity ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Exchange-Traded Funds	$67,194,421	$—	$—	$67,194,421
Purchased Options	802,365	—	—	802,365
Money Market Funds	196,376	—	—	196,376
TOTAL	$68,193,162	$—	$—	$68,193,162

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(200,428)	$—	$—	$(200,428)
TOTAL	$(200,428)	$—	$—	$(200,428)

Simplify US Equity PLUS Downside Convexity ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Exchange-Traded Funds	$82,224,960	$—	$—	$82,224,960
Purchased Options	427,315	—	—	427,315
Money Market Funds	126,147	—	—	126,147
TOTAL	$82,778,422	$—	$—	$82,778,422

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(258,970)	$—	$—	$(258,970)
TOTAL	$(258,970)	$—	$—	$(258,970)

Simplify US Equity PLUS Upside Convexity ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Exchange-Traded Funds	$3,946,179	$—	$—	$3,946,179
Purchased Options	126,720	—	—	126,720
Money Market Funds	21,628	—	—	21,628
TOTAL	$4,094,527	$—	$—	$4,094,527

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(18,300)	$—	$—	$(18,300)
TOTAL	$(18,300)	$—	$—	$(18,300)

Cash

Cash consists of cash on deposit with a major financial institution which may exceed federally insured limits.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income

17

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

Income Tax Information and Distributions to Shareholders

It is the Funds’ policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is each Fund’s policy is to pay out dividends from net investment income quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. Each Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed each Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in any Fund’s financial statement.

Each Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations.

3. Derivative Financial Instruments

Option Contracts

A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

18

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

The following table summarizes the value of the Funds’ derivative instruments held as of December 31, 2023 and the related location in the accompanying Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities, presented by underlying risk exposure:

Fund	Asset Derivatives		Liability Derivatives
Simplify US Equity PLUS Convexity ETF
Equity Contracts	Investments, at value(1)	$802,365	Investments, at value(1)	$—
Equity Contracts	Written options	$—	Written options	$200,428

Simplify US Equity PLUS Downside Convexity ETF
Equity Contracts	Investments, at value(1)	$427,315	Investments, at value(1)	$—
Equity Contracts	Written options	$—	Written options	$258,970

Simplify US Equity PLUS Upside Convexity ETF
Equity Contracts	Investments, at value(1)	$126,720	Investments, at value(1)	$—
Equity Contracts	Written options	$—	Written options	$18,300

(1)	Purchased option contracts are included in Investments within the Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.

For the period ended December 31, 2023, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on purchased option contracts (a) by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify US Equity PLUS Convexity ETF	Equity	$(1,290,078)	$(152,639)
Simplify US Equity PLUS Downside Convexity ETF	Equity	(4,161,174)	(2,646)
Simplify US Equity PLUS Upside Convexity ETF	Equity	16,576	(34,305)

(a)	Purchased option contracts are included in Net Realized Gain (Loss) on Investments within the Statement of Operations or Consolidated Statement of Operations.

For the period ended December 31, 2023, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on written option contracts by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify US Equity PLUS Convexity ETF	Equity	$819,679	$43,262
Simplify US Equity PLUS Downside Convexity ETF	Equity	2,569,191	56,549
Simplify US Equity PLUS Upside Convexity ETF	Equity	(5,864)	1,811

19

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

For the period ended December 31, 2023, the average fiscal quarter end balances of outstanding derivative financial instruments were as follows:

Fund	Purchased Option Contracts (Contract Value)	Purchased Swaption Contracts (Contract Value)	Futures Contracts (Notional Value)	Written Option Contracts (Contract Value)	Swaps (Notional Value)
Simplify US Equity PLUS Convexity ETF	$766,832	$—	$—	$(242,484)	$—
Simplify US Equity PLUS Downside Convexity ETF	944,393	—	—	(534,092)	—
Simplify US Equity PLUS Upside Convexity ETF	100,343	—	—	(14,053)	—

4. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Funds, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Adviser was entitled to receive a management fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Management
Fund	Fee
Simplify US Equity PLUS Convexity ETF	0.50%
Simplify US Equity PLUS Downside Convexity ETF	0.50%
Simplify US Equity PLUS Upside Convexity ETF	0.50%

The Adviser for the Funds below had contractually agreed, until at least October 31, 2023, to waive its management fees to 0.25% of the Fund’s average daily net assets. For the period ended December 31, 2023, the Adviser waived expenses of the Funds as follows:

Expenses
Fund	Waived
Simplify US Equity PLUS Convexity ETF	$84,355
Simplify US Equity PLUS Downside Convexity ETF	121,249
Simplify US Equity PLUS Upside Convexity ETF	9,110

As of December 31, 2023, the Funds no longer waive its management fees.

The Adviser may recoup from a Fund fees previously waived or expenses previously reimbursed by the Adviser with respect to that Fund pursuant to these agreements (or a previous expense limitation agreement) if: (1) such recoupment by the Adviser does not cause the Fund, at the time of recoupment, to exceed the lesser of (a) the expense limitation in effect at the time the relevant amount was waived and/ or reimbursed, or (b) the expense limitation in effect at the time of the proposed recoupment, and (2) the recoupment is made within three years after the fiscal year end date as of which the amount to be waived or reimbursed was determined and the waiver or reimbursement occurred. As of December 31, 2023, the Adviser may potentially recoup the following amounts from the Funds listed below:

	Expires June 30,
Fund	2024	2025	2026	2027
Simplify US Equity PLUS Convexity ETF	$240,785	$73,345	$164,774	$84,356
Simplify US Equity PLUS Downside Convexity ETF	985,654	496,206	695,218	121,249
Simplify US Equity PLUS Upside Convexity ETF	33,708	16,003	27,233	9,110

Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund except for the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and directly impact the NAV per share of each Fund.

20

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of a Fund. Foreside Fund Officer Services, LLC a related party to the Distributor also serves as the Trust’s Compliance Officer.

A Trustee and certain Officers of the Trust are also employees of the Adviser and/or the Distributor.

5. Investment Transactions

Purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Simplify US Equity PLUS Convexity ETF	$143,316	$841,080
Simplify US Equity PLUS Downside Convexity ETF	—	2,165,417
Simplify US Equity PLUS Upside Convexity ETF	95,315	179,599

Securities received and delivered in-kind through subscriptions and redemptions were as follows:

Fund	Purchases	Sales
Simplify US Equity PLUS Convexity ETF	$702,643	$9,949,833
Simplify US Equity PLUS Downside Convexity ETF	23,225,289	58,944,626
Simplify US Equity PLUS Upside Convexity ETF	—	4,555,058

6. Fund Share Transactions

The Funds issue and redeem Shares at NAV only in large blocks of 25,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Authorized participants pay a fixed transaction fee of $500 to the shareholder servicing agent when purchasing and redeeming Creation Units of a Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units. In addition to the fixed transaction fee, the Funds may charge an additional maximum 3% of the amount invested variable fee for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction.

7. Federal Income Taxes

At June 30, 2023, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Simplify US Equity PLUS Convexity ETF	$71,188,262	$3,307,507	$(481,076)	$2,826,431
Simplify US Equity PLUS Downside Convexity ETF	120,116,124	701,473	(4,588,546)	(3,887,073)
Simplify US Equity PLUS Upside Convexity ETF	8,664,895	—	(160,276)	(160,276)

The differences between book-basis and tax-basis components of net assets are primarily attributable to the tax deferral of losses on wash sales, grantor trust adjustments, section 1256 mark-to-market treatment of derivatives and return of capital basis adjustments from underlying investments.

At June 30, 2023, for federal income tax purposes, the Funds had capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

21

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

Fund	Short-Term	Long-Term	Total Amount
Simplify US Equity PLUS Convexity ETF	$2,320,987	$1,055,532	$3,376,519
Simplify US Equity PLUS Downside Convexity ETF	33,960,066	18,639,010	52,599,076
Simplify US Equity PLUS Upside Convexity ETF	351,002	548,976	899,978

8. Subsequent Events

Management has evaluated subsequent events through the date of issuance of these financial statements and has determined that there are no subsequent events that require adjustment to, or disclosure in, the financial statement.

22

Simplify Exchange Traded Funds

Board Considerations in Approval of Advisory Agreements (Unaudited)

In connection with the meeting of the Board of Trustees (the “Board” or “Trustees”) of Simplify Exchange Traded Funds (the “Trust”) held on August 18, 2023 (the “Meeting”), the Trustees, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment management agreement (the “Management Agreement”) between the Simplify Asset Management, Inc. (the “Adviser” or “Simplify”) and the Trust, on behalf of SPYC, SPD, and SPUC (collectively the “Renewing Funds”).

Nature, Extent, and Quality of Service

The Trustees discussed the personnel who perform services for the Renewing Funds, including their qualifications and experience, noting that since the Management Agreement was first approved in 2020, the Adviser had added significantly to the personnel resources of the Adviser, including personnel performing functions related to operations, financial reporting, risk management, portfolio management and trading. They noted that each Trustee had access to the management team, and they appreciated the open lines of communication. The Board considered the quality of the operational and compliance infrastructure supporting the Renewing Funds, including the regular reports provided by the Trust’s CCO regarding compliance procedures and practices. They considered that the Adviser’s investment strategies, including its option overlay strategies that were applied to some of the Funds, were both proprietary and systematic, noting that Adviser had built an experienced team of investment professionals with diverse expertise to provide high quality services to the Funds. The Trustees considered that the Adviser conducted competitor fund research and analysis to benchmark fees and performance, worked with brokers, counterparties and custodians to implement each Fund’s strategy and provided services including trade execution, post-trade settlement and reporting and compliance monitoring to ensure the execution of each Fund’s investment objectives. He noted further that since the inception of the Renewing Funds, the Adviser further enhanced its risk management program and had provided annual Liquidity Risk Management reports to the Board. They discussed that the Adviser oversaw the activities of the Renewing Funds’ other service providers, including the sub-adviser where applicable, and monitored adherence to the Renewing Funds’ investment restrictions, compliance with various policies and procedures, and with applicable securities regulations. The Trustees reviewed other services provided by Simplify to the Renewing Funds, such as maintaining all records not maintained by a service provider or sub-adviser, overseeing all required tax returns of the Renewing Funds, assisting with the preparation of reports to existing shareholders and updating the prospectuses and statements of additional information periodically, and preparing reports to be filed with the SEC. The Trustees reviewed the financial condition of the Adviser, including the financial statement and the balance sheet and determined that the Adviser had demonstrated the ability to manage its financial obligations and had the ability to meet its capital requirements for continued operation and growth, both in the near and long term. The Trustees discussed the full scope of services provided by the Adviser and agreed that the Adviser had delivered the services consistent with its responsibilities, and that the quality of the services provided by the Adviser to the Renewing Funds had been high.

Performance

The Trustees reviewed the Adviser’s management capabilities as demonstrated by the Renewing Funds’ performance and ability to meet their respective investment objectives. The Trustees discussed the Renewing Funds’ returns versus the returns of each Renewing Fund’s index and peer groups over various time periods ended June 30. 2023. The Trustees recalled the Adviser’s discussion of the performance of each of SPYC, SPD and SPUC, and the Adviser’s observations that underperformance was predominantly due to the challenges during the fourth quarter on both the downside and upside convexity components, and that the Adviser implemented an updated algorithm to increase the probability of positive results.

The Trustees recalled that they regularly received from the Adviser performance data, analyses, and reports regarding each Renewing Fund’s index tracking, premium/discount, and intraday trading spreads, among other things, which was considered in the renewal deliberations. The Board also considered the Adviser’s commentary regarding broader market trends and macroeconomic developments and interrelationship between market conditions and each Fund’s performance. Taking all factors into consideration, the Trustees concluded that Simplify had the tools to continue to deliver favorable returns to the shareholders of the Renewing Funds and the returns of each Fund were acceptable.

Fees and Expenses

The Trustees discussed the 15(c) Materials concerning the advisory fees for the Renewing Funds. They considered the fees relative to a universe of unaffiliated comparable ETFs and mutual funds (collectively, the “Peer Groups”) and considered the Adviser’s observations and analysis of the variation among the Peer Funds, the relevant Morningstar category, and the Renewal Funds. They noted that the contractual annual advisory fee for each Renewing Fund was 0.50%. They considered that each was a unitary fee and noted that the adviser had waived a portion of its fee for the Renewing Funds during the period.

The Trustees noted that for SPYC, SPD, and SPUC the advisory fee was lower than the average fee of the funds in the peer group, and while higher than the respective Morningstar average fee, were below the highest fees of the funds in the Morningstar category.

The Trustees considered that no payments were made by the Renewing Funds to the Adviser other than the advisory fees. In its assessment of the advisory fees, the Board also considered the Adviser’s description of the resources involved in managing the Renewing Funds, as well as each Renewing Fund’s size and that the Adviser would continue to absorb certain operational expenses incurred by each Renewing Fund through the renewal term of the Advisory Agreement. The Trustees discussed the fee waivers provided by the Adviser for certain Funds. The Trustees agreed that the advisory fees were not unreasonable.

23

Simplify Exchange Traded Funds

Board Considerations in Approval of Advisory Agreements (Unaudited) (Continued)

Profitability

The Trustees reviewed the profit analysis provided by the Adviser and observed that, at current asset levels, the Adviser was not yet profitable and therefore excess profitability was not a concern with respect to any of the Renewing Funds.

Economies of Scale

The Trustees considered the potential for the Adviser to experience economies of scale in the provision of services to the Renewing Funds and the extent to which potential scale benefit were shared with shareholders. They considered the Adviser’ position that the current advisory fees already reflected the potential economies of scale that would be realized by the Adviser when the Renewing Funds are much larger funds. The Trustees determined that the Board would continue to evaluate breakpoints for each Renewing Fund as assets increased.

Conclusion

Upon reconvening, the Board unanimously determined that it had received all reasonably necessary information upon which to reach its conclusion that it was in the best interests of the Renewing Funds to renew the Management Agreement. The Board’s determination was based on the totality of the information reviewed.

24

Simplify Exchange Traded Funds

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site at www.simplify.us or on the SEC’s Web site at www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 772-8488.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-772-8488.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.simplify.us.

25

(This page intentionally left blank)

(This page intentionally left blank)

Investment Adviser Simplify Asset Management Inc. 222 Broadway, 22nd Floor New York, NY 10038	Simplify Exchange Traded Funds 222 Broadway, 22nd Floor New York, NY 10038	Custodian, Administrator & Transfer Agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286

Distributor Foreside Financial Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Independent Registered Public Accounting Firm Cohen & Company Ltd. 1350 Euclid Ave., Suite 800 Cleveland, OH 44115	Legal Counsel Thompson Hine LLP 41 South High Street Suite 1700 Columbus, OH 43215

December 31, 2023

Semi-Annual Report

Simplify Exchange Traded Funds

Simplify Enhanced Income ETF (HIGH)

Simplify Stable Income ETF (BUCK)

Simplify Bitcoin Strategy PLUS Income ETF (MAXI)

Simplify Volatility Premium ETF (SVOL)

(This page intentionally left blank)

Simplify Exchange Traded Funds

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Simplify Exchange Traded Funds

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including unitary advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Fund’s actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Simplify Enhanced Income ETF
Actual	$1,000.00	$1,030.70	0.59%	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,022.17	0.59%	$3.00
Simplify Stable Income ETF
Actual	$1,000.00	$1,019.90	0.41%	$2.08
Hypothetical (5% return before expenses)	$1,000.00	$1,023.08	0.41%	$2.08
Simplify Bitcoin Strategy PLUS Income ETF
Actual	$1,000.00	$1,338.60	9.44%	$55.49
Hypothetical (5% return before expenses)	$1,000.00	$977.68	9.44%	$46.93
Simplify Volatility Premium ETF
Actual	$1,000.00	$1,076.40	0.64%	$3.34
Hypothetical (5% return before expenses)	$1,000.00	$1,021.92	0.64%	$3.25

(1)	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.

4

Simplify Enhanced Income ETF

Schedule of Investments

December 31, 2023 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 97.7%
U.S. Treasury Bill, 5.54%, 3/28/2024(a)(b)	$122,050,000	$120,536,273
U.S. Treasury Bill, 5.40%, 4/16/2024(a)	147,600,000	145,359,965
Total U.S. Treasury Bills (Cost $265,804,404)		265,896,238

	Number of Contracts	Notional Amount
Purchased Options – 0.0%†

Calls – Exchange-Traded – 0.0%†
iShares 20+ Year Treasury Bond ETF, January Strike Price $107, Expires 1/05/24	952	10,186,400	1,428
iShares 20+ Year Treasury Bond ETF, January Strike Price $109, Expires 1/12/24	5,584	60,865,600	13,960
			15,388
Puts – Exchange-Traded – 0.0%†
iShares 20+ Year Treasury Bond ETF, January Strike Price $91, Expires 1/05/24	6,672	60,715,200	6,672
iShares 20+ Year Treasury Bond ETF, January Strike Price $91, Expires 1/12/24	5,436	49,467,600	10,872
S&P 500 Index, January Strike Price $4,325, Expires 1/05/24	352	152,240,000	10,560
S&P 500 Index, January Strike Price $4,325, Expires 1/12/24	390	168,675,000	40,950
			69,054

Total Purchased Options (Cost $169,168)			84,442

Total Investments – 97.7%
(Cost $265,973,572)			$265,980,680
Other Assets in Excess of Liabilities – 2.3%			6,304,288
Net Assets – 100.0%			$272,284,968

	Number of Contracts	Notional Amount
Written Options – (0.2)%

Calls – Exchange-Traded – (0.0)%†
iShares 20+ Year Treasury Bond ETF, January Strike Price $103, Expires 1/05/24	(952)	$(9,805,600)	$(5,712)
iShares 20+ Year Treasury Bond ETF, January Strike Price $104, Expires 1/12/24	(5,584)	(58,073,600)	(80,968)
			(86,680)
Puts – Exchange-Traded – (0.2)%
iShares 20+ Year Treasury Bond ETF, January Strike Price $95, Expires 1/05/24	(6,672)	(63,384,000)	(20,016)
iShares 20+ Year Treasury Bond ETF, January Strike Price $96, Expires 1/12/24	(5,436)	(52,185,600)	(130,464)
S&P 500 Index, January Strike Price $4,625, Expires 1/05/24	(352)	(162,800,000)	(31,680)
S&P 500 Index, January Strike Price $4,600, Expires 1/12/24	(390)	(179,400,000)	(148,200)
			(330,360)

Total Written Options (Premiums Received $690,479)			$(417,040)

See Notes to Financial Statements.

5

Simplify Enhanced Income ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

†	Less than 0.05%
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Securities with an aggregate market value of $49,379,500 have been pledged as collateral for options as of December 31, 2023.

Summary of Investment Type

Industry	% of Net Assets
U.S. Treasury Bills	97.7%
Purchased Options	0.0%†
Total Investments	97.7%
Other Assets in Excess of Liabilities	2.3%
Net Assets	100.0%

See Notes to Financial Statements.

6

Simplify Stable Income ETF

Schedule of Investments

December 31, 2023 (Unaudited)

	Principal	Value
U.S. Government Obligations – 81.7%
U.S. Treasury Inflation Indexed Note, 0.63%, 1/15/2024
(Cost $33,157,846)	$25,200,000	$33,141,076

U.S. Treasury Bills – 17.5%
U.S. Treasury Bill, 5.40%, 4/16/2024(a)
(Cost $7,089,386)	$7,200,000	7,090,730

	Number of Contracts	Notional Amount
Purchased Options – 0.0%†

Calls – Exchange-Traded – 0.0%†
iShares iBoxx $ Investment Grade Corporate Bond ETF, January Strike Price $118, Expires 1/19/24	500	$5,900,000	1,500

Puts – Exchange-Traded – 0.0%†
iShares 20+ Year Treasury Bond ETF, January Strike Price $60, Expires 1/19/24	300	1,800,000	300
iShares 20+ Year Treasury Bond ETF, February Strike Price $60, Expires 2/16/24	261	1,566,000	261
			561

Total Purchased Options (Cost $2,743)			2,061

Total Investments – 99.2%
(Cost $40,249,975)			$40,233,867
Other Assets in Excess of Liabilities – 0.8%			310,329
Net Assets – 100.0%			$40,544,196

	Number of Contracts	Notional Amount
Written Options – (0.2)%

Calls – Exchange-Traded – (0.0)%†
iShares 20+ Year Treasury Bond ETF, January Strike Price $104, Expires 1/05/24	(500)	$(5,200,000)	$(2,000)
iShares 20+ Year Treasury Bond ETF, January Strike Price $105, Expires 1/05/24	(500)	(5,250,000)	(1,250)
iShares 20+ Year Treasury Bond ETF, January Strike Price $106, Expires 1/05/24	(500)	(5,300,000)	(1,000)
iShares 20+ Year Treasury Bond ETF, January Strike Price $105, Expires 1/12/24	(1,000)	(10,500,000)	(9,000)
iShares 20+ Year Treasury Bond ETF, January Strike Price $106, Expires 1/12/24	(2,000)	(21,200,000)	(12,000)
iShares iBoxx $ Investment Grade Corporate Bond ETF, January Strike Price $114, Expires 1/12/24	(1,000)	(11,400,000)	(4,500)
			(29,750)
Puts – Exchange-Traded – (0.2)%
iShares 20+ Year Treasury Bond ETF, January Strike Price $89, Expires 1/05/24	(499)	(4,441,100)	(499)
iShares 20+ Year Treasury Bond ETF, January Strike Price $93, Expires 1/05/24	(500)	(4,650,000)	(750)
iShares 20+ Year Treasury Bond ETF, January Strike Price $94, Expires 1/05/24	(500)	(4,700,000)	(1,000)

See Notes to Financial Statements.

7

Simplify Stable Income ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Number of Contracts	Notional Amount	Value
iShares 20+ Year Treasury Bond ETF, January Strike Price $95, Expires 1/05/24	(500)	$(4,750,000)	$(1,500)
iShares 20+ Year Treasury Bond ETF, January Strike Price $93, Expires 1/12/24	(1,000)	(9,300,000)	(4,000)
iShares 20+ Year Treasury Bond ETF, January Strike Price $94, Expires 1/12/24	(2,000)	(18,800,000)	(14,000)
iShares 20+ Year Treasury Bond ETF, January Strike Price $96, Expires 1/12/24	(1,000)	(9,600,000)	(24,000)
iShares 20+ Year Treasury Bond ETF, January Strike Price $80, Expires 1/19/24	(300)	(2,400,000)	(300)
			(46,049)

Total Written Options (Premiums Received $130,276)			$(75,799)

†	Less than 0.05%
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.

Summary of Investment Type

Industry	% of Net Assets
U.S. Government Obligations	81.7%
U.S. Treasury Bills	17.5%
Purchased Options	0.0%†
Total Investments	99.2%
Other Assets in Excess of Liabilities	0.8%
Net Assets	100.0%

See Notes to Financial Statements.

8

Simplify Bitcoin Strategy PLUS Income ETF

Consolidated Schedule of Investments

December 31, 2023 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 320.5%
U.S. Treasury Bill, 5.42%, 1/11/2024(a)(b)	$11,300,000	$11,285,248
U.S. Treasury Bill, 5.30%, 1/16/2024(a)(c)	80,000,000	79,836,589
U.S. Treasury Bill, 5.39%, 3/28/2024(a)	1,500,000	1,481,396
U.S. Treasury Bill, 5.40%, 4/2/2024(a)(b)	8,500,000	8,388,192
U.S. Treasury Bill, 5.40%, 4/16/2024(a)	600,000	590,894
Total U.S. Treasury Bills (Cost $101,567,798)		101,582,319

	Number of Contracts	Notional Amount
Purchased Options – 0.0%†

Calls – Exchange-Traded – 0.0%†
iShares 20+ Year Treasury Bond ETF, January Strike Price $107, Expires 1/05/24	143	1,530,100	214
iShares 20+ Year Treasury Bond ETF, January Strike Price $109, Expires 1/12/24	691	7,531,900	1,728
			1,942
Puts – Exchange-Traded – 0.0%†
iShares 20+ Year Treasury Bond ETF, January Strike Price $91, Expires 1/05/24	997	9,072,700	997
iShares 20+ Year Treasury Bond ETF, January Strike Price $91, Expires 1/12/24	672	6,115,200	1,344
S&P 500 Index, January Strike Price $4,325, Expires 1/05/24	53	22,922,500	1,590
S&P 500 Index, January Strike Price $4,325, Expires 1/12/24	49	21,192,500	5,145
			9,076

Total Purchased Options (Cost $23,107)			11,018

Total Investments – 320.5%
(Cost $101,590,905)			$101,593,337
Liabilities in Excess of Other Assets – (220.5)%			(69,892,004)
Net Assets – 100.0%			$31,701,333

	Number of Contracts	Notional Amount
Written Options – (0.2)%

Calls – Exchange-Traded – (0.0)%†
iShares 20+ Year Treasury Bond ETF, January Strike Price $103, Expires 1/05/24	(143)	$(1,472,900)	$(858)
iShares 20+ Year Treasury Bond ETF, January Strike Price $104, Expires 1/12/24	(691)	(7,186,400)	(10,020)
			(10,878)
Puts – Exchange-Traded – (0.2)%
iShares 20+ Year Treasury Bond ETF, January Strike Price $95, Expires 1/05/24	(997)	(9,471,500)	(2,991)
iShares 20+ Year Treasury Bond ETF, January Strike Price $96, Expires 1/12/24	(672)	(6,451,200)	(16,128)
S&P 500 Index, January Strike Price $4,625, Expires 1/05/24	(53)	(24,512,500)	(4,770)
S&P 500 Index, January Strike Price $4,600, Expires 1/12/24	(49)	(22,540,000)	(18,620)

See Notes to Financial Statements.

9

Simplify Bitcoin Strategy PLUS Income ETF

Consolidated Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Number of Contracts	Notional Amount	Value
			$(42,509)

Total Written Options (Premiums Received $94,374)			$(53,387)

†	Less than 0.05%
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Securities with an aggregate market value of $3,483,555 have been pledged as collateral for options as of December 31, 2023.
(c)	Security, or a portion thereof, in the amount of $79,836,800 has been pledged as collateral for reverse repurchase agreements as of December 31, 2023. See note 5 for additional information

At December 31, 2023, open futures contracts were as follows:

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long position contracts:
CME Bitcoin Futures	151	$32,076,175	1/26/24	$(1,006,807)

Summary of Investment Type

Industry	% of Net Assets
U.S. Treasury Bills	320.5%
Purchased Options	0.0%†
Total Investments	320.5%
Liabilities in Excess of Other Assets	(220.5)%
Net Assets	100.0%

At December 31, 2023, open reverse repurchase agreements were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Amount	Payable for Reverse Repurchase Agreements
Morgan Stanley Capital Services LLC	5.52%	12/29/2023	1/3/2024	$78,239,933	$78,239,933
				$78,239,933	$78,239,933

See Notes to Financial Statements.

10

Simplify Volatility Premium ETF

Consolidated Schedule of Investments

December 31, 2023 (Unaudited)

	Principal	Value
U.S. Government Obligations – 61.5%
U.S. Treasury Inflation Indexed Note, 0.63%, 1/15/2024	$245,890,000	$323,375,363
U.S. Treasury Inflation Indexed Note, 0.50%, 4/15/2024(a)	28,600,000	34,450,468
U.S. Treasury Note, 2.88%, 6/15/2025(a)	100,000	97,760
Total U.S. Government Obligations (Cost $358,444,490)		357,923,591

U.S. Treasury Bills – 48.1%
U.S. Treasury Bill, 5.44%, 1/11/2024(b)	$32,000,000	31,958,225
U.S. Treasury Bill, 5.32%, 1/16/2024(b)(c)	248,000,000	247,493,425
Total U.S. Treasury Bills (Cost $279,412,049)		279,451,650

	Shares
U.S. Exchange-Traded Funds – 23.2%
Simplify Aggregate Bond ETF(d)	4,867,105	107,465,678
Simplify Stable Income ETF(d)	1,069,370	26,707,516
Simplify Tail Risk Strategy ETF(d)	3,500,000	710,850
Total U.S. Exchange-Traded Funds (Cost $135,223,338)		134,884,044

	Number of Contracts	Notional Amount
Purchased Options – 0.0%†

Calls – Exchange-Traded – 0.0%†
CBOE Volatility Index, January Strike Price $60, Expires 1/17/24	34,565	207,390,000	86,413

Puts – Exchange-Traded – 0.0%†
iShares iBoxx $ Investment Grade Corporate Bond ETF, January Strike Price $90, Expires 1/19/24	5,000	45,000,000	15,000
U.S. TRS Bond Friday Week 2, January Strike Price $114.5, Expires 1/12/24	500	57,250,000	7,812
			22,812

Total Purchased Options (Cost $1,805,585)			109,225

Total Investments – 132.8%
(Cost $774,885,462)			$772,368,510
Liabilities in Excess of Other Assets – (32.8)%			(190,737,984)
Net Assets – 100.0%			$581,630,526

	Number of Contracts	Notional Amount
Written Options – (0.1)%

Puts – Exchange-Traded – (0.1)%
U.S. TRS Bond Friday Week 1, January Strike Price $119.5, Expires 1/05/24	(500)	$(59,750,000)	$(7,812)
U.S. TRS Bond Friday Week 1, January Strike Price $120.5, Expires 1/05/24	(500)	(60,250,000)	(15,625)
U.S. TRS Bond Friday Week 1, January Strike Price $121, Expires 1/05/24	(500)	(60,500,000)	(23,437)
U.S. TRS Bond Friday Week 2, January Strike Price $122, Expires 1/12/24	(500)	(61,000,000)	(171,875)
U.S. TRS Bond Friday Week 2, January Strike Price $122.5, Expires 1/12/24	(500)	(61,250,000)	(226,563)
U.S. TRS Bond Friday Week 2, January Strike Price $123, Expires 1/12/24	(500)	(61,500,000)	(289,063)
			(734,375)

Total Written Options (Premiums Received $803,959)			$(734,375)

See Notes to Financial Statements.

11

Simplify Volatility Premium ETF

Consolidated Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

†	Less than 0.05%
(a)	Securities with an aggregate market value of $12,143,292 have been pledged as collateral for options as of December 31, 2023.
(b)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(c)	Security, or a portion thereof, in the amount of $199,592,000 has been pledged as collateral for reverse repurchase agreements as of December 31, 2023. See note 5 for additional information
(d)	Affiliated fund managed by Simplify Asset Management Inc.

At December 31, 2023, open futures contracts were as follows:

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Short position contracts:
CBOE VIX Future	(1,287)	$(21,816,066)	4/17/24	$1,623,289
CBOE VIX Future	(3,706)	(64,329,489)	5/22/24	2,319,312
CBOE VIX Future	(1,260)	(22,806,000)	7/17/24	(155,989)
Total net unrealized appreciation				$3,786,612

Affiliates

Fiscal period to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Simplify Aggregate Bond ETF	$—	$108,926,410	$(3,340,757)	$(132,351)	$2,012,376	$107,465,678	4,867,105	$3,808,728	$—
Simplify Stable Income ETF	—	26,701,996	(27,978)	(182)	33,680	26,707,516	1,069,370	107,365	—
Simplify Tail Risk Strategy ETF	—	3,096,200	—	—	(2,385,350)	710,850	3,500,000	40,075	—
	$—	$138,724,606	$(3,368,735)	$(132,533)	$(339,294)	$134,884,044	9,436,475	$3,956,168	$—

Summary of Investment Type

Industry	% of Net Assets
U.S. Government Obligations	61.5%
U.S. Treasury Bills	48.1%
U.S. Exchange-Traded Funds	23.2%
Purchased Options	0.0%†
Total Investments	132.8%
Liabilities in Excess of Other Assets	(32.8)%
Net Assets	100.0%

See Notes to Financial Statements.

12

Simplify Volatility Premium ETF

Consolidated Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

At December 31, 2023, open reverse repurchase agreements were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Amount	Payable for Reverse Repurchase Agreements
Morgan Stanley Capital Services LLC	5.52%	12/29/2023	1/3/2024	$195,599,833	$195,599,833
				$195,599,833	$195,599,833

See Notes to Financial Statements.

13

Simplify Exchange Traded Funds

Statements of Assets and Liabilities

December 31, 2023 (Unaudited)

	Simplify Enhanced Income ETF	Simplify Stable Income ETF
Assets
Investments, at value	$265,980,680	$40,233,867
Cash	1,654,594	300,158
Receivables:
Capital shares	4,906,247	—
Due from broker	258,791	—
Prepaid expenses	44	44
Interest	—	95,376
Total assets	272,800,356	40,629,445

Liabilities
Payables:
Written options	417,040	75,799
Investment advisory fees	98,348	9,450
Total liabilities	515,388	85,249
Net Assets	$272,284,968	$40,544,196

Net Assets Consist of
Paid-in capital	$275,615,236	$40,576,890
Distributable earnings (loss)	(3,330,268)	(32,694)
Net Assets	$272,284,968	$40,544,196
Number of Common Shares outstanding	11,100,001	1,625,001
Net Asset Value, offering and redemption price per share	$24.53	$24.95
Investments, at cost	$265,973,572	$40,249,975
Premiums received	$690,479	$130,276

See Notes to Financial Statements.

14

Simplify Exchange Traded Funds

Consolidated Statements of Assets and Liabilities

December 31, 2023 (Unaudited)

	Simplify Bitcoin Strategy PLUS Income ETF	Simplify Volatility Premium ETF
Assets
Investments in unaffiliated securities, at value	$101,593,337	$637,484,466
Investments in affiliated securities, at value	—	134,884,044
Cash	160,991	750,984
Receivables:
Due from broker	7,691,790	3,768,913
Capital shares	577,697	—
Securities sold	45,832	6,102,072
Prepaid expenses	119	58
Interest	—	967,462
Total assets	110,069,766	783,957,999

Liabilities
Payables:
Reverse repurchase agreement	78,239,933	195,599,833
Written options	53,387	734,375
Investment advisory fees	25,817	234,621
Interest on reverse repurchase agreement	24,848	62,121
Capital shares	—	5,694,601
Securities purchased	—	1,922
Other accrued expenses	24,448	—
Total liabilities	78,368,433	202,327,473
Net Assets	$31,701,333	$581,630,526

Net Assets Consist of
Paid-in capital	$22,873,514	$572,119,594
Distributable earnings (loss)	8,827,819	9,510,932
Net Assets	$31,701,333	$581,630,526
Number of Common Shares outstanding	1,670,001	25,550,001
Net Asset Value, offering and redemption price per share	$18.98	$22.76
Investments, at cost	$101,590,905	$639,662,124
Investments in affiliated securities, at cost	$—	$135,223,338
Premiums received	$94,374	$803,959
Maintenance Margin Requirement	$13,531,952	$130,465,576

See Notes to Financial Statements.

15

Simplify Exchange Traded Funds

Statements of Operations

For the Six Months Ended December 31, 2023 (Unaudited)

	Simplify	Simplify
	Enhanced	Stable
	Income ETF	Income ETF
Investment Income
Interest income	$3,109,337	$476,636
Total income	3,109,337	476,636

Expenses
Investment advisory fees	291,800	30,371
Interest expense	52,135	5,250
Other expenses	53	24
Total expenses	343,988	35,645
Net investment income (loss)	2,765,349	440,991

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(140,872)	(3,141)
Written options	328,998	(52,301)
Net realized gain (loss)	188,126	(55,442)
Net change in unrealized appreciation (depreciation) on:	5,126	(19,854)
Investments
Written options	273,439	54,477
Net unrealized gain (loss)	278,565	34,623
Net realized and unrealized gain (loss)	466,691	(20,819)
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,232,040	$420,172

See Notes to Financial Statements.

16

Simplify Exchange Traded Funds

Consolidated Statements of Operations

For the Six Months Ended December 31, 2023 (Unaudited)

	Simplify Bitcoin Strategy PLUS Income ETF	Simplify Volatility Premium ETF
Investment Income
Dividend income	$—	$4,583,026
Interest income	1,725,036	10,772,067
Total income	1,725,036	15,355,093

Expenses
Investment advisory fees	114,249	1,109,174
Interest on reverse repurchase agreement	1,112,482	188,409
Interest expense	28,914	118,158
Other expenses	13,533	—
Total expenses	1,269,178	1,415,741
Net investment income (loss)	455,858	13,939,352

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(55,465)	(2,045,484)
Affiliated investments	—	(132,533)
Futures	9,542,177	24,990,654
Written options	163,728	1,136,625
Net realized gain (loss)	9,650,440	23,949,262
Net change in unrealized appreciation (depreciation) on:
Investments	(25,793)	(1,660,776)
Affiliated investments	—	(339,294)
Futures	(1,257,425)	(624,757)
Written options	40,987	69,584
Net unrealized gain (loss)	(1,242,231)	(2,555,243)
Net realized and unrealized gain (loss)	8,408,209	21,394,019
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,864,067	$35,333,371

See Notes to Financial Statements.

17

Simplify Exchange Traded Funds

Statements of Changes in Net Assets

	Simplify Enhanced Income ETF		Simplify Stable Income ETF
	For the Six Months Ended December 31, 2023 (Unaudited)	For the period October 28, 2022(1) to June 30, 2023	For the Six Months Ended December 31, 2023 (Unaudited)	For the period October 28, 2022(1) to June 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$2,765,349	$187,567	$440,991	$220,611
Net realized gain (loss)	188,126	234,837	(55,442)	39,021
Net change in net unrealized appreciation (depreciation)	278,565	1,982	34,623	3,746
Net increase (decrease) in net assets resulting from operations	3,232,040	424,386	420,172	263,378

Distributions	(6,533,653)	(453,041)	(457,893)	(258,351)

Fund Shares Transactions
Proceeds from shares sold	256,764,929	26,894,963	29,943,808	15,032,078
Value of shares redeemed	(6,789,086)	(1,255,570)	(3,771,401)	(627,595)
Net increase (decrease) in net assets resulting from fund share transactions	249,975,843	25,639,393	26,172,407	14,404,483
Total net increase (decrease) in Net Assets	246,674,230	25,610,738	26,134,686	14,409,510

Net Assets
Beginning of period	25,610,738	—	14,409,510	—
End of period	$272,284,968	$25,610,738	$40,544,196	$14,409,510

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,025,001	—	575,001	—
Shares sold	10,350,000	1,075,001 (2)	1,200,000	600,001 (2)
Shares redeemed	(275,000)	(50,000)	(150,000)	(25,000)
Shares outstanding, end of period	11,100,001	1,025,001	1,625,001	575,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, a creation unit, represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

18

Simplify Exchange Traded Funds

Consolidated Statements of Changes in Net Assets

	Simplify Bitcoin Strategy PLUS Income ETF			Simplify Volatility Premium ETF
	For the Six Months Ended December 31, 2023 (Unaudited)	For the period September 30, 2022(1) to June 30, 2023		For the Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$455,858	$147,198		$13,939,352	$4,481,069
Net realized gain (loss)	9,650,440	8,263,264		23,949,262	28,735,708
Net change in net unrealized appreciation (depreciation)	(1,242,231)	278,843		(2,555,243)	5,517,497
Net increase (decrease) in net assets resulting from operations	8,864,067	8,689,305		35,333,371	38,734,274

Distributions	(7,778,057)	(1,198,175)		(37,225,543)	(28,995,598)

Fund Shares Transactions
Proceeds from shares sold	5,662,628	17,461,565		308,234,710	253,466,733
Value of shares redeemed	—	—		(48,301,947)	(38,880,630)
Net increase (decrease) in net assets resulting from fund share transactions	5,662,628	17,461,565		259,932,763	214,586,103
Total net increase (decrease) in Net Assets	6,748,638	24,952,695		258,040,591	224,324,779

Net Assets
Beginning of period	24,952,695	—		323,589,935	99,265,156
End of period	$31,701,333	$24,952,695		$581,630,526	$323,589,935

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,380,001	—		14,125,001	4,475,001
Shares sold	290,000	1,380,001	(2)	13,550,000	11,425,000
Shares redeemed	—	—		(2,125,000)	(1,775,000)
Shares outstanding, end of period	1,670,001	1,380,001		25,550,001	14,125,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, a creation unit, represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

19

Simplify Exchange Traded Funds

Consolidated Statement of Cash Flows

For the Six Months Ended December 31, 2023 (Unaudited)

Simplify Bitcoin Strategy PLUS Income ETF
Cash Flows Provided by (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$8,864,067
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by / (used for) operating activities:
Net purchases and sales in short term investments	(34,455,159)
Net proceeds from purchased and written options	171,746
Net change in unrealized (appreciation) / depreciation on investments	25,793
Net change in unrealized (appreciation) / depreciation on written options	(40,987)
Net realized (gain) / loss from sales of investments	55,465
Net realized (gain) / loss from written options	(163,728)
Net amortization of premium / (discount)	(1,725,036)
(Increase) Decrease in dividends and interest receivable	5,975
(Increase) Decrease in securities sold receivable	17,660,368
(Increase) Decrease in due from broker	(5,862,014)
(Increase) Decrease in prepaid expenses	(119)
Interest payable on reverse repurchase agreement	24,848
Increase (Decrease) in other accrued expenses	12,248
Increase (Decrease) in investment advisory fees payable	10,013
Net Cash Provided by / (Used for) Operating Activities	(15,416,520)
Cash Flows Provided by (Used for) from Financing Activities:
Shares Sold	5,084,931
Proceeds from reverse repurchase agreement	5,013,590,606
Payments made on reverse repurchase agreement	(4,995,322,624)
Distributions paid	(7,985,057)
Cash provided by (used for) financing activities	15,367,856
Net increase (decrease) in cash	(48,664)
Cash and Restricted Cash(1):
Cash and Restricted Cash, at beginning of period	209,655
Cash and Restricted Cash, at end of period	$160,991

(1)	Commencement of operations.

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities:
Cash paid for interest on reverse repurchase agreements	$1,112,482

Reconciliation of Restricted and Unrestricted Cash at the beginning of period to the Statements of Assets and Liabilities
Cash	$209,655

Reconciliation of Restricted and Unrestricted Cash at the end of period to the Statements of Assets and Liabilities
Cash	$160,991

See Notes to Financial Statements.

20

Simplify Exchange Traded Funds

Consolidated Statement of Cash Flows

For the Six Months Ended December 31, 2023 (Unaudited)

Simplify
Volatility
Premium ETF
Cash Flows Provided by (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$35,333,371
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by / (used for) operating activities:
Purchases of long-term investment securities	(287,055,791)
Net purchases and sales in short term investments	(317,637,551)
Net proceeds from purchased and written options	(1,044,138)
Net change in unrealized (appreciation) / depreciation on investments	1,660,776
Net change in unrealized (appreciation) / depreciation on written options	(69,584)
Net realized (gain) / loss from sales of investments	2,045,484
Net realized (gain) / loss from written options	(1,136,625)
Proceeds from sale of securities	149,868,857
Net amortization of premium / (discount)	(6,949,823)
(Increase) Decrease in dividends and interest receivable	(699,474)
(Increase) Decrease in securities sold receivable	167,106,647
(Increase) Decrease in due from broker	149,298,315
(Increase) Decrease in prepaid expenses	(58)
Interest payable on reverse repurchase agreement	62,121
Increase (Decrease) in investment advisory fees payable	116,159
Increase (Decrease) securities purchased payable	(70,426,816)
Net Cash Provided by / (Used for) Operating Activities	(179,528,130)
Cash Flows Provided by (Used for) from Financing Activities:
Shares Sold	308,805,039
Shares redeemed	(42,607,346)
Proceeds from reverse repurchase agreement	797,074,645
Payments made on reverse repurchase agreement	(746,011,745)
Distributions paid	(41,593,543)
Increase in bank overdraft	(95,387,936)
Cash provided by (used for) financing activities	180,279,114
Net increase (decrease) in cash	750,984
Cash and Restricted Cash(1):
Cash and Restricted Cash, at beginning of period	—
Cash and Restricted Cash, at end of period	$750,984

(1)	Cash and restricted cash include cash and cash held as collateral for futures.

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities:
Cash paid for interest on reverse repurchase agreements	$188,409

Reconciliation of Restricted and Unrestricted Cash at the beginning of period to the Statements of Assets and Liabilities
Cash	$—

Reconciliation of Restricted and Unrestricted Cash at the end of period to the Statements of Assets and Liabilities
Cash	$750,984

See Notes to Financial Statements.

21

Simplify Exchange Traded Funds

Financial Highlights

Simplify Enhanced Income ETF Selected Per Share Data	For the Six Months Ended December 31, 2023 (Unaudited)		Period Ended June 30, 2023(a)
Net Asset Value, beginning of period	$24.99		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.58		0.65
Net realized and unrealized gain (loss)	0.17		0.60
Total from investment operations	0.75		1.25
Less distributions from:
Net investment income	(1.18)		(1.23)
Net realized gains	(0.03)		(0.03)
Total distributions	(1.21)		(1.26)
Net Asset Value, end of period	$24.53		$24.99
Total Return (%)	3.07	(c)	5.07	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$272		$26
Ratio of expenses (%)	0.59	(d)(e)	0.87	(d)(f)
Ratio of net investment income (loss) (%)	4.74	(d)	3.92	(d)
Portfolio turnover rate (%)(g)	0	(c)	0	(c)

Simplify Stable Income ETF Selected Per Share Data	For the Six Months Ended December 31, 2023 (Unaudited)		Period Ended June 30, 2023(a)
Net Asset Value, beginning of period	$25.06		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.63		0.70
Net realized and unrealized gain (loss)	(0.13)		0.11
Total from investment operations	0.50		0.81
Less distributions from:
Net investment income	(0.58)		(0.74)
Net realized gains	(0.03)		(0.01)
Total distributions	(0.61)		(0.75)
Net Asset Value, end of period	$24.95		$25.06
Total Return (%)	1.99	(c)	3.27	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$41		$14
Ratio of expenses (%)	0.41	(d)(h)	0.43	(d)(i)
Ratio of net investment income (loss) (%)	5.08	(d)	4.21	(d)
Portfolio turnover rate (%)(g)	0	(c)	0	(c)

(a)	For the period October 28, 2022 (commencement of operations) through June 30, 2023.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios of expenses to average net assets includes interest expense fees of 0.09%.
(f)	The ratios of expenses to average net assets includes interest expense fees of 0.36%.
(g)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(h)	The ratios of expenses to average net assets includes interest expense fees of 0.06%.
(i)	The ratios of expenses to average net assets includes interest expense fees of 0.08%.

See Notes to Financial Statements.

22

Simplify Exchange Traded Funds

Consolidated Financial Highlights

Simplify Bitcoin Strategy PLUS Income ETF Selected Per Share Data	For the Six Months Ended December 31, 2023 (Unaudited)		Period Ended June 30, 2023(a)
Net Asset Value, beginning of period	$18.08		$12.50
Income (loss) from investment operations:
Net investment income (loss)(b)	0.31		0.15
Net realized and unrealized gain (loss)	5.52		6.64
Total from investment operations	5.83		6.79
Less distributions from:
Net investment income	(4.07)		(1.15)
Net realized gains	(0.86)		(0.06)
Total distributions	(4.93)		(1.21)
Net Asset Value, end of period	$18.98		$18.08
Total Return (%)	33.86	(c)	58.15	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$32		$25
Ratio of expenses (%)	9.44	(d)(e)(f)	11.18	(d)(f)(g)
Ratio of net investment income (loss) (%)	3.39	(e)	1.35	(e)
Portfolio turnover rate (%)(h)	0	(c)	0	(c)

Simplify Volatility Premium ETF	For the Six Months Ended December 31, 2023		Years Ended June 30				Period Ended June 30,
Selected Per Share Data	(Unaudited)		2023		2022		2021(i)
Net Asset Value, beginning of period	$22.91		$22.18		$27.01		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.71		0.63		0.03		(0.02)
Net realized and unrealized gain (loss)	0.95		3.97		(1.54)		2.03
Total from investment operations	1.66		4.60		(1.51)		2.01
Less distributions from:
Net investment income	(1.81)		(3.87)		(0.04)		—
Return of capital	—		—		(3.28)		—
Total distributions	(1.81)		(3.87)		(3.32)		—
Net Asset Value, end of period	$22.76		$22.91		$22.18		$27.01
Total Return (%)	7.64	(c)	23.14		(6.23)		8.05	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$582		$324		$99		$15
Ratio of expenses (%)	0.64	(d)(f)(j)	1.16	(f)(k)	0.61	(f)(l)	0.51	(d)(f)(m)
Ratio of net investment income (loss) (%)	6.28	(d)	2.85		0.10		(0.51	)(d)
Portfolio turnover rate (%)(h)	77	(c)	260		207		10	(c)

(a)	For the period September 30, 2022 (commencement of operations) through June 30, 2023.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios of expenses to average net assets includes interest expense fees of 8.49%.
(f)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(g)	The ratios of expenses to average net assets includes interest expense fees of 10.23%.
(h)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(i)	For the period May 13, 2021 (commencement of operations) through June 30, 2021.
(j)	The ratios of expenses to average net assets includes interest expense fees of 0.14%.
(k)	The ratios of expenses to average net assets includes interest expense fees of 0.66%.
(l)	The ratios of expenses to average net assets includes interest expense fees of 0.11%.
(m)	The ratios of expenses to average net assets includes interest expense fees of 0.01%.

See Notes to Financial Statements.

23

Simplify Exchange Traded Funds

Notes to Financial Statements

December 31, 2023 (Unaudited)

1. Organization

Simplify Exchange Traded Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of December 31, 2023, the Trust consists of twenty six investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Simplify Enhanced Income ETF

Simplify Stable Income ETF

Simplify Bitcoin Strategy PLUS Income ETF

Simplify Volatility Premium ETF

The Simplify Bitcoin Strategy PLUS Income ETF is a non-diversified Fund of the Trust.

Simplify Asset Management Inc. (the “Adviser”) serves as investment adviser to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the oversight of the Trust’s Board of Trustees (the “Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”), except for Simplify Bitcoin Strategy PLUS Income ETF which offer shares that are listed and traded on the Nasdaq Stock Market LLC (“Nasdaq”). Unlike mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 25,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

Fund	Investment objectives
Simplify Enhanced Income ETF	The Fund seeks to provide monthly income.
Simplify Stable Income ETF	The Fund seeks to provide monthly income.
Simplify Bitcoin Strategy PLUS Income ETF	The Fund seeks income and capital gains.
Simplify Volatility Premium ETF	The Fund seeks to provide investment results, before fees and expenses, that correspond approximately to one-fifth to three-tenths the inverse (-0.2x to -0.3x) of the performance of the S&P 500 VIX short-term futures index while seeking to mitigate extreme volatility.

2. Consolidation of Subsidiary

The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statement of Changes in Net Assets, and the Consolidated Financial Highlights of the Funds listed below include the accounts of a wholly owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Each Subsidiary is a Cayman Islands exempted company with limited liability. For tax purposes, each Fund is required to increase its taxable income by its shares of the Cayman subsidiary’s income. Net losses incurred by each Subsidiary cannot offset income earned by each Fund and cannot be carried back or forward by each Subsidiary to offset income from prior or future years.

Fund	Wholly Owned Subsidiary
Simplify Bitcoin Strategy PLUS Income ETF	Simplify Bitcoin Strategy PLUS Income Cayman Fund
Simplify Volatility Premium ETF	Simplify Volatility Premium Cayman Fund

A summary of each Fund’s investment in its corresponding subsidiary is as follows:

Fund	Inception Date of Subusidiary	Subsidiary Net Assets at December 31, 2023	% of Fund’s Consolidated Total Assets at December 31, 2023
Simplify Bitcoin Strategy PLUS Income ETF	September 30, 2022	$24,159,670	21.9%
Simplify Volatility Premium ETF	May 13, 2021	$182,865,930	23.3%

3. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946

24

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

Financial Services – Investment Companies including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

Each Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to the Adviser, as valuation designee pursuant to Rule 2a-5 under the 1940 Act. The Adviser may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1 of the fair value hierarchy.

Exchange traded options are valued at the mean between the current bid and ask prices on the exchange on which such options are traded. If a mean price is not available, the closing price is used. Exchange trade options are categorized as Level 1. Options with international equity exposure are marked to market using closing prices for the underlying and interpolated option implied volatilities obtained from mid-market prices for options on the same underlying of similar expiries and strike prices. These securities are categorized as Level 2 in the fair value hierarchy.

Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Debt securities are generally categorized as Level 2 of the fair value hierarchy.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Reverse repurchase agreements are valued at cost plus accrued interest. These securities are categorized as Level 2 in the fair value hierarchy.

Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and asked prices quotations from market makers or by a pricing service or other parties in accordance with the valuation procedures approved by the Board.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

●	Level 1 – Quoted prices in active markets for identical assets that the funds have the ability to access.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2023 for each Fund based upon the three levels defined above:

25

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

Simplify Enhanced Income ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$265,896,238	$—	$—	$265,896,238
Purchased Options	84,442	—	—	84,442
TOTAL	$265,980,680	$—	$—	$265,980,680

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(417,040)	$—	$—	$(417,040)
TOTAL	$(417,040)	$—	$—	$(417,040)

Simplify Stable Income ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$—	$33,141,076	$—	$33,141,076
U.S. Treasury Bills	7,090,730	—	—	7,090,730
Purchased Options	2,061	—	—	2,061
TOTAL	$7,092,791	$33,141,076	$—	$40,233,867

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(75,799)	$—	$—	$(75,799)
TOTAL	$(75,799)	$—	$—	$(75,799)

Simplify Bitcoin Strategy PLUS Income ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$101,582,319	$—	$—	$101,582,319
Purchased Options	11,018	—	—	11,018
TOTAL	$101,593,337	$—	$—	$101,593,337

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(53,387)	$—	$—	$(53,387)
Reverse Repurchase Agreements	—	(78,239,933)	—	(78,239,933)
Futures	(1,006,807)	—	—	(1,006,807)
TOTAL	$(1,060,194)	$(78,239,933)	$—	$(79,300,127)

Simplify Volatility Premium ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$248,505,436	$109,418,155	$—	$357,923,591
U.S. Exchange-Traded Funds	134,884,044	—	—	134,884,044
U.S. Treasury Bills	279,451,650	—	—	279,451,650
Purchased Options	109,225	—	—	109,225
Futures	3,942,601	—	—	3,942,601
TOTAL	$532,008,912	$109,418,155	$—	$641,427,067

Liabilities	Level 1	Level 2	Level 3	Total
Reverse Repurchase Agreements	$—	$(195,599,833)	$—	$(195,599,833)
Written Options	(734,375)	—	—	(734,375)
Futures	(155,989)	—	—	(155,989)
TOTAL	$(890,364)	$(195,599,833)	$—	$(196,490,197)

Cash

Cash consists of cash on deposit with a major financial institution which may exceed federally insured limits.

26

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

Income Tax Information and Distributions to Shareholders

It is the Funds’ policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is each Fund’s policy is to pay out dividends from net investment income monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. Each Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed each Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in any Fund’s financial statement.

Each Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations.

4. Derivative Financial Instruments

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained. Unlike when a Fund purchases or sells a security, no price would be paid or received by a Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain a Fund’s open positions in futures contracts, a Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” A Fund expects to earn interest income on margin deposits.

The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on a Fund and the Fund can lose more than the principal amount invested; (d) losses caused by unanticipated market movements, which are potentially unlimited; (e) the adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (f) the possibility that the counterparty will default in the performance of its obligations; and (g) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and a Fund may have to sell securities at a time when it may be disadvantageous to do so.

27

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

Option Contracts

A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

Swaps. Swap agreements are agreements between a Fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap. Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

The following table summarizes the value of the Funds’ derivative instruments held as of December 31, 2023 and the related location in the accompanying Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities, presented by underlying risk exposure:

Fund	Asset Derivatives		Liability Derivatives
Simplify Enhanced Income ETF
Equity Contracts	Investments, at value(1)	$84,442	Investments, at value(1)	$—
Equity Contracts	Written options	$—	Written options	$417,040

Simplify Stable Income ETF
Equity Contracts	Investments, at value(1)	$2,061	Investments, at value(1)	$—
Equity Contracts	Written options	$—	Written options	$75,799

28

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

Fund	Asset Derivatives		Liability Derivatives
Simplify Bitcoin Strategy PLUS Income ETF
Commodity Contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$1,006,807
Equity Contracts	Investments, at value(1)	$6,735	Investments, at value(1)	$—
Equity Contracts	Written options	$—	Written options	$23,390
Interest Contracts	Investments, at value(1)	$4,283	Investments, at value(1)	$—
Interest Contracts	Written options	$—	Written options	$29,997

Simplify Volatility Premium ETF
Equity Contracts	Unrealized appreciation on futures contracts*	$3,942,601	Unrealized depreciation on futures contracts*	$155,989
Equity Contracts	Investments, at value(1)	$101,413	Investments, at value(1)	$—
Commodity Contracts	Investments, at value(1)	$7,812	Investments, at value(1)	$—
Commodity Contracts	Written options	$—	Written options	$734,375

*	Includes cumulative unrealized appreciation or unrealized cumulative depreciation on futures contracts as disclosed in the Schedule of Investments.
(1)	Purchased option contracts are included in Investments within the Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.

For the period ended December 31, 2023, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on purchased option contracts (a) by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Enhanced Income ETF	Equity	$91,390	$(47,392)
Simplify Enhanced Income ETF	Interest	—	(37,334)
Simplify Stable Income ETF	Equity	3,493	(469)
Simplify Stable Income ETF	Interest	—	(214)
Simplify Bitcoin Strategy PLUS Income ETF	Equity	56,575	(7,015)
Simplify Bitcoin Strategy PLUS Income ETF	Interest	—	(5,075)
Simplify Volatility Premium ETF	Equity	895,948	(1,695,498)
Simplify Volatility Premium ETF	Interest	—	593,843
Simplify Volatility Premium ETF	Commodity	—	(863)

(a)	Purchased option contracts are included in Net Realized Gain (Loss) on Investments within the Statement of Operations or Consolidated Statement of Operations.

For the period ended December 31, 2023, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on futures contracts by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Bitcoin Strategy PLUS Income ETF	Commodity	$9,542,177	$(1,257,425)
Simplify Volatility Premium ETF	Equity	24,990,654	(624,757)

29

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

For the period ended December 31, 2023, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on written option contracts by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Enhanced Income ETF	Equity	$328,998	$210,122
Simplify Enhanced Income ETF	Interest	—	63,317
Simplify Stable Income ETF	Equity	(52,301)	4,433
Simplify Stable Income ETF	Interest	—	50,044
Simplify Bitcoin Strategy PLUS Income ETF	Equity	163,728	31,483
Simplify Stable Income ETF	Interest	—	9,504
Simplify Volatility Premium ETF	Commodity	1,136,625	—
Simplify Volatility Premium ETF	Interest	—	69,584

Fund	Purchased Option Contracts (Contract Value)	Futures Contracts (Notional Value)	Written Option Contracts (Contract Value)
Simplify Enhanced Income ETF	$32,188	$—	$(139,013)
Simplify Stable Income ETF	687	—	(27,766)
Simplify Bitcoin Strategy PLUS Income ETF	4,282	26,786,092	(17,796)
Simplify Volatility Premium ETF	727,657	(91,948,532)	(244,792)

Certain Funds may enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, a Fund typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

The Funds did not have OTC derivatives subject to a master netting agreement or similar arrangement (collectively referred to as “MNA”) as of December 31, 2023:

Reverse repurchase agreements are executed under standardized netting agreements. A netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

Offsetting of Reverse Repurchase Agreements Liabilities

Simplify Bitcoin Strategy PLUS Income ETF

	Gross Amounts of	Gross Amounts Offset in the Consolidated Statements of	Net Amounts Presented in the Consolidated Statements of	Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Recognized Liabilities	Assets and Liabilities	Assets and Liabilities	Financial Instruments(a)	Collateral Pledged(a)	Net Amount Payable
Reverse Repurchase Agreements	$78,239,933	$—	$78,239,933	$78,239,933	$78,239,933	$—

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

30

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

Offsetting of Reverse Repurchase Agreements Liabilities

Simplify Volatility Premium ETF

	Gross Amounts of	Gross Amounts Offset in the Consolidated Statements of	Net Amounts Presented in the Consolidated Statements of	Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Recognized Liabilities	Assets and Liabilities	Assets and Liabilities	Financial Instruments(a)	Collateral Pledged(a)	Net Amount Payable
Reverse Repurchase Agreements	$195,599,833	$—	$195,599,833	$195,599,833	$195,599,833	$—

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

5. Reverse Repurchase Agreements

Reverse repurchase agreements involve the sale of securities held by the Simplify Bitcoin Strategy PLUS Income ETF and Simplify Volatility Premium ETF with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. The Funds may borrow for investment purposes indirectly using reverse repurchase agreements. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Funds to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Funds to counterparties are recorded as a component of interest expense on each Fund’s Consolidated Statement of Operations. Borrowing may cause the Funds to liquidate positions under adverse market conditions to satisfy its repayment obligations. The use of reverse repurchase agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Funds are subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to meet its contractual obligations) with respect to the security it expects to receive back from a counterparty. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Funds is insufficient or there are delays in the Funds’ ability to access such collateral, the value of an investment in the Funds may decline. For the period ended December 31, 2023, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for the Simplify Bitcoin Strategy PLUS Income ETF and Simplify Volatility Premium ETF were $38,773,291 and 5.39%, and $69,531,048 and 5.53%, respectively.

The following table indicates the total amount of reverse repurchased agreements, reconciled to the Simplify Bitcoin Strategy PLUS Income ETF liability as of December 31, 2023:

	Less than 30 days	30-90 days	Greater than 90 days	Total
U.S. Government Obligations	$—	$—	$78,239,933	$78,239,933

The following table indicates the total amount of reverse repurchased agreements, reconciled to the Simplify Volatility Premium ETF liability as of December 31, 2023:

	Less than 30 days	30-90 days	Greater than 90 days	Total
U.S. Government Obligations	$—	$—	$195,599,833	$195,599,833

6. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Funds, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Adviser was entitled to receive a management fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Management
Fund	Fee
Simplify Enhanced Income ETF	0.50%
Simplify Stable Income ETF	0.35%
Simplify Bitcoin Strategy PLUS Income ETF	0.85%
Simplify Volatility Premium ETF	0.50%

31

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund except for the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and directly impact the NAV per share of each Fund.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of a Fund. Foreside Fund Officer Services, LLC a related party to the Distributor also serves as the Trust’s Compliance Officer.

A Trustee and certain Officers of the Trust are also employees of the Adviser and/or the Distributor.

7. Investment Transactions

Purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Simplify Volatility Premium ETF	$286,619,448	$149,868,857

8. Fund Share Transactions

The Funds issue and redeem Shares at NAV only in large blocks of 25,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Authorized participants pay a fixed transaction fee of $500 to the shareholder servicing agent when purchasing and redeeming Creation Units of a Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units. In addition to the fixed transaction fee, the Funds may charge an additional maximum 3% of the amount invested variable fee for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction.

9. Federal Income Taxes

At June 30, 2023, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Simplify Enhanced Income ETF	$25,301,853	$3,014	$(1,067)	$1,947
Simplify Stable Income ETF	14,272,686	3,746	—	3,746
Simplify Bitcoin Strategy PLUS Income ETF	65,379,819	278,853	(10)	278,843
Simplify Volatility Premium ETF	311,838,582	4,494,032	(605,505)	3,888,527

The differences between book-basis and tax-basis components of net assets are primarily attributable to the tax deferral of losses on wash sales, grantor trust adjustments, section 1256 mark-to-market treatment of derivatives and return of capital basis adjustments from underlying investments.

32

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

At June 30, 2023, for federal income tax purposes, the Funds had capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Total Amount
Simplify Volatility Premium ETF	$4,391,919	$—	$4,391,919

10. Subsequent Events

Management has evaluated subsequent events through the date of issuance of these financial statements and has determined that there are no subsequent events that require adjustment to, or disclosure in, the financial statement.

33

Simplify Exchange Traded Funds

Board Considerations in Renewal of Management Agreement and Sub-Advisory

Agreement (Unaudited)

In connection with the meeting of the Board of Trustees (the “Board” or “Trustees”) of Simplify Exchange Traded Funds (the “Trust”) held on August 18, 2023 (the “Meeting”), the Trustees, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment management agreement (the “Management Agreement”) between Simplify Asset Management, Inc. (the “Adviser” or “Simplify”) and the Trust, on behalf of Simplify Volatility Premium ETF (the “Fund” or “SVOL”).

Nature, Extent, and Quality of Service. The Trustees discussed the personnel who perform services for the Fund, including their qualifications and experience, noting that since the Management Agreement was first approved in 2020, the Adviser had added significantly to the personnel resources of the Adviser, including personnel performing functions related to operations, financial reporting, risk management, portfolio management and trading. They noted that each Trustee had access to the management team, and they appreciated the open lines of communication. The Board considered the quality of the operational and compliance infrastructure supporting the Fund, including the regular reports provided by the Trust’s CCO regarding compliance procedures and practices. They considered that the Adviser’s investment strategies, including its option overlay strategies, were both proprietary and systematic, noting that Adviser had built an experienced team of investment professionals with diverse expertise to provide high quality services to the Fund. The Trustees considered that the Adviser conducted competitor fund research and analysis to benchmark fees and performance, worked with brokers, counterparties and custodians to implement the Fund’s strategy and provided services including trade execution, post-trade settlement and reporting and compliance monitoring to ensure the execution of the Fund’s investment objectives. He noted further that since the inception of the Fund, the Adviser further enhanced its risk management program and had provided annual Liquidity Risk Management reports to the Board. They discussed that the Adviser oversaw the activities of the Fund’s other service providers, including the sub-adviser, and monitored adherence to the Fund’s investment restrictions, compliance with various policies and procedures, and with applicable securities regulations. The Trustees reviewed other services provided by Simplify to the Fund, such as maintaining all records not maintained by a service provider or sub-adviser, overseeing all required tax returns of the Fund, assisting with the preparation of reports to existing shareholders and updating the prospectuses and statements of additional information periodically, and preparing reports to be filed with the SEC. The Trustees reviewed the financial condition of the Adviser, including the financial statement and the balance sheet and determined that the Adviser had demonstrated the ability to manage its financial obligations and had the ability to meet its capital requirements for continued operation and growth, both in the near and long term. The Trustees discussed the full scope of services provided by the Adviser and agreed that the Adviser had delivered the services consistent with its responsibilities, and that the quality of the services provided by the Adviser to the Fund had been high.

Performance

The Trustees reviewed the Adviser’s management capabilities as demonstrated by the Fund’s performance and ability to meet its investment objectives. The Trustees discussed the Fund’s returns versus the returns of the Fund’s index and peer groups over various time periods ended June 30. 2023. The Trustees noted that the Fund outperformed its peer group for the one-year period. The Trustees recalled that they regularly received from the Adviser performance data, analyses, and reports regarding the Fund’s index tracking, premium/discount, and intraday trading spreads, among other things, which was considered in the renewal deliberations. The Board also considered the Adviser’s commentary regarding broader market trends and macroeconomic developments and interrelationship between market conditions and the Fund’s performance. Taking all factors into consideration, the Trustees concluded that Simplify had the tools to continue to deliver favorable returns to the shareholders of the Fund and the returns of the Fund were acceptable.

Fees and Expenses

The Trustees discussed the 15(c) Materials concerning the advisory fees for the Fund. They considered the fees relative to a universe of unaffiliated comparable ETFs and mutual funds (collectively, the “Peer Groups”) and considered the Adviser’s observations and analysis of the variation among the Peer Funds, the relevant Morningstar category, and other Simplify Funds. They noted that the contractual annual advisory fee for the Fund was 0.50%. They considered that it was a unitary fee. They noted that for the Fund, the advisory fee was lower than the average fee of the funds in the peer group, and while higher than the respective Morningstar average fee, were below the highest fees of the funds in the Morningstar category.

The Trustees considered that no payments were made by the Fund to the Adviser other than the advisory fees. In its assessment of the advisory fees, the Board also considered the Adviser’s description of the resources involved in managing the Fund, as well as the Fund’s size and that the Adviser would continue to absorb certain operational expenses incurred by the Fund through the renewal term of the Management Agreement. The Trustees agreed that the advisory fees were not unreasonable.

Profitability

The Trustees reviewed the profit analysis provided by the Adviser and observed that, at current asset levels, the Adviser was not yet profitable and therefore excess profitability was not a concern with respect to the Fund.

Economies of Scale

The Trustees considered the potential for the Adviser to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefit were shared with shareholders. They considered the Adviser’ position that the current advisory fees already reflected the potential economies of scale that would be realized by the Adviser when the Fund was a much larger fund. The Trustees determined that the Board would continue to evaluate breakpoints for the Fund as assets increased.

34

Simplify Exchange Traded Funds

Board Considerations in Renewal of Management Agreement and Sub-Advisory

Agreement (Unaudited) (Continued)

Conclusion

Upon reconvening, the Board unanimously determined that it had received all reasonably necessary information upon which to reach its conclusion that it was in the best interests of the Fund to renew the Management Agreement. The Board’s determination was based on the totality of the information reviewed.

35

Simplify Exchange Traded Funds

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site at www.simplify.us or on the SEC’s Web site at www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 772-8488.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-772-8488.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or NASDAQ, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.simplify.us.

36

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Investment Adviser	Simplify Exchange Traded Funds	Custodian, Administrator & Transfer Agent
Simplify Asset Management Inc. 222 Broadway, 22nd Floor New York, NY 10038	222 Broadway, 22nd Floor New York, NY 10038	The Bank of New York Mellon 240 Greenwich Street New York, NY 10286

Distributor	Independent Registered Public Accounting Firm	Legal Counsel
Foreside Financial Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Cohen & Company Ltd. 1350 Euclid Ave., Suite 800 Cleveland, OH 44115	Thompson Hine LLP 41 South High Street Suite 1700 Columbus, OH 43215

(b)	Not applicable

Item 2. Code of Ethics.

Not Applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not Applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not Applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not Applicable for the semi-annual reporting period.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Simplify Exchange Traded Funds

By	/s/ Paul Kim, President
Paul Kim, President
(principal executive officer)

Date	March 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul Kim
Paul Kim, President
(principal executive officer)

Date	March 7, 2024

By:	/s/ Fiona Ho
Fiona Ho, Treasurer
(principal financial officer)

Date	March 7, 2024